SEPARATE ACCOUNT A

INVESTMENTS

DECEMBER 31, 2025

Each variable account invests in shares of the corresponding portfolio (with the same name). The shares owned and value of investments as of December 31, 2025; and the cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2025, were as follows:

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Bond Plus Class I *	5,497	$58,425	$58,246	$838
Core Income Class I *	160,294	2,106,883	456,138	352,105
Diversified Bond Class I *	803,070	8,859,806	1,524,451	1,645,978
Floating Rate Income Class I *	604,166	10,710,052	2,570,101	1,686,675
Floating Rate Income Class P *	1,947	35,394	23,360	468
High Yield Bond Class I *	589,115	6,737,263	565,869	1,519,634
Inflation Managed Class I *	572,614	7,637,374	2,572,083	2,497,905
Intermediate Bond Class I *	531,048	5,332,459	2,665,055	3,373,701
Short Duration Bond Class I *	1,115,698	13,215,140	4,006,233	5,626,155
Total Return Class I *	696,433	10,539,453	2,927,952	2,473,181
Emerging Markets Debt Class I *	75,451	1,158,290	434,480	788,506
Dividend Growth Class I *	774,732	37,543,861	4,981,126	4,563,240
Equity Index Class I *	1,113,978	200,006,754	38,050,705	44,749,407
Focused Growth Class I *	239,269	20,791,463	3,282,424	3,346,328
Growth Class I *	189,381	16,921,471	2,787,518	3,530,328
Hedged Equity Class I *	5,251,097	74,395,919	20,749,842	16,262,808
Hedged Equity Class P *	40,884	584,671	534,959	3,581
Large-Cap Core Class I *	128,926	12,666,764	1,558,827	1,382,254
Large-Cap Growth Class I *	443,706	14,774,614	2,109,952	4,108,774
Large-Cap Plus Bond Alpha Class I *	1,580	19,252	19,129	51
Large-Cap Value Class I *	226,486	9,924,829	904,426	1,520,542
Mid-Cap Growth Class I *	404,303	11,247,884	1,102,024	1,882,687
Mid-Cap Plus Bond Alpha Class I *	200,597	8,199,769	437,181	1,481,228
Mid-Cap Value Class I *	228,443	8,286,567	1,979,938	1,758,231
QQQ® Plus Bond Alpha Class I *	9,490	118,365	156,043	52,376
Small-Cap Equity Class I *	360,037	12,655,606	4,441,411	1,197,080
Small-Cap Growth Class I *	177,077	5,654,362	678,770	1,172,306
Small-Cap Index Class I *	389,421	15,692,640	1,969,649	3,449,113
Small-Cap Plus Bond Alpha Class I *	360	4,113	-	56
Small-Cap Value Class I *	155,260	4,804,556	514,000	773,972
Value Class I *	153,439	4,108,879	303,732	773,167
Value Advantage Class I *	121,685	3,987,049	370,865	1,530,406
Emerging Markets Class I *	285,517	6,758,008	685,461	1,314,080
International Equity Plus Bond Alpha Class I *	870	11,183	72,581	64,190
International Growth Class I *	59,467	693,231	413,208	262,459
International Large-Cap Class I *	490,649	8,644,194	1,337,085	1,093,085
International Small-Cap Class I *	89,702	1,415,059	220,803	309,827
International Value Class I *	296,201	7,696,440	3,886,808	2,587,128
Health Sciences Class I *	349,481	26,662,745	3,714,482	5,521,873
Real Estate Class I *	130,562	4,811,445	1,102,356	1,864,611
Technology Class I *	1,087,483	29,778,090	5,790,569	7,929,662
ESG Diversified Class I *	148,422	1,942,772	363,940	355,359
ESG Diversified Growth Class I *	28,938	368,799	117,965	10,651
Capital Appreciation Class I *	102,372	1,019,875	1,017,753	1,208
PSF Avantis Balanced Allocation Class I *	839,949	17,676,744	2,264,450	2,528,550
PSF Avantis Balanced Allocation Class P *	7,330	156,601	-	10,489
Pacific Dynamix - Conservative Growth Class I *	1,661,741	40,048,265	2,841,499	6,900,549
Pacific Dynamix - Moderate Growth Class I *	4,624,968	159,787,741	19,443,094	26,767,884
Pacific Dynamix - Moderate Growth Class P *	5,892	206,119	206,419	2,736
Pacific Dynamix - Growth Class I *	6,485,296	276,576,280	56,481,942	38,710,549
Pacific Dynamix - Growth Class P *	927	40,008	-	722
Pacific Dynamix - Aggressive Growth Class I *	60,186	799,585	714,281	54,840
Portfolio Optimization Conservative Class I *	3,843,430	64,928,875	9,053,713	11,136,695

See Notes to Financial Statements	SA-1	See explanation of symbol on page SA-4

SEPARATE ACCOUNT A

INVESTMENTS (Continued)

DECEMBER 31, 2025

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Portfolio Optimization Moderate-Conservative Class I *	4,197,592	$85,717,750	$2,755,041	$16,149,571
Portfolio Optimization Moderate Class I *	15,045,493	365,356,317	3,238,999	56,894,831
Portfolio Optimization Growth Class I *	10,721,222	296,100,739	3,326,040	51,833,060
Portfolio Optimization Aggressive-Growth Class I *	2,644,616	79,523,418	1,464,321	13,569,598
American Funds IS American High-Income Trust Class 4	459,900	4,723,175	1,183,964	963,391
American Funds IS Asset Allocation Class 1	21,284	585,529	288,191	15,943
American Funds IS Asset Allocation Class 4	9,589,150	256,701,549	42,608,475	41,899,283
American Funds IS Capital Income Builder® Class 4	507,174	7,333,730	2,151,639	1,772,806
American Funds IS Capital World Bond Class 4	81,820	812,474	65,561	91,545
American Funds IS Capital World Growth and Income Class 1	3,949	72,825	10,769	1,658
American Funds IS Capital World Growth and Income Class 4	270,455	4,827,621	1,297,965	842,028
American Funds IS Global Balanced Class 4	195,768	2,752,505	209,887	1,321,763
American Funds IS Global Growth Class 4	175,512	6,590,473	1,325,629	1,487,931
American Funds IS Global Small Capitalization Class 4	68,943	1,307,849	222,795	152,451
American Funds IS Growth Class 1	6,005	847,093	422,261	55,762
American Funds IS Growth Class 4	505,648	67,954,070	23,416,205	12,792,979
American Funds IS Growth-Income Class 1	2,096	141,981	46,575	2,677
American Funds IS Growth-Income Class 4	422,531	27,367,319	9,734,797	3,502,374
American Funds IS International Class 1	1,895	42,319	28,797	367
American Funds IS International Class 4	157,363	3,435,240	406,868	469,847
American Funds IS International Growth and Income Class 1	4,547	61,341	25,301	729
American Funds IS International Growth and Income Class 4	140,702	1,810,839	879,302	900,880
American Funds IS Managed Risk Asset Allocation Class P2	1,154,124	15,003,614	3,274,167	8,138,502
American Funds IS New World Fund® Class 1	13,348	433,419	118,421	12,172
American Funds IS New World Fund® Class 4	117,813	3,735,844	371,658	545,788
American Funds IS The Bond Fund of America Class 1	23,103	219,945	34,528	5,885
American Funds IS The Bond Fund of America Class 4	778,127	7,244,361	2,156,861	5,229,240
American Funds IS U.S. Government Securities Class 1	8,605	85,186	21,517	1,006
American Funds IS U.S. Government Securities Class 4	212,220	2,067,022	2,544,465	2,584,165
American Funds IS Washington Mutual Investors Class 1	9,494	172,597	39,444	3,211
American Funds IS Washington Mutual Investors Class 4	914,487	16,049,241	4,664,819	3,373,325
BlackRock® 60/40 Target Allocation ETF V.I. Class I	2,026,703	30,116,804	6,656,574	5,510,368
BlackRock® Capital Appreciation V.I. Class III	100,797	694,494	111,864	113,096
BlackRock® Global Allocation V.I. Class I	2,432	42,895	46,785	8
BlackRock® Global Allocation V.I. Class III	7,143,832	95,298,718	26,284,694	19,204,803
BlackRock® High Yield V.I. Class I	11,322	79,709	52,278	1,093
BlackRock® S&P 500 Index V.I. Class I	5,108	197,109	104,800	1,806
BlackRock® Small Cap Index V.I. Class I	24,850	316,835	26,950	7,191
BlackRock® Total Return V.I. Class I	6,014	61,586	2,752	1,406
DFA VA Equity Allocation Institutional Class	1,067	19,676	604	1,423
DFA VA Global Bond Institutional Class	3,972	38,732	9,746	2,473
DFA VA Global Moderate Allocation Institutional Class	4,653	84,310	78,893	749
DFA VA International Small Institutional Class	3,898	57,617	56,443	197
DFA VA International Value Institutional Class	20,845	386,260	107,759	30,472
DFA VA Short-Term Fixed Institutional Class	55,006	553,914	456,068	31,598
DFA VA US Large Value Institutional Class	30,503	1,064,845	580,513	20,475
DFA VA US Targeted Value Institutional Class	5,779	128,758	127,500	1,076
Fidelity® VIP Consumer Discretionary Initial Class	1,904	75,413	11,134	5,728
Fidelity® VIP Contrafund® Initial Class	15,546	931,060	404,956	15,005
Fidelity® VIP Contrafund® Service Class 2	1,322,724	75,210,088	29,424,933	14,422,286
Fidelity® VIP Emerging Markets Initial Class	3,171	50,189	26,177	7,325
Fidelity® VIP Energy Initial Class	5,312	144,905	4,496	1,599
Fidelity® VIP Extended Market Index Initial Class	10,295	164,102	141,637	2,775
Fidelity® VIP FundsManager® 60% Investor Class	1,282,060	15,051,382	1,767,579	276,495
Fidelity® VIP FundsManager® 60% Service Class 2	4,043,143	47,264,347	6,424,766	7,401,152
Fidelity® VIP Government Money Market Initial Class	918,068	918,068	512,449	501,873

See Notes to Financial Statements	SA-2	See explanation of symbol on page SA-4

SEPARATE ACCOUNT A

INVESTMENTS (Continued)

DECEMBER 31, 2025

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Fidelity® VIP Government Money Market Service Class	45,535,192	$45,535,156	$35,527,467	$23,552,358
Fidelity® VIP Growth Opportunities Initial Class	566	56,405	55,891	152
Fidelity® VIP Index 500 Initial Class	424	279,738	4,342	12,812
Fidelity® VIP Investment Grade Bond Initial Class	92,040	1,045,577	257,591	25,700
Fidelity® VIP Strategic Income Service Class 2	834,377	9,236,549	2,486,095	1,344,227
Fidelity® VIP Value Strategies Initial Class	5,157	82,154	58,154	4,032
First Trust Dorsey Wright Tactical Core Class I	152,580	2,116,284	385,585	706,006
First Trust/Dow Jones Dividend & Income Allocation Class I	3,067,433	40,398,098	6,359,341	8,827,491
Franklin Allocation VIP Class 2	27,676	153,323	10,609	3,181
Franklin Allocation VIP Class 4	2,364,174	13,664,927	3,256,421	2,951,244
Franklin Income VIP Class 2	924,558	14,016,292	1,798,632	1,658,705
Franklin Mutual Global Discovery VIP Class 2	191,539	3,650,738	718,376	1,025,245
Franklin Rising Dividends VIP Class 1	8,299	245,993	25,081	3,619
Franklin Rising Dividends VIP Class 2	435,590	12,213,955	2,189,263	2,225,684
Franklin Small Cap Value VIP Class 1	13,707	204,778	17,465	2,273
Franklin Small-Mid Cap Growth VIP Class 1	1,581	29,480	9,758	556
Templeton Global Bond VIP Class 2 *	233,950	3,081,127	174,719	438,415
Goldman Sachs VIT Large Cap Value Institutional Shares	3,302	27,013	3,879	1,998
Invesco® V.I. International Growth Series II	652,574	1,350,829	657,086	120,905
Invesco® V.I. American Value Series I	15,666	284,334	40,579	4,671
Invesco® V.I. Balanced-Risk Allocation Series II	2,395,334	20,120,808	11,144,234	10,366,552
Invesco® V.I. Discovery Mid Cap Growth Series I	1,022	76,892	73,344	972
Invesco® V.I. Equity and Income Series II	184,513	3,343,385	1,051,320	746,017
Invesco® V.I. Global Real Estate Series II	75,154	1,037,119	104,037	251,184
Invesco® V.I. Global Series II	57,088	2,072,280	592,065	587,499
Invesco® V.I. Main Street Small Cap Fund® Series I	2,017	57,560	42,127	896
Invesco® V.I. Technology Series I	19,569	502,732	61,194	8,501
Janus Henderson Balanced Service Shares	9,398,164	559,002,804	91,649,800	90,206,845
Janus Henderson Enterprise Institutional Shares	24	2,007	152	98
Janus Henderson Flexible Bond Service Shares	205,889	2,293,604	200,269	292,733
LVIP American Century Inflation Protection Standard Class II	5,666	51,151	12,479	3,048
LVIP American Century Mid Cap Value Standard Class II	1,346	26,035	18,534	330
LVIP American Century Mid Cap Value Service Class	264,938	5,138,475	711,847	970,754
LVIP JPMorgan Core Bond Standard Class	12,970	129,128	113,300	5,930
LVIP JPMorgan Mid Cap Value Standard Class	4,196	37,818	43,493	1,956
Western Asset Core Plus VIT Class I	6,931	32,229	1,461	1,562
Lord Abbett Bond Debenture Class VC	544,930	5,781,710	1,105,337	1,087,807
Lord Abbett Total Return Class VC	391,613	5,560,901	806,006	752,589
MFS® International Growth - Initial Class	4,696	84,250	54,084	2,767
MFS® Massachusetts Investors Growth Stock - Service Class	29,468	644,472	117,153	59,815
MFS® Total Return Series - Service Class	2,005,393	45,402,108	10,439,258	6,773,464
MFS® Utilities Series - Initial Class	3,104	117,128	13,179	1,427
MFS® Utilities Series - Service Class	133,003	4,897,185	1,187,404	1,451,455
MFS® Value Series - Initial Class	3,014	67,097	66,985	750
MFS® Value Series - Service Class	37,351	805,670	89,366	116,527
Nomura VIP Asset Strategy Series Service Class	408,755	4,087,549	1,868,336	1,137,545
Nomura VIP Energy Series Service Class	825,393	4,275,534	1,016,423	1,070,386
TOPS® Conservative ETF Class 1	4,286	58,931	35,738	809
TOPS® Moderate Growth ETF Class 1	6,144	104,873	3,635	437
PIMCO CommodityRealReturn® Strategy - Advisor Class	165,586	1,063,061	819,009	899,403
PIMCO Emerging Markets Bond - Institutional Class	1,028	11,742	773	178
PIMCO Income - Advisor Class	444,687	4,602,513	1,420,869	1,038,590
PIMCO Low Duration - Institutional Class	1,869	18,275	733	259
PIMCO Total Return - Institutional Class	36,275	342,800	131,456	8,375
Schwab S&P 500 Index	21,641	2,179,492	1,594,213	27,254
Schwab VIT Balanced	276,638	4,260,218	638,211	1,048,421
Schwab VIT Balanced with Growth	457,957	8,513,420	477,803	641,517
Schwab VIT Growth	233,192	5,064,921	1,193,801	953,099

See Notes to Financial Statements	SA-3	See explanation of symbol on page SA-4

SEPARATE ACCOUNT A

INVESTMENTS (Continued)

DECEMBER 31, 2025

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
State Street Total Return V.I.S. Class 3	6,541	$110,942	$11,679	$158,198
T. Rowe Price Blue Chip Growth - I	13,110	856,457	173,524	30,038
T. Rowe Price Equity Income - I	571	16,516	1,969	10,075
T. Rowe Price Health Sciences - I	3,890	227,429	17,967	5,366
VanEck VIP Global Resources Class S	37,680	1,204,617	401,648	492,201
Vanguard® VIF Balanced	120,677	3,066,392	1,124,549	361,729
Vanguard® VIF Capital Growth	4,017	248,320	17,984	4,364
Vanguard® VIF Conservative Allocation	16,331	432,123	127,172	14,173
Vanguard® VIF Diversified Value	22,392	391,183	35,814	5,819
Vanguard® VIF Equity Income	20,735	543,672	69,868	5,901
Vanguard® VIF Equity Index	1,298	106,394	4,238	3,668
Vanguard® VIF Growth	5,611	205,807	120,001	12,382
Vanguard® VIF High Yield Bond	47,406	357,915	47,659	4,578
Vanguard® VIF International	18,078	516,863	367,097	11,128
Vanguard® VIF Mid-Cap Index	25,642	716,948	227,367	13,950
Vanguard® VIF Moderate Allocation	47,651	1,585,821	484,365	535,471
Vanguard® VIF Real Estate Index	37,294	431,494	37,751	7,182
Vanguard® VIF Short-Term Investment-Grade	36,606	390,586	367,285	259,787
Vanguard® VIF Total Bond Market Index	75,691	817,460	291,997	21,310
Vanguard® VIF Total International Stock Market Index	27,573	740,617	151,157	204,821
Vanguard® VIF Total Stock Market Index	25,112	1,530,090	414,232	28,259

* The variable account did not receive any dividend or capital gain distributions from its underlying portfolio during the reporting period.

See Notes to Financial Statements	SA-4

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

	Variable Accounts
	Bond	Core	Diversified	Floating	Floating	High Yield
	Plus	Income	Bond	Rate Income	Rate Income	Bond
	Class I	Class I	Class I	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$58,425	$2,106,883	$8,859,806	$10,710,052	$35,394	$6,737,263
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	2	66	3,281	19,201	31	2,395
Total Assets	58,427	2,106,949	8,863,087	10,729,253	35,425	6,739,658
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	5	182	3,561	20,619	31	2,288
Investments purchased	-	-	-	-	-	-
Total Liabilities	5	182	3,561	20,619	31	2,288
NET ASSETS	$58,422	$2,106,767	$8,859,526	$10,708,634	$35,394	$6,737,370
NET ASSETS CONSIST OF:
Accumulation units	58,422	2,106,767	8,813,549	10,696,561	35,394	6,727,245
Contracts in payout (annuitization) period	-	-	45,977	12,073	-	10,125
NET ASSETS	$58,422	$2,106,767	$8,859,526	$10,708,634	$35,394	$6,737,370
Units Outstanding	5,551	182,520	755,431	749,609	2,711	402,294
Accumulation Unit Value	$10.52 - $10.53	$10.25 - $12.66	$10.23 - $17.31	$10.64 - $16.84	$13.04 - $13.14	$10.52 - $35.42
Cost of Investments	$57,418	$1,796,731	$6,911,779	$7,389,449	$33,321	$3,047,609

	Inflation	Intermediate	Short Duration	Total	Emerging	Dividend
	Managed	Bond	Bond	Return	Markets Debt	Growth
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$7,637,374	$5,332,459	$13,215,140	$10,539,453	$1,158,290	$37,543,861
Receivables:
Due from Pacific Life & Annuity Company	356	-	42,668	-	-	-
Investments sold	-	406	-	4,743	59	4,003
Total Assets	7,637,730	5,332,865	13,257,808	10,544,196	1,158,349	37,547,864
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	576	-	4,684	108	4,275
Investments purchased	231	-	43,179	-	-	-
Total Liabilities	231	576	43,179	4,684	108	4,275
NET ASSETS	$7,637,499	$5,332,289	$13,214,629	$10,539,512	$1,158,241	$37,543,589
NET ASSETS CONSIST OF:
Accumulation units	7,626,768	5,332,289	13,147,602	10,536,414	1,157,989	37,221,491
Contracts in payout (annuitization) period	10,731	-	67,027	3,098	252	322,098
NET ASSETS	$7,637,499	$5,332,289	$13,214,629	$10,539,512	$1,158,241	$37,543,589
Units Outstanding	598,725	548,631	1,200,425	828,829	96,576	1,224,460
Accumulation Unit Value	$9.87 - $26.23	$9.38 - $10.24	$9.89 - $14.41	$10.38 - $27.32	$11.27 - $14.11	$10.95 - $54.76
Cost of Investments	$5,895,476	$5,022,527	$10,574,294	$7,494,342	$777,639	$12,314,374

See Notes to Financial Statements	SA-5

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Variable Accounts
	Equity	Focused		Hedged	Hedged	Large-Cap
	Index	Growth	Growth	Equity	Equity	Core
	Class I	Class I	Class I	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$200,006,754	$20,791,463	$16,921,471	$74,395,919	$584,671	$12,666,764
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	16,169	64,468	40,287	12,218	305	21,787
Total Assets	200,022,923	20,855,931	16,961,758	74,408,137	584,976	12,688,551
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	15,516	64,979	40,423	14,311	312	22,223
Investments purchased	-	-	-	-	-	-
Total Liabilities	15,516	64,979	40,423	14,311	312	22,223
NET ASSETS	$200,007,407	$20,790,952	$16,921,335	$74,393,826	$584,664	$12,666,328
NET ASSETS CONSIST OF:
Accumulation units	199,486,981	20,719,858	16,879,156	74,393,826	584,664	12,662,375
Contracts in payout (annuitization) period	520,426	71,094	42,179	-	-	3,953
NET ASSETS	$200,007,407	$20,790,952	$16,921,335	$74,393,826	$584,664	$12,666,328
Units Outstanding	6,162,049	476,306	395,287	5,781,884	42,533	373,611
Accumulation Unit Value	$11.92 - $115.10	$12.08 - $102.12	$11.63 - $142.60	$10.72 - $14.80	$13.75 - $13.75	$11.46 - $82.11
Cost of Investments	$53,091,349	$4,862,979	$4,229,056	$57,256,838	$531,452	$3,708,584

		Large-Cap			Mid-Cap
	Large-Cap	Plus Bond	Large-Cap	Mid-Cap	Plus Bond	Mid-Cap
	Growth	Alpha	Value	Growth	Alpha	Value
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$14,774,614	$19,252	$9,924,829	$11,247,884	$8,199,769	$8,286,567
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	287	1	781	41,590	12,643	68,427
Total Assets	14,774,901	19,253	9,925,610	11,289,474	8,212,412	8,354,994
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	965	3	876	41,874	12,559	68,522
Investments purchased	-	-	-	-	-	-
Total Liabilities	965	3	876	41,874	12,559	68,522
NET ASSETS	$14,773,936	$19,250	$9,924,734	$11,247,600	$8,199,853	$8,286,472
NET ASSETS CONSIST OF:
Accumulation units	14,711,043	19,250	9,885,906	11,244,182	8,186,694	8,266,048
Contracts in payout (annuitization) period	62,893	-	38,828	3,418	13,159	20,424
NET ASSETS	$14,773,936	$19,250	$9,924,734	$11,247,600	$8,199,853	$8,286,472
Units Outstanding	370,375	1,608	384,758	373,380	278,933	356,592
Accumulation Unit Value	$11.67 - $67.20	$11.97 - $11.97	$10.69 - $48.79	$9.78 - $44.97	$10.82 - $75.81	$10.75 - $60.18
Cost of Investments	$3,019,113	$19,078	$2,740,549	$3,037,884	$1,992,300	$3,543,752

See Notes to Financial Statements	SA-6

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Variable Accounts
	QQQ				Small-Cap
	Plus Bond	Small-Cap	Small-Cap	Small-Cap	Plus Bond	Small-Cap
	Alpha	Equity	Growth	Index	Alpha	Value
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$118,365	$12,655,606	$5,654,362	$15,692,640	$4,113	$4,804,556
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	3	1,499	44,629	27,306	-	45,653
Total Assets	118,368	12,657,105	5,698,991	15,719,946	4,113	4,850,209
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	7	2,198	44,666	27,696	-	45,486
Investments purchased	-	-	-	-	-	-
Total Liabilities	7	2,198	44,666	27,696	-	45,486
NET ASSETS	$118,361	$12,654,907	$5,654,325	$15,692,250	$4,113	$4,804,723
NET ASSETS CONSIST OF:
Accumulation units	118,361	12,654,534	5,612,052	15,673,239	4,113	4,804,399
Contracts in payout (annuitization) period	-	373	42,273	19,011	-	324
NET ASSETS	$118,361	$12,654,907	$5,654,325	$15,692,250	$4,113	$4,804,723
Units Outstanding	9,484	719,160	240,537	655,464	369	210,476
Accumulation Unit Value	$12.39 - $12.57	$10.71 - $42.40	$11.13 - $39.48	$11.20 - $55.59	$11.15 - $11.15	$10.61 - $57.18
Cost of Investments	$102,602	$8,883,918	$1,824,114	$7,207,721	$3,829	$1,594,913

				International
				Equity
		Value	Emerging	Plus Bond	International	International
	Value	Advantage	Markets	Alpha	Growth	Large-Cap
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$4,108,879	$3,987,049	$6,758,008	$11,183	$693,231	$8,644,194
Receivables:
Due from Pacific Life & Annuity Company	1,914	-	-	-	-	-
Investments sold	-	466	466	-	164	22,872
Total Assets	4,110,793	3,987,515	6,758,474	11,183	693,395	8,667,066
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	607	640	1	194	22,968
Investments purchased	2,078	-	-	-	-	-
Total Liabilities	2,078	607	640	1	194	22,968
NET ASSETS	$4,108,715	$3,986,908	$6,757,834	$11,182	$693,201	$8,644,098
NET ASSETS CONSIST OF:
Accumulation units	4,098,610	3,986,908	6,751,701	11,182	693,201	8,583,416
Contracts in payout (annuitization) period	10,105	-	6,133	-	-	60,682
NET ASSETS	$4,108,715	$3,986,908	$6,757,834	$11,182	$693,201	$8,644,098
Units Outstanding	155,238	159,049	435,439	882	62,170	395,578
Accumulation Unit Value	$11.57 - $37.79	$10.76 - $29.80	$11.86 - $61.52	$12.68 - $12.68	$10.77 - $11.39	$11.11 - $46.37
Cost of Investments	$930,074	$2,060,239	$3,069,524	$10,582	$545,586	$2,909,459

See Notes to Financial Statements	SA-7

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Variable Accounts
	International	International	Health	Real		ESG
	Small-Cap	Value	Sciences	Estate	Technology	Diversified
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$1,415,059	$7,696,440	$26,662,745	$4,811,445	$29,778,090	$1,942,772
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	179	118,350	7,026	243	14,920	42
Total Assets	1,415,238	7,814,790	26,669,771	4,811,688	29,793,010	1,942,814
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	96	118,416	7,519	62	16,073	159
Investments purchased	-	-	-	-	-	-
Total Liabilities	96	118,416	7,519	62	16,073	159
NET ASSETS	$1,415,142	$7,696,374	$26,662,252	$4,811,626	$29,776,937	$1,942,655
NET ASSETS CONSIST OF:
Accumulation units	1,397,319	7,692,494	26,652,969	4,795,098	29,744,709	1,942,655
Contracts in payout (annuitization) period	17,823	3,880	9,283	16,528	32,228	-
NET ASSETS	$1,415,142	$7,696,374	$26,662,252	$4,811,626	$29,776,937	$1,942,655
Units Outstanding	73,966	390,307	812,336	244,974	732,086	157,544
Accumulation Unit Value	$11.31 - $27.96	$13.45 - $29.12	$10.48 - $90.95	$9.60 - $72.67	$13.14 - $60.49	$11.06 - $12.41
Cost of Investments	$500,719	$3,340,571	$5,961,424	$1,454,971	$6,888,676	$1,517,968

					Pacific	Pacific
	ESG		PSF Avantis	PSF Avantis	Dynamix -	Dynamix -
	Diversified	Capital	Balanced	Balanced	Conservative	Moderate
	Growth	Appreciation	Allocation	Allocation	Growth	Growth
	Class I	Class I	Class I	Class P	Class I	Class I
ASSETS
Investments in mutual funds, at value	$368,799	$1,019,875	$17,676,744	$156,601	$40,048,265	$159,787,741
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	12	33	4,543	409	5,829	83,722
Total Assets	368,811	1,019,908	17,681,287	157,010	40,054,094	159,871,463
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	26	97	5,460	410	5,665	82,905
Investments purchased	-	-	-	-	-	-
Total Liabilities	26	97	5,460	410	5,665	82,905
NET ASSETS	$368,785	$1,019,811	$17,675,827	$156,600	$40,048,429	$159,788,558
NET ASSETS CONSIST OF:
Accumulation units	368,785	1,019,811	17,675,827	156,600	40,048,429	159,610,208
Contracts in payout (annuitization) period	-	-	-	-	-	178,350
NET ASSETS	$368,785	$1,019,811	$17,675,827	$156,600	$40,048,429	$159,788,558
Units Outstanding	31,363	102,550	1,099,051	11,628	2,374,879	8,600,222
Accumulation Unit Value	$11.22 - $12.19	$9.94 - $9.95	$11.36 - $19.67	$13.47 - $13.47	$10.85 - $24.20	$11.15 - $32.17
Cost of Investments	$298,822	$1,016,538	$10,724,110	$108,004	$21,139,641	$69,206,649

See Notes to Financial Statements	SA-8

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Variable Accounts
	Pacific			Pacific		Portfolio
	Dynamix -	Pacific	Pacific	Dynamix -	Portfolio	Optimization
	Moderate	Dynamix -	Dynamix -	Aggressive	Optimization	Moderate-
	Growth	Growth	Growth	Growth	Conservative	Conservative
	Class P	Class I	Class P	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$206,119	$276,576,280	$40,008	$799,585	$64,928,875	$85,717,750
Receivables:
Due from Pacific Life & Annuity Company	-	193,492	-	-	-	-
Investments sold	519	-	52	25	13,735	56,469
Total Assets	206,638	276,769,772	40,060	799,610	64,942,610	85,774,219
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	522	-	53	51	12,232	52,999
Investments purchased	-	194,174	-	-	-	-
Total Liabilities	522	194,174	53	51	12,232	52,999
NET ASSETS	$206,116	$276,575,598	$40,007	$799,559	$64,930,378	$85,721,220
NET ASSETS CONSIST OF:
Accumulation units	206,116	276,109,083	40,007	799,559	64,866,052	85,525,778
Contracts in payout (annuitization) period	-	466,515	-	-	64,326	195,442
NET ASSETS	$206,116	$276,575,598	$40,007	$799,559	$64,930,378	$85,721,220
Units Outstanding	15,724	13,233,062	2,858	66,212	4,817,854	5,248,207
Accumulation Unit Value	$13.11 - $13.11	$11.42 - $46.48	$14.00 - $14.00	$11.66 - $13.24	$10.57 - $16.48	$10.86 - $19.85
Cost of Investments	$203,696	$174,033,735	$25,233	$748,551	$37,804,111	$40,590,996

			Portfolio	American Funds	American	American
	Portfolio	Portfolio	Optimization	IS American	Funds	Funds
	Optimization	Optimization	Aggressive-	High-Income	IS Asset	IS Asset
	Moderate	Growth	Growth	Trust	Allocation	Allocation
	Class I	Class I	Class I	Class 4	Class 1	Class 4
ASSETS
Investments in mutual funds, at value	$365,356,317	$296,100,739	$79,523,418	$4,723,175	$585,529	$256,701,549
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	44,961	259,193	17,759	18,912	1,068	146,421
Total Assets	365,401,278	296,359,932	79,541,177	4,742,087	586,597	256,847,970
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	39,844	254,824	14,976	19,149	1,075	148,409
Investments purchased	-	-	-	-	-	-
Total Liabilities	39,844	254,824	14,976	19,149	1,075	148,409
NET ASSETS	$365,361,434	$296,105,108	$79,526,201	$4,722,938	$585,522	$256,699,561
NET ASSETS CONSIST OF:
Accumulation units	364,774,425	295,799,146	79,506,824	4,722,938	585,522	256,427,286
Contracts in payout (annuitization) period	587,009	305,962	19,377	-	-	272,275
NET ASSETS	$365,361,434	$296,105,108	$79,526,201	$4,722,938	$585,522	$256,699,561
Units Outstanding	18,744,524	13,484,228	3,312,295	312,570	39,528	13,409,037
Accumulation Unit Value	$11.05 - $23.62	$11.24 - $26.64	$11.42 - $28.89	$10.65 - $16.79	$14.81 - $14.81	$11.47 - $23.92
Cost of Investments	$143,732,021	$100,339,051	$24,498,913	$4,588,774	$547,184	$204,268,688

See Notes to Financial Statements	SA-9

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Variable Accounts
			American	American
	American	American	Funds IS	Funds IS	American	American
	Funds IS	Funds	Capital World	Capital World	Funds	Funds
	Capital Income Builder	IS Capital World Bond	Growth and Income	Growth and Income	IS Global Balanced	IS Global Growth
	Class 4	Class 4	Class 1	Class 4	Class 4	Class 4
ASSETS
Investments in mutual funds, at value	$7,333,730	$812,474	$72,825	$4,827,621	$2,752,505	$6,590,473
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	256	22	159	71,083	211	5,733
Total Assets	7,333,986	812,496	72,984	4,898,704	2,752,716	6,596,206
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	654	54	160	71,249	299	6,152
Investments purchased	-	-	-	-	-	-
Total Liabilities	654	54	160	71,249	299	6,152
NET ASSETS	$7,333,332	$812,442	$72,824	$4,827,455	$2,752,417	$6,590,054
NET ASSETS CONSIST OF:
Accumulation units	7,333,332	812,264	72,824	4,826,524	2,752,417	6,584,224
Contracts in payout (annuitization) period	-	178	-	931	-	5,830
NET ASSETS	$7,333,332	$812,442	$72,824	$4,827,455	$2,752,417	$6,590,054
Units Outstanding	449,944	83,065	4,697	213,034	155,072	228,078
Accumulation Unit Value	$11.51 - $19.39	$9.10 - $10.38	$15.48 - $15.59	$12.05 - $25.74	$11.06 - $18.66	$11.70 - $31.25
Cost of Investments	$5,279,729	$885,917	$58,093	$3,497,560	$2,406,970	$4,813,384

	American
	Funds IS	American	American	American	American	American
	Global Small Capitalization	Funds IS Growth	Funds IS Growth	Funds IS Growth-Income	Funds IS Growth-Income	Funds IS International
	Class 4	Class 1	Class 4	Class 1	Class 4	Class 1
ASSETS
Investments in mutual funds, at value	$1,307,849	$847,093	$67,954,070	$141,981	$27,367,319	$42,319
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	41	1,475	75,104	143	16,331	95
Total Assets	1,307,890	848,568	68,029,174	142,124	27,383,650	42,414
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	98	1,486	78,788	142	18,357	96
Investments purchased	-	-	-	-	-	-
Total Liabilities	98	1,486	78,788	142	18,357	96
NET ASSETS	$1,307,792	$847,082	$67,950,386	$141,982	$27,365,293	$42,318
NET ASSETS CONSIST OF:
Accumulation units	1,307,792	847,082	67,920,304	141,982	27,361,254	42,318
Contracts in payout (annuitization) period	-	-	30,082	-	4,039	-
NET ASSETS	$1,307,792	$847,082	$67,950,386	$141,982	$27,365,293	$42,318
Units Outstanding	77,326	48,934	2,305,080	7,768	1,172,183	3,777
Accumulation Unit Value	$10.99 - $18.81	$17.20 - $17.33	$12.67 - $54.00	$18.28 - $18.28	$11.90 - $36.15	$11.20 - $11.20
Cost of Investments	$1,190,270	$659,414	$41,820,679	$121,350	$20,988,943	$39,210

See Notes to Financial Statements	SA-10

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Variable Accounts
		American	American	American
	American	Funds IS International	Funds IS International	Funds IS Managed Risk	American Funds IS	American Funds IS
	Funds IS International	Growth and Income	Growth and Income	Asset Allocation	New World Fund	New World Fund
	Class 4	Class 1	Class 4	Class P2	Class 1	Class 4
ASSETS
Investments in mutual funds, at value	$3,435,240	$61,341	$1,810,839	$15,003,614	$433,419	$3,735,844
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	1,865	116	68,380	3,882	732	66,840
Total Assets	3,437,105	61,457	1,879,219	15,007,496	434,151	3,802,684
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	2,046	117	68,551	4,633	740	67,120
Investments purchased	-	-	-	-	-	-
Total Liabilities	2,046	117	68,551	4,633	740	67,120
NET ASSETS	$3,435,059	$61,340	$1,810,668	$15,002,863	$433,411	$3,735,564
NET ASSETS CONSIST OF:
Accumulation units	3,435,059	61,340	1,810,668	15,002,863	433,411	3,719,451
Contracts in payout (annuitization) period	-	-	-	-	-	16,113
NET ASSETS	$3,435,059	$61,340	$1,810,668	$15,002,863	$433,411	$3,735,564
Units Outstanding	223,812	4,427	111,332	962,919	36,345	201,673
Accumulation Unit Value	$11.47 - $18.13	$13.78 - $13.89	$12.36 - $20.36	$11.12 - $18.35	$11.84 - $11.93	$11.78 - $22.18
Cost of Investments	$2,793,080	$47,620	$1,452,371	$13,648,700	$361,920	$2,406,687

	American Funds	American Funds	American Funds IS	American Funds IS	American Funds	American Funds
	IS The Bond Fund	IS The Bond Fund	U.S. Government	U.S. Government	IS Washington Mutual	IS Washington Mutual
	of America	of America	Securities	Securities	Investors	Investors
	Class 1	Class 4	Class 1	Class 4	Class 1	Class 4
ASSETS
Investments in mutual funds, at value	$219,945	$7,244,361	$85,186	$2,067,022	$172,597	$16,049,241
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	506	87	119	120	364	17,964
Total Assets	220,451	7,244,448	85,305	2,067,142	172,961	16,067,205
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	509	637	120	398	367	18,552
Investments purchased	-	-	-	-	-	-
Total Liabilities	509	637	120	398	367	18,552
NET ASSETS	$219,942	$7,243,811	$85,185	$2,066,744	$172,594	$16,048,653
NET ASSETS CONSIST OF:
Accumulation units	219,942	7,243,811	85,185	2,066,744	172,594	16,048,159
Contracts in payout (annuitization) period	-	-	-	-	-	494
NET ASSETS	$219,942	$7,243,811	$85,185	$2,066,744	$172,594	$16,048,653
Units Outstanding	22,303	665,302	8,660	196,774	9,622	706,301
Accumulation Unit Value	$9.80 - $9.87	$10.13 - $11.73	$9.79 - $9.86	$9.84 - $11.14	$17.89 - $18.02	$11.52 - $28.37
Cost of Investments	$220,373	$7,411,213	$85,297	$2,056,580	$148,097	$11,807,089

See Notes to Financial Statements	SA-11

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Variable Accounts
	BlackRock	BlackRock	BlackRock	BlackRock
	60/40 Target	Capital	Global	Global	BlackRock	BlackRock
	Allocation ETF	Appreciation	Allocation	Allocation	High Yield	S&P 500 Index
	V.I. Class I	V.I. Class III	V.I. Class I	V.I. Class III	V.I. Class I	V.I. Class I
ASSETS
Investments in mutual funds, at value	$30,116,804	$694,494	$42,895	$95,298,718	$79,709	$197,109
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	2,942	16	1	561,294	172	736
Total Assets	30,119,746	694,510	42,896	95,860,012	79,881	197,845
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	4,558	52	3	557,197	174	739
Investments purchased	-	-	-	-	-	-
Total Liabilities	4,558	52	3	557,197	174	739
NET ASSETS	$30,115,188	$694,458	$42,893	$95,302,815	$79,707	$197,106
NET ASSETS CONSIST OF:
Accumulation units	30,115,188	694,458	42,893	95,142,452	79,707	197,106
Contracts in payout (annuitization) period	-	-	-	160,363	-	-
NET ASSETS	$30,115,188	$694,458	$42,893	$95,302,815	$79,707	$197,106
Units Outstanding	1,716,929	10,864	3,426	5,298,671	6,517	10,813
Accumulation Unit Value	$11.21 - $21.51	$53.39 - $73.21	$12.52 - $12.52	$11.52 - $24.48	$12.23 - $12.23	$18.16 - $18.29
Cost of Investments	$25,666,712	$691,187	$46,776	$91,925,888	$78,857	$164,129

					DFA VA
	BlackRock		DFA VA Equity	DFA VA	Global Moderate	DFA VA International
	Small Cap	BlackRock	Allocation	Global Bond	Allocation	Small
	Index	Total Return	Institutional	Institutional	Institutional	Institutional
	V.I. Class I	V.I. Class I	Class	Class	Class	Class
ASSETS
Investments in mutual funds, at value	$316,835	$61,586	$19,676	$38,732	$84,310	$57,617
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	654	154	57	51	425	64
Total Assets	317,489	61,740	19,733	38,783	84,735	57,681
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	660	155	58	53	426	65
Investments purchased	-	-	-	-	-	-
Total Liabilities	660	155	58	53	426	65
NET ASSETS	$316,829	$61,585	$19,675	$38,730	$84,309	$57,616
NET ASSETS CONSIST OF:
Accumulation units	316,829	61,585	19,675	38,730	84,309	57,616
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$316,829	$61,585	$19,675	$38,730	$84,309	$57,616
Units Outstanding	28,321	6,407	1,204	3,697	5,986	4,042
Accumulation Unit Value	$11.12 - $11.20	$9.61 - $9.61	$16.34 - $16.34	$10.48 - $10.48	$14.08 - $14.08	$14.26 - $14.26
Cost of Investments	$270,834	$59,005	$17,999	$39,458	$78,156	$56,248

See Notes to Financial Statements	SA-12

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Variable Accounts
	DFA VA International	DFA VA Short-Term	DFA VA US Large	DFA VA US	Fidelity VIP
	Value	Fixed	Value	Targeted Value	Consumer	Fidelity VIP
	Institutional	Institutional	Institutional	Institutional	Discretionary	Contrafund
	Class	Class	Class	Class	Initial Class	Initial Class
ASSETS
Investments in mutual funds, at value	$386,260	$553,914	$1,064,845	$128,758	$75,413	$931,060
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	789	707	2,088	151	145	1,704
Total Assets	387,049	554,621	1,066,933	128,909	75,558	932,764
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	795	715	2,106	153	145	1,718
Investments purchased	-	-	-	-	-	-
Total Liabilities	795	715	2,106	153	145	1,718
NET ASSETS	$386,254	$553,906	$1,064,827	$128,756	$75,413	$931,046
NET ASSETS CONSIST OF:
Accumulation units	386,254	553,906	1,064,827	128,756	75,413	931,046
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$386,254	$553,906	$1,064,827	$128,756	$75,413	$931,046
Units Outstanding	19,924	49,676	65,709	7,992	5,566	48,745
Accumulation Unit Value	$19.30 - $19.44	$11.15 - $11.15	$16.09 - $16.21	$16.11 - $16.11	$13.55 - $13.55	$19.01 - $19.15
Cost of Investments	$300,698	$560,985	$1,027,211	$130,557	$55,970	$899,043

				Fidelity VIP
	Fidelity VIP	Fidelity VIP		Extended	Fidelity VIP	Fidelity VIP
	Contrafund Service	Emerging Markets Initial	Fidelity VIP Energy Initial	Market Index Initial	FundsManager 60% Investor	FundsManager 60% Service
	Class 2	Class	Class	Class	Class	Class 2
ASSETS
Investments in mutual funds, at value	$75,210,088	$50,189	$144,905	$164,102	$15,051,382	$47,264,347
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	5,939
Investments sold	156,741	117	212	230	414	-
Total Assets	75,366,829	50,306	145,117	164,332	15,051,796	47,270,286
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	158,772	117	214	234	990	-
Investments purchased	-	-	-	-	-	7,299
Total Liabilities	158,772	117	214	234	990	7,299
NET ASSETS	$75,208,057	$50,189	$144,903	$164,098	$15,050,806	$47,262,987
NET ASSETS CONSIST OF:
Accumulation units	75,208,057	50,189	144,903	164,098	15,050,806	47,262,987
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$75,208,057	$50,189	$144,903	$164,098	$15,050,806	$47,262,987
Units Outstanding	2,457,533	4,277	5,770	12,875	1,172,589	2,687,064
Accumulation Unit Value	$12.37 - $53.22	$11.73 - $11.73	$25.04 - $25.23	$12.75 - $12.75	$12.84 - $12.84	$11.14 - $26.41
Cost of Investments	$54,156,096	$36,782	$137,012	$154,876	$12,570,097	$39,959,169

See Notes to Financial Statements	SA-13

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Variable Accounts
	Fidelity VIP	Fidelity VIP	Fidelity VIP		Fidelity VIP	Fidelity VIP
	Government	Government	Growth	Fidelity VIP	Investment	Strategic
	Money Market	Money Market	Opportunities	Index 500	Grade Bond	Income Service
	Initial Class	Service Class	Initial Class	Initial Class	Initial Class	Class 2
ASSETS
Investments in mutual funds, at value	$918,068	$45,535,156	$56,405	$279,738	$1,045,577	$9,236,549
Receivables:
Due from Pacific Life & Annuity Company	-	346,545	-	-	-	-
Investments sold	920	-	72	599	1,554	325
Total Assets	918,988	45,881,701	56,477	280,337	1,047,131	9,236,874
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	911	-	72	694	1,574	1,608
Investments purchased	-	346,800	-	-	-	-
Total Liabilities	911	346,800	72	694	1,574	1,608
NET ASSETS	$918,077	$45,534,901	$56,405	$279,643	$1,045,557	$9,235,266
NET ASSETS CONSIST OF:
Accumulation units	918,077	45,494,709	56,405	279,643	1,045,557	9,235,266
Contracts in payout (annuitization) period	-	40,192	-	-	-	-
NET ASSETS	$918,077	$45,534,901	$56,405	$279,643	$1,045,557	$9,235,266
Units Outstanding	80,579	4,328,912	3,765	15,288	106,096	718,532
Accumulation Unit Value	$11.31 - $11.40	$9.66 - $11.79	$14.98 - $14.98	$18.18 - $18.31	$9.79 - $9.87	$10.57 - $14.83
Cost of Investments	$918,068	$45,535,156	$55,739	$216,674	$1,034,711	$9,018,922

			First Trust/Dow
	Fidelity VIP Value	First Trust Dorsey Wright	Jones Dividend & Income	Franklin	Franklin	Franklin
	Strategies	Tactical Core	Allocation	Allocation	Allocation	Income
	Initial Class	Class I	Class I	VIP Class 2	VIP Class 4	VIP Class 2
ASSETS
Investments in mutual funds, at value	$82,154	$2,116,284	$40,398,098	$153,323	$13,664,927	$14,016,292
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	11,348	-
Investments sold	117	103	68,567	4	-	559
Total Assets	82,271	2,116,387	40,466,665	153,327	13,676,275	14,016,851
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	119	265	69,032	8	-	1,344
Investments purchased	-	-	-	-	10,901	-
Total Liabilities	119	265	69,032	8	10,901	1,344
NET ASSETS	$82,152	$2,116,122	$40,397,633	$153,319	$13,665,374	$14,015,507
NET ASSETS CONSIST OF:
Accumulation units	82,152	2,116,122	40,397,633	153,319	13,665,374	14,015,507
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$82,152	$2,116,122	$40,397,633	$153,319	$13,665,374	$14,015,507
Units Outstanding	5,191	133,965	2,400,374	6,335	869,790	881,256
Accumulation Unit Value	$15.83 - $15.83	$10.89 - $18.67	$10.06 - $22.79	$22.38 - $24.96	$10.81 - $23.10	$10.75 - $17.74
Cost of Investments	$84,041	$1,593,446	$37,756,493	$151,052	$12,120,809	$13,276,613

See Notes to Financial Statements	SA-14

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Variable Accounts
	Franklin	Franklin	Franklin	Franklin	Franklin
	Mutual Global	Rising	Rising	Small Cap	Small-Mid	Templeton
	Discovery	Dividends	Dividends	Value	Cap Growth	Global Bond
	VIP Class 2	VIP Class 1	VIP Class 2	VIP Class 1	VIP Class 1	VIP Class 2
ASSETS
Investments in mutual funds, at value	$3,650,738	$245,993	$12,213,955	$204,778	$29,480	$3,081,127
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	22,473	418	39,677	312	51	226
Total Assets	3,673,211	246,411	12,253,632	205,090	29,531	3,081,353
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	22,491	423	40,150	315	51	485
Investments purchased	-	-	-	-	-	-
Total Liabilities	22,491	423	40,150	315	51	485
NET ASSETS	$3,650,720	$245,988	$12,213,482	$204,775	$29,480	$3,080,868
NET ASSETS CONSIST OF:
Accumulation units	3,628,992	245,988	12,212,992	204,775	29,480	3,080,868
Contracts in payout (annuitization) period	21,728	-	490	-	-	-
NET ASSETS	$3,650,720	$245,988	$12,213,482	$204,775	$29,480	$3,080,868
Units Outstanding	144,963	16,077	412,447	15,001	3,100	377,538
Accumulation Unit Value	$11.63 - $32.76	$15.25 - $15.36	$10.77 - $36.35	$13.62 - $13.72	$9.51 - $9.51	$7.61 - $10.94
Cost of Investments	$3,087,581	$234,600	$10,601,386	$192,436	$28,359	$3,176,649

	Goldman Sachs				Invesco V.I.
	VIT Large	Invesco V.I.	Invesco V.I.	Invesco V.I.	Discovery	Invesco V.I.
	Cap Value	International	American	Balanced-Risk	Mid Cap	Equity and
	Institutional	Growth	Value	Allocation	Growth	Income
	Shares	Series II	Series I	Series II	Series I	Series II
ASSETS
Investments in mutual funds, at value	$27,013	$1,350,829	$284,334	$20,120,808	$76,892	$3,343,385
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	4,358	-	-
Investments sold	78	9,792	472	-	161	27,488
Total Assets	27,091	1,360,621	284,806	20,125,166	77,053	3,370,873
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	78	9,853	477	-	162	27,797
Investments purchased	-	-	-	4,159	-	-
Total Liabilities	78	9,853	477	4,159	162	27,797
NET ASSETS	$27,013	$1,350,768	$284,329	$20,121,007	$76,891	$3,343,076
NET ASSETS CONSIST OF:
Accumulation units	27,013	1,350,768	284,329	20,121,007	76,891	3,343,076
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$27,013	$1,350,768	$284,329	$20,121,007	$76,891	$3,343,076
Units Outstanding	1,679	107,240	13,732	1,537,912	7,058	190,840
Accumulation Unit Value	$16.09 - $16.09	$10.27 - $17.31	$20.65 - $20.80	$10.07 - $25.56	$10.89 - $10.89	$11.09 - $20.91
Cost of Investments	$32,444	$1,319,283	$241,238	$21,105,543	$82,945	$3,087,671

See Notes to Financial Statements	SA-15

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Variable Accounts
	Invesco V.I.		Invesco V.I. Main Street		Janus	Janus Henderson
	Global	Invesco V.I.	Small Cap	Invesco V.I.	Henderson	Enterprise
	Real Estate	Global	Fund	Technology	Balanced	Institutional
	Series II	Series II	Series I	Series I	Service Shares	Shares
ASSETS
Investments in mutual funds, at value	$1,037,119	$2,072,280	$57,560	$502,732	$559,002,804	$2,007
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	65	60	115	762	219,805	5
Total Assets	1,037,184	2,072,340	57,675	503,494	559,222,609	2,012
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	99	256	116	770	221,463	9
Investments purchased	-	-	-	-	-	-
Total Liabilities	99	256	116	770	221,463	9
NET ASSETS	$1,037,085	$2,072,084	$57,559	$502,724	$559,001,146	$2,003
NET ASSETS CONSIST OF:
Accumulation units	1,037,085	2,047,394	57,559	502,724	558,933,226	2,003
Contracts in payout (annuitization) period	-	24,690	-	-	67,920	-
NET ASSETS	$1,037,085	$2,072,084	$57,559	$502,724	$559,001,146	$2,003
Units Outstanding	97,941	91,675	4,434	34,201	27,717,210	147
Accumulation Unit Value	$9.51 - $12.29	$11.23 - $27.26	$12.98 - $12.98	$14.66 - $14.77	$11.33 - $31.25	$13.60 - $13.60
Cost of Investments	$1,043,074	$1,936,274	$57,619	$390,779	$356,977,645	$2,035

		LVIP American	LVIP
		Century	American	LVIP
	Janus	Inflation	Century	American	LVIP	LVIP
	Henderson Flexible Bond	Protection Standard	Mid Cap Value Standard	Century Mid Cap Value	JPMorgan Core Bond	JPMorgan Mid Cap Value
	Service Shares	Class II	Class II	Service Class	Standard Class	Standard Class
ASSETS
Investments in mutual funds, at value	$2,293,604	$51,151	$26,035	$5,138,475	$129,128	$37,818
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	136	120	65	45,574	134	-
Total Assets	2,293,740	51,271	26,100	5,184,049	129,262	37,818
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	291	121	65	45,863	137	2
Investments purchased	-	-	-	-	-	-
Total Liabilities	291	121	65	45,863	137	2
NET ASSETS	$2,293,449	$51,150	$26,035	$5,138,186	$129,125	$37,816
NET ASSETS CONSIST OF:
Accumulation units	2,293,449	51,150	26,035	5,137,821	129,125	37,816
Contracts in payout (annuitization) period	-	-	-	365	-	-
NET ASSETS	$2,293,449	$51,150	$26,035	$5,138,186	$129,125	$37,816
Units Outstanding	212,782	4,736	1,814	193,326	13,128	2,596
Accumulation Unit Value	$10.06 - $11.71	$10.77 - $10.81	$14.36 - $14.36	$10.48 - $29.80	$9.84 - $9.84	$14.57 - $14.57
Cost of Investments	$2,454,034	$53,756	$27,061	$4,769,490	$126,372	$41,419

See Notes to Financial Statements	SA-16

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Variable Accounts
					MFS
		Lord Abbett		MFS	Massachusetts	MFS
	Western Asset	Bond	Lord Abbett	International	Investors	Total Return
	Core Plus VIT	Debenture	Total Return	Growth -	Growth Stock -	Series -
	Class I	Class VC	Class VC	Initial Class	Service Class	Service Class
ASSETS
Investments in mutual funds, at value	$32,229	$5,781,710	$5,560,901	$84,250	$644,472	$45,402,108
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	82	4,555	7,547	223	70	46,839
Total Assets	32,311	5,786,265	5,568,448	84,473	644,542	45,448,947
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	83	4,776	7,862	224	167	47,248
Investments purchased	-	-	-	-	-	-
Total Liabilities	83	4,776	7,862	224	167	47,248
NET ASSETS	$32,228	$5,781,489	$5,560,586	$84,249	$644,375	$45,401,699
NET ASSETS CONSIST OF:
Accumulation units	32,228	5,754,811	5,517,264	84,249	622,133	45,391,561
Contracts in payout (annuitization) period	-	26,678	43,322	-	22,242	10,138
NET ASSETS	$32,228	$5,781,489	$5,560,586	$84,249	$644,375	$45,401,699
Units Outstanding	3,503	409,363	485,524	6,321	19,277	2,524,900
Accumulation Unit Value	$9.20 - $9.20	$10.54 - $16.67	$10.25 - $14.02	$13.33 - $13.33	$32.88 - $33.60	$10.65 - $26.10
Cost of Investments	$34,513	$5,959,697	$6,019,882	$78,145	$512,648	$43,850,259

	MFS	MFS	MFS	MFS	Nomura VIP Asset	Nomura
	Utilities	Utilities	Value	Value	Strategy	VIP Energy
	Series -	Series -	Series -	Series -	Series	Series
	Initial Class	Service Class	Initial Class	Service Class	Service Class	Service Class
ASSETS
Investments in mutual funds, at value	$117,128	$4,897,185	$67,097	$805,670	$4,087,549	$4,275,534
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	4,185	-
Investments sold	220	602	169	47	-	178
Total Assets	117,348	4,897,787	67,266	805,717	4,091,734	4,275,712
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	222	934	170	68	-	423
Investments purchased	-	-	-	-	4,375	-
Total Liabilities	222	934	170	68	4,375	423
NET ASSETS	$117,126	$4,896,853	$67,096	$805,649	$4,087,359	$4,275,289
NET ASSETS CONSIST OF:
Accumulation units	117,126	4,896,490	67,096	795,271	4,087,359	4,275,289
Contracts in payout (annuitization) period	-	363	-	10,378	-	-
NET ASSETS	$117,126	$4,896,853	$67,096	$805,649	$4,087,359	$4,275,289
Units Outstanding	8,317	253,375	4,383	20,976	300,989	560,772
Accumulation Unit Value	$13.99 - $14.10	$10.34 - $24.17	$15.31 - $15.31	$35.34 - $44.88	$11.31 - $21.50	$6.90 - $10.78
Cost of Investments	$106,531	$3,744,905	$66,244	$579,555	$3,543,469	$2,896,365

See Notes to Financial Statements	SA-17

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Variable Accounts
			PIMCO	PIMCO
		TOPS	Commodity-	Emerging		PIMCO
	TOPS	Moderate	RealReturn	Markets Bond -	PIMCO	Low Duration -
	Conservative	Growth	Strategy -	Institutional	Income -	Institutional
	ETF Class 1	ETF Class 1	Advisor Class	Class	Advisor Class	Class
ASSETS
Investments in mutual funds, at value	$58,931	$104,873	$1,063,061	$11,742	$4,602,513	$18,275
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	51	1	63	34	5,160	46
Total Assets	58,982	104,874	1,063,124	11,776	4,607,673	18,321
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	52	2	207	35	5,396	46
Investments purchased	-	-	-	-	-	-
Total Liabilities	52	2	207	35	5,396	46
NET ASSETS	$58,930	$104,872	$1,062,917	$11,741	$4,602,277	$18,275
NET ASSETS CONSIST OF:
Accumulation units	58,930	104,872	1,062,917	11,741	4,602,277	18,275
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$58,930	$104,872	$1,062,917	$11,741	$4,602,277	$18,275
Units Outstanding	4,928	7,896	116,822	1,045	378,777	1,716
Accumulation Unit Value	$11.96 - $11.96	$13.28 - $13.28	$7.53 - $15.89	$11.23 - $11.23	$10.69 - $13.01	$10.65 - $10.65
Cost of Investments	$55,787	$93,320	$966,498	$10,454	$4,451,715	$18,089

	PIMCO
	Total Return -			Schwab		State Street
	Institutional	Schwab	Schwab	VIT Balanced	Schwab	Total Return
	Class	S&P 500 Index	VIT Balanced	with Growth	VIT Growth	V.I.S. Class 3
ASSETS
Investments in mutual funds, at value	$342,800	$2,179,492	$4,260,218	$8,513,420	$5,064,921	$110,942
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	820	2,466	1,744	799	114	73,661
Total Assets	343,620	2,181,958	4,261,962	8,514,219	5,065,035	184,603
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	826	2,500	1,792	796	39	73,663
Investments purchased	-	-	-	-	-	-
Total Liabilities	826	2,500	1,792	796	39	73,663
NET ASSETS	$342,794	$2,179,458	$4,260,170	$8,513,423	$5,064,996	$110,940
NET ASSETS CONSIST OF:
Accumulation units	342,794	2,179,458	4,260,170	8,513,423	5,064,996	110,940
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$342,794	$2,179,458	$4,260,170	$8,513,423	$5,064,996	$110,940
Units Outstanding	34,519	118,711	239,146	389,672	192,060	4,947
Accumulation Unit Value	$9.93 - $9.93	$18.23 - $18.37	$17.81 - $17.81	$21.85 - $21.85	$26.37 - $26.37	$20.66 - $23.19
Cost of Investments	$330,387	$1,981,557	$3,080,184	$5,351,249	$3,186,832	$93,668

See Notes to Financial Statements	SA-18

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Variable Accounts
	T. Rowe Price	T. Rowe Price	T. Rowe Price	VanEck VIP Global
	Blue Chip	Equity	Health	Resources	Vanguard VIF	Vanguard VIF
	Growth - I	Income - I	Sciences - I	Class S	Balanced	Capital Growth
ASSETS
Investments in mutual funds, at value	$856,457	$16,516	$227,429	$1,204,617	$3,066,392	$248,320
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	1,702	37	394	42	4,875	283
Total Assets	858,159	16,553	227,823	1,204,659	3,071,267	248,603
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	1,721	37	403	60	4,911	287
Investments purchased	-	-	-	-	-	-
Total Liabilities	1,721	37	403	60	4,911	287
NET ASSETS	$856,438	$16,516	$227,420	$1,204,599	$3,066,356	$248,316
NET ASSETS CONSIST OF:
Accumulation units	856,438	16,516	227,420	1,144,771	3,066,356	248,316
Contracts in payout (annuitization) period	-	-	-	59,828	-	-
NET ASSETS	$856,438	$16,516	$227,420	$1,204,599	$3,066,356	$248,316
Units Outstanding	53,110	1,047	20,412	105,564	205,065	14,272
Accumulation Unit Value	$16.13 - $16.13	$15.77 - $15.77	$11.10 - $11.18	$9.91 - $14.33	$14.84 - $14.95	$17.40 - $17.40
Cost of Investments	$636,768	$16,980	$217,311	$673,407	$2,706,182	$174,182

	Vanguard VIF	Vanguard VIF	Vanguard VIF	Vanguard VIF		Vanguard VIF
	Conservative	Diversified	Equity	Equity	Vanguard VIF	High Yield
	Allocation	Value	Income	Index	Growth	Bond
ASSETS
Investments in mutual funds, at value	$432,123	$391,183	$543,672	$106,394	$205,807	$357,915
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	694	681	825	268	306	572
Total Assets	432,817	391,864	544,497	106,662	206,113	358,487
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	700	686	838	269	311	577
Investments purchased	-	-	-	-	-	-
Total Liabilities	700	686	838	269	311	577
NET ASSETS	$432,117	$391,178	$543,659	$106,393	$205,802	$357,910
NET ASSETS CONSIST OF:
Accumulation units	432,117	391,178	543,659	106,393	205,802	357,910
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$432,117	$391,178	$543,659	$106,393	$205,802	$357,910
Units Outstanding	36,619	22,798	31,738	5,822	12,980	30,343
Accumulation Unit Value	$11.75 - $11.83	$17.06 - $17.19	$17.13 - $17.13	$18.27 - $18.27	$15.79 - $15.90	$11.76 - $11.84
Cost of Investments	$373,284	$368,533	$482,254	$70,891	$187,141	$344,687

See Notes to Financial Statements	SA-19

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Variable Accounts
					Vanguard VIF
		Vanguard VIF	Vanguard VIF	Vanguard VIF	Short-Term	Vanguard VIF
	Vanguard VIF	Mid-Cap	Moderate	Real Estate	Investment-	Total Bond
	International	Index	Allocation	Index	Grade	Market Index
ASSETS
Investments in mutual funds, at value	$516,863	$716,948	$1,585,821	$431,494	$390,586	$817,460
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	956	1,293	2,839	729	615	941
Total Assets	517,819	718,241	1,588,660	432,223	391,201	818,401
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	963	1,307	2,861	737	623	953
Investments purchased	-	-	-	-	-	-
Total Liabilities	963	1,307	2,861	737	623	953
NET ASSETS	$516,856	$716,934	$1,585,799	$431,486	$390,578	$817,448
NET ASSETS CONSIST OF:
Accumulation units	516,856	716,934	1,585,799	431,486	390,578	817,448
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$516,856	$716,934	$1,585,799	$431,486	$390,578	$817,448
Units Outstanding	56,804	51,981	122,059	37,144	35,788	84,983
Accumulation Unit Value	$9.04 - $9.11	$13.70 - $13.80	$12.93 - $13.02	$11.57 - $11.65	$10.91 - $10.91	$9.56 - $9.64
Cost of Investments	$493,920	$631,494	$1,367,906	$427,914	$370,125	$783,694

	Vanguard VIF
	Total
	International	Vanguard VIF
	Stock Market	Total Stock
	Index	Market Index
ASSETS
Investments in mutual funds, at value	$740,617	$1,530,090
Receivables:
Due from Pacific Life & Annuity Company	-	-
Investments sold	1,335	2,751
Total Assets	741,952	1,532,841
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	1,346	2,772
Investments purchased	-	-
Total Liabilities	1,346	2,772
NET ASSETS	$740,606	$1,530,069
NET ASSETS CONSIST OF:
Accumulation units	740,606	1,530,069
Contracts in payout (annuitization) period	-	-
NET ASSETS	$740,606	$1,530,069
Units Outstanding	54,557	90,133
Accumulation Unit Value	$13.48 - $13.58	$16.88 - $17.01
Cost of Investments	$522,711	$1,232,821

See Notes to Financial Statements	SA-20

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	Variable Accounts
	Bond	Core	Diversified	Floating	Floating	High Yield
	Plus	Income	Bond	Rate Income	Rate Income	Bond
	Class I (1)	Class I	Class I	Class I	Class P	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	207	18,715	84,632	100,503	81	76,899
Administrative fees	56	4,761	19,516	23,933	88	16,027
Total Expenses	263	23,476	104,148	124,436	169	92,926
Net Investment Income (Loss)	(263)	(23,476)	(104,148)	(124,436)	(169)	(92,926)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	9	2,184	24,466	82,152	12	480,214
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	9	2,184	24,466	82,152	12	480,214
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,007	124,695	641,172	563,229	2,073	(726)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$753	$103,403	$561,490	$520,945	$1,916	$386,562

	Inflation	Intermediate	Short Duration	Total	Emerging	Dividend
	Managed	Bond	Bond	Return	Markets Debt	Growth
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	71,884	58,500	125,520	105,423	15,600	345,484
Administrative fees	17,254	11,068	29,386	22,601	3,088	82,190
Total Expenses	89,138	69,568	154,906	128,024	18,688	427,674
Net Investment Income (Loss)	(89,138)	(69,568)	(154,906)	(128,024)	(18,688)	(427,674)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	103,807	28,920	96,933	1,272	118,114	187,974
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	103,807	28,920	96,933	1,272	118,114	187,974
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	442,967	402,656	633,985	837,877	92,214	4,499,409
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$457,636	$362,008	$576,012	$711,125	$191,640	$4,259,709

(1) Operations commenced or resumed during 2025 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA- 21

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	Variable Accounts
	Equity	Focused		Hedged	Hedged	Large-Cap
	Index	Growth	Growth	Equity	Equity	Core
	Class I	Class I	Class I	Class I	Class P (1)	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	1,794,519	196,475	163,294	689,517	513	120,300
Administrative fees	433,488	45,377	38,350	175,253	1,025	26,190
Total Expenses	2,228,007	241,852	201,644	864,770	1,538	146,490
Net Investment Income (Loss)	(2,228,007)	(241,852)	(201,644)	(864,770)	(1,538)	(146,490)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	3,190,722	56,617	579,522	27,997	74	37,048
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	3,190,722	56,617	579,522	27,997	74	37,048
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	26,378,280	3,039,094	1,250,181	5,446,705	53,219	1,613,500
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,340,995	$2,853,859	$1,628,059	$4,609,932	$51,755	$1,504,058

		Large-Cap			Mid-Cap
	Large-Cap	Plus Bond	Large-Cap	Mid-Cap	Plus Bond	Mid-Cap
	Growth	Alpha	Value	Growth	Alpha	Value
	Class I	Class I (1)	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	152,624	40	92,948	119,262	84,714	73,006
Administrative fees	35,512	11	21,931	26,705	19,257	17,292
Total Expenses	188,136	51	114,879	145,967	103,971	90,298
Net Investment Income (Loss)	(188,136)	(51)	(114,879)	(145,967)	(103,971)	(90,298)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,592,666	(1)	528,946	555,071	105,001	118,650
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	1,592,666	(1)	528,946	555,071	105,001	118,650
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	557,023	174	377,453	(277,744)	624,255	673,915
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,961,553	$122	$791,520	$131,360	$625,285	$702,267

(1) Operations commenced or resumed during 2025 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA- 22

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	Variable Accounts
	QQQ				Small-Cap
	Plus Bond	Small-Cap	Small-Cap	Small-Cap	Plus Bond	Small-Cap
	Alpha	Equity	Growth	Index	Alpha	Value
	Class I (1)	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	545	111,567	55,664	136,519	47	47,229
Administrative fees	133	24,234	13,017	34,547	9	10,331
Total Expenses	678	135,801	68,681	171,066	56	57,560
Net Investment Income (Loss)	(678)	(135,801)	(68,681)	(171,066)	(56)	(57,560)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(1,065)	(40,596)	92,952	664,918	(2)	167,918
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(1,065)	(40,596)	92,952	664,918	(2)	167,918
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	15,763	1,051,644	540,431	1,152,379	460	88,946
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,020	$875,247	$564,702	$1,646,231	$402	$199,304

				International
				Equity
		Value	Emerging	Plus Bond	International	International
	Value	Advantage	Markets	Alpha	Growth	Large-Cap
	Class I	Class I	Class I	Class I (1)	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	42,392	43,151	64,002	133	3,878	74,617
Administrative fees	9,013	9,679	14,148	35	1,194	16,451
Total Expenses	51,405	52,830	78,150	168	5,072	91,068
Net Investment Income (Loss)	(51,405)	(52,830)	(78,150)	(168)	(5,072)	(91,068)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	295,313	264,772	81,843	2,191	(595)	103,218
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	295,313	264,772	81,843	2,191	(595)	103,218
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	444,995	150,827	1,700,958	601	107,761	1,460,566
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$688,903	$362,769	$1,704,651	$2,624	$102,094	$1,472,716

(1) Operations commenced or resumed during 2025 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA- 23

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	Variable Accounts
	International	International	Health	Real		ESG
	Small-Cap	Value	Sciences	Estate	Technology	Diversified
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	14,359	58,056	267,472	56,258	277,968	17,386
Administrative fees	2,835	13,148	60,671	12,225	65,209	4,552
Total Expenses	17,194	71,204	328,143	68,483	343,177	21,938
Net Investment Income (Loss)	(17,194)	(71,204)	(328,143)	(68,483)	(343,177)	(21,938)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	84,500	61,044	1,214,125	429,470	1,525,008	9,465
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	84,500	61,044	1,214,125	429,470	1,525,008	9,465
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	191,439	2,176,227	2,664,178	(339,468)	4,294,086	214,491
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$258,745	$2,166,067	$3,550,160	$21,519	$5,475,917	$202,018

					Pacific	Pacific
	ESG		PSF Avantis	PSF Avantis	Dynamix -	Dynamix -
	Diversified	Capital	Balanced	Balanced	Conservative	Moderate
	Growth	Appreciation	Allocation	Allocation	Growth	Growth
	Class I	Class I (1)	Class I	Class P	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	2,648	838	146,599	228	398,921	1,506,108
Administrative fees	652	224	38,258	456	88,676	345,208
Total Expenses	3,300	1,062	184,857	684	487,597	1,851,316
Net Investment Income (Loss)	(3,300)	(1,062)	(184,857)	(684)	(487,597)	(1,851,316)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	560	(7)	487,634	3,068	2,798,581	6,838,350
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	560	(7)	487,634	3,068	2,798,581	6,838,350
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	40,041	3,337	1,815,804	19,057	1,537,781	12,454,512
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,301	$2,268	$2,118,581	$21,441	$3,848,765	$17,441,546

(1) Operations commenced or resumed during 2025 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA- 24

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	Variable Accounts
	Pacific			Pacific		Portfolio
	Dynamix -	Pacific	Pacific	Dynamix -	Portfolio	Optimization
	Moderate	Dynamix -	Dynamix -	Aggressive	Optimization	Moderate-
	Growth	Growth	Growth	Growth	Conservative	Conservative
	Class P (1)	Class I	Class P	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	58	2,433,242	56	2,068	756,128	1,122,120
Administrative fees	115	611,282	111	592	144,385	199,666
Total Expenses	173	3,044,524	167	2,660	900,513	1,321,786
Net Investment Income (Loss)	(173)	(3,044,524)	(167)	(2,660)	(900,513)	(1,321,786)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	13	(360,906)	228	(23)	908,990	6,595,775
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	13	(360,906)	228	(23)	908,990	6,595,775
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,423	39,085,530	5,556	47,656	5,197,108	3,240,936
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,263	$35,680,100	$5,617	$44,973	$5,205,585	$8,514,925

				American
			Portfolio	Funds	American	American
	Portfolio	Portfolio	Optimization	IS American	Funds	Funds
	Optimization	Optimization	Aggressive-	High-Income	IS Asset	IS Asset
	Moderate	Growth	Growth	Trust	Allocation	Allocation
	Class I	Class I	Class I	Class 4	Class 1	Class 4
INVESTMENT INCOME
Dividends	$-	$-	$-	$258,477	$11,525	$4,464,512
EXPENSES
Mortality and expense risk	4,851,993	3,986,250	1,130,484	43,793	570	2,708,787
Administrative fees	849,473	693,511	187,312	10,834	1,139	579,454
Total Expenses	5,701,466	4,679,761	1,317,796	54,627	1,709	3,288,241
Net Investment Income (Loss)	(5,701,466)	(4,679,761)	(1,317,796)	203,850	9,816	1,176,271
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	31,020,357	30,635,118	8,109,746	(1,054)	(82)	1,111,948
Capital gain distributions	-	-	-	-	21,306	17,405,904
Realized Gain (Loss) on Investments	31,020,357	30,635,118	8,109,746	(1,054)	21,224	18,517,852
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	14,650,055	11,440,120	4,518,444	88,817	20,706	12,688,326
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39,968,946	$37,395,477	$11,310,394	$291,613	$51,746	$32,382,449

(1) Operations commenced or resumed during 2025 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA- 25

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	Variable Accounts
	American	American	American Funds IS Capital	American Funds IS Capital
	Funds IS	Funds IS	World Growth	World Growth	American Funds	American
	Capital Income Builder	Capital World Bond	and Income	and Income	IS Global Balanced	Funds IS Global Growth
	Class 4	Class 4	Class 1	Class 4	Class 4	Class 4
INVESTMENT INCOME
Dividends	$187,039	$22,587	$1,097	$55,600	$33,609	$76,545
EXPENSES
Mortality and expense risk	67,345	6,171	171	43,858	29,293	68,717
Administrative fees	16,163	1,800	190	10,030	7,138	15,535
Total Expenses	83,508	7,971	361	53,888	36,431	84,252
Net Investment Income (Loss)	103,531	14,616	736	1,712	(2,822)	(7,707)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	10,496	(12,899)	131	2,609	82,459	95,624
Capital gain distributions	-	-	2,347	151,407	126,812	848,207
Realized Gain (Loss) on Investments	10,496	(12,899)	2,478	154,016	209,271	943,831
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,037,936	59,308	11,709	724,196	240,998	280,275
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,151,963	$61,025	$14,923	$879,924	$447,447	$1,216,399

	American
	Funds IS
	Global	American	American	American	American	American
	Small	Funds	Funds	Funds	Funds	Funds
	Capitalization	IS Growth	IS Growth	IS Growth-Income	IS Growth-Income	IS International
	Class 4	Class 1	Class 4	Class 1	Class 4	Class 1
INVESTMENT INCOME
Dividends	$2,465	$1,907	$73,557	$1,460	$177,730	$595
EXPENSES
Mortality and expense risk	10,878	1,137	614,625	169	239,771	30
Administrative fees	2,621	2,004	141,603	338	56,656	60
Total Expenses	13,499	3,141	756,228	507	296,427	90
Net Investment Income (Loss)	(11,034)	(1,234)	(682,671)	953	(118,697)	505
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(3,332)	2,136	(126,192)	(7)	(13,240)	(2)
Capital gain distributions	25,557	61,409	4,603,964	16,911	3,775,420	-
Realized Gain (Loss) on Investments	22,225	63,545	4,477,772	16,904	3,762,180	(2)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	136,620	94,873	6,294,865	272	(94,708)	3,890
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$147,811	$157,184	$10,089,966	$18,129	$3,548,775	$4,393

See Notes to Financial Statements	SA- 26

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	Variable Accounts
		American	American	American
		Funds	Funds	Funds
	American Funds	IS International	IS International	IS Managed Risk	American Funds IS	American Funds IS
	IS International	Growth and Income	Growth and Income	Asset Allocation	New World Fund	New World Fund
	Class 4	Class 1	Class 4	Class P2	Class 1	Class 4
INVESTMENT INCOME
Dividends	$36,830	$1,511	$39,963	$482,460	$5,299	$32,084
EXPENSES
Mortality and expense risk	26,737	97	16,199	197,096	529	31,793
Administrative fees	6,952	151	3,731	42,795	972	7,821
Total Expenses	33,689	248	19,930	239,891	1,501	39,614
Net Investment Income (Loss)	3,141	1,263	20,033	242,569	3,798	(7,530)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	11,719	44	(13,793)	266,251	373	25,854
Capital gain distributions	-	-	-	1,158,804	12,417	145,106
Realized Gain (Loss) on Investments	11,719	44	(13,793)	1,425,055	12,790	170,960
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	683,674	13,140	439,128	174,010	61,031	662,959
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$698,534	$14,447	$445,368	$1,841,634	$77,619	$826,389

	American Funds IS The Bond	American Funds IS The Bond	American Funds IS U.S.	American Funds IS U.S.	American Funds IS Washington	American Funds IS Washington
	Fund of America	Fund of America	Government Securities	Government Securities	Mutual Investors	Mutual Investors
	Class 1	Class 4	Class 1	Class 4	Class 1	Class 4
INVESTMENT INCOME
Dividends	$9,565	$398,551	$3,759	$83,890	$2,668	$189,377
EXPENSES
Mortality and expense risk	348	87,566	157	18,302	382	142,746
Administrative fees	621	19,526	239	4,889	457	35,137
Total Expenses	969	107,092	396	23,191	839	177,883
Net Investment Income (Loss)	8,596	291,459	3,363	60,699	1,829	11,494
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(182)	(439,702)	(19)	(117,866)	137	(142)
Capital gain distributions	-	-	-	-	10,624	1,016,818
Realized Gain (Loss) on Investments	(182)	(439,702)	(19)	(117,866)	10,761	1,016,676
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	5,050	699,092	2,094	191,633	13,881	1,113,848
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,464	$550,849	$5,438	$134,466	$26,471	$2,142,018

See Notes to Financial Statements	SA- 27

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	Variable Accounts
	BlackRock	BlackRock	BlackRock	BlackRock
	60/40 Target	Capital	Global	Global	BlackRock	BlackRock
	Allocation ETF	Appreciation	Allocation	Allocation	High Yield	S&P 500 Index
	V.I. Class I	V.I. Class III	V.I. Class I (1)	V.I. Class III	V.I. Class I	V.I. Class I
INVESTMENT INCOME
Dividends	$688,836	$-	$1,398	$3,779,771	$3,115	$2,125
EXPENSES
Mortality and expense risk	274,946	4,605	3	931,450	69	342
Administrative fees	68,150	1,024	6	197,127	139	426
Total Expenses	343,096	5,629	9	1,128,577	208	768
Net Investment Income (Loss)	345,740	(5,629)	1,389	2,651,194	2,907	1,357
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(100,474)	(4,434)	-	383,104	(5)	8
Capital gain distributions	1,100,119	82,649	2,944	9,195,446	173	10,572
Realized Gain (Loss) on Investments	999,645	78,215	2,944	9,578,550	168	10,580
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,366,585	(994)	(3,881)	2,180,787	979	12,670
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,711,970	$71,592	$452	$14,410,531	$4,054	$24,607

					DFA VA	DFA
			DFA VA	DFA VA	Global	VA
	BlackRock	Black	Equity	Global	Moderate	International
	Small Cap Index	Rock Total Return	Allocation Institutional	Bond Institutional	Allocation Institutional	Small Institutional
	V.I. Class I	V.I. Class I	Class	Class	Class (1)	Class (1)
INVESTMENT INCOME
Dividends	$2,849	$2,689	$376	$1,573	$2,070	$1,766
EXPENSES
Mortality and expense risk	509	181	28	49	108	35
Administrative fees	850	181	56	98	217	70
Total Expenses	1,359	362	84	147	325	105
Net Investment Income (Loss)	1,490	2,327	292	1,426	1,745	1,661
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(218)	(9)	66	(20)	12	1
Capital gain distributions	9,655	63	228	-	773	2,136
Realized Gain (Loss) on Investments	9,437	54	294	(20)	785	2,137
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	24,537	1,921	2,753	(174)	6,154	1,369
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$35,464	$4,302	$3,339	$1,232	$8,684	$5,167

(1) Operations commenced or resumed during 2025 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA- 28

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	Variable Accounts
	DFA
	VA	DFA VA	DFA VA	DFA VA US	Fidelity
	International Value	Short-Term Fixed	US Large Value	Targeted Value	VIP Consumer	Fidelity VIP
	Institutional	Institutional	Institutional	Institutional	Discretionary	Contrafund
	Class	Class	Class	Class	Initial Class	Initial Class
INVESTMENT INCOME
Dividends	$14,916	$13,846	$19,137	$2,235	$46	$1,216
EXPENSES
Mortality and expense risk	685	296	1,186	136	104	1,421
Administrative fees	987	592	2,226	271	208	1,993
Total Expenses	1,672	888	3,412	407	312	3,414
Net Investment Income (Loss)	13,244	12,958	15,725	1,828	(266)	(2,198)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	399	373	(2,564)	(141)	734	(779)
Capital gain distributions	10,857	-	59,775	10,112	7,309	130,408
Realized Gain (Loss) on Investments	11,256	373	57,211	9,971	8,043	129,629
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	94,844	(5,778)	34,263	(1,341)	(2,595)	1,669
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$119,344	$7,553	$107,199	$10,458	$5,182	$129,100

				Fidelity VIP
	Fidelity	Fidelity VIP	Fidelity	Extended	Fidelity VIP	Fidelity VIP
	VIP Contrafund	Emerging Markets	VIP Energy	Market Index	Funds Manager 60%	Funds Manager 60%
	Service Class 2	Initial Class	Initial Class	Initial Class	Investor Class	Service Class 2
INVESTMENT INCOME
Dividends	$-	$838	$3,013	$1,586	$317,699	$942,755
EXPENSES
Mortality and expense risk	657,774	66	330	136	99,530	457,447
Administrative fees	159,838	131	408	272	33,177	108,407
Total Expenses	817,612	197	738	408	132,707	565,854
Net Investment Income (Loss)	(817,612)	641	2,275	1,178	184,992	376,901
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(528,432)	728	(36)	(126)	1,652	149,470
Capital gain distributions	11,537,094	323	-	-	51,870	187,015
Realized Gain (Loss) on Investments	11,008,662	1,051	(36)	(126)	53,522	336,485
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,947,367	13,416	10,893	7,422	1,586,273	5,211,892
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,138,417	$15,108	$13,132	$8,474	$1,824,787	$5,925,278

See Notes to Financial Statements	SA- 29

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

OR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	Variable Accounts
	Fidelity VIP	Fidelity VIP			Fidelity VIP
	Government	Government	Fidelity VIP	Fidelity VIP	Investment	Fidelity VIP
	Money Market	Money Market	Growth Opportunities	Index 500	Grade Bond	Strategic Income
	Initial Class	Service Class	Initial Class (1)	Initial Class	Initial Class	Service Class 2
INVESTMENT INCOME
Dividends	$20,949	$1,286,944	$-	$3,006	$35,477	$318,090
EXPENSES
Mortality and expense risk	816	330,851	24	451	1,569	86,801
Administrative fees	1,557	76,389	47	777	2,632	20,142
Total Expenses	2,373	407,240	71	1,228	4,201	106,943
Net Investment Income (Loss)	18,576	879,704	(71)	1,778	31,276	211,147
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	-	2	-	807	(720)	(18,488)
Capital gain distributions	-	-	205	1,336	-	-
Realized Gain (Loss) on Investments	-	2	205	2,143	(720)	(18,488)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	-	-	666	38,077	24,039	386,206
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,576	$879,706	$800	$41,998	$54,595	$578,865

		First Trust	First Trust/Dow
	Fidelity VIP	Dorsey Wright	Jones Dividend &
	Value Strategies	Tactical Core	Income Allocation	Franklin Allocation	Franklin Allocation	Franklin Income
	Initial Class	Class I	Class I	VIP Class 2	VIP Class 4	VIP Class 2
INVESTMENT INCOME
Dividends	$871	$19,402	$984,870	$2,782	$222,623	$666,294
EXPENSES
Mortality and expense risk	106	23,083	428,868	1,142	141,675	133,359
Administrative fees	213	5,156	98,604	216	30,809	32,659
Total Expenses	319	28,239	527,472	1,358	172,484	166,018
Net Investment Income (Loss)	552	(8,837)	457,398	1,424	50,139	500,276
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(990)	67,130	319,919	(89)	31,425	11,759
Capital gain distributions	2,913	-	2,327,653	5,874	496,839	140,052
Realized Gain (Loss) on Investments	1,923	67,130	2,647,572	5,785	528,264	151,811
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,068	116,742	(1,498,668)	8,626	757,387	771,964
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,543	$175,035	$1,606,302	$15,835	$1,335,790	$1,424,051

(1) Operations commenced or resumed during 2025 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA- 30

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	Variable Accounts
	Franklin	Franklin	Franklin	Franklin	Franklin
	Mutual Global	Rising	Rising	Small Cap	Small-Mid	Templeton
	Discovery	Dividends	Dividends	Value	Cap Growth	Global Bond
	VIP Class 2	VIP Class 1	VIP Class 2	VIP Class 1	VIP Class 1	VIP Class 2
INVESTMENT INCOME
Dividends	$66,084	$2,348	$98,849	$2,395	$-	$-
EXPENSES
Mortality and expense risk	35,992	547	116,826	480	84	31,130
Administrative fees	7,438	699	28,398	574	84	7,144
Total Expenses	43,430	1,246	145,224	1,054	168	38,274
Net Investment Income (Loss)	22,654	1,102	(46,375)	1,341	(168)	(38,274)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	60,685	(135)	118,410	(192)	(5)	(59,936)
Capital gain distributions	366,306	21,610	1,184,254	15,070	1,294	-
Realized Gain (Loss) on Investments	426,991	21,475	1,302,664	14,878	1,289	(59,936)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	251,263	2,810	(55,230)	(2,256)	(304)	496,326
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$700,908	$25,387	$1,201,059	$13,963	$817	$398,116

	Goldman Sachs
	VIT Large	Invesco	Invesco	Invesco V.I.	Invesco V.I.	Invesco
	Cap Value	V.I. International	V.I. American	Balanced- Risk	Discovery Mid Cap	V.I. Equity and
	Institutional	Growth	Value	Allocation	Growth	Income
	Shares	Series II	Series I	Series II	Series I	Series II
INVESTMENT INCOME
Dividends	$289	$742	$1,181	$1,703,683	$-	$60,372
EXPENSES
Mortality and expense risk	40	9,002	607	209,571	102	28,743
Administrative fees	80	2,311	749	48,668	204	6,977
Total Expenses	120	11,313	1,356	258,239	306	35,720
Net Investment Income (Loss)	169	(10,571)	(175)	1,445,444	(306)	24,652
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(268)	(1,904)	139	(1,059,358)	(83)	(29,899)
Capital gain distributions	3,590	110,204	39,398	-	6,256	173,213
Realized Gain (Loss) on Investments	3,322	108,300	39,537	(1,059,358)	6,173	143,314
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(849)	23,083	8,949	1,068,494	(6,763)	155,157
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,642	$120,812	$48,311	$1,454,580	($896)	$323,123

See Notes to Financial Statements	SA- 31

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	Variable Accounts
			Invesco V.I.		Janus	Janus
	Invesco V.I.		Main Street		Henderson	Henderson
	Global	Invesco V.I.	Small Cap	Invesco V.I.	Balanced	Enterprise
	Real Estate	Global	Fund	Technology	Service	Institutional
	Series II	Series II	Series I	Series I	Shares	Shares
INVESTMENT INCOME
Dividends	$18,070	$-	$192	$-	$9,026,427	$4
EXPENSES
Mortality and expense risk	6,886	21,337	49	1,075	5,210,978	3
Administrative fees	2,626	4,874	98	1,329	1,274,141	6
Total Expenses	9,512	26,211	147	2,404	6,485,119	9
Net Investment Income (Loss)	8,558	(26,211)	45	(2,404)	2,541,308	(5)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(10,793)	14,523	(27)	457	4,288,982	(4)
Capital gain distributions	-	401,514	4,317	52,741	16,168,843	148
Realized Gain (Loss) on Investments	(10,793)	416,037	4,290	53,198	20,457,825	144
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	71,311	(123,236)	162	33,486	43,291,441	(3)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$69,076	$266,590	$4,497	$84,280	$66,290,574	$136

		LVIP American	LVIP	LVIP
		Century	American	American	LVIP	LVIP
	Janus	Inflation	Century	Century	JPMorgan	JPMorgan
	Henderson	Protection	Mid Cap Value	Mid Cap Value	Core Bond	Mid Cap Value
	Flexible Bond	Standard	Standard	Service	Standard	Standard
	Service Shares	Class II	Class II	Class	Class	Class (1)
INVESTMENT INCOME
Dividends	$101,573	$4,014	$488	$83,497	$4,559	$418
EXPENSES
Mortality and expense risk	23,056	94	34	54,343	173	50
Administrative fees	5,475	152	68	12,731	346	99
Total Expenses	28,531	246	102	67,074	519	149
Net Investment Income (Loss)	73,042	3,768	386	16,423	4,040	269
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(27,531)	27	(9)	25,254	4	(118)
Capital gain distributions	-	-	2,087	425,723	-	4,029
Realized Gain (Loss) on Investments	(27,531)	27	2,078	450,977	4	3,911
CHANGE IN NET UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS	87,597	(1,010)	(950)	(87,702)	3,534	(3,601)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$133,108	$2,785	$1,514	$379,698	$7,578	$579

(1) Operations commenced or resumed during 2025 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA- 32

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	Variable Accounts
					MFS
		Lord Abbett		MFS	Massachusetts	MFS
	Western Asset	Bond	Lord Abbett	International	Investors	Total Return
	Core Plus VIT	Debenture	Total Return	Growth -	Growth Stock -	Series -
	Class I	Class VC	Class VC	Initial Class	Service Class	Service Class
INVESTMENT INCOME
Dividends	$1,461	$336,249	$257,679	$741	$108	$1,097,549
EXPENSES
Mortality and expense risk	48	54,169	44,869	106	4,058	419,946
Administrative fees	96	13,332	10,791	213	943	103,992
Total Expenses	144	67,501	55,660	319	5,001	523,938
Net Investment Income (Loss)	1,317	268,748	202,019	422	(4,893)	573,611
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(125)	(48,142)	(82,010)	29	3,997	(64,432)
Capital gain distributions	-	-	-	4,407	94,012	3,229,046
Realized Gain (Loss) on Investments	(125)	(48,142)	(82,010)	4,436	98,009	3,164,614
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,047	172,626	198,208	6,944	(37,864)	217,471
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,239	$393,232	$318,217	$11,802	$55,252	$3,955,696

	MFS	MFS	MFS	MFS	Nomura	Nomura
	Utilities	Utilities	Value	Value	VIP Asset	VIP Energy
	Series -	Series -	Series -	Series -	Strategy Series	Series
	Initial Class	Service Class	Initial Class (1)	Service Class	Service Class	Service Class
INVESTMENT INCOME
Dividends	$3,235	$138,817	$1,029	$10,749	$49,647	$43,043
EXPENSES
Mortality and expense risk	183	50,263	77	5,408	36,999	41,790
Administrative fees	327	11,784	154	1,187	8,931	10,302
Total Expenses	510	62,047	231	6,595	45,930	52,092
Net Investment Income (Loss)	2,725	76,770	798	4,154	3,717	(9,049)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	32	67,989	9	13,596	(2,199)	25,334
Capital gain distributions	1,479	69,228	4,785	59,389	254,091	-
Realized Gain (Loss) on Investments	1,511	137,217	4,794	72,985	251,892	25,334
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	10,594	415,562	853	10,386	251,970	439,745
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,830	$629,549	$6,445	$87,525	$507,579	$456,030

(1) Operations commenced or resumed during 2025 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA- 33

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	Variable Accounts
			PIMCO	PIMCO
			Commodity-	Emerging Markets		PIMCO
	TOPS	TOPS	RealReturn	Bond -		Low Duration -
	Conservative	Moderate Growth	Strategy -	Institutional	PIMCO Income -	Institutional
	ETF Class 1	ETF Class 1	Advisor Class	Class	Advisor Class	Class
INVESTMENT INCOME
Dividends	$1,501	$1,976	$29,822	$773	$218,645	$733
EXPENSES
Mortality and expense risk	151	146	10,962	16	37,569	27
Administrative fees	151	291	2,594	33	10,356	54
Total Expenses	302	437	13,556	49	47,925	81
Net Investment Income (Loss)	1,199	1,539	16,266	724	170,720	652
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	22	14	(54,319)	(1)	(11,315)	(1)
Capital gain distributions	380	1,659	-	-	-	-
Realized Gain (Loss) on Investments	402	1,673	(54,319)	(1)	(11,315)	(1)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,144	10,448	209,243	789	206,475	258
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,745	$13,660	$171,190	$1,512	$365,880	$909

	PIMCO
	Total Return -			Schwab		State Street
	Institutional	Schwab	Schwab	VIT Balanced	Schwab	Total Return
	Class	S&P 500 Index	VIT Balanced	with Growth	VIT Growth	V.I.S. Class 3
INVESTMENT INCOME
Dividends	$12,130	$7,786	$108,327	$179,617	$84,248	$3,956
EXPENSES
Mortality and expense risk	427	1,516	15,470	28,482	15,701	1,633
Administrative fees	854	2,626	11,050	20,344	11,215	330
Total Expenses	1,281	4,142	26,520	48,826	26,916	1,963
Net Investment Income (Loss)	10,849	3,644	81,807	130,791	57,332	1,993
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(93)	(166)	110,841	90,516	33,953	20,079
Capital gain distributions	-	-	82,877	214,474	242,284	7,717
Realized Gain (Loss) on Investments	(93)	(166)	193,718	304,990	276,237	27,796
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	12,342	123,955	234,364	694,403	389,279	(244)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,098	$127,433	$509,889	$1,130,184	$722,848	$29,545

See Notes to Financial Statements	SA- 34

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	Variable Accounts
	T. Rowe Price	T. Rowe Price	T. Rowe Price	VanEck VIP
	Blue Chip	Equity	Health	Global Resources	Vanguard VIF	Vanguard VIF
	Growth - I	Income - I	Sciences - I	Class S	Balanced	Capital Growth
INVESTMENT INCOME
Dividends	$-	$321	$-	$27,846	$52,108	$2,075
EXPENSES
Mortality and expense risk	1,165	31	432	11,476	4,101	314
Administrative fees	2,329	61	591	2,756	8,124	628
Total Expenses	3,494	92	1,023	14,232	12,225	942
Net Investment Income (Loss)	(3,494)	229	(1,023)	13,614	39,883	1,133
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	535	(52)	(927)	24,339	(2,338)	157
Capital gain distributions	71,689	1,649	7,669	-	223,194	8,917
Realized Gain (Loss) on Investments	72,224	1,597	6,742	24,339	220,856	9,074
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	62,029	812	28,502	303,795	151,912	45,224
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$130,759	$2,638	$34,221	$341,748	$412,651	$55,431

	Vanguard VIF	Vanguard VIF	Vanguard VIF	Vanguard VIF		Vanguard VIF
	Conservative	Diversified	Equity	Equity	Vanguard VIF	High Yield
	Allocation	Value	Income	Index	Growth	Bond
INVESTMENT INCOME
Dividends	$7,784	$5,407	$12,321	$1,031	$401	$22,009
EXPENSES
Mortality and expense risk	806	656	752	146	396	792
Administrative fees	1,136	1,066	1,504	291	541	1,020
Total Expenses	1,942	1,722	2,256	437	937	1,812
Net Investment Income (Loss)	5,842	3,685	10,065	594	(536)	20,197
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,053	(318)	(130)	478	(216)	(116)
Capital gain distributions	9,119	28,275	37,454	1,986	10,858	-
Realized Gain (Loss) on Investments	10,172	27,957	37,324	2,464	10,642	(116)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	29,908	23,420	28,978	12,795	17,095	8,034
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$45,922	$55,062	$76,367	$15,853	$27,201	$28,115

See Notes to Financial Statements	SA- 35

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	Variable Accounts
		Vanguard VIF	Vanguard VIF	Vanguard VIF	Short-Term	Vanguard VIF
	Vanguard VIF	Mid-Cap	Moderate	Real Estate	Investment-	Total Bond
	International	Index	Allocation	Index	Grade	Market Index
INVESTMENT INCOME
Dividends	$1,621	$6,422	$25,810	$11,204	$12,308	$25,726
EXPENSES
Mortality and expense risk	507	954	2,997	890	530	1,364
Administrative fees	792	1,681	4,291	1,260	1,060	2,196
Total Expenses	1,299	2,635	7,288	2,150	1,590	3,560
Net Investment Income (Loss)	322	3,787	18,522	9,054	10,718	22,166
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(806)	(1,052)	(1,202)	(723)	(401)	(607)
Capital gain distributions	10,924	25,584	43,359	7,174	-	-
Realized Gain (Loss) on Investments	10,118	24,532	42,157	6,451	(401)	(607)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	13,744	28,354	142,556	(5,179)	11,469	22,688
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,184	$56,673	$203,235	$10,326	$21,786	$44,247

	Vanguard VIF
	Total
	International	Vanguard VIF
	Stock Market	Total Stock
	Index	Market Index
INVESTMENT INCOME
Dividends	$21,149	$13,392
EXPENSES
Mortality and expense risk	1,193	2,409
Administrative fees	2,239	3,740
Total Expenses	3,432	6,149
Net Investment Income (Loss)	17,717	7,243
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	19,947	(626)
Capital gain distributions	12,892	62,518
Realized Gain (Loss) on Investments	32,839	61,892
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	151,875	130,809
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$202,431	$199,944

See Notes to Financial Statements	SA- 36

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Bond Plus		Core Income		Diversified Bond
	Class I (1)		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(263)		$(23,476)	$(21,412)	$(104,148)	$(105,789)
Realized gain (loss) on investments	9		2,184	1,646	24,466	166,023
Change in net unrealized appreciation (depreciation) on investments	1,007		124,695	51,990	641,172	(24,449)
Net Increase (Decrease) in Net Assets Resulting from Operations	753		103,403	32,224	561,490	35,785
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	58,255		276,370	373,807	685,688	205,123
Transfers between variable and fixed accounts, net	-		46,641	76,809	342,578	231,264
Contract benefits and terminations	(582)		(195,462)	(100,445)	(1,035,707)	(1,325,132)
Contract charges and deductions	-		(48)	(47)	(10,345)	(13,078)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-		-	-	380	326
Other	(4)		-	81	11	1,254
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	57,669		127,501	350,205	(17,395)	(900,243)
NET INCREASE (DECREASE) IN NET ASSETS	58,422		230,904	382,429	544,095	(864,458)
NET ASSETS
Beginning of Year or Period	-		1,875,863	1,493,434	8,315,431	9,179,889
End of Year or Period	$58,422		$2,106,767	$1,875,863	$8,859,526	$8,315,431

	Floating Rate Income		Floating Rate Income		High Yield Bond
	Class I		Class P (2)		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(124,436)	$(129,100)	$(169)	$-	$(92,926)	$(94,175)
Realized gain (loss) on investments	82,152	529,871	12	-	480,214	44,055
Change in net unrealized appreciation (depreciation) on investments	563,229	252,426	2,073	-	(726)	440,260
Net Increase (Decrease) in Net Assets Resulting from Operations	520,945	653,197	1,916	-	386,562	390,140
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,203,456	299,236	23,361	10,418	208,921	495,750
Transfers between variable and fixed accounts, net	1,120,026	330,912	-	-	214,410	642,143
Contract benefits and terminations	(1,306,913)	(2,174,525)	(299)	-	(1,268,269)	(1,057,440)
Contract charges and deductions	(8,702)	(7,385)	-	-	(16,004)	(15,960)
Adjustments to net assets allocated to contracts in payout (annuitization) period	15	(1,509)	-	-	-	1
Other	(213)	(47)	(2)	-	157	(204)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,007,669	(1,553,318)	23,060	10,418	(860,785)	64,290
NET INCREASE (DECREASE) IN NET ASSETS	1,528,614	(900,121)	24,976	10,418	(474,223)	454,430
NET ASSETS
Beginning of Year or Period	9,180,020	10,080,141	10,418	-	7,211,593	6,757,163
End of Year or Period	$10,708,634	$9,180,020	$35,394	$10,418	$6,737,370	$7,211,593

(1) Operations commenced or resumed during 2025 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-37

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Inflation Managed		Intermediate Bond		Short Duration Bond
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(89,138)	$(92,908)	$(69,568)	$(23,860)	$(154,906)	$(148,972)
Realized gain (loss) on investments	103,807	184,805	28,920	(2,685)	96,933	55,378
Change in net unrealized appreciation (depreciation) on investments	442,967	(2,841)	402,656	(111,722)	633,985	553,409
Net Increase (Decrease) in Net Assets Resulting from Operations	457,636	89,056	362,008	(138,267)	576,012	459,815
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	776,736	244,323	915,463	218,311	1,540,588	233,225
Transfers between variable and fixed accounts, net	221,151	(234,925)	(1,501,049)	5,149,902	144,448	2,982,265
Contract benefits and terminations	(827,023)	(888,475)	(53,177)	(33,714)	(3,134,621)	(2,018,029)
Contract charges and deductions	(8,034)	(8,684)	(325)	(341)	(14,999)	(16,374)
Adjustments to net assets allocated to contracts in payout (annuitization) period	152	(1,426)	-	-	388	(838)
Other	337	(40)	21	(164)	(763)	(383)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	163,319	(889,227)	(639,067)	5,333,994	(1,464,959)	1,179,866
NET INCREASE (DECREASE) IN NET ASSETS	620,955	(800,171)	(277,059)	5,195,727	(888,947)	1,639,681
NET ASSETS
Beginning of Year	7,016,544	7,816,715	5,609,348	413,621	14,103,576	12,463,895
End of Year	$7,637,499	$7,016,544	$5,332,289	$5,609,348	$13,214,629	$14,103,576

	Total Return		Emerging Markets Debt		Dividend Growth
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(128,024)	$(122,999)	$(18,688)	$(20,214)	$(427,674)	$(412,935)
Realized gain (loss) on investments	1,272	281,076	118,114	83,010	187,974	1,755,184
Change in net unrealized appreciation (depreciation) on investments	837,877	(50,103)	92,214	24,474	4,499,409	2,333,052
Net Increase (Decrease) in Net Assets Resulting from Operations	711,125	107,974	191,640	87,270	4,259,709	3,675,301
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,063,285	628,589	50,815	160,968	2,228,243	1,313,472
Transfers between variable and fixed accounts, net	885,942	42,696	(266,850)	(320,158)	2,817,650	586,451
Contract benefits and terminations	(1,346,860)	(1,227,291)	(117,929)	(176,875)	(4,186,502)	(4,223,515)
Contract charges and deductions	(20,080)	(19,651)	(1,374)	(2,893)	(15,826)	(20,454)
Adjustments to net assets allocated to contracts in payout (annuitization) period	397	349	-	-	23	-
Other	66	(41)	-	(1)	1,925	1,048
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	582,750	(575,349)	(335,338)	(338,959)	845,513	(2,342,998)
NET INCREASE (DECREASE) IN NET ASSETS	1,293,875	(467,375)	(143,698)	(251,689)	5,105,222	1,332,303
NET ASSETS
Beginning of Year	9,245,637	9,713,012	1,301,939	1,553,628	32,438,367	31,106,064
End of Year	$10,539,512	$9,245,637	$1,158,241	$1,301,939	$37,543,589	$32,438,367

See Notes to Financial Statements	SA-38

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Equity Index		Focused Growth		Growth
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(2,228,007)	$(2,002,007)	$(241,852)	$(210,762)	$(201,644)	$(183,073)
Realized gain (loss) on investments	3,190,722	5,218,773	56,617	874,070	579,522	638,592
Change in net unrealized appreciation (depreciation) on investments	26,378,280	30,101,775	3,039,094	3,014,960	1,250,181	3,263,737
Net Increase (Decrease) in Net Assets Resulting from Operations	27,340,995	33,318,541	2,853,859	3,678,268	1,628,059	3,719,256
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	27,648,757	18,454,777	1,231,810	1,454,660	914,645	841,962
Transfers between variable and fixed accounts, net	345,840	2,210,415	860,078	324,853	231,922	385,248
Contract benefits and terminations	(32,465,547)	(21,741,199)	(1,907,675)	(2,090,333)	(1,675,624)	(1,815,281)
Contract charges and deductions	(21,516)	(19,440)	(5,393)	(4,102)	(8,246)	(7,371)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	(24)	-	(2)	-	-
Other	22,228	3,250	(1,035)	1,037	(3,882)	(9)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(4,470,238)	(1,092,221)	177,785	(313,887)	(541,185)	(595,451)
NET INCREASE (DECREASE) IN NET ASSETS	22,870,757	32,226,320	3,031,644	3,364,381	1,086,874	3,123,805
NET ASSETS
Beginning of Year	177,136,650	144,910,330	17,759,308	14,394,927	15,834,461	12,710,656
End of Year	$200,007,407	$177,136,650	$20,790,952	$17,759,308	$16,921,335	$15,834,461

	Hedged Equity		Hedged Equity	Large-Cap Core
	Class I		Class P (1)	Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(864,770)	$(627,370)	$(1,538)	$(146,490)	$(124,144)
Realized gain (loss) on investments	27,997	21,843	74	37,048	65,996
Change in net unrealized appreciation (depreciation) on investments	5,446,705	8,018,596	53,219	1,613,500	1,947,264
Net Increase (Decrease) in Net Assets Resulting from Operations	4,609,932	7,413,069	51,755	1,504,058	1,889,116
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	16,127,874	14,131,534	528,392	656,624	1,405,592
Transfers between variable and fixed accounts, net	(4,230,035)	11,547,424	6,595	499,105	1,053,604
Contract benefits and terminations	(5,847,962)	(5,565,935)	(2,071)	(818,970)	(1,185,159)
Contract charges and deductions	(698,029)	(512,279)	-	(11,552)	(8,250)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	481	390
Other	(392)	(5,178)	(7)	(2,658)	227
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	5,351,456	19,595,566	532,909	323,030	1,266,404
NET INCREASE (DECREASE) IN NET ASSETS	9,961,388	27,008,635	584,664	1,827,088	3,155,520
NET ASSETS
Beginning of Year or Period	64,432,438	37,423,803	-	10,839,240	7,683,720
End of Year or Period	$74,393,826	$64,432,438	$584,664	$12,666,328	$10,839,240

(1) Operations commenced or resumed during 2025 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-39

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Large-Cap Growth		Large-Cap Plus Bond Alpha		Large-Cap Value
	Class I		Class I (1)		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(188,136)	$(184,007)	$(51)		$(114,879)	$(120,468)
Realized gain (loss) on investments	1,592,666	1,301,013	(1)		528,946	739,535
Change in net unrealized appreciation (depreciation) on investments	557,023	2,302,812	174		377,453	28,731
Net Increase (Decrease) in Net Assets Resulting from Operations	1,961,553	3,419,818	122		791,520	647,798
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,099,623	646,309	9,678		244,199	725,352
Transfers between variable and fixed accounts, net	(787,236)	365,011	9,451		302,211	(488,325)
Contract benefits and terminations	(2,114,729)	(2,558,638)	-		(1,036,662)	(1,135,399)
Contract charges and deductions	(7,820)	(4,522)	-		(10,700)	(12,039)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	(1)	-		-	-
Other	(526)	2,118	(1)		(264)	68
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,810,688)	(1,549,723)	19,128		(501,216)	(910,343)
NET INCREASE (DECREASE) IN NET ASSETS	150,865	1,870,095	19,250		290,304	(262,545)
NET ASSETS
Beginning of Year or Period	14,623,071	12,752,976	-		9,634,430	9,896,975
End of Year or Period	$14,773,936	$14,623,071	$19,250		$9,924,734	$9,634,430

	Mid-Cap Growth		Mid-Cap Plus Bond Alpha		Mid-Cap Value
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(145,967)	$(157,762)	$(103,971)	$(95,853)	$(90,298)	$(88,107)
Realized gain (loss) on investments	555,071	1,038,524	105,001	353,431	118,650	250,873
Change in net unrealized appreciation (depreciation) on investments	(277,744)	(693,104)	624,255	684,861	673,915	435,668
Net Increase (Decrease) in Net Assets Resulting from Operations	131,360	187,658	625,285	942,439	702,267	598,434
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	347,751	425,166	171,562	944,384	1,212,496	678,285
Transfers between variable and fixed accounts, net	381,577	132,321	(277,296)	373,693	316,226	159,400
Contract benefits and terminations	(1,353,826)	(1,785,414)	(828,667)	(686,372)	(1,215,444)	(1,089,916)
Contract charges and deductions	(9,988)	(11,115)	(5,111)	(7,005)	(5,233)	(7,331)
Adjustments to net assets allocated to contracts in payout (annuitization) period	6	2	147	106	-	-
Other	(200)	(449)	(635)	736	3,862	(366)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(634,680)	(1,239,489)	(940,000)	625,542	311,907	(259,928)
NET INCREASE (DECREASE) IN NET ASSETS	(503,320)	(1,051,831)	(314,715)	1,567,981	1,014,174	338,506
NET ASSETS
Beginning of Year	11,750,920	12,802,751	8,514,568	6,946,587	7,272,298	6,933,792
End of Year	$11,247,600	$11,750,920	$8,199,853	$8,514,568	$8,286,472	$7,272,298

(1) Operations commenced or resumed during 2025 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-40

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	QQQ Plus Bond Alpha		Small-Cap Equity		Small-Cap Growth
	Class I (1)		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(678)		$(135,801)	$(92,293)	$(68,681)	$(69,824)
Realized gain (loss) on investments	(1,065)		(40,596)	10,052	92,952	975,703
Change in net unrealized appreciation (depreciation) on investments	15,763		1,051,644	645,267	540,431	(617,176)
Net Increase (Decrease) in Net Assets Resulting from Operations	14,020		875,247	563,026	564,702	288,703
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	45,060		2,842,879	1,167,433	171,607	706,935
Transfers between variable and fixed accounts, net	62,712		1,083,890	1,342,040	94,735	(319,262)
Contract benefits and terminations	(3,532)		(547,006)	(490,321)	(686,538)	(1,509,725)
Contract charges and deductions	-		(1,544)	(1,705)	(4,472)	(4,921)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-		-	-	(148)	2
Other	101		1,675	246	(25)	456
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	104,341		3,379,894	2,017,693	(424,841)	(1,126,515)
NET INCREASE (DECREASE) IN NET ASSETS	118,361		4,255,141	2,580,719	139,861	(837,812)
NET ASSETS
Beginning of Year or Period	-		8,399,766	5,819,047	5,514,464	6,352,276
End of Year or Period	$118,361		$12,654,907	$8,399,766	$5,654,325	$5,514,464

	Small-Cap Index		Small-Cap Plus Bond Alpha		Small-Cap Value
	Class I		Class I (2)		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(171,066)	$(167,058)	$(56)	$(7)	$(57,560)	$(62,426)
Realized gain (loss) on investments	664,918	404,475	(2)	-	167,918	346,279
Change in net unrealized appreciation (depreciation) on investments	1,152,379	1,116,253	460	(176)	88,946	(54,807)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,646,231	1,353,670	402	(183)	199,304	229,046
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,128,371	1,352,927	-	-	48,365	261,961
Transfers between variable and fixed accounts, net	(51,084)	(252,903)	-	3,894	184,108	(71,545)
Contract benefits and terminations	(2,386,008)	(1,584,865)	-	-	(431,264)	(669,602)
Contract charges and deductions	(2,123)	(2,682)	-	-	(3,853)	(4,207)
Adjustments to net assets allocated to contracts in payout (annuitization) period	67	60	-	-	-	-
Other	2,257	(1,083)	-	-	242	765
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,308,520)	(488,546)	-	3,894	(202,402)	(482,628)
NET INCREASE (DECREASE) IN NET ASSETS	337,711	865,124	402	3,711	(3,098)	(253,582)
NET ASSETS
Beginning of Year or Period	15,354,539	14,489,415	3,711	-	4,807,821	5,061,403
End of Year or Period	$15,692,250	$15,354,539	$4,113	$3,711	$4,804,723	$4,807,821

(1) Operations commenced or resumed during 2025 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-41

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Value		Value Advantage		Emerging Markets
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(51,405)	$(48,835)	$(52,830)	$(52,073)	$(78,150)	$(76,609)
Realized gain (loss) on investments	295,313	56,666	264,772	295,896	81,843	472,574
Change in net unrealized appreciation (depreciation) on investments	444,995	297,976	150,827	315,428	1,700,958	(566,685)
Net Increase (Decrease) in Net Assets Resulting from Operations	688,903	305,807	362,769	559,251	1,704,651	(170,720)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	224,545	379,717	166,464	129,939	170,289	386,889
Transfers between variable and fixed accounts, net	(16,693)	158,143	(598,403)	402,985	(157,939)	(150,359)
Contract benefits and terminations	(619,947)	(476,624)	(673,835)	(650,838)	(554,966)	(781,673)
Contract charges and deductions	(5,784)	(6,203)	(1,031)	(1,316)	(8,111)	(11,070)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(55)	5	-	-	-	(1)
Other	(112)	(728)	124	(3)	222	295
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(418,046)	54,310	(1,106,681)	(119,233)	(550,505)	(555,919)
NET INCREASE (DECREASE) IN NET ASSETS	270,857	360,117	(743,912)	440,018	1,154,146	(726,639)
NET ASSETS
Beginning of Year	3,837,858	3,477,741	4,730,820	4,290,802	5,603,688	6,330,327
End of Year	$4,108,715	$3,837,858	$3,986,908	$4,730,820	$6,757,834	$5,603,688

	International Equity	International Growth		International Large-Cap
	Plus Bond Alpha Class I (1)	Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(168)	$(5,072)	$(3,106)	$(91,068)	$(89,337)
Realized gain (loss) on investments	2,191	(595)	(95)	103,218	843,525
Change in net unrealized appreciation (depreciation) on investments	601	107,761	22,653	1,460,566	(531,673)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,624	102,094	19,452	1,472,716	222,515
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	10,831	41,018	81,590	341,793	162,969
Transfers between variable and fixed accounts, net	(2,256)	141,522	75,254	594,016	(443,324)
Contract benefits and terminations	-	(26,842)	(1,312)	(583,134)	(829,186)
Contract charges and deductions	(15)	(35)	(10)	(18,691)	(21,725)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	586	326
Other	(2)	149	(11)	468	(793)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	8,558	155,812	155,511	335,038	(1,131,733)
NET INCREASE (DECREASE) IN NET ASSETS	11,182	257,906	174,963	1,807,754	(909,218)
NET ASSETS
Beginning of Year or Period	-	435,295	260,332	6,836,344	7,745,562
End of Year or Period	$11,182	$693,201	$435,295	$8,644,098	$6,836,344

(1) Operations commenced or resumed during 2025 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-42

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	International Small-Cap		International Value		Health Sciences
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(17,194)	$(17,474)	$(71,204)	$(57,278)	$(328,143)	$(354,130)
Realized gain (loss) on investments	84,500	125,800	61,044	459,545	1,214,125	1,878,135
Change in net unrealized appreciation (depreciation) on investments	191,439	(138,966)	2,176,227	(275,902)	2,664,178	(740,928)
Net Increase (Decrease) in Net Assets Resulting from Operations	258,745	(30,640)	2,166,067	126,365	3,550,160	783,077
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	25,135	26,966	735,884	240,609	993,018	638,569
Transfers between variable and fixed accounts, net	80,877	43,866	1,365,061	(361,139)	1,594,032	1,034,634
Contract benefits and terminations	(173,217)	(237,597)	(721,402)	(628,494)	(4,054,752)	(3,594,308)
Contract charges and deductions	(4,581)	(5,297)	(10,430)	(13,100)	(13,262)	(11,452)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	463	326	-	(1)
Other	(62)	12	1,230	46	1,750	237
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(71,848)	(172,050)	1,370,806	(761,752)	(1,479,214)	(1,932,321)
NET INCREASE (DECREASE) IN NET ASSETS	186,897	(202,690)	3,536,873	(635,387)	2,070,946	(1,149,244)
NET ASSETS
Beginning of Year	1,228,245	1,430,935	4,159,501	4,794,888	24,591,306	25,740,550
End of Year	$1,415,142	$1,228,245	$7,696,374	$4,159,501	$26,662,252	$24,591,306

	Real Estate		Technology		ESG Diversified
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(68,483)	$(79,006)	$(343,177)	$(304,486)	$(21,938)	$(21,502)
Realized gain (loss) on investments	429,470	958,041	1,525,008	1,392,271	9,465	51,339
Change in net unrealized appreciation (depreciation) on investments	(339,468)	(535,546)	4,294,086	5,911,759	214,491	148,540
Net Increase (Decrease) in Net Assets Resulting from Operations	21,519	343,489	5,475,917	6,999,544	202,018	178,377
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	38,824	248,219	2,617,681	1,105,862	227,309	23,836
Transfers between variable and fixed accounts, net	96,850	(411,528)	(312,501)	398,176	(9,924)	(310,672)
Contract benefits and terminations	(824,378)	(1,011,286)	(4,092,033)	(2,924,054)	(165,445)	(14,345)
Contract charges and deductions	(5,589)	(7,159)	(9,239)	(8,678)	(21,335)	(22,356)
Adjustments to net assets allocated to contracts in payout (annuitization) period	112	84	61	91	-	-
Other	472	(883)	(8)	(3,603)	(101)	24
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(693,709)	(1,182,553)	(1,796,039)	(1,432,206)	30,504	(323,513)
NET INCREASE (DECREASE) IN NET ASSETS	(672,190)	(839,064)	3,679,878	5,567,338	232,522	(145,136)
NET ASSETS
Beginning of Year	5,483,816	6,322,880	26,097,059	20,529,721	1,710,133	1,855,269
End of Year	$4,811,626	$5,483,816	$29,776,937	$26,097,059	$1,942,655	$1,710,133

See Notes to Financial Statements	SA-43

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	ESG Diversified Growth		Capital Appreciation		PSF Avantis
	Class I		Class I (1)		Balanced Allocation Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(3,300)	$(2,390)	$(1,062)		$(184,857)	$(186,111)
Realized gain (loss) on investments	560	3	(7)		487,634	503,289
Change in net unrealized appreciation (depreciation) on investments	40,041	24,058	3,337		1,815,804	1,218,626
Net Increase (Decrease) in Net Assets Resulting from Operations	37,301	21,671	2,268		2,118,581	1,535,804
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	117,680	55,458	707,278		2,036,670	1,480,106
Transfers between variable and fixed accounts, net	(1,411)	38	310,560		(56,447)	(1,028,809)
Contract benefits and terminations	(5,838)	-	-		(1,916,386)	(1,820,198)
Contract charges and deductions	(105)	(81)	(231)		(144,793)	(141,677)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-		-	-
Other	282	286	(64)		1,612	995
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	110,608	55,701	1,017,543		(79,344)	(1,509,583)
NET INCREASE (DECREASE) IN NET ASSETS	147,909	77,372	1,019,811		2,039,237	26,221
NET ASSETS
Beginning of Year or Period	220,876	143,504	-		15,636,590	15,610,369
End of Year or Period	$368,785	$220,876	$1,019,811		$17,675,827	$15,636,590

	PSF Avantis		Pacific Dynamix -		Pacific Dynamix -
	Balanced Allocation Class P		Conservative Growth Class I		Moderate Growth Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(684)	$(661)	$(487,597)	$(521,956)	$(1,851,316)	$(1,872,529)
Realized gain (loss) on investments	3,068	1,874	2,798,581	2,199,620	6,838,350	9,288,516
Change in net unrealized appreciation (depreciation) on investments	19,057	14,378	1,537,781	1,206,026	12,454,512	7,611,111
Net Increase (Decrease) in Net Assets Resulting from Operations	21,441	15,591	3,848,765	2,883,690	17,441,546	15,027,098
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	2,750,121	693,462	18,591,357	5,073,686
Transfers between variable and fixed accounts, net	-	-	(552,050)	(114,240)	(1,762,346)	502,126
Contract benefits and terminations	(7,860)	(7,256)	(5,583,216)	(5,070,579)	(21,290,975)	(19,814,350)
Contract charges and deductions	(1,944)	(1,656)	(186,214)	(209,215)	(1,009,384)	(1,032,232)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	(5,903)	1,713
Other	1	-	165	201	2,957	8,493
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(9,803)	(8,912)	(3,571,194)	(4,700,371)	(5,474,294)	(15,260,564)
NET INCREASE (DECREASE) IN NET ASSETS	11,638	6,679	277,571	(1,816,681)	11,967,252	(233,466)
NET ASSETS
Beginning of Year	144,962	138,283	39,770,858	41,587,539	147,821,306	148,054,772
End of Year	$156,600	$144,962	$40,048,429	$39,770,858	$159,788,558	$147,821,306

(1) Operations commenced or resumed during 2025 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-44

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Pacific Dynamix -		Pacific Dynamix -		Pacific Dynamix -
	Moderate Growth Class P (1)		Growth Class I		Growth Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(173)	$(9)	$(3,044,524)	$(2,489,060)	$(167)	$(152)
Realized gain (loss) on investments	13	628	(360,906)	41,524	228	149
Change in net unrealized appreciation (depreciation) on investments	2,423	-	39,085,530	25,450,119	5,556	4,229
Net Increase (Decrease) in Net Assets Resulting from Operations	2,263	619	35,680,100	23,002,583	5,617	4,226
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	206,419	32,804	48,201,544	28,580,885	-	-
Transfers between variable and fixed accounts, net	-	(33,408)	121,791	2,735,936	-	-
Contract benefits and terminations	(2,564)	(14)	(25,708,926)	(9,789,165)	(555)	(505)
Contract charges and deductions	-	-	(1,808,710)	(1,526,293)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(3,680)	216	-	-
Other	(2)	(1)	13,283	(11,571)	(1)	1
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	203,853	(619)	20,815,302	19,990,008	(556)	(504)
NET INCREASE (DECREASE) IN NET ASSETS	206,116	-	56,495,402	42,992,591	5,061	3,722
NET ASSETS
Beginning of Year or Period	-	-	220,080,196	177,087,605	34,946	31,224
End of Year or Period	$206,116	$-	$276,575,598	$220,080,196	$40,007	$34,946

	Pacific Dynamix -		Portfolio Optimization		Portfolio Optimization
	Aggressive Growth Class I (2)		Conservative Class I		Moderate-Conservative Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(2,660)	$(424)	$(900,513)	$(902,543)	$(1,321,786)	$(1,452,827)
Realized gain (loss) on investments	(23)	(2)	908,990	2,424,758	6,595,775	7,766,568
Change in net unrealized appreciation (depreciation) on investments	47,656	3,378	5,197,108	1,422,789	3,240,936	70,538
Net Increase (Decrease) in Net Assets Resulting from Operations	44,973	2,952	5,205,585	2,945,004	8,514,925	6,384,279
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	545,835	65,072	2,931,917	709,373	2,665,554	900,496
Transfers between variable and fixed accounts, net	116,666	24,487	5,225,309	947,149	(274,300)	(1,022,403)
Contract benefits and terminations	(387)	-	(8,901,565)	(7,510,320)	(13,925,276)	(14,839,156)
Contract charges and deductions	(13)	-	(432,481)	(422,975)	(538,750)	(601,919)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(5,110)	653	2,447	(758)
Other	(23)	(3)	(437)	958	(2,302)	(2,047)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	662,078	89,556	(1,182,367)	(6,275,162)	(12,072,627)	(15,565,787)
NET INCREASE (DECREASE) IN NET ASSETS	707,051	92,508	4,023,218	(3,330,158)	(3,557,702)	(9,181,508)
NET ASSETS
Beginning of Year or Period	92,508	-	60,907,160	64,237,318	89,278,922	98,460,430
End of Year or Period	$799,559	$92,508	$64,930,378	$60,907,160	$85,721,220	$89,278,922

(1) Operations commenced or resumed during 2024 and all units were fully redeemed or transferred prior to December 31, 2024. Operations resumed during 2025 (See Financial Highlights for commencement dates of operations).

(2) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-45

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Moderate Class I		Growth Class I		Aggressive-Growth Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(5,701,466)	$(5,988,740)	$(4,679,761)	$(4,974,360)	$(1,317,796)	$(1,341,916)
Realized gain (loss) on investments	31,020,357	28,275,113	30,635,118	24,900,158	8,109,746	7,216,873
Change in net unrealized appreciation (depreciation) on investments	14,650,055	12,863,146	11,440,120	8,885,321	4,518,444	2,281,878
Net Increase (Decrease) in Net Assets Resulting from Operations	39,968,946	35,149,519	37,395,477	28,811,119	11,310,394	8,156,835
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,616,218	1,320,374	3,042,978	2,643,550	1,269,004	671,774
Transfers between variable and fixed accounts, net	32,170	(2,794,883)	(3,769,239)	1,116,229	215,674	(574,850)
Contract benefits and terminations	(46,991,162)	(42,330,219)	(40,706,580)	(38,039,516)	(11,651,587)	(9,702,831)
Contract charges and deductions	(2,610,457)	(2,807,647)	(2,400,060)	(2,545,958)	(614,662)	(628,245)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(4,332)	(11,960)	2,674	(27,449)	(6,318)	-
Other	2,572	3,157	4,947	(4,098)	582	(11,857)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(47,954,991)	(46,621,178)	(43,825,280)	(36,857,242)	(10,787,307)	(10,246,009)
NET INCREASE (DECREASE) IN NET ASSETS	(7,986,045)	(11,471,659)	(6,429,803)	(8,046,123)	523,087	(2,089,174)
NET ASSETS
Beginning of Year	373,347,479	384,819,138	302,534,911	310,581,034	79,003,114	81,092,288
End of Year	$365,361,434	$373,347,479	$296,105,108	$302,534,911	$79,526,201	$79,003,114

	American Funds IS American		American Funds IS Asset		American Funds IS Asset
	High-Income Trust Class 4		Allocation Class 1		Allocation Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$203,850	$199,992	$9,816	$5,504	$1,176,271	$1,510,225
Realized gain (loss) on investments	(1,054)	(3,921)	21,224	7,571	18,517,852	11,736,830
Change in net unrealized appreciation (depreciation) on investments	88,817	131,832	20,706	11,815	12,688,326	18,448,787
Net Increase (Decrease) in Net Assets Resulting from Operations	291,613	327,903	51,746	24,890	32,382,449	31,695,842
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	386,699	565,690	255,369	137,947	18,651,004	9,884,180
Transfers between variable and fixed accounts, net	147,181	242,733	-	-	291,723	11,881,749
Contract benefits and terminations	(516,707)	(476,717)	(9,919)	(7,622)	(34,879,354)	(24,899,078)
Contract charges and deductions	(532)	(772)	(4,324)	(1,707)	(1,851,570)	(1,782,167)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	(80,608)	(8,606)
Other	59	(38)	(4)	(1)	(4,609)	18,324
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	16,700	330,896	241,122	128,617	(17,873,414)	(4,905,598)
NET INCREASE (DECREASE) IN NET ASSETS	308,313	658,799	292,868	153,507	14,509,035	26,790,244
NET ASSETS
Beginning of Year	4,414,625	3,755,826	292,654	139,147	242,190,526	215,400,282
End of Year	$4,722,938	$4,414,625	$585,522	$292,654	$256,699,561	$242,190,526

See Notes to Financial Statements	SA-46

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	American Funds IS Capital		American Funds IS		American Funds IS Capital World
	Income Builder Class 4		Capital World Bond Class 4		Growth and Income Class 1 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$103,531	$109,944	$14,616	$6,768	$736	$700
Realized gain (loss) on investments	10,496	13,451	(12,899)	(35,259)	2,478	1,385
Change in net unrealized appreciation (depreciation) on investments	1,037,936	332,068	59,308	(9,610)	11,709	3,023
Net Increase (Decrease) in Net Assets Resulting from Operations	1,151,963	455,463	61,025	(38,101)	14,923	5,108
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	536,775	507,570	5,201	54,071	7,325	79,935
Transfers between variable and fixed accounts, net	418,040	56,017	8,602	48,094	(275)	(31,106)
Contract benefits and terminations	(681,620)	(250,006)	(53,999)	(216,682)	(907)	(2,061)
Contract charges and deductions	(955)	(1,287)	(404)	(545)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	2,979	(55)	(2)	(84)	(116)	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	275,219	312,239	(40,602)	(115,146)	6,027	46,766
NET INCREASE (DECREASE) IN NET ASSETS	1,427,182	767,702	20,423	(153,247)	20,950	51,874
NET ASSETS
Beginning of Year or Period	5,906,150	5,138,448	792,019	945,266	51,874	-
End of Year or Period	$7,333,332	$5,906,150	$812,442	$792,019	$72,824	$51,874

	American Funds IS Capital World		American Funds IS		American Funds IS
	Growth and Income Class 4		Global Balanced Class 4		Global Growth Class 1 (1), (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,712	$10,735	$(2,822)	$15,271	$(51)
Realized gain (loss) on investments	154,016	5,131	209,271	25,528	586
Change in net unrealized appreciation (depreciation) on investments	724,196	374,762	240,998	166,834	-
Net Increase (Decrease) in Net Assets Resulting from Operations	879,924	390,628	447,447	207,633	535
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	274,857	167,738	33,571	66,667	31,661
Transfers between variable and fixed accounts, net	531,193	413,791	(40,394)	47,634	(30,197)
Contract benefits and terminations	(502,671)	(363,231)	(1,228,452)	(825,375)	(1,998)
Contract charges and deductions	(561)	(540)	(1,004)	(1,631)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-
Other	(58)	214	472	55	(1)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	302,760	217,972	(1,235,807)	(712,650)	(535)
NET INCREASE (DECREASE) IN NET ASSETS	1,182,684	608,600	(788,360)	(505,017)	-
NET ASSETS
Beginning of Year or Period	3,644,771	3,036,171	3,540,777	4,045,794	-
End of Year or Period	$4,827,455	$3,644,771	$2,752,417	$3,540,777	$-

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

(2) All units were fully redeemed or transferred prior to December 31, 2024 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements	SA-47

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	American Funds IS		American Funds IS Global		American Funds IS
	Global Growth Class 4		Small Capitalization Class 4		Growth Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(7,707)	$5,003	$(11,034)	$(3,782)	$(1,234)	$486
Realized gain (loss) on investments	943,831	324,286	22,225	34,343	63,545	9,620
Change in net unrealized appreciation (depreciation) on investments	280,275	407,341	136,620	(22,359)	94,873	63,296
Net Increase (Decrease) in Net Assets Resulting from Operations	1,216,399	736,630	147,811	8,202	157,184	73,402
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	192,031	580,941	44,101	17,625	348,980	147,766
Transfers between variable and fixed accounts, net	(54,213)	(423,423)	124,386	140,014	(36,683)	(15,989)
Contract benefits and terminations	(1,139,483)	(790,748)	(113,191)	(402,607)	(5,962)	(2,788)
Contract charges and deductions	(1,140)	(1,176)	(378)	(414)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(22)	346	891	(84)	(17)	(4)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,002,827)	(634,060)	55,809	(245,466)	306,318	128,985
NET INCREASE (DECREASE) IN NET ASSETS	213,572	102,570	203,620	(237,264)	463,502	202,387
NET ASSETS
Beginning of Year	6,376,482	6,273,912	1,104,172	1,341,436	383,580	181,193
End of Year	$6,590,054	$6,376,482	$1,307,792	$1,104,172	$847,082	$383,580

	American Funds IS		American Funds IS		American Funds IS
	Growth Class 4		Growth-Income Class 1		Growth-Income Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(682,671)	$(530,305)	$953	$818	$(118,697)	$(67,140)
Realized gain (loss) on investments	4,477,772	1,498,303	16,904	4,357	3,762,180	1,029,027
Change in net unrealized appreciation (depreciation) on investments	6,294,865	10,756,120	272	14,106	(94,708)	2,883,071
Net Increase (Decrease) in Net Assets Resulting from Operations	10,089,966	11,724,118	18,129	19,281	3,548,775	3,844,958
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	11,961,068	5,645,459	28,211	-	5,187,448	2,635,128
Transfers between variable and fixed accounts, net	1,870,495	(1,662,640)	(1,453)	(2,063)	(928,314)	(216,691)
Contract benefits and terminations	(7,124,304)	(4,887,127)	(723)	(894)	(1,679,406)	(2,097,326)
Contract charges and deductions	(13,648)	(14,517)	-	-	(5,688)	(7,377)
Adjustments to net assets allocated to contracts in payout (annuitization) period	1	-	-	-	462	387
Other	7,962	(3,551)	(1)	-	809	(337)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	6,701,574	(922,376)	26,034	(2,957)	2,575,311	313,784
NET INCREASE (DECREASE) IN NET ASSETS	16,791,540	10,801,742	44,163	16,324	6,124,086	4,158,742
NET ASSETS
Beginning of Year	51,158,846	40,357,104	97,819	81,495	21,241,207	17,082,465
End of Year	$67,950,386	$51,158,846	$141,982	$97,819	$27,365,293	$21,241,207

See Notes to Financial Statements	SA-48

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	American Funds IS		American Funds IS		American Funds IS International
	International Class 1 (1)		International Class 4		Growth and Income Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$505	$109	$3,141	$(3,940)	$1,263	$424
Realized gain (loss) on investments	(2)	(3)	11,719	6,962	44	7
Change in net unrealized appreciation (depreciation) on investments	3,890	(781)	683,674	68,403	13,140	144
Net Increase (Decrease) in Net Assets Resulting from Operations	4,393	(675)	698,534	71,425	14,447	575
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	28,211	10,709	111,556	56,078	23,790	5,209
Transfers between variable and fixed accounts, net	-	-	(43,756)	(64,241)	-	-
Contract benefits and terminations	(285)	(33)	(133,168)	(444,328)	(482)	(161)
Contract charges and deductions	-	-	(833)	(863)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(3)	1	42	(158)	-	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	27,923	10,677	(66,159)	(453,512)	23,308	5,048
NET INCREASE (DECREASE) IN NET ASSETS	32,316	10,002	632,375	(382,087)	37,755	5,623
NET ASSETS
Beginning of Year or Period	10,002	-	2,802,684	3,184,771	23,585	17,962
End of Year or Period	$42,318	$10,002	$3,435,059	$2,802,684	$61,340	$23,585

	American Funds IS International		American Funds IS Managed Risk		American Funds IS
	Growth and Income Class 4		Asset Allocation Class P2		New World Fund Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$20,033	$14,930	$242,569	$98,869	$3,798	$3,012
Realized gain (loss) on investments	(13,793)	(9,402)	1,425,055	273,077	12,790	1,613
Change in net unrealized appreciation (depreciation) on investments	439,128	25,055	174,010	1,584,506	61,031	3,994
Net Increase (Decrease) in Net Assets Resulting from Operations	445,368	30,583	1,841,634	1,956,452	77,619	8,619
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	90,636	14,268	1,090,020	577,679	98,784	54,893
Transfers between variable and fixed accounts, net	205,253	148,159	(3,956,669)	4,934,917	(180)	61,718
Contract benefits and terminations	(337,370)	(372,602)	(3,275,483)	(2,916,312)	(8,570)	(4,188)
Contract charges and deductions	(68)	(61)	(121,411)	(115,962)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(100)	(82)	(2,005)	2,650	(3)	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(41,649)	(210,318)	(6,265,548)	2,482,972	90,031	112,421
NET INCREASE (DECREASE) IN NET ASSETS	403,719	(179,735)	(4,423,914)	4,439,424	167,650	121,040
NET ASSETS
Beginning of Year	1,406,949	1,586,684	19,426,777	14,987,353	265,761	144,721
End of Year	$1,810,668	$1,406,949	$15,002,863	$19,426,777	$433,411	$265,761

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-49

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	American Funds IS		American Funds IS The Bond		American Funds IS The Bond
	New World Fund Class 4		Fund of America Class 1		Fund of America Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(7,530)	$422	$8,596	$6,873	$291,459	$300,142
Realized gain (loss) on investments	170,960	69,423	(182)	(33)	(439,702)	(139,777)
Change in net unrealized appreciation (depreciation) on investments	662,959	89,642	5,050	(4,730)	699,092	(304,640)
Net Increase (Decrease) in Net Assets Resulting from Operations	826,389	159,487	13,464	2,110	550,849	(144,275)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	50,274	431,528	16,929	58,732	760,296	428,649
Transfers between variable and fixed accounts, net	(35,039)	(66,365)	5,186	14,516	(3,051,197)	3,884,064
Contract benefits and terminations	(326,100)	(445,810)	(2,069)	(1,478)	(1,072,000)	(1,060,933)
Contract charges and deductions	(840)	(802)	-	-	(1,271)	(1,747)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(53)	(78)	3	(2)	416	(1,240)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(311,758)	(81,527)	20,049	71,768	(3,363,756)	3,248,793
NET INCREASE (DECREASE) IN NET ASSETS	514,631	77,960	33,513	73,878	(2,812,907)	3,104,518
NET ASSETS
Beginning of Year	3,220,933	3,142,973	186,429	112,551	10,056,718	6,952,200
End of Year	$3,735,564	$3,220,933	$219,942	$186,429	$7,243,811	$10,056,718

	American Funds IS U.S. Government		American Funds IS U.S. Government		American Funds IS Washington
	Securities Class 1		Securities Class 4		Mutual Investors Class 1 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$3,363	$1,913	$60,699	$55,759	$1,829	$1,535
Realized gain (loss) on investments	(19)	(10)	(117,866)	(79,905)	10,761	2,631
Change in net unrealized appreciation (depreciation) on investments	2,094	(2,040)	191,633	1,684	13,881	10,619
Net Increase (Decrease) in Net Assets Resulting from Operations	5,438	(137)	134,466	(22,462)	26,471	14,785
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	16,929	27,863	345,831	117,756	25,725	136,697
Transfers between variable and fixed accounts, net	830	4,273	(45,426)	(37,265)	427	(26,723)
Contract benefits and terminations	(611)	(231)	(400,615)	(385,806)	(2,188)	(2,412)
Contract charges and deductions	-	-	(203)	(330)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(1)	1	(13)	29	(186)	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	17,147	31,906	(100,426)	(305,616)	23,778	107,560
NET INCREASE (DECREASE) IN NET ASSETS	22,585	31,769	34,040	(328,078)	50,249	122,345
NET ASSETS
Beginning of Year or Period	62,600	30,831	2,032,704	2,360,782	122,345	-
End of Year or Period	$85,185	$62,600	$2,066,744	$2,032,704	$172,594	$122,345

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-50

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	American Funds IS Washington		BlackRock 60/40 Target		BlackRock Capital Appreciation
	Mutual Investors Class 4		Allocation ETF V.I. Class I		V.I. Class III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$11,494	$27,907	$345,740	$302,218	$(5,629)	$(5,550)
Realized gain (loss) on investments	1,016,676	216,249	999,645	1,550,560	78,215	281,061
Change in net unrealized appreciation (depreciation) on investments	1,113,848	1,797,800	2,366,585	395,922	(994)	(96,261)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,142,018	2,041,956	3,711,970	2,248,700	71,592	179,250
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,578,256	889,515	4,480,057	3,477,189	37	36
Transfers between variable and fixed accounts, net	677,999	831,863	(687,920)	598,591	(19,391)	(65,397)
Contract benefits and terminations	(1,999,054)	(2,005,101)	(4,081,193)	(1,830,280)	(55,607)	(25,580)
Contract charges and deductions	(1,127)	(1,207)	(8,811)	(7,977)	(3,291)	(3,807)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	7,026	(46)	(1,955)	100	(2)	(3)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	263,100	(284,976)	(299,822)	2,237,623	(78,254)	(94,751)
NET INCREASE (DECREASE) IN NET ASSETS	2,405,118	1,756,980	3,412,148	4,486,323	(6,662)	84,499
NET ASSETS
Beginning of Year	13,643,535	11,886,555	26,703,040	22,216,717	701,120	616,621
End of Year	$16,048,653	$13,643,535	$30,115,188	$26,703,040	$694,458	$701,120

	BlackRock Global Allocation	BlackRock Global Allocation		BlackRock High Yield
	V.I. Class I (1)	V.I. Class III		V.I. Class I (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,389	$2,651,194	$84,432	$2,907	$635
Realized gain (loss) on investments	2,944	9,578,550	7,696,794	168	(1)
Change in net unrealized appreciation (depreciation) on investments	(3,881)	2,180,787	(1,215,805)	979	(127)
Net Increase (Decrease) in Net Assets Resulting from Operations	452	14,410,531	6,565,421	4,054	507
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	42,443	3,776,162	1,861,341	48,747	27,283
Transfers between variable and fixed accounts, net	-	5,929,960	(208,946)	246	-
Contract benefits and terminations	-	(13,713,263)	(12,857,810)	(888)	(240)
Contract charges and deductions	-	(707,158)	(750,625)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	(52,602)	(4,572)	-	-
Other	(2)	(69)	1,667	(2)	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	42,441	(4,766,970)	(11,958,945)	48,103	27,043
NET INCREASE (DECREASE) IN NET ASSETS	42,893	9,643,561	(5,393,524)	52,157	27,550
NET ASSETS
Beginning of Year or Period	-	85,659,254	91,052,778	27,550	-
End of Year or Period	$42,893	$95,302,815	$85,659,254	$79,707	$27,550

(1) Operations commenced or resumed during 2025 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-51

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	BlackRock S&P 500 Index		BlackRock Small Cap Index		BlackRock Total Return
	V.I. Class I		V.I. Class I		V.I. Class I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,357	$531	$1,490	$3,680	$2,327	$1,624
Realized gain (loss) on investments	10,580	4,121	9,437	14,135	54	(4)
Change in net unrealized appreciation (depreciation) on investments	12,670	11,768	24,537	6,450	1,921	660
Net Increase (Decrease) in Net Assets Resulting from Operations	24,607	16,420	35,464	24,265	4,302	2,280
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	91,701	-	6,309	32,910	-	56,049
Transfers between variable and fixed accounts, net	405	(2,908)	4,440	(268)	-	-
Contract benefits and terminations	(1,040)	(409)	(2,135)	(2,062)	(1,005)	-
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(3)	(1)	(1)	1	(39)	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	91,063	(3,318)	8,613	30,581	(1,044)	56,047
NET INCREASE (DECREASE) IN NET ASSETS	115,670	13,102	44,077	54,846	3,258	58,327
NET ASSETS
Beginning of Year or Period	81,436	68,334	272,752	217,906	58,327	-
End of Year or Period	$197,106	$81,436	$316,829	$272,752	$61,585	$58,327

	DFA VA Equity Allocation		DFA VA Global Bond		DFA VA Global Moderate
	Institutional Class (1)		Institutional Class		Allocation Institutional Class (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$292	$312	$1,426	$1,351	$1,745
Realized gain (loss) on investments	294	202	(20)	47	785
Change in net unrealized appreciation (depreciation) on investments	2,753	(1,076)	(174)	425	6,154
Net Increase (Decrease) in Net Assets Resulting from Operations	3,339	(562)	1,232	1,823	8,684
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	-	3,074	76,050
Transfers between variable and fixed accounts, net	-	18,288	6,449	(10,718)	-
Contract benefits and terminations	(1,339)	(51)	(603)	(504)	(424)
Contract charges and deductions	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-
Other	1	(1)	-	-	(1)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,338)	18,236	5,846	(8,148)	75,625
NET INCREASE (DECREASE) IN NET ASSETS	2,001	17,674	7,078	(6,325)	84,309
NET ASSETS
Beginning of Year or Period	17,674	-	31,652	37,977	-
End of Year or Period	$19,675	$17,674	$38,730	$31,652	$84,309

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2025 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-52

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	DFA VA International Small		DFA VA International Value		DFA VA Short-Term Fixed
	Institutional Class (1)		Institutional Class		Institutional Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,661		$13,244	$7,873	$12,958	$5,879
Realized gain (loss) on investments	2,137		11,256	4,444	373	549
Change in net unrealized appreciation (depreciation) on investments	1,369		94,844	(10,278)	(5,778)	344
Net Increase (Decrease) in Net Assets Resulting from Operations	5,167		119,344	2,039	7,553	6,772
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	28,211		16,625	47,079	412,426	39,570
Transfers between variable and fixed accounts, net	24,333		41,301	130,073	2,283	(22,854)
Contract benefits and terminations	(93)		(4,737)	(1,104)	(3,198)	(3,801)
Contract charges and deductions	-		-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-		-	-	-	-
Other	(2)		(6)	(2)	(7)	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	52,449		53,183	176,046	411,504	12,915
NET INCREASE (DECREASE) IN NET ASSETS	57,616		172,527	178,085	419,057	19,687
NET ASSETS
Beginning of Year or Period	-		213,727	35,642	134,849	115,162
End of Year or Period	$57,616		$386,254	$213,727	$553,906	$134,849

	DFA VA US Large Value		DFA VA US Targeted Value		Fidelity VIP Consumer Discretionary
	Institutional Class		Institutional Class (2)		Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$15,725	$7,828	$1,828	$51	$(266)	$(250)
Realized gain (loss) on investments	57,211	49,409	9,971	256	8,043	395
Change in net unrealized appreciation (depreciation) on investments	34,263	(14,810)	(1,341)	(458)	(2,595)	13,915
Net Increase (Decrease) in Net Assets Resulting from Operations	107,199	42,427	10,458	(151)	5,182	14,060
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	404,956	102,099	-	3,972	-	878
Transfers between variable and fixed accounts, net	92,423	20,522	115,162	-	(480)	1,129
Contract benefits and terminations	(12,840)	(4,050)	(677)	(5)	(1,156)	(717)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(13)	(2)	(3)	-	(1)	1
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	484,526	118,569	114,482	3,967	(1,637)	1,291
NET INCREASE (DECREASE) IN NET ASSETS	591,725	160,996	124,940	3,816	3,545	15,351
NET ASSETS
Beginning of Year or Period	473,102	312,106	3,816	-	71,868	56,517
End of Year or Period	$1,064,827	$473,102	$128,756	$3,816	$75,413	$71,868

(1) Operations commenced or resumed during 2025 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-53

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Fidelity VIP Contrafund		Fidelity VIP Contrafund		Fidelity VIP Emerging Markets
	Initial Class		Service Class 2		Initial Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(2,198)	$(1,068)	$(817,612)	$(637,382)	$641	$199
Realized gain (loss) on investments	129,629	58,718	11,008,662	7,174,813	1,051	49
Change in net unrealized appreciation (depreciation) on investments	1,669	26,198	1,947,367	7,047,824	13,416	(9)
Net Increase (Decrease) in Net Assets Resulting from Operations	129,100	83,848	12,138,417	13,585,255	15,108	239
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	273,390	138,270	10,978,861	6,516,019	-	6,742
Transfers between variable and fixed accounts, net	(785)	272,489	2,396,886	2,907,230	18,984	10,302
Contract benefits and terminations	(10,624)	(5,265)	(9,100,785)	(6,858,235)	(1,095)	(91)
Contract charges and deductions	-	-	(3,223)	(3,619)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(245)	(10)	10,900	2,888	(1)	1
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	261,736	405,484	4,282,639	2,564,283	17,888	16,954
NET INCREASE (DECREASE) IN NET ASSETS	390,836	489,332	16,421,056	16,149,538	32,996	17,193
NET ASSETS
Beginning of Year or Period	540,210	50,878	58,787,001	42,637,463	17,193	-
End of Year or Period	$931,046	$540,210	$75,208,057	$58,787,001	$50,189	$17,193

	Fidelity VIP Energy		Fidelity VIP Extended Market Index		Fidelity VIP FundsManager 60%
	Initial Class (1)		Initial Class (1)		Investor Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,275	$2,263	$1,178	$123	$184,992	$137,908
Realized gain (loss) on investments	(36)	34	(126)	81	53,522	1,147
Change in net unrealized appreciation (depreciation) on investments	10,893	(3,000)	7,422	1,804	1,586,273	593,536
Net Increase (Decrease) in Net Assets Resulting from Operations	13,132	(703)	8,474	2,008	1,824,787	732,591
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	138,267	16,180	1,407,589	4,532,330
Transfers between variable and fixed accounts, net	1,484	132,451	1,732	(95)	-	-
Contract benefits and terminations	(862)	(597)	(2,313)	(150)	(36,759)	(24,113)
Contract charges and deductions	-	-	-	-	(116,186)	(77,178)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	-	(2)	(6)	1	(592)	(3,308)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	622	131,852	137,680	15,936	1,254,052	4,427,731
NET INCREASE (DECREASE) IN NET ASSETS	13,754	131,149	146,154	17,944	3,078,839	5,160,322
NET ASSETS
Beginning of Year or Period	131,149	-	17,944	-	11,971,967	6,811,645
End of Year or Period	$144,903	$131,149	$164,098	$17,944	$15,050,806	$11,971,967

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-54

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Fidelity VIP FundsManager 60%		Fidelity VIP Government		Fidelity VIP Government
	Service Class 2		Money Market Initial Class		Money Market Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$376,901	$287,730	$18,576	$39,406	$879,704	$1,231,085
Realized gain (loss) on investments	336,485	(17,926)	-	-	2	-
Change in net unrealized appreciation (depreciation) on investments	5,211,892	2,919,613	-	-	-	(19)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,925,278	3,189,417	18,576	39,406	879,706	1,231,066
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	4,614,581	3,812,126	491,412	2,476,322	3,834,041	4,247,947
Transfers between variable and fixed accounts, net	209,432	(1,371,365)	(495,134)	(2,446,834)	25,815,680	13,839,866
Contract benefits and terminations	(5,949,077)	(4,384,615)	(4,277)	(5,024)	(18,543,558)	(18,797,892)
Contract charges and deductions	(413,385)	(389,778)	-	-	(10,733)	(16,147)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	67	(5,154)
Other	(1,996)	4,573	-	12	(284)	38
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,540,445)	(2,329,059)	(7,999)	24,476	11,095,213	(731,342)
NET INCREASE (DECREASE) IN NET ASSETS	4,384,833	860,358	10,577	63,882	11,974,919	499,724
NET ASSETS
Beginning of Year	42,878,154	42,017,796	907,500	843,618	33,559,982	33,060,258
End of Year	$47,262,987	$42,878,154	$918,077	$907,500	$45,534,901	$33,559,982

	Fidelity VIP Growth	Fidelity VIP		Fidelity VIP Investment
	Opportunities Initial Class (1)	Index 500 Initial Class		Grade Bond Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(71)	$1,778	$1,917	$31,276	$22,689
Realized gain (loss) on investments	205	2,143	180	(720)	(260)
Change in net unrealized appreciation (depreciation) on investments	666	38,077	22,050	24,039	(16,551)
Net Increase (Decrease) in Net Assets Resulting from Operations	800	41,998	24,147	54,595	5,878
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	55,686	-	53,707	221,439	-
Transfers between variable and fixed accounts, net	-	(2,558)	123,824	748	549,258
Contract benefits and terminations	(81)	(9,027)	(2,676)	(21,572)	(7,581)
Contract charges and deductions	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-
Other	-	(60)	(22)	(3)	(9)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	55,605	(11,645)	174,833	200,612	541,668
NET INCREASE (DECREASE) IN NET ASSETS	56,405	30,353	198,980	255,207	547,546
NET ASSETS
Beginning of Year or Period	-	249,290	50,310	790,350	242,804
End of Year or Period	$56,405	$279,643	$249,290	$1,045,557	$790,350

(1) Operations commenced or resumed during 2025 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-55

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Fidelity VIP Strategic Income		Fidelity VIP Value		First Trust Dorsey Wright
	Service Class 2		Strategies Initial Class (1)		Tactical Core Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$211,147	$175,356	$552	$250	$(8,837)	$(8,089)
Realized gain (loss) on investments	(18,488)	(21,849)	1,923	3,301	67,130	16,594
Change in net unrealized appreciation (depreciation) on investments	386,206	165,209	3,068	(4,955)	116,742	220,773
Net Increase (Decrease) in Net Assets Resulting from Operations	578,865	318,716	5,543	(1,404)	175,035	229,278
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	907,840	729,030	54,371	-	59,011	103,827
Transfers between variable and fixed accounts, net	932,996	776,482	-	27,433	72,877	34,667
Contract benefits and terminations	(909,520)	(865,721)	(3,714)	(75)	(443,654)	(200,878)
Contract charges and deductions	(855)	(763)	-	-	(92)	(114)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	118	(168)	(2)	-	270	(3)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	930,579	638,860	50,655	27,358	(311,588)	(62,501)
NET INCREASE (DECREASE) IN NET ASSETS	1,509,444	957,576	56,198	25,954	(136,553)	166,777
NET ASSETS
Beginning of Year or Period	7,725,822	6,768,246	25,954	-	2,252,675	2,085,898
End of Year or Period	$9,235,266	$7,725,822	$82,152	$25,954	$2,116,122	$2,252,675

	First Trust/Dow Jones		Franklin		Franklin
	Dividend & Income Allocation Class I		Allocation VIP Class 2		Allocation VIP Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$457,398	$488,465	$1,424	$1,362	$50,139	$64,508
Realized gain (loss) on investments	2,647,572	1,081,710	5,785	(5,550)	528,264	34,026
Change in net unrealized appreciation (depreciation) on investments	(1,498,668)	580,231	8,626	15,327	757,387	801,025
Net Increase (Decrease) in Net Assets Resulting from Operations	1,606,302	2,150,406	15,835	11,139	1,335,790	899,559
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,250,275	1,452,418	94	98	2,047,724	1,036,360
Transfers between variable and fixed accounts, net	941,711	(2,817,747)	2,155	2,806	(163,466)	(267,806)
Contract benefits and terminations	(8,081,482)	(5,836,041)	(1,449)	(53,588)	(2,005,101)	(1,832,103)
Contract charges and deductions	(358,377)	(404,746)	(671)	(746)	(119,659)	(106,492)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(5,068)	4,326	(1)	3	(1,221)	335
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(5,252,941)	(7,601,790)	128	(51,427)	(241,723)	(1,169,706)
NET INCREASE (DECREASE) IN NET ASSETS	(3,646,639)	(5,451,384)	15,963	(40,288)	1,094,067	(270,147)
NET ASSETS
Beginning of Year	44,044,272	49,495,656	137,356	177,644	12,571,307	12,841,454
End of Year	$40,397,633	$44,044,272	$153,319	$137,356	$13,665,374	$12,571,307

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-56

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Franklin Income		Franklin Mutual Global		Franklin Rising
	VIP Class 2		Discovery VIP Class 2		Dividends VIP Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$500,276	$516,703	$22,654	$18,583	$1,102	$703
Realized gain (loss) on investments	151,811	45,832	426,991	366,464	21,475	6,992
Change in net unrealized appreciation (depreciation) on investments	771,964	178,806	251,263	(227,584)	2,810	8,640
Net Increase (Decrease) in Net Assets Resulting from Operations	1,424,051	741,341	700,908	157,463	25,387	16,335
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	124,737	271,106	23,051	59,145	-	45,737
Transfers between variable and fixed accounts, net	682,409	1,300,675	(250,061)	(73,297)	944	147,040
Contract benefits and terminations	(1,306,593)	(923,588)	(454,272)	(470,587)	(2,193)	(3,362)
Contract charges and deductions	(475)	(619)	(14,765)	(12,339)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	220	10	-	-
Other	(519)	(102)	38	803	-	(4)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(500,441)	647,472	(695,789)	(496,265)	(1,249)	189,411
NET INCREASE (DECREASE) IN NET ASSETS	923,610	1,388,813	5,119	(338,802)	24,138	205,746
NET ASSETS
Beginning of Year	13,091,897	11,703,084	3,645,601	3,984,403	221,850	16,104
End of Year	$14,015,507	$13,091,897	$3,650,720	$3,645,601	$245,988	$221,850

	Franklin Rising		Franklin		Franklin
	Dividends VIP Class 2		Small Cap Value VIP Class 1 (1)		Small-Mid Cap Growth VIP Class 1 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(46,375)	$(20,917)	$1,341	$542	$(168)	$(62)
Realized gain (loss) on investments	1,302,664	765,535	14,878	2,692	1,289	3
Change in net unrealized appreciation (depreciation) on investments	(55,230)	420,118	(2,256)	14,598	(304)	1,425
Net Increase (Decrease) in Net Assets Resulting from Operations	1,201,059	1,164,736	13,963	17,832	817	1,366
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	352,736	738,918	-	1,986	8,465	19,221
Transfers between variable and fixed accounts, net	396,487	(115,888)	-	173,038	-	-
Contract benefits and terminations	(1,921,660)	(2,077,296)	(1,218)	(822)	(379)	-
Contract charges and deductions	(1,285)	(1,601)	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(576)	219	(1)	(3)	(10)	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,174,298)	(1,455,648)	(1,219)	174,199	8,076	19,221
NET INCREASE (DECREASE) IN NET ASSETS	26,761	(290,912)	12,744	192,031	8,893	20,587
NET ASSETS
Beginning of Year or Period	12,186,721	12,477,633	192,031	-	20,587	-
End of Year or Period	$12,213,482	$12,186,721	$204,775	$192,031	$29,480	$20,587

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-57

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Templeton		Goldman Sachs VIT Large Cap		Invesco V.I.
	Global Bond VIP Class 2		Value Institutional Shares (1)		International Growth Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(38,274)	$(41,478)	$169	$346	$(10,571)	$(6,553)
Realized gain (loss) on investments	(59,936)	(104,025)	3,322	3,128	108,300	57,696
Change in net unrealized appreciation (depreciation) on investments	496,326	(271,765)	(849)	(4,582)	23,083	(72,674)
Net Increase (Decrease) in Net Assets Resulting from Operations	398,116	(417,268)	2,642	(1,108)	120,812	(21,531)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	57,633	153,406	-	-	454,301	36,500
Transfers between variable and fixed accounts, net	83,560	121,871	-	27,433	74,749	4,755
Contract benefits and terminations	(364,678)	(514,324)	(1,878)	(76)	(93,868)	(37,064)
Contract charges and deductions	(1,915)	(3,357)	-	-	(27)	(17)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(43)	56	1	(1)	1,370	(52)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(225,443)	(242,348)	(1,877)	27,356	436,525	4,122
NET INCREASE (DECREASE) IN NET ASSETS	172,673	(659,616)	765	26,248	557,337	(17,409)
NET ASSETS
Beginning of Year or Period	2,908,195	3,567,811	26,248	-	793,431	810,840
End of Year or Period	$3,080,868	$2,908,195	$27,013	$26,248	$1,350,768	$793,431

	Invesco V.I. American		Invesco V.I. Balanced-Risk		Invesco V.I. Discovery
	Value Series I (1)		Allocation Series II		Mid Cap Growth Series I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(175)	$1,059	$1,445,444	$937,445	$(306)	$(16)
Realized gain (loss) on investments	39,537	4,641	(1,059,358)	(174,532)	6,173	-
Change in net unrealized appreciation (depreciation) on investments	8,949	34,147	1,068,494	(366,106)	(6,763)	710
Net Increase (Decrease) in Net Assets Resulting from Operations	48,311	39,847	1,454,580	396,807	(896)	694
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	2,237,986	638,140	-	10,709
Transfers between variable and fixed accounts, net	-	200,471	208,305	2,601,405	67,093	-
Contract benefits and terminations	(3,314)	(978)	(2,907,348)	(1,909,918)	(672)	(36)
Contract charges and deductions	-	-	(206,857)	(185,809)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(3)	(5)	430	1,738	-	(1)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(3,317)	199,488	(667,484)	1,145,556	66,421	10,672
NET INCREASE (DECREASE) IN NET ASSETS	44,994	239,335	787,096	1,542,363	65,525	11,366
NET ASSETS
Beginning of Year or Period	239,335	-	19,333,911	17,791,548	11,366	-
End of Year or Period	$284,329	$239,335	$20,121,007	$19,333,911	$76,891	$11,366

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-58

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Invesco V.I. Equity and		Invesco V.I. Global		Invesco V.I.
	Income Series II		Real Estate Series II		Global Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$24,652	$14,495	$8,558	$16,747	$(26,211)	$(28,945)
Realized gain (loss) on investments	143,314	106,458	(10,793)	(31,928)	416,037	186,903
Change in net unrealized appreciation (depreciation) on investments	155,157	126,203	71,311	(35,442)	(123,236)	157,167
Net Increase (Decrease) in Net Assets Resulting from Operations	323,123	247,156	69,076	(50,623)	266,590	315,125
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	444,378	431,075	43,005	18,979	102,417	161,541
Transfers between variable and fixed accounts, net	49,802	159,089	(116,020)	(37,525)	(144,109)	297,603
Contract benefits and terminations	(386,368)	(196,166)	(82,605)	(178,561)	(328,856)	(510,257)
Contract charges and deductions	(440)	(759)	(87)	(92)	(87)	(91)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	(4)
Other	10	(558)	5	(62)	(107)	(3,429)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	107,382	392,681	(155,702)	(197,261)	(370,742)	(54,637)
NET INCREASE (DECREASE) IN NET ASSETS	430,505	639,837	(86,626)	(247,884)	(104,152)	260,488
NET ASSETS
Beginning of Year	2,912,571	2,272,734	1,123,711	1,371,595	2,176,236	1,915,748
End of Year	$3,343,076	$2,912,571	$1,037,085	$1,123,711	$2,072,084	$2,176,236

	Invesco V.I. Main Street		Invesco V.I.		Janus Henderson
	Small Cap Fund Series I (1)		Technology Series I		Balanced Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$45	$(26)	$(2,404)	$(1,557)	$2,541,308	$2,525,577
Realized gain (loss) on investments	4,290	569	53,198	16,255	20,457,825	7,987,613
Change in net unrealized appreciation (depreciation) on investments	162	(221)	33,486	79,518	43,291,441	53,116,157
Net Increase (Decrease) in Net Assets Resulting from Operations	4,497	322	84,280	94,216	66,290,574	63,629,347
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	37,214	16,075	8,465	25,623	60,340,667	41,476,192
Transfers between variable and fixed accounts, net	406	-	(3,043)	280,769	3,321,378	(9,414,120)
Contract benefits and terminations	(751)	(202)	(3,067)	(1,920)	(76,654,347)	(52,691,728)
Contract charges and deductions	-	-	-	-	(4,271,644)	(4,024,481)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	(3,391)	(1,513)
Other	(2)	-	-	(7)	(1,311)	11,905
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	36,867	15,873	2,355	304,465	(17,268,648)	(24,643,745)
NET INCREASE (DECREASE) IN NET ASSETS	41,364	16,195	86,635	398,681	49,021,926	38,985,602
NET ASSETS
Beginning of Year or Period	16,195	-	416,089	17,408	509,979,220	470,993,618
End of Year or Period	$57,559	$16,195	$502,724	$416,089	$559,001,146	$509,979,220

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-59

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Janus Henderson		Janus Henderson		LVIP American Century
	Enterprise Institutional Shares (1)		Flexible Bond Service Shares		Inflation Protection Standard Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(5)	$2	$73,042	$69,887	$3,768	$1,454
Realized gain (loss) on investments	144	-	(27,531)	(69,575)	27	(704)
Change in net unrealized appreciation (depreciation) on investments	(3)	(25)	87,597	1,659	(1,010)	(1,514)
Net Increase (Decrease) in Net Assets Resulting from Operations	136	(23)	133,108	1,971	2,785	(764)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	1,986	24,476	118,714	8,465	5,209
Transfers between variable and fixed accounts, net	-	-	62,800	(150,269)	-	(16,675)
Contract benefits and terminations	(93)	(2)	(252,612)	(278,822)	(2,803)	(222)
Contract charges and deductions	-	-	(170)	(222)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	-	(1)	(3)	(46)	-	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(93)	1,983	(165,509)	(310,645)	5,662	(11,688)
NET INCREASE (DECREASE) IN NET ASSETS	43	1,960	(32,401)	(308,674)	8,447	(12,452)
NET ASSETS
Beginning of Year or Period	1,960	-	2,325,850	2,634,524	42,703	55,155
End of Year or Period	$2,003	$1,960	$2,293,449	$2,325,850	$51,150	$42,703

	LVIP American Century		LVIP American Century		LVIP JPMorgan
	Mid Cap Value Standard Class II (1)		Mid Cap Value Service Class		Core Bond Standard Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$386	$167	$16,423	$62,155	$4,040	$765
Realized gain (loss) on investments	2,078	161	450,977	263,155	4	(2)
Change in net unrealized appreciation (depreciation) on investments	(950)	(76)	(87,702)	44,155	3,534	(778)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,514	252	379,698	369,465	7,578	(15)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	15,325	8,573	44,974	365,687	108,742	-
Transfers between variable and fixed accounts, net	635	-	(127,774)	65,737	-	18,288
Contract benefits and terminations	(228)	(36)	(617,764)	(560,402)	(5,413)	(53)
Contract charges and deductions	-	-	(429)	(466)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	-	-	(48)	(23)	(2)	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	15,732	8,537	(701,041)	(129,467)	103,327	18,235
NET INCREASE (DECREASE) IN NET ASSETS	17,246	8,789	(321,343)	239,998	110,905	18,220
NET ASSETS
Beginning of Year or Period	8,789	-	5,459,529	5,219,531	18,220	-
End of Year or Period	$26,035	$8,789	$5,138,186	$5,459,529	$129,125	$18,220

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-60

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	LVIP JPMorgan		Western Asset Core		Lord Abbett
	Mid Cap Value Standard Class (1)		Plus VIT Class I (2)		Bond Debenture Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$269		$1,317	$2,538	$268,748	$251,068
Realized gain (loss) on investments	3,911		(125)	(20)	(48,142)	(50,020)
Change in net unrealized appreciation (depreciation) on investments	(3,601)		1,047	(3,331)	172,626	90,253
Net Increase (Decrease) in Net Assets Resulting from Operations	579		2,239	(813)	393,232	291,301
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	39,046		-	32,590	339,278	561,768
Transfers between variable and fixed accounts, net	-		-	-	160,258	563,621
Contract benefits and terminations	(1,807)		(1,418)	(369)	(748,883)	(767,383)
Contract charges and deductions	-		-	-	(1,537)	(1,584)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-		-	-	-	-
Other	(2)		(1)	-	(333)	(125)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	37,237		(1,419)	32,221	(251,217)	356,297
NET INCREASE (DECREASE) IN NET ASSETS	37,816		820	31,408	142,015	647,598
NET ASSETS
Beginning of Year or Period	-		31,408	-	5,639,474	4,991,876
End of Year or Period	$37,816		$32,228	$31,408	$5,781,489	$5,639,474

	Lord Abbett		MFS International		MFS Massachusetts Investors
	Total Return Class VC		Growth - Initial Class (2)		Growth Stock - Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$202,019	$199,411	$422	$(18)	$(4,893)	$(4,366)
Realized gain (loss) on investments	(82,010)	(60,364)	4,436	(3)	98,009	72,897
Change in net unrealized appreciation (depreciation) on investments	198,208	(53,148)	6,944	(839)	(37,864)	22,744
Net Increase (Decrease) in Net Assets Resulting from Operations	318,217	85,899	11,802	(860)	55,252	91,275
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	54,995	200,849	48,937	-	-	-
Transfers between variable and fixed accounts, net	285,340	453,977	-	26,895	(1,906)	(39,079)
Contract benefits and terminations	(476,582)	(519,560)	(2,446)	(75)	(27,010)	(56,464)
Contract charges and deductions	(12,242)	(13,839)	-	-	(2,446)	(2,676)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(61)	23	-	-	(419)	11
Other	(72)	(53)	(5)	1	(9)	(9)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(148,622)	121,397	46,486	26,821	(31,790)	(98,217)
NET INCREASE (DECREASE) IN NET ASSETS	169,595	207,296	58,288	25,961	23,462	(6,942)
NET ASSETS
Beginning of Year or Period	5,390,991	5,183,695	25,961	-	620,913	627,855
End of Year or Period	$5,560,586	$5,390,991	$84,249	$25,961	$644,375	$620,913

(1) Operations commenced or resumed during 2025 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-61

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	MFS Total Return Series -		MFS Utilities Series -		MFS Utilities Series -
	Service Class		Initial Class		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$573,611	$441,026	$2,725	$1,278	$76,770	$38,993
Realized gain (loss) on investments	3,164,614	2,072,087	1,511	1,880	137,217	173,073
Change in net unrealized appreciation (depreciation) on investments	217,471	(130,319)	10,594	1,140	415,562	236,185
Net Increase (Decrease) in Net Assets Resulting from Operations	3,955,696	2,382,794	14,830	4,298	629,549	448,251
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,063,434	2,009,121	8,465	13,932	481,730	151,121
Transfers between variable and fixed accounts, net	2,526,977	1,217,664	-	53,544	86,563	69,769
Contract benefits and terminations	(5,411,184)	(3,341,389)	(917)	(589)	(980,037)	(656,514)
Contract charges and deductions	(308,523)	(301,775)	-	-	(320)	(476)
Adjustments to net assets allocated to contracts in payout (annuitization) period	218	(1,238)	-	-	-	-
Other	(7,763)	923	(1)	(2)	2,002	(289)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(136,841)	(416,694)	7,547	66,885	(410,062)	(436,389)
NET INCREASE (DECREASE) IN NET ASSETS	3,818,855	1,966,100	22,377	71,183	219,487	11,862
NET ASSETS
Beginning of Year	41,582,844	39,616,744	94,749	23,566	4,677,366	4,665,504
End of Year	$45,401,699	$41,582,844	$117,126	$94,749	$4,896,853	$4,677,366

	MFS Value Series -	MFS Value Series -		Nomura VIP
	Initial Class (1)	Service Class		Asset Strategy Series Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$798	$4,154	$4,720	$3,717	$17,807
Realized gain (loss) on investments	4,794	72,985	91,885	251,892	261,644
Change in net unrealized appreciation (depreciation) on investments	853	10,386	(10,844)	251,970	100,279
Net Increase (Decrease) in Net Assets Resulting from Operations	6,445	87,525	85,761	507,579	379,730
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	61,171	36	25,037	693,684	77,631
Transfers between variable and fixed accounts, net	-	16,315	(32,701)	249,867	(492,452)
Contract benefits and terminations	(518)	(103,392)	(92,343)	(430,512)	(203,718)
Contract charges and deductions	-	(3,913)	(5,456)	(40,070)	(32,382)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	251	5	-	-
Other	(2)	2	1	(18)	522
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	60,651	(90,701)	(105,457)	472,951	(650,399)
NET INCREASE (DECREASE) IN NET ASSETS	67,096	(3,176)	(19,696)	980,530	(270,669)
NET ASSETS
Beginning of Year or Period	-	808,825	828,521	3,106,829	3,377,498
End of Year or Period	$67,096	$805,649	$808,825	$4,087,359	$3,106,829

(1) Operations commenced or resumed during 2025 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-62

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Nomura VIP		TOPS		TOPS
	Energy Series Service Class		Conservative ETF Class 1 (1)		Moderate Growth ETF Class 1 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(9,049)	$65,362	$1,199	$-	$1,539	$1,525
Realized gain (loss) on investments	25,334	6,261	402	-	1,673	1,219
Change in net unrealized appreciation (depreciation) on investments	439,745	(357,100)	3,144	-	10,448	1,105
Net Increase (Decrease) in Net Assets Resulting from Operations	456,030	(285,477)	4,745	-	13,660	3,849
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	273,835	143,987	33,859	20,836	-	87,364
Transfers between variable and fixed accounts, net	247,684	468,623	-	-	-	-
Contract benefits and terminations	(564,559)	(345,923)	(507)	-	-	-
Contract charges and deductions	(129)	(167)	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(1,756)	13	(3)	-	1	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(44,925)	266,533	33,349	20,836	1	87,362
NET INCREASE (DECREASE) IN NET ASSETS	411,105	(18,944)	38,094	20,836	13,661	91,211
NET ASSETS
Beginning of Year or Period	3,864,184	3,883,128	20,836	-	91,211	-
End of Year or Period	$4,275,289	$3,864,184	$58,930	$20,836	$104,872	$91,211

	PIMCO CommodityRealReturn		PIMCO Emerging Markets		PIMCO Income -
	Strategy - Advisor Class		Bond - Institutional Class		Advisor Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$16,266	$12,131	$724	$620	$170,720	$162,312
Realized gain (loss) on investments	(54,319)	(144,866)	(1)	(2)	(11,315)	(9,611)
Change in net unrealized appreciation (depreciation) on investments	209,243	198,830	789	87	206,475	(14,178)
Net Increase (Decrease) in Net Assets Resulting from Operations	171,190	66,095	1,512	705	365,880	138,523
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	132,477	110,055	-	-	96,665	1,011,650
Transfers between variable and fixed accounts, net	(109,641)	(712,070)	-	-	551,829	697,413
Contract benefits and terminations	(119,540)	(160,530)	(128)	(117)	(439,201)	(415,918)
Contract charges and deductions	(35)	(43)	-	-	(126)	(66)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	59	(45)	(1)	(2)	2,352	(19)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(96,680)	(762,633)	(129)	(119)	211,519	1,293,060
NET INCREASE (DECREASE) IN NET ASSETS	74,510	(696,538)	1,383	586	577,399	1,431,583
NET ASSETS
Beginning of Year	988,407	1,684,945	10,358	9,772	4,024,878	2,593,295
End of Year	$1,062,917	$988,407	$11,741	$10,358	$4,602,277	$4,024,878

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-63

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	PIMCO Low Duration -		PIMCO Total Return -		Schwab
	Institutional Class (1)		Institutional Class		S&P 500 Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$652	$234	$10,849	$5,992	$3,644	$1,606
Realized gain (loss) on investments	(1)	(1)	(93)	(33)	(166)	573
Change in net unrealized appreciation (depreciation) on investments	258	(72)	12,342	(2,880)	123,955	56,554
Net Increase (Decrease) in Net Assets Resulting from Operations	909	161	23,098	3,079	127,433	58,733
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	17,446	111,882	77,618	1,435,888	288,821
Transfers between variable and fixed accounts, net	-	-	3,859	14,015	134,984	(10,123)
Contract benefits and terminations	(178)	(64)	(3,508)	(1,741)	(7,554)	(2,741)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	2	(1)	(4)	-	(27)	(8)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(176)	17,381	112,229	89,892	1,563,291	275,949
NET INCREASE (DECREASE) IN NET ASSETS	733	17,542	135,327	92,971	1,690,724	334,682
NET ASSETS
Beginning of Year or Period	17,542	-	207,467	114,496	488,734	154,052
End of Year or Period	$18,275	$17,542	$342,794	$207,467	$2,179,458	$488,734

			Schwab VIT
	Schwab VIT Balanced		Balanced with Growth		Schwab VIT Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$81,807	$67,138	$130,791	$113,268	$57,332	$56,454
Realized gain (loss) on investments	193,718	88,587	304,990	134,220	276,237	172,256
Change in net unrealized appreciation (depreciation) on investments	234,364	165,329	694,403	431,984	389,279	195,244
Net Increase (Decrease) in Net Assets Resulting from Operations	509,889	321,054	1,130,184	679,472	722,848	423,954
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	83,661	412,050	-	196,235
Transfers between variable and fixed accounts, net	(423,140)	162,347	(1,201)	(130,298)	424,342	(32,049)
Contract benefits and terminations	(122,355)	(502,675)	(537,403)	(682,221)	(454,710)	(177,545)
Contract charges and deductions	(29,399)	(32,667)	(54,038)	(54,307)	(28,546)	(27,792)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	3	31	12	-	23	(18)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(574,891)	(372,964)	(508,969)	(454,776)	(58,891)	(41,169)
NET INCREASE (DECREASE) IN NET ASSETS	(65,002)	(51,910)	621,215	224,696	663,957	382,785
NET ASSETS
Beginning of Year	4,325,172	4,377,082	7,892,208	7,667,512	4,401,039	4,018,254
End of Year	$4,260,170	$4,325,172	$8,513,423	$7,892,208	$5,064,996	$4,401,039

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-64

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	State Street		T. Rowe Price		T. Rowe Price
	Total Return V.I.S. Class 3		Blue Chip Growth - I		Equity Income - I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,993	$(54,329)	$(3,494)	$(2,382)	$229	$184
Realized gain (loss) on investments	27,796	411,572	72,224	28,061	1,597	1,622
Change in net unrealized appreciation (depreciation) on investments	(244)	(158,792)	62,029	119,402	812	(1,276)
Net Increase (Decrease) in Net Assets Resulting from Operations	29,545	198,451	130,759	145,081	2,638	530
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	47	174,295	24,059	35,178	-	-
Transfers between variable and fixed accounts, net	(1,804)	(14,007,540)	74,230	113,282	-	25,105
Contract benefits and terminations	(153,040)	(1,829,999)	(22,998)	(10,088)	(9,983)	(1,773)
Contract charges and deductions	(1,434)	(49,561)	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	4	(392)	(4)	(7)	(1)	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(156,227)	(15,713,197)	75,287	138,365	(9,984)	23,332
NET INCREASE (DECREASE) IN NET ASSETS	(126,682)	(15,514,746)	206,046	283,446	(7,346)	23,862
NET ASSETS
Beginning of Year or Period	237,622	15,752,368	650,392	366,946	23,862	-
End of Year or Period	$110,940	$237,622	$856,438	$650,392	$16,516	$23,862

	T. Rowe Price		VanEck VIP		Vanguard VIF
	Health Sciences - I		Global Resources Class S		Balanced
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(1,023)	$(855)	$13,614	$10,617	$39,883	$31,173
Realized gain (loss) on investments	6,742	16,491	24,339	25,526	220,856	106,529
Change in net unrealized appreciation (depreciation) on investments	28,502	(20,061)	303,795	(77,902)	151,912	94,434
Net Increase (Decrease) in Net Assets Resulting from Operations	34,221	(4,425)	341,748	(41,759)	412,651	232,136
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	4,286	212,838	107,299	849,161	481,673
Transfers between variable and fixed accounts, net	7,456	142,958	(58,472)	31,317	(1,703)	(375,064)
Contract benefits and terminations	(1,502)	(1,222)	(259,462)	(146,312)	(322,952)	(21,015)
Contract charges and deductions	-	-	(198)	(261)	(24,630)	(19,702)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	1,140	17	-	-
Other	(1)	(3)	(13)	3	(142)	(5)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	5,953	146,019	(104,167)	(7,937)	499,734	65,887
NET INCREASE (DECREASE) IN NET ASSETS	40,174	141,594	237,581	(49,696)	912,385	298,023
NET ASSETS
Beginning of Year	187,246	45,652	967,018	1,016,714	2,153,971	1,855,948
End of Year	$227,420	$187,246	$1,204,599	$967,018	$3,066,356	$2,153,971

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-65

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Vanguard VIF		Vanguard VIF		Vanguard VIF
	Capital Growth		Conservative Allocation		Diversified Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,133	$1,059	$5,842	$6,382	$3,685	$(910)
Realized gain (loss) on investments	9,074	3,726	10,172	7,282	27,957	89,187
Change in net unrealized appreciation (depreciation) on investments	45,224	14,832	29,908	5,657	23,420	(81,198)
Net Increase (Decrease) in Net Assets Resulting from Operations	55,431	19,617	45,922	19,321	55,062	7,079
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	6,309	4,392	110,273	-	-	667,150
Transfers between variable and fixed accounts, net	(107)	9,511	-	-	511	(937,103)
Contract benefits and terminations	(2,632)	(1,836)	(8,461)	(7,971)	(2,477)	(3,407)
Contract charges and deductions	-	-	(3,775)	(3,355)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(2)	1	(1)	(1)	1	6
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	3,568	12,068	98,036	(11,327)	(1,965)	(273,354)
NET INCREASE (DECREASE) IN NET ASSETS	58,999	31,685	143,958	7,994	53,097	(266,275)
NET ASSETS
Beginning of Year	189,317	157,632	288,159	280,165	338,081	604,356
End of Year	$248,316	$189,317	$432,117	$288,159	$391,178	$338,081

	Vanguard VIF		Vanguard VIF		Vanguard VIF
	Equity Income		Equity Index		Growth (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$10,065	$6,374	$594	$740	$(536)	$(48)
Realized gain (loss) on investments	37,324	16,757	2,464	3,448	10,642	3
Change in net unrealized appreciation (depreciation) on investments	28,978	20,165	12,795	14,363	17,095	1,571
Net Increase (Decrease) in Net Assets Resulting from Operations	76,367	43,296	15,853	18,551	27,201	1,526
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	20,049	-	-	-	108,742	79,866
Transfers between variable and fixed accounts, net	80	160,632	(1,019)	(2,577)	(6,587)	-
Contract benefits and terminations	(3,680)	(3,478)	(991)	(891)	(4,858)	(84)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(3)	(5)	-	2	(4)	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	16,446	157,149	(2,010)	(3,466)	97,293	79,782
NET INCREASE (DECREASE) IN NET ASSETS	92,813	200,445	13,843	15,085	124,494	81,308
NET ASSETS
Beginning of Year or Period	450,846	250,401	92,550	77,465	81,308	-
End of Year or Period	$543,659	$450,846	$106,393	$92,550	$205,802	$81,308

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-66

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Vanguard VIF		Vanguard VIF		Vanguard VIF
	High Yield Bond		International		Mid-Cap Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$20,197	$10,440	$322	$425	$3,787	$1,945
Realized gain (loss) on investments	(116)	(235)	10,118	2,591	24,532	2,333
Change in net unrealized appreciation (depreciation) on investments	8,034	2,773	13,744	1,786	28,354	37,857
Net Increase (Decrease) in Net Assets Resulting from Operations	28,115	12,978	24,184	4,802	56,673	42,135
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	24,468	20,493	344,581	71,928	189,896	95,161
Transfers between variable and fixed accounts, net	1,195	238,225	2,501	3,239	3,856	113,597
Contract benefits and terminations	(2,779)	(1,625)	(2,360)	(1,108)	(9,705)	(3,988)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(1)	(4)	(4)	-	(6)	(5)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	22,883	257,089	344,718	74,059	184,041	204,765
NET INCREASE (DECREASE) IN NET ASSETS	50,998	270,067	368,902	78,861	240,714	246,900
NET ASSETS
Beginning of Year	306,912	36,845	147,954	69,093	476,220	229,320
End of Year	$357,910	$306,912	$516,856	$147,954	$716,934	$476,220

	Vanguard VIF		Vanguard VIF		Vanguard VIF
	Moderate Allocation		Real Estate Index		Short-Term Investment-Grade
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$18,522	$15,006	$9,054	$7,204	$10,718	$2,910
Realized gain (loss) on investments	42,157	17,129	6,451	6,926	(401)	6
Change in net unrealized appreciation (depreciation) on investments	142,556	44,335	(5,179)	(3,839)	11,469	5,332
Net Increase (Decrease) in Net Assets Resulting from Operations	203,235	76,470	10,326	10,291	21,786	8,248
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	415,210	580,808	-	439	348,648	59,458
Transfers between variable and fixed accounts, net	-	-	17,463	283,165	(241,402)	112,266
Contract benefits and terminations	(526,964)	(8,154)	(3,123)	(2,550)	(10,466)	(5,082)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(1,233)	(8)	-	(4)	(2)	(4)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(112,987)	572,646	14,340	281,050	96,778	166,638
NET INCREASE (DECREASE) IN NET ASSETS	90,248	649,116	24,666	291,341	118,564	174,886
NET ASSETS
Beginning of Year	1,495,551	846,435	406,820	115,479	272,014	97,128
End of Year	$1,585,799	$1,495,551	$431,486	$406,820	$390,578	$272,014

See Notes to Financial Statements	SA-67

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Vanguard VIF		Vanguard VIF Total		Vanguard VIF
	Total Bond Market Index		International Stock Market Index		Total Stock Market Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$22,166	$6,970	$17,717	$15,044	$7,243	$5,856
Realized gain (loss) on investments	(607)	32	32,839	3,181	61,892	58,000
Change in net unrealized appreciation (depreciation) on investments	22,688	(5,885)	151,875	7,019	130,809	115,716
Net Increase (Decrease) in Net Assets Resulting from Operations	44,247	1,117	202,431	25,244	199,944	179,572
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	207,782	209,410	45,355	13,435	109,687	5,709
Transfers between variable and fixed accounts, net	54,817	50,459	(120,617)	24,103	217,266	380,051
Contract benefits and terminations	(14,077)	(4,373)	(9,010)	(5,698)	(10,741)	(7,227)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(4)	(4)	(4)	-	(8)	(8)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	248,518	255,492	(84,276)	31,840	316,204	378,525
NET INCREASE (DECREASE) IN NET ASSETS	292,765	256,609	118,155	57,084	516,148	558,097
NET ASSETS
Beginning of Year	524,683	268,074	622,451	565,367	1,013,921	455,824
End of Year	$817,448	$524,683	$740,606	$622,451	$1,530,069	$1,013,921

See Notes to Financial Statements	SA-68

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Separate Account A (the “Separate Account”), a separate account of Pacific Life & Annuity Company (“PL&A”), was established by Pacific Life’s Board of Directors in 2002 to support operations of PL&A with respect to certain variable annuity contracts. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the United States Securities and Exchange Commission. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of December 31, 2025, the Fund investment options are Pacific Select Fund (See Note 4), American Funds Insurance Series®, BlackRock Variable Series Funds, Inc., BlackRock Variable Series Fund II, Inc., DFA Investment Dimensions Group Inc., Fidelity Variable Insurance Products Funds, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Invesco Variable Insurance Funds, Janus Aspen Series, Lincoln Variable Insurance Products (LVIP) Trust, Legg Mason Partners Variable Income Trust,  Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Neuberger Berman Advisers Management Trust, Nomura Funds, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, Schwab Annuity Portfolios, State Street Variable Insurance Series Funds, Inc., T. Rowe Price Equity Series, Inc., Van Eck VIP Trust, and Vanguard Variable Insurance Fund. The Variable Accounts which have not commenced operations as of December 31, 2025 are not presented in this annual report.

Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account's financial statements.

The following Variable Accounts changed names during 2025:

Current Variable Account Names	Former Variable Account Names
Total Return Class I	Managed Bond Class I
PSF Avantis Balanced Allocation Class I	PSF Avantis Balanced Allocation Class D
Invesco V.I. International Growth Series II	Invesco Oppenheimer V.I. International Growth Series II
Nomura VIP Asset Strategy Series Service Class	Macquarie VIP Asset Strategy Series Service Class
Nomura VIP Energy Series Service Class	Macquarie VIP Energy Series Service Class

The following Variable Accounts commenced or resumed operations during 2025:

	Commenced		Commenced
	or Resumed		or Resumed
Variable Accounts	Operations on	Variable Accounts	Operations on
Bond Plus Class I	March 6, 2025	Blackrock Global Allocation V.I. Class I	December 12, 2025
Hedged Equity Class P	May 22, 2025	DFA VA Global Moderate Allocation Institutional Class	January 30, 2025
Large-Cap Plus Bond Alpha Class I	September 19, 2025	DFA VA International Small Institutional Class	June 9, 2025
QQQ Plus Bond Alpha Class I	March 27 2025	Fidelity VIP Growth Opportunities Initial Class	September 18, 2025
International Equity Plus Bond Alpha Class I	February 18, 2025	LVIP JPMorgan Mid Cap Value Standard Class	February 7, 2025
Capital Appreciation Class I	November 19, 2025	MFS Value Series - Initial Class	March 11, 2025
Pacific Dynamix - Moderate Growth Class P	October 23, 2025

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of PL&A. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of PL&A.

The Separate Account funds individual flexible premium deferred variable annuity contracts (the "Contracts"). The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

The fair value of the Variable Account’s investments in mutual funds is based on the computed net asset values (“NAV”) of the corresponding Portfolios, which are obtained from the transfer agents or Fund companies and reflect the fair values of the Portfolio investments. The NAV is calculated daily upon the close of the New York Stock Exchange and is based on the fair values of the underlying securities. Valuation of the underlying securities is discussed in the notes to the Funds’ financial statements.

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account are included within the total operations of PL&A, which files income tax returns as part of the Pacific Mutual Holding Company consolidated federal income tax return. Section 817(h) of the Internal Revenue Code (“the Code”) requires that the investments of the Separate Account must be adequately diversified in accordance with Treasury regulations in order to qualify as an annuity contract under Section 72 of the Code. The Separate Account complies with the diversification requirements. Under the current tax law, no federal income taxes are expected to be paid with respect to the operations of the Separate Account. PL&A will periodically review the status of this policy in the event of changes in the tax law.

D. Contracts in Payout Period

Net assets allocated to Contracts in payout period are computed, on a current basis, according to the 2012 IAR Mortality Table depending on the year of annuitization. The assumed investment return is 4.0 percent. The mortality risk is fully borne by PL&A and may result in additional amounts being transferred into the Variable Accounts by PL&A to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed the amounts required, transfers may be made to PL&A. These transfers, if any, are shown as adjustments to net assets allocated to contracts in payout (annuitization) period in the accompanying Statements of Changes in Net Assets.

E. Segment Reporting

The Chief Executive Officer acts as the Separate Account’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Separate Account. The CODM has concluded that each Variable Account operates as a single operating segment based on the fact that each Portfolio has a single investment goal as disclosed in its prospectus, against which the CODM assesses the performance.

F. Recent Accounting Pronouncement

The Financial Accounting Standards Board recently adopted Accounting Standards Update 2023-09 on improving income tax disclosures ("ASU 2023-09"). Management has reviewed ASU 2023-09 and has determined that there was no impact to the Separate Account Financial Statements.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year ended December 31, 2025.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

PL&A deducts from the Separate Account daily charges for mortality and expense risks ("M&E") and administrative fees PL&A assumes, and  additional death benefit rider charges, if applicable. Contracts funded by the Separate Account currently being sold or administered, along with their respective annual expense rates, are summarized in the following table. The mortality risk assumed by PL&A is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. PL&A also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is that expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts. These charges are assessed daily at the following annual rates based on the average daily net assets of each Variable Account and result in a direct reduction in unit values. M&E fees and administrative fees are included in the Statements of Operations.

	Death Benefit Options
Pacific Advisory Contracts		With Return of Investment
(issued prior to 9/2/2025)	Standard Death Benefit	(ROI) Death Benefit Rider
M&E Charge	0.15%	0.15%
Administrative Fee	0.15%	0.15%
Platform Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.15%
Total Annual Expenses	0.45%	0.60%

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	Death Benefit Options
Pacific Advisory Contracts
(Without Death Benefit Rider Charge)	If Contract Value is	If Contract Value is between	If Contract Value is
(issued on or after 9/2/2025)	less than $500,000	$500,000 and $1,000,000	over $1,000,000
M&E Charge	0.15%	0.10%	0.05%
Administrative Fee	0.15%	0.15%	0.15%
Platform Fee	0.15%	0.15%	0.15%
Total Annual Expenses	0.45%	0.40%	0.35%

Pacific Advisory Contracts
(With Death Benefit Rider Charge)	If Contract Value is	If Contract Value is between	If Contract Value is
(issued on or after 9/2/2025)	less than $500,000	$500,000 and $1,000,000	over $1,000,000
M&E Charge	0.15%	0.10%	0.05%
Administrative Fee	0.15%	0.15%	0.15%
Platform Fee	0.15%	0.15%	0.15%
Death Benefit Rider Charge	0.15%	0.15%	0.15%
Total Annual Expenses	0.60%	0.55%	0.50%

Pacific Choice Contracts (Without Stepped-Up	Standard Death Benefit	Standard Death Benefit	Standard Death Benefit
Death Benefit II Rider Charge)	With 5 Year Option	With 3 Year Option	With 0 Year Option
M&E Charge	0.95%	1.25%	1.35%
Administrative Fee	0.25%	0.25%	0.25%
Total Annual Expenses	1.20%	1.50%	1.60%

Pacific Choice Contracts (With Stepped-Up	Stepped-Up Death Benefit	Stepped-Up Death Benefit	Stepped-Up Death Benefit
Death Benefit II Rider Charge)	With 5 Year Option	With 3 Year Option	With 0 Year Option
M&E Charge	0.95%	1.25%	1.35%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	0.20%	0.20%	0.20%
Total Annual Expenses	1.40%	1.70%	1.80%

Pacific Choice 2 Contracts (Without Return
of Purchase Payments Death Benefits	If Contract Value is	If Contract Value is between	If Contract Value is
nor Stepped-Up Death Benefits	less than $500,000	$500,000 and $1,000,000	over $1,000,000
M&E Charge	0.85%	0.80%	0.75%
Administrative Fee	0.25%	0.25%	0.25%
Total Annual Expenses	1.10%	1.05%	1.00%

Pacific Choice 2 Contracts (With Return
of Purchase Payments Death Benefits	If Contract Value is	If Contract Value is between	If Contract Value is
but not Stepped-Up Death Benefits	less than $500,000	$500,000 and $1,000,000	over $1,000,000
M&E Charge	0.95%	0.90%	0.85%
Administrative Fee	0.25%	0.25%	0.25%
Total Annual Expenses	1.20%	1.15%	1.10%

Pacific Choice 2 Contracts (Without Return
of Purchase Payments Death Benefits	If Contract Value is	If Contract Value is between	If Contract Value is
but With Stepped-Up Death Benefits)	less than $500,000	$500,000 and $1,000,000	over $1,000,000
M&E Charge	1.25%	1.20%	1.15%
Administrative Fee	0.25%	0.25%	0.25%
Total Annual Expenses	1.50%	1.45%	1.40%

		With Return of Purchase
Pacific Choice Income Contracts	Standard Death Benefit	Payments Death Benefit Rider
M&E Charge	0.90%	0.90%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.15%
Total Annual Expenses	1.15%	1.30%

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	Death Benefit Options
Pacific Destinations and		With Stepped-Up	With Stepped-Up
Pacific Destination - O Series Contracts	Standard Death Benefit	Death Benefit Rider	Death Benefit II Rider
M&E Charge	0.60%	0.60%	0.60%
Administrative Fee	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	0.20%
Total Annual Expenses	0.75%	0.95%	0.95%

		With Stepped-Up
Pacific Destinations B Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.15%	1.15%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.30%	1.50%

	Without Stepped-Up Death			With Stepped-Up Death
	Benefit Rider and Four Year	With Stepped-Up Death	With Four Year Withdrawal	Benefit Rider and Four Year
Pacific Journey Select Contracts	Withdrawal Charge Option	Benefit Rider Only	Charge Option Only	Withdrawal Charge Option
M&E Charge	0.95%	0.95%	0.95%	0.95%
Administrative Fee	0.15%	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	None	0.20%
Four Year Withdrawal Charge	None	None	0.35%	0.35%
Total Annual Expenses	1.10%	1.30%	1.45%	1.65%

	Without Return of Purchase	With Return of Purchase
	Payment Death Benefit nor	Payment Death Benefit nor
Pacific Life Retirement	Return of Purchase	Return of Purchase
Growth and Income Annuity Contracts	Payment Death Benefit II	Payment Death Benefit II
M&E Charge	0.60%	0.60%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.15%
Total Annual Expenses	0.85%	1.00%

	Without Stepped-Up Death			With Stepped-Up Death
	Benefit Rider II and Four Year	With Stepped-Up Death	With Four Year Withdrawal	Benefit Rider II and Four Year
Pacific Navigator Contracts	Withdrawal Charge Option	Benefit Rider II Only	Charge Option Only	Withdrawal Charge Option
M&E Charge	1.05%	1.05%	1.05%	1.05%
Administrative Fee	0.25%	0.25%	0.25%	0.25%
Death Benefit Rider II Charge	None	0.20%	None	0.20%
Four Year Withdrawal Charge	None	None	0.45%	0.45%
Total Annual Expenses	1.30%	1.50%	1.75%	1.95%

Pacific Odyssey Contracts		With Stepped-Up
(issued on or after 12/1/2016)	Standard Death Benefit	Death Benefit Rider
M&E Charge	0.15%	0.15%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	0.30%	0.50%

Pacific Odyssey Contracts		With Stepped-Up
(issued prior to 12/1/2016)	Standard Death Benefit	Death Benefit Rider
M&E Charge	0.15%	0.15%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	0.40%	0.60%

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	Death Benefit Options
Pacific Odyssey Advantage Contracts	If Contract Value is	If Contract Value is between	If Contract Value is
(Without Death Benefit Rider Charge)	less than $500,000	$500,000 and $1,000,000	over $1,000,000
M&E Charge	0.30%	0.25%	0.20%
Administrative Fee	0.15%	0.15%	0.15%
Total Annual Expenses	0.45%	0.40%	0.35%

Pacific Odyssey Advantage Contracts	If Contract Value is	If Contract Value is between	If Contract Value is
(With Death Benefit Rider Charge)	less than $500,000	$500,000 and $1,000,000	over $1,000,000
M&E Charge	0.30%	0.25%	0.20%
Administrative Fee	0.15%	0.15%	0.15%
Death Benefit Rider Charge	0.20%	0.20%	0.20%
Total Annual Expenses	0.65%	0.60%	0.55%

		With Stepped-Up
Pacific One Select Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.50%	1.50%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.75%	1.95%

		With Stepped-Up
Pacific Portfolios Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.25%	1.25%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.40%	1.60%

		With Return of Purchase	With Stepped-Up
Pacific Quest Contracts	Standard Death Benefit	Payments Death Benefit Rider	Death Benefit Rider
M&E Charge	0.70%	0.70%	0.70%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.10%	0.40%
Total Annual Expenses	0.95%	1.05%	1.35%

Pacific Value and		With Stepped-Up
Pacific Innovations Select Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.40%	1.40%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.65%	1.85%

		With Stepped-Up
Pacific Value Edge Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.55%	1.55%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.80%	2.00%

		With Stepped-Up
Pacific Value Select Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.45%	1.45%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.60%	1.80%

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	Death Benefit Options
		With Stepped-Up
Pacific Voyages Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.00%	1.00%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.15%	1.35%

Schwab Retirement Income		With Return of Purchase	With Stepped-Up
Variable Annuity Contracts	Standard Death Benefit	Payments Death Benefit Rider	Death Benefit Rider
M&E Charge	0.35%	0.35%	0.35%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.40%
Total Annual Expenses	0.60%	0.80%	1.00%

Under the Contracts, PL&A makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any other optional riders, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in net assets from contract owner transactions in the accompanying Statements of Changes in Net Assets. For certain Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. Most Contracts offer optional benefits that can be added to the Contract by rider. The charges for riders can range depending on the individual contract. These fees and charges are assessed directly to each Contract owner account through a redemption of units. Withdrawal and surrender charges are included in contract benefits and terminations; and maintenance fees, any other optional benefit riders and state premium taxes are included in contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by PL&A and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

PL&A is a wholly-owned subsidiary of Pacific Life Insurance Company ("Pacific Life"). The assets of certain Variable Accounts invest in Class I or Class P shares of the corresponding Portfolios of Pacific Select Fund ("PSF"). Pursuant to PSF's Investment Advisory Agreement, each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC ("PLFA"), a wholly-owned subsidiary of Pacific Life. Pursuant to PSF's Administration Agreement, each Portfolio of PSF also compensates Pacific Life and PLFA for administrative services to PSF that are outside the scope of the Investment Adviser's responsibilities under the Investment Advisory Agreement. Each Portfolio of PSF also pays a class-specific non-12b-1 service fee for Class I shares to Pacific Select Distributors, LLC ("PSD"), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF's non-12b-1 Service Plan. The advisory fee, administration fee, and service fee rates are disclosed in the notes to financial statements of PSF, which are provided separately. For the year ended December 31, 2025, PLFA received net advisory fees from the Portfolios of PSF at effective annual rates ranging from 0.04% to 0.90%, Pacific Life and PLFA received net administration fees at effective annual rates ranging from 0.00675% to 0.0160%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only, all of which are based on the average daily net assets of each Portfolio.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

6. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices (unadjusted) in active markets for identical holdings

Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 – Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts' holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2025, the Variable Accounts' holdings as presented in the Investments section were all categorized as Level 1 under the three-tier hierarchy of inputs.

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2025 and 2024 were as follows:

	2025			2024
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Bond Plus Class I	12,016	(6,465)	5,551
Core Income Class I	86,184	(73,637)	12,547	41,704	(9,326)	32,378
Diversified Bond Class I	274,661	(267,638)	7,023	89,313	(166,793)	(77,480)
Floating Rate Income Class I	490,975	(383,996)	106,979	155,578	(265,880)	(110,302)
Floating Rate Income Class P	1,889	(24)	1,865	846	-	846
High Yield Bond Class I	84,311	(132,045)	(47,734)	82,391	(78,350)	4,041
Inflation Managed Class I	329,566	(309,764)	19,802	80,936	(152,263)	(71,327)
Intermediate Bond Class I	431,474	(501,938)	(70,464)	602,430	(29,407)	573,023
Short Duration Bond Class I	549,335	(686,872)	(137,537)	391,677	(282,252)	109,425
Total Return Class I	584,580	(506,684)	77,896	158,497	(202,268)	(43,771)
Emerging Markets Debt Class I	56,157	(79,390)	(23,233)	37,747	(66,563)	(28,816)
Dividend Growth Class I	795,266	(554,717)	240,549	137,564	(195,892)	(58,328)
Equity Index Class I	6,239,180	(4,771,349)	1,467,831	942,767	(790,926)	151,841
Focused Growth Class I	345,842	(232,197)	113,645	71,592	(69,620)	1,972
Growth Class I	303,878	(242,519)	61,359	67,634	(71,052)	(3,418)
Hedged Equity Class I	4,573,971	(3,934,960)	639,011	2,632,025	(931,601)	1,700,424
Hedged Equity Class P	42,688	(155)	42,533
Large-Cap Core Class I	276,402	(220,453)	55,949	143,676	(84,522)	59,154
Large-Cap Growth Class I	297,282	(262,627)	34,655	66,132	(103,294)	(37,162)
Large-Cap Plus Bond Alpha Class I	2,435	(827)	1,608
Large-Cap Value Class I	191,085	(188,601)	2,484	57,581	(80,556)	(22,975)
Mid-Cap Growth Class I	86,532	(92,869)	(6,337)	36,474	(74,821)	(38,347)
Mid-Cap Plus Bond Alpha Class I	146,005	(163,185)	(17,180)	86,610	(43,019)	43,591
Mid-Cap Value Class I	328,038	(240,290)	87,748	44,811	(46,144)	(1,333)
QQQ Plus Bond Alpha Class I	27,157	(17,673)	9,484
Small-Cap Equity Class I	970,221	(644,416)	325,805	149,396	(30,116)	119,280
Small-Cap Growth Class I	206,890	(211,244)	(4,354)	57,125	(85,337)	(28,212)
Small-Cap Index Class I	346,587	(342,105)	4,482	145,613	(153,420)	(7,807)
Small-Cap Plus Bond Alpha Class I	-	-	-	369	-	369
Small-Cap Value Class I	49,637	(56,371)	(6,734)	27,708	(42,190)	(14,482)
Value Class I	31,187	(42,467)	(11,280)	29,332	(24,041)	5,291
Value Advantage Class I	77,564	(110,451)	(32,887)	63,715	(73,072)	(9,357)
Emerging Markets Class I	121,449	(154,082)	(32,633)	112,213	(137,588)	(25,375)
International Equity Plus Bond Alpha Class I	7,588	(6,706)	882
International Growth Class I	54,794	(40,167)	14,627	19,180	(1,865)	17,315
International Large-Cap Class I	192,914	(146,804)	46,110	25,522	(75,279)	(49,757)
International Small-Cap Class I	20,613	(24,690)	(4,077)	9,096	(19,439)	(10,343)
International Value Class I	310,989	(215,175)	95,814	33,681	(88,574)	(54,893)
Health Sciences Class I	581,142	(476,327)	104,815	102,261	(139,378)	(37,117)
Real Estate Class I	132,846	(164,787)	(31,941)	35,999	(86,975)	(50,976)
Technology Class I	725,499	(594,034)	131,465	132,935	(157,184)	(24,249)
ESG Diversified Class I	40,442	(37,461)	2,981	48,120	(79,327)	(31,207)
ESG Diversified Growth Class I	26,043	(15,509)	10,534	5,624	(10)	5,614
Capital Appreciation Class I	102,573	(23)	102,550
PSF Avantis Balanced Allocation Class I	204,996	(154,985)	50,011	141,898	(230,796)	(88,898)
PSF Avantis Balanced Allocation Class P	-	(743)	(743)	-	(766)	(766)
Pacific Dynamix - Conservative Growth Class I	326,105	(464,074)	(137,969)	97,526	(374,250)	(276,724)
Pacific Dynamix - Moderate Growth Class I	2,307,448	(2,009,127)	298,321	758,934	(1,365,436)	(606,502)
Pacific Dynamix - Moderate Growth Class P	15,921	(197)	15,724	3,212	(3,212)	-
Pacific Dynamix - Growth Class I	10,997,217	(8,011,473)	2,985,744	1,860,503	(651,198)	1,209,305
Pacific Dynamix - Growth Class P	-	(43)	(43)	-	(43)	(43)
Pacific Dynamix - Aggressive Growth Class I	84,124	(26,241)	57,883	8,329	-	8,329
Portfolio Optimization Conservative Class I	1,246,368	(1,263,042)	(16,674)	290,216	(797,689)	(507,473)
Portfolio Optimization Moderate-Conservative Class I	729,746	(1,461,994)	(732,248)	103,204	(1,146,922)	(1,043,718)

SEPARATE ACCOUNT A

 NOTES TO FINANCIAL STATEMENTS (Continued)

	2025			2024
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Portfolio Optimization Moderate Class I	293,298	(2,891,308)	(2,598,010)	195,921	(2,890,220)	(2,694,299)
Portfolio Optimization Growth Class I	563,239	(2,596,084)	(2,032,845)	248,089	(2,183,651)	(1,935,562)
Portfolio Optimization Aggressive-Growth Class I	98,539	(576,251)	(477,712)	72,193	(581,285)	(509,092)
American Funds IS American High-Income Trust Class 4	157,089	(140,545)	16,544	116,117	(91,010)	25,107
American Funds IS Asset Allocation Class 1	17,673	(991)	16,682	10,959	(736)	10,223
American Funds IS Asset Allocation Class 4	3,053,977	(3,396,725)	(342,748)	2,000,283	(2,022,631)	(22,348)
American Funds IS Capital Income Builder Class 4	268,655	(227,157)	41,498	44,314	(20,235)	24,079
American Funds IS Capital World Bond Class 4	16,511	(20,842)	(4,331)	11,802	(24,619)	(12,817)
American Funds IS Capital World Growth and Income Class 1	617	(87)	530	9,211	(5,044)	4,167
American Funds IS Capital World Growth and Income Class 4	85,525	(60,866)	24,659	43,971	(30,746)	13,225
American Funds IS Global Balanced Class 4	5,420	(79,720)	(74,300)	8,129	(54,212)	(46,083)
American Funds IS Global Growth Class 1				5,464	(5,464)	-
American Funds IS Global Growth Class 4	49,945	(74,212)	(24,267)	32,917	(58,768)	(25,851)
American Funds IS Global Small Capitalization Class 4	18,198	(13,249)	4,949	17,980	(34,548)	(16,568)
American Funds IS Growth Class 1	25,675	(3,342)	22,333	12,417	(2,301)	10,116
American Funds IS Growth Class 4	3,089,713	(2,262,564)	827,149	626,062	(549,777)	76,285
American Funds IS Growth-Income Class 1	1,591	(129)	1,462	-	(208)	(208)
American Funds IS Growth-Income Class 4	1,110,853	(753,840)	357,013	177,628	(149,947)	27,681
American Funds IS International Class 1	2,676	(28)	2,648	1,133	(4)	1,129
American Funds IS International Class 4	71,173	(70,618)	555	8,225	(43,801)	(35,576)
American Funds IS International Growth and Income Class 1	2,165	(38)	2,127	510	(15)	495
American Funds IS International Growth and Income Class 4	86,081	(87,734)	(1,653)	14,670	(31,488)	(16,818)
American Funds IS Managed Risk Asset Allocation Class P2	251,344	(565,442)	(314,098)	404,570	(234,180)	170,390
American Funds IS New World Fund Class 1	8,819	(1,006)	7,813	16,650	(4,637)	12,013
American Funds IS New World Fund Class 4	16,075	(31,838)	(15,763)	42,721	(50,134)	(7,413)
American Funds IS The Bond Fund of America Class 1	2,622	(520)	2,102	8,178	(295)	7,883
American Funds IS The Bond Fund of America Class 4	297,219	(607,721)	(310,502)	467,236	(163,775)	303,461
American Funds IS U.S. Government Securities Class 1	1,890	(63)	1,827	3,478	(25)	3,453
American Funds IS U.S. Government Securities Class 4	267,033	(275,434)	(8,401)	52,887	(85,622)	(32,735)
American Funds IS Washington Mutual Investors Class 1	1,778	(134)	1,644	12,644	(4,666)	7,978
American Funds IS Washington Mutual Investors Class 4	619,610	(506,195)	113,415	125,347	(133,286)	(7,939)
BlackRock 60/40 Target Allocation ETF V.I. Class I	972,043	(849,811)	122,232	294,502	(158,262)	136,240
BlackRock Capital Appreciation V.I. Class III	589	(1,878)	(1,289)	173	(1,997)	(1,824)
BlackRock Global Allocation V.I. Class I	3,426	-	3,426
BlackRock Global Allocation V.I. Class III	1,361,355	(1,467,495)	(106,140)	249,825	(949,714)	(699,889)
BlackRock High Yield V.I. Class I	4,143	(75)	4,068	2,470	(21)	2,449
BlackRock S&P 500 Index V.I. Class I	5,623	(58)	5,565	-	(216)	(216)
BlackRock Small Cap Index V.I. Class I	1,548	(560)	988	3,793	(647)	3,146
BlackRock Total Return V.I. Class I	-	(109)	(109)	6,516	-	6,516
DFA VA Equity Allocation Institutional Class	-	(87)	(87)	2,596	(1,305)	1,291
DFA VA Global Bond Institutional Class	786	(228)	558	1,163	(1,975)	(812)
DFA VA Global Moderate Allocation Institutional Class	6,016	(30)	5,986
DFA VA International Small Institutional Class	4,049	(7)	4,042
DFA VA International Value Institutional Class	5,815	(1,876)	3,939	15,118	(1,954)	13,164
DFA VA Short-Term Fixed Institutional Class	39,897	(2,782)	37,115	8,351	(7,054)	1,297
DFA VA US Large Value Institutional Class	33,209	(1,169)	32,040	12,585	(3,973)	8,612
DFA VA US Targeted Value Institutional Class	7,780	(45)	7,735	257	-	257
Fidelity VIP Consumer Discretionary Initial Class	355	(429)	(74)	404	(270)	134
Fidelity VIP Contrafund Initial Class	15,194	(662)	14,532	34,168	(4,235)	29,933
Fidelity VIP Contrafund Service Class 2	3,268,682	(2,376,795)	891,887	461,283	(287,735)	173,548
Fidelity VIP Emerging Markets Initial Class	2,939	(721)	2,218	3,229	(1,170)	2,059
Fidelity VIP Energy Initial Class	62	(36)	26	5,769	(25)	5,744
Fidelity VIP Extended Market Index Initial Class	11,506	(205)	11,301	1,648	(74)	1,574
Fidelity VIP FundsManager 60% Investor Class	116,897	(12,815)	104,082	418,228	(9,213)	409,015
Fidelity VIP FundsManager 60% Service Class 2	866,266	(756,101)	110,165	397,719	(418,610)	(20,891)
Fidelity VIP Government Money Market Initial Class	43,354	(45,339)	(1,985)	231,425	(229,488)	1,937
Fidelity VIP Government Money Market Service Class	4,062,068	(3,033,736)	1,028,332	2,885,703	(2,977,916)	(92,213)

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	2025			2024
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Fidelity VIP Growth Opportunities Initial Class	3,770	(5)	3,765
Fidelity VIP Index 500 Initial Class	-	(688)	(688)	12,144	(173)	11,971
Fidelity VIP Investment Grade Bond Initial Class	22,727	(2,237)	20,490	59,808	(819)	58,989
Fidelity VIP Strategic Income Service Class 2	347,867	(253,732)	94,135	145,073	(91,559)	53,514
Fidelity VIP Value Strategies Initial Class	3,683	(255)	3,428	3,576	(1,813)	1,763
First Trust Dorsey Wright Tactical Core Class I	53,074	(66,491)	(13,417)	12,654	(16,434)	(3,780)
First Trust/Dow Jones Dividend & Income Allocation Class I	489,176	(678,726)	(189,550)	257,559	(638,475)	(380,916)
Franklin Allocation VIP Class 2	100	(100)	-	149	(2,667)	(2,518)
Franklin Allocation VIP Class 4	300,742	(259,587)	41,155	107,018	(151,452)	(44,434)
Franklin Income VIP Class 2	98,881	(126,116)	(27,235)	130,478	(81,168)	49,310
Franklin Mutual Global Discovery VIP Class 2	17,034	(49,128)	(32,094)	42,503	(65,236)	(22,733)
Franklin Rising Dividends VIP Class 1	79	(162)	(83)	18,749	(3,881)	14,868
Franklin Rising Dividends VIP Class 2	156,617	(160,570)	(3,953)	44,527	(89,634)	(45,107)
Franklin Small Cap Value VIP Class 1	-	(95)	(95)	15,163	(67)	15,096
Franklin Small-Mid Cap Growth VIP Class 1	931	(41)	890	2,210	-	2,210
Templeton Global Bond VIP Class 2	44,641	(73,606)	(28,965)	64,239	(95,229)	(30,990)
Goldman Sachs VIT Large Cap Value Institutional Shares	-	(121)	(121)	3,633	(1,833)	1,800
Invesco V.I. International Growth Series II	112,387	(67,127)	45,260	8,691	(7,095)	1,596
Invesco V.I. American Value Series I	-	(178)	(178)	15,633	(1,723)	13,910
Invesco V.I. Balanced-Risk Allocation Series II	1,020,348	(991,960)	28,388	340,127	(186,907)	153,220
Invesco V.I. Discovery Mid Cap Growth Series I	6,034	(64)	5,970	1,092	(4)	1,088
Invesco V.I. Equity and Income Series II	154,662	(129,186)	25,476	41,490	(12,599)	28,891
Invesco V.I. Global Real Estate Series II	15,201	(29,353)	(14,152)	28,288	(49,818)	(21,530)
Invesco V.I. Global Series II	54,187	(67,142)	(12,955)	56,842	(57,474)	(632)
Invesco V.I. Main Street Small Cap Fund Series I	3,145	(61)	3,084	1,367	(17)	1,350
Invesco V.I. Technology Series I	751	(464)	287	32,194	(170)	32,024
Janus Henderson Balanced Service Shares	11,000,694	(9,287,879)	1,712,815	3,980,133	(3,921,909)	58,224
Janus Henderson Enterprise Institutional Shares	-	(7)	(7)	154	-	154
Janus Henderson Flexible Bond Service Shares	17,512	(33,111)	(15,599)	27,753	(58,920)	(31,167)
LVIP American Century Inflation Protection Standard Class II	805	(261)	544	7,866	(9,160)	(1,294)
LVIP American Century Mid Cap Value Standard Class II	1,166	(16)	1,150	667	(3)	664
LVIP American Century Mid Cap Value Service Class	16,927	(42,527)	(25,600)	30,913	(35,553)	(4,640)
LVIP JPMorgan Core Bond Standard Class	11,711	(564)	11,147	3,868	(1,887)	1,981
LVIP JPMorgan Mid Cap Value Standard Class	2,726	(130)	2,596
Western Asset Core Plus VIT Class I	-	(159)	(159)	3,704	(42)	3,662
Lord Abbett Bond Debenture Class VC	140,749	(149,196)	(8,447)	102,065	(73,262)	28,803
Lord Abbett Total Return Class VC	71,283	(81,328)	(10,045)	65,338	(53,873)	11,465
MFS International Growth - Initial Class	4,164	(192)	3,972	4,588	(2,239)	2,349
MFS Massachusetts Investors Growth Stock - Service Class	857	(1,779)	(922)	81	(3,375)	(3,294)
MFS Total Return Series - Service Class	1,028,517	(875,546)	152,971	331,157	(304,053)	27,104
MFS Utilities Series - Initial Class	687	(68)	619	5,618	(48)	5,570
MFS Utilities Series - Service Class	150,760	(149,231)	1,529	48,239	(72,173)	(23,934)
MFS Value Series - Initial Class	4,418	(35)	4,383
MFS Value Series - Service Class	759	(3,315)	(2,556)	895	(3,945)	(3,050)
Nomura VIP Asset Strategy Series Service Class	143,606	(92,696)	50,910	73,745	(116,670)	(42,925)
Nomura VIP Energy Series Service Class	229,110	(247,021)	(17,911)	174,349	(143,743)	30,606
TOPS Conservative ETF Class 1	3,060	(44)	3,016	1,912	-	1,912
TOPS Moderate Growth ETF Class 1	-	-	-	7,896	-	7,896
PIMCO CommodityRealReturn Strategy - Advisor Class	116,119	(128,985)	(12,866)	39,392	(144,979)	(105,587)
PIMCO Emerging Markets Bond - Institutional Class	-	(13)	(13)	-	(12)	(12)
PIMCO Income - Advisor Class	216,785	(192,813)	23,972	162,148	(43,559)	118,589
PIMCO Low Duration - Institutional Class	-	(17)	(17)	1,739	(6)	1,733
PIMCO Total Return - Institutional Class	12,594	(759)	11,835	10,159	(273)	9,886
Schwab S&P 500 Index	88,839	(1,385)	87,454	20,127	(1,107)	19,020
Schwab VIT Balanced	25,744	(58,959)	(33,215)	37,706	(60,843)	(23,137)
Schwab VIT Balanced with Growth	4,104	(29,513)	(25,409)	22,858	(48,617)	(25,759)
Schwab VIT Growth	33,997	(38,078)	(4,081)	34,158	(36,983)	(2,825)

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	2025			2024
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
State Street Total Return V.I.S. Class 3	4	(7,055)	(7,051)	26,807	(957,699)	(930,892)
T. Rowe Price Blue Chip Growth - I	7,245	(1,809)	5,436	17,477	(6,088)	11,389
T. Rowe Price Equity Income - I	-	(676)	(676)	1,847	(124)	1,723
T. Rowe Price Health Sciences - I	1,104	(439)	665	15,075	(187)	14,888
VanEck VIP Global Resources Class S	73,745	(83,933)	(10,188)	18,250	(19,440)	(1,190)
Vanguard VIF Balanced	61,876	(23,814)	38,062	38,015	(35,553)	2,462
Vanguard VIF Capital Growth	527	(226)	301	1,996	(1,158)	838
Vanguard VIF Conservative Allocation	10,269	(1,061)	9,208	-	(1,083)	(1,083)
Vanguard VIF Diversified Value	145	(254)	(109)	48,373	(72,440)	(24,067)
Vanguard VIF Equity Income	1,366	(230)	1,136	11,365	(241)	11,124
Vanguard VIF Equity Index	84	(196)	(112)	112	(351)	(239)
Vanguard VIF Growth	7,774	(778)	6,996	5,990	(6)	5,984
Vanguard VIF High Yield Bond	2,321	(243)	2,078	25,441	(759)	24,682
Vanguard VIF International	38,579	(1,222)	37,357	9,839	(223)	9,616
Vanguard VIF Mid-Cap Index	14,537	(897)	13,640	20,917	(3,708)	17,209
Vanguard VIF Moderate Allocation	35,456	(46,706)	(11,250)	51,128	(742)	50,386
Vanguard VIF Real Estate Index	1,662	(447)	1,215	26,879	(1,558)	25,321
Vanguard VIF Short-Term Investment-Grade	33,872	(24,596)	9,276	20,218	(3,591)	16,627
Vanguard VIF Total Bond Market Index	28,876	(1,974)	26,902	30,260	(2,030)	28,230
Vanguard VIF Total International Stock Market Index	10,325	(16,035)	(5,710)	5,597	(2,570)	3,027
Vanguard VIF Total Stock Market Index	21,999	(1,400)	20,599	34,400	(3,288)	31,112

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

8. FINANCIAL HIGHLIGHTS

A summary of accumulation unit values ("AUV"), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Bond Plus Class I (5)
03/06/2025 - 12/31/2025	$10.52	$10.53	5,551	$58,422	0.00%	1.10%	1.20%	3.73%	3.73%
Core Income Class I
2025	$10.25	$12.66	182,520	$2,106,767	0.00%	0.30%	1.70%	4.93%	6.41%
2024	9.72	11.90	169,973	1,875,863	0.00%	0.30%	1.70%	1.03%	2.47%
2023	10.41	11.62	137,595	1,493,434	0.00%	0.30%	1.70%	6.16%	7.66%
2022	9.80	10.79	136,017	1,380,430	0.00%	0.30%	1.70%	(13.88)%	(12.66)%
2021	11.38	12.35	118,199	1,386,621	0.00%	0.30%	1.85%	(2.07)%	(0.69)%
Diversified Bond Class I
2025	$10.23	$17.31	755,431	$8,859,526	0.00%	0.30%	1.85%	5.87%	7.52%
2024	9.60	16.11	748,408	8,315,431	0.00%	0.30%	1.85%	(0.25)%	1.32%
2023	10.06	15.92	825,888	9,179,889	0.00%	0.30%	1.85%	1.71%	3.29%
2022	9.87	15.43	843,024	9,149,061	0.00%	0.30%	1.85%	(20.11)%	(18.86)%
2021	12.34	19.04	950,178	12,766,711	0.00%	0.30%	1.85%	(3.73)%	(2.22)%
Floating Rate Income Class I
2025	$10.64	$16.84	749,609	$10,708,634	0.00%	0.30%	1.95%	4.25%	5.98%
2024	10.16	15.91	642,630	9,180,020	0.00%	0.30%	1.95%	5.96%	7.73%
2023	12.53	14.78	752,932	10,080,141	0.00%	0.30%	1.95%	11.47%	13.32%
2022	11.24	13.06	824,960	9,839,259	0.00%	0.30%	1.95%	(3.44)%	(1.84)%
2021	11.64	13.32	779,138	9,548,568	0.00%	0.30%	1.95%	2.60%	4.31%
Floating Rate Income Class P
2025	$13.04	$13.14	2,711	$35,394	0.00%	0.45%	0.60%	5.88%	5.88%
12/31/2024 - 12/31/2024	12.32	12.32	846	10,418	0.00%	0.60%	0.60%	0.00%	0.00%
05/15/2023 - 12/08/2023	11.36	11.36	-	-	0.00%	0.45%	0.45%	6.96%	6.96%
High Yield Bond Class I
2025	$10.52	$35.42	402,294	$6,737,370	0.00%	0.30%	1.85%	5.31%	6.95%
2024	13.08	33.15	450,028	7,211,593	0.00%	0.30%	1.85%	5.17%	6.82%
2023	12.44	31.06	445,987	6,757,163	0.00%	0.30%	1.85%	10.17%	11.89%
2022	11.28	27.79	477,685	6,565,913	0.00%	0.30%	1.85%	(11.99)%	(10.62)%
2021	12.81	31.12	499,918	7,937,244	0.00%	0.30%	1.85%	3.49%	5.10%
Inflation Managed Class I
2025	$9.87	$26.23	598,725	$7,637,499	0.00%	0.30%	1.85%	6.01%	7.67%
2024	9.30	24.63	578,923	7,016,544	0.00%	0.30%	1.85%	0.47%	2.05%
2023	9.26	24.40	650,250	7,816,715	0.00%	0.30%	1.85%	1.77%	3.36%
2022	9.09	23.87	762,919	8,847,430	0.00%	0.30%	1.85%	(13.48)%	(12.14)%
2021	10.50	27.47	642,308	8,876,406	0.00%	0.30%	1.85%	3.75%	5.37%
Intermediate Bond Class I
2025	$9.38	$10.24	548,631	$5,332,289	0.00%	0.30%	1.65%	5.33%	6.76%
2024	8.91	9.66	619,095	5,609,348	0.00%	0.30%	1.65%	0.43%	1.80%
2023	8.87	9.13	46,072	413,621	0.00%	0.30%	1.65%	4.01%	5.21%
04/18/2022 - 12/31/2022	8.53	8.64	30,595	262,492	0.00%	0.30%	1.65%	(5.88)%	(5.58)%
Short Duration Bond Class I
2025	$9.89	$14.41	1,200,425	$13,214,629	0.00%	0.30%	1.95%	3.38%	5.10%
2024	9.56	13.72	1,337,962	14,103,576	0.00%	0.30%	1.95%	2.83%	4.55%
2023	9.30	13.14	1,228,537	12,463,895	0.00%	0.30%	1.95%	2.86%	4.56%
2022	9.04	12.58	1,303,034	12,741,093	0.00%	0.30%	1.95%	(6.42)%	(4.86)%
2021	9.66	13.23	1,366,721	14,182,613	0.00%	0.30%	1.95%	(2.37)%	(0.75)%
Total Return Class I
2025	$10.38	$27.32	828,829	$10,539,512	0.00%	0.30%	1.85%	6.98%	8.66%
2024	9.68	25.42	750,933	9,245,637	0.00%	0.30%	1.85%	0.81%	2.39%
2023	9.60	25.10	794,704	9,713,012	0.00%	0.30%	1.85%	4.60%	6.23%
2022	9.16	23.89	828,645	9,682,214	0.00%	0.30%	1.85%	(15.59)%	(14.28)%
2021	10.84	28.18	1,028,819	14,093,600	0.00%	0.30%	1.85%	(2.94)%	(1.43)%
Emerging Markets Debt Class I
2025	$11.27	$14.11	96,576	$1,158,241	0.00%	0.30%	1.95%	13.45%	15.33%
2024	9.86	12.23	119,809	1,301,939	0.00%	0.30%	1.95%	4.81%	6.56%
2023	9.49	11.48	148,625	1,553,628	0.00%	0.30%	1.95%	10.19%	12.02%
2022	8.59	10.25	157,801	1,484,596	0.00%	0.30%	1.95%	(11.02)%	(9.54)%
2021	9.63	11.33	189,700	1,997,177	0.00%	0.30%	1.95%	(7.94)%	(6.40)%

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Dividend Growth Class I
2025	$10.95	$54.76	1,224,460	$37,543,589	0.00%	0.30%	1.85%	12.30%	14.05%
2024	9.72	48.23	983,911	32,438,367	0.00%	0.30%	1.85%	11.15%	12.90%
2023	21.80	46.50	1,042,239	31,106,064	0.00%	0.30%	1.85%	11.25%	12.98%
2022	19.34	41.20	1,058,817	28,435,757	0.00%	0.30%	1.85%	(12.13)%	(10.76)%
2021	21.71	46.21	925,565	28,125,485	0.00%	0.30%	1.85%	23.49%	25.42%
Equity Index Class I
2025	$11.92	$115.10	6,162,049	$200,007,407	0.00%	0.30%	1.95%	15.28%	17.20%
2024	10.29	99.29	4,694,218	177,136,650	0.00%	0.30%	1.95%	22.24%	24.29%
2023	23.37	80.78	4,542,377	144,910,330	0.00%	0.30%	1.95%	23.51%	25.56%
2022	18.65	65.04	5,062,369	130,003,246	0.00%	0.30%	1.95%	(19.89)%	(18.55)%
2021	22.94	80.74	4,918,573	157,072,054	0.00%	0.30%	1.95%	25.89%	27.99%
Focused Growth Class I
2025	$12.08	$102.12	476,306	$20,790,952	0.00%	0.30%	1.95%	15.68%	17.60%
2024	10.40	88.02	362,661	17,759,308	0.00%	0.30%	1.95%	25.46%	27.56%
2023	27.45	69.94	360,689	14,394,927	0.00%	0.30%	1.95%	35.31%	37.55%
2022	19.99	51.54	359,360	10,550,365	0.00%	0.30%	1.95%	(35.08)%	(34.00)%
2021	30.35	79.14	385,041	17,365,436	0.00%	0.30%	1.95%	17.47%	19.43%
Growth Class I
2025	$11.63	$142.60	395,287	$16,921,335	0.00%	0.30%	1.85%	9.96%	11.68%
2024	10.55	129.10	333,928	15,834,461	0.00%	0.30%	1.85%	29.39%	31.42%
2023	27.68	99.33	337,346	12,710,656	0.00%	0.30%	1.85%	33.07%	35.14%
2022	20.52	74.31	343,826	9,695,403	0.00%	0.30%	1.85%	(32.47)%	(31.42)%
2021	29.98	109.55	334,741	13,897,672	0.00%	0.30%	1.85%	21.16%	23.05%
Hedged Equity Class I
2025	$10.72	$14.80	5,781,884	$74,393,826	0.00%	0.30%	1.85%	5.15%	6.79%
2024	10.16	13.96	5,142,873	64,432,438	0.00%	0.30%	1.85%	15.70%	17.52%
2023	10.69	11.14	3,442,449	37,423,803	0.00%	0.30%	1.85%	13.57%	15.34%
2022	9.42	9.66	2,037,766	19,383,117	0.00%	0.30%	1.85%	(9.22)%	(8.22)%
05/26/2021 - 12/31/2021	10.45	10.53	556,230	5,819,984	0.00%	0.30%	1.40%	3.91%	3.91%
Hedged Equity Class P (5)
05/22/2025 - 12/31/2025	$13.75	$13.75	42,533	$584,664	0.00%	0.45%	0.45%	9.76%	9.76%
Large-Cap Core Class I
2025	$11.46	$82.11	373,611	$12,666,328	0.00%	0.30%	1.85%	12.34%	14.09%
2024	10.17	72.76	317,662	10,839,240	0.00%	0.30%	1.85%	21.68%	23.59%
2023	12.91	59.53	258,508	7,683,720	0.00%	0.30%	1.85%	24.74%	26.55%
2022	16.37	47.51	254,575	6,198,639	0.00%	0.40%	1.85%	(22.07)%	(20.93)%
2021	20.72	60.69	264,278	8,192,654	0.00%	0.40%	1.85%	25.42%	27.25%
Large-Cap Growth Class I
2025	$11.67	$67.20	370,375	$14,773,936	0.00%	0.30%	1.85%	13.27%	15.04%
2024	10.27	58.68	335,720	14,623,071	0.00%	0.30%	1.85%	27.58%	29.58%
2023	26.54	45.49	372,882	12,752,976	0.00%	0.30%	1.85%	42.47%	44.68%
2022	18.38	31.58	397,294	9,518,997	0.00%	0.30%	1.85%	(39.04)%	(38.09)%
2021	29.75	51.24	415,540	16,226,435	0.00%	0.30%	1.85%	18.07%	19.91%
Large-Cap Plus Bond Alpha Class I (5)
09/19/2025 - 12/31/2025	$11.97	$11.97	1,608	$19,250	0.00%	1.20%	1.20%	2.24%	2.24%
Large-Cap Value Class I
2025	$10.69	$48.79	384,758	$9,924,734	0.00%	0.30%	1.85%	7.96%	9.64%
2024	9.87	44.54	382,274	9,634,430	0.00%	0.30%	1.85%	5.98%	7.64%
2023	18.62	41.42	405,249	9,896,975	0.00%	0.30%	1.85%	12.81%	14.57%
2022	16.28	36.19	424,028	9,203,853	0.00%	0.30%	1.85%	(8.34)%	(6.91)%
2021	17.53	38.91	405,244	9,548,572	0.00%	0.30%	1.85%	23.81%	25.74%
Mid-Cap Growth Class I
2025	$9.78	$44.97	373,380	$11,247,600	0.00%	0.30%	1.85%	0.35%	1.91%
2024	25.47	44.32	379,717	11,750,920	0.00%	0.30%	1.85%	0.59%	2.17%
2023	24.98	43.58	418,064	12,802,751	0.00%	0.30%	1.85%	17.43%	19.26%
2022	20.98	36.70	442,760	11,524,789	0.00%	0.30%	1.85%	(31.99)%	(30.93)%
2021	30.44	53.38	451,793	17,238,136	0.00%	0.30%	1.85%	14.53%	16.32%
Mid-Cap Plus Bond Alpha Class I
2025	$10.82	$75.81	278,933	$8,199,853	0.00%	0.30%	1.85%	7.02%	8.69%
2024	10.07	70.52	296,113	8,514,568	0.00%	0.30%	1.85%	12.83%	14.60%
2023	18.96	62.22	252,522	6,946,587	0.00%	0.30%	1.85%	13.24%	15.00%
2022	16.52	54.70	282,187	6,832,953	0.00%	0.30%	1.85%	(18.77)%	(17.50)%
2021	20.07	67.03	260,678	7,842,888	0.00%	0.30%	1.85%	14.27%	16.05%

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Mid-Cap Value Class I
2025	$10.75	$60.18	356,592	$8,286,472	0.00%	0.30%	1.85%	9.11%	10.82%
2024	9.83	54.36	268,844	7,272,298	0.00%	0.30%	1.85%	8.27%	9.97%
2023	18.35	49.48	270,177	6,933,792	0.00%	0.30%	1.85%	14.26%	16.04%
2022	15.81	42.68	234,963	5,312,416	0.00%	0.30%	1.85%	(8.96)%	(7.54)%
2021	17.10	46.21	274,608	6,868,136	0.00%	0.30%	1.85%	24.71%	26.65%
QQQ Plus Bond Alpha Class I (5)
03/27/2025 - 12/31/2025	$12.39	$12.57	9,484	$118,361	0.00%	0.30%	1.50%	26.37%	26.37%
Small-Cap Equity Class I
2025	$10.71	$42.40	719,160	$12,654,907	0.00%	0.30%	1.85%	5.86%	7.51%
2024	10.08	39.87	393,355	8,399,766	0.00%	0.30%	1.85%	7.68%	9.37%
2023	15.35	36.86	274,075	5,819,047	0.00%	0.30%	1.85%	10.90%	12.63%
2022	13.66	33.09	181,185	3,512,107	0.00%	0.30%	1.85%	(14.51)%	(13.18)%
2021	15.76	38.53	143,248	3,232,303	0.00%	0.30%	1.85%	24.14%	26.08%
Small-Cap Growth Class I
2025	$11.13	$39.48	240,537	$5,654,325	0.00%	0.30%	1.85%	9.94%	11.66%
2024	10.09	35.51	244,891	5,514,464	0.00%	0.30%	1.85%	4.59%	6.23%
2023	21.35	36.32	273,103	6,352,276	0.00%	0.30%	1.85%	12.11%	13.86%
2022	19.02	31.93	285,450	5,868,956	0.00%	0.30%	1.85%	(31.21)%	(30.13)%
2021	27.60	45.75	290,913	8,654,324	0.00%	0.30%	1.85%	(0.17)%	1.39%
Small-Cap Index Class I
2025	$11.20	$55.59	655,464	$15,692,250	0.00%	0.30%	1.85%	10.16%	11.88%
2024	10.13	49.74	650,982	15,354,539	0.00%	0.30%	1.85%	8.79%	10.50%
2023	15.73	45.06	658,789	14,489,415	0.00%	0.30%	1.85%	14.08%	15.85%
2022	13.60	38.93	597,589	11,466,965	0.00%	0.30%	1.85%	(22.31)%	(21.10)%
2021	17.27	49.39	569,876	14,274,986	0.00%	0.30%	1.85%	12.14%	13.89%
Small-Cap Plus Bond Alpha Class I
2025	$11.15	$11.15	369	$4,113	0.00%	1.50%	1.50%	10.82%	10.82%
11/14/2024 - 12/31/2024	10.07	10.07	369	3,711	0.00%	1.50%	1.50%	(4.70)%	(4.70)%
Small-Cap Value Class I
2025	$10.61	$57.18	210,476	$4,804,723	0.00%	0.30%	1.85%	3.77%	5.39%
2024	10.19	54.85	217,210	4,807,821	0.00%	0.30%	1.85%	4.23%	5.86%
2023	13.86	64.41	231,692	5,061,403	0.00%	0.30%	1.85%	5.56%	7.21%
2022	12.96	60.14	235,969	4,982,963	0.00%	0.30%	1.85%	(18.33)%	(17.06)%
2021	15.65	72.59	231,013	6,064,973	0.00%	0.30%	1.85%	33.12%	35.20%
Value Class I
2025	$11.57	$37.79	155,238	$4,108,715	0.00%	0.75%	1.85%	18.18%	19.49%
2024	19.90	31.63	166,518	3,837,858	0.00%	0.75%	1.85%	8.11%	9.31%
2023	18.36	28.93	161,227	3,477,741	0.00%	0.30%	1.85%	1.87%	3.46%
2022	14.42	28.09	170,340	3,604,670	0.00%	0.30%	1.85%	(2.35)%	(1.28)%
2021	18.37	28.45	136,265	3,061,129	0.00%	0.75%	1.85%	19.42%	20.74%
Value Advantage Class I
2025	$10.76	$29.80	159,049	$3,986,908	0.00%	0.30%	1.85%	7.56%	9.24%
2024	13.41	27.40	191,936	4,730,820	0.00%	0.30%	1.85%	14.36%	16.15%
2023	11.67	23.70	201,293	4,290,802	0.00%	0.30%	1.85%	7.60%	9.28%
2022	15.68	21.78	221,719	4,489,853	0.00%	0.30%	1.85%	(5.82)%	(4.35)%
2021	16.42	22.88	205,517	4,405,461	0.00%	0.30%	1.85%	26.17%	27.88%
Emerging Markets Class I
2025	$11.86	$61.52	435,439	$6,757,834	0.00%	0.30%	1.95%	30.79%	32.97%
2024	9.03	67.09	468,072	5,603,688	0.00%	0.30%	1.95%	(3.44)%	(1.82)%
2023	10.06	68.40	493,447	6,330,327	0.00%	0.30%	1.95%	6.85%	8.63%
2022	9.46	63.03	455,269	5,543,619	0.00%	0.30%	1.95%	(26.72)%	(25.50)%
2021	12.82	84.69	440,071	7,328,099	0.00%	0.30%	1.95%	(10.06)%	(8.56)%
International Equity Plus Bond Alpha Class I (5)
02/18/2025 - 12/31/2025	$12.68	$12.68	882	$11,182	0.00%	1.20%	1.20%	20.52%	20.52%
International Growth Class I
2025	$10.77	$11.39	62,170	$693,201	0.00%	0.30%	1.65%	20.98%	22.31%
2024	9.00	9.32	47,543	435,295	0.00%	0.30%	1.40%	5.89%	7.07%
2023	8.50	8.70	30,228	260,332	0.00%	0.30%	1.40%	12.16%	13.39%
2022	7.58	7.67	8,533	64,741	0.00%	0.30%	1.40%	(22.47)%	(22.47)%
12/14/2021 - 12/31/2021	9.79	9.79	1,001	9,808	0.00%	1.20%	1.20%	4.08%	4.08%

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
International Large-Cap Class I
2025	$11.11	$46.37	395,578	$8,644,098	0.00%	0.30%	1.95%	20.21%	22.21%
2024	9.20	37.98	349,468	6,836,344	0.00%	0.30%	1.95%	1.66%	3.36%
2023	16.37	36.79	399,225	7,745,562	0.00%	0.30%	1.95%	16.37%	18.30%
2022	13.89	31.13	458,444	7,546,129	0.00%	0.30%	1.95%	(16.83)%	(15.45)%
2021	16.68	36.85	479,212	9,422,292	0.00%	0.30%	1.95%	12.56%	14.43%
International Small-Cap Class I
2025	$11.31	$27.96	73,966	$1,415,142	0.00%	0.30%	1.95%	21.03%	23.04%
2024	12.85	22.83	78,043	1,228,245	0.00%	0.30%	1.95%	(2.91)%	(1.28)%
2023	13.15	23.23	88,386	1,430,935	0.00%	0.30%	1.95%	14.97%	16.88%
2022	11.37	19.97	101,885	1,425,344	0.00%	0.30%	1.95%	(18.69)%	(17.42)%
2021	13.90	24.26	102,893	1,750,333	0.00%	0.30%	1.95%	11.67%	13.42%
International Value Class I
2025	$13.45	$29.12	390,307	$7,696,374	0.00%	0.30%	1.85%	45.04%	47.30%
2024	9.49	19.79	294,493	4,159,501	0.00%	0.30%	1.85%	1.97%	3.58%
2023	9.26	19.13	349,386	4,794,888	0.00%	0.30%	1.85%	18.01%	19.85%
2022	7.81	15.97	357,460	4,094,109	0.00%	0.30%	1.85%	(3.07)%	(1.56)%
2021	8.02	16.24	423,676	5,106,907	0.00%	0.30%	1.85%	18.16%	20.00%
Health Sciences Class I
2025	$10.48	$90.95	812,336	$26,662,252	0.00%	0.30%	1.85%	14.16%	15.94%
2024	9.15	79.51	707,521	24,591,306	0.00%	0.30%	1.85%	2.12%	3.72%
2023	18.14	77.71	744,638	25,740,550	0.00%	0.30%	1.85%	1.53%	3.11%
2022	17.77	76.38	820,339	27,867,227	0.00%	0.30%	1.85%	(7.53)%	(6.09)%
2021	19.11	82.43	854,149	31,511,533	0.00%	0.30%	1.85%	10.32%	12.05%
Real Estate Class I
2025	$9.60	$72.67	244,974	$4,811,626	0.00%	0.30%	1.85%	0.25%	1.82%
2024	9.51	72.16	276,915	5,483,816	0.00%	0.30%	1.85%	5.53%	7.19%
2023	13.16	68.07	327,891	6,322,880	0.00%	0.30%	1.85%	10.95%	12.67%
2022	11.80	61.08	329,616	5,786,859	0.00%	0.30%	1.85%	(27.00)%	(25.86)%
2021	16.07	83.30	342,557	8,382,994	0.00%	0.30%	1.85%	37.75%	39.90%
Technology Class I
2025	$13.14	$60.49	732,086	$29,776,937	0.00%	0.30%	1.85%	20.41%	22.29%
2024	10.88	50.12	600,621	26,097,059	0.00%	0.30%	1.85%	34.91%	37.03%
2023	19.62	37.05	624,870	20,529,721	0.00%	0.30%	1.85%	50.87%	53.22%
2022	12.95	24.50	609,979	13,198,996	0.00%	0.30%	1.85%	(37.23)%	(36.25)%
2021	20.54	38.93	586,941	20,152,017	0.00%	0.30%	1.85%	11.77%	13.52%
ESG Diversified Class I
2025	$11.06	$12.41	157,544	$1,942,655	0.00%	0.75%	1.65%	11.08%	12.08%
2024	9.91	11.11	154,563	1,710,133	0.00%	0.75%	1.65%	10.33%	11.33%
2023	9.87	10.00	185,770	1,855,269	0.00%	0.75%	1.65%	13.89%	14.92%
2022	8.63	8.74	215,846	1,884,148	0.00%	0.75%	1.65%	(17.96)%	(17.21)%
06/14/2021 - 12/31/2021	10.43	10.60	129,810	1,375,018	0.00%	0.75%	1.65%	4.50%	4.50%
ESG Diversified Growth Class I
2025	$11.22	$12.19	31,363	$368,785	0.00%	0.95%	1.50%	13.26%	13.77%
2024	9.93	10.71	20,829	220,876	0.00%	0.95%	1.40%	12.29%	12.52%
2023	9.40	9.44	15,215	143,504	0.00%	1.20%	1.40%	16.03%	16.26%
2022	8.10	8.12	15,221	123,553	0.00%	1.20%	1.40%	(19.22)%	(19.22)%
12/20/2021 - 12/31/2021	10.03	10.03	775	7,773	0.00%	1.40%	1.40%	3.64%	3.64%
Capital Appreciation Class I (5)
11/19/2025 - 12/31/2025	$9.94	$9.95	102,550	$1,019,811	0.00%	1.10%	1.30%	1.00%	1.00%
PSF Avantis Balanced Allocation Class I
2025	$11.36	$19.67	1,099,051	$17,675,827	0.00%	0.30%	1.85%	13.11%	14.87%
2024	9.98	17.13	1,049,040	15,636,590	0.00%	0.30%	1.85%	9.49%	11.21%
2023	9.88	15.40	1,137,938	15,610,369	0.00%	0.30%	1.85%	11.75%	13.49%
2022	8.79	13.57	1,085,875	13,598,087	0.00%	0.30%	1.85%	(16.55)%	(15.25)%
2021	10.48	16.01	955,947	14,834,277	0.00%	0.30%	1.85%	10.44%	12.16%
PSF Avantis Balanced Allocation Class P
2025	$13.47	$13.47	11,628	$156,600	0.00%	0.45%	0.45%	14.93%	14.93%
2024	11.72	11.72	12,371	144,962	0.00%	0.45%	0.45%	11.32%	11.32%
2023	10.53	10.53	13,137	138,283	0.00%	0.45%	0.45%	13.60%	13.60%
12/06/2022 - 12/31/2022	9.27	9.27	13,429	124,433	0.00%	0.45%	0.45%	(1.61)%	(1.61)%

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Pacific Dynamix - Conservative Growth Class I
2025	$10.85	$24.20	2,374,879	$40,048,429	0.00%	0.30%	1.85%	9.88%	11.60%
2024	9.84	21.87	2,512,848	39,770,858	0.00%	0.30%	1.85%	6.54%	8.21%
2023	9.52	20.38	2,789,572	41,587,539	0.00%	0.30%	1.85%	9.64%	11.35%
2022	8.63	18.46	2,936,979	40,483,390	0.00%	0.30%	1.85%	(15.94)%	(14.63)%
2021	10.22	21.81	3,087,697	50,537,140	0.00%	0.30%	1.85%	4.49%	6.12%
Pacific Dynamix - Moderate Growth Class I
2025	$11.15	$32.17	8,600,222	$159,788,558	0.00%	0.30%	1.85%	11.86%	13.60%
2024	9.94	28.56	8,301,901	147,821,306	0.00%	0.30%	1.85%	10.06%	11.79%
2023	9.78	27.93	8,908,403	148,054,772	0.00%	0.30%	1.85%	12.94%	14.70%
2022	8.62	24.43	8,930,868	135,517,383	0.00%	0.30%	1.85%	(17.24)%	(15.95)%
2021	10.35	27.19	8,966,797	169,827,302	0.00%	0.30%	1.85%	8.59%	10.29%
Pacific Dynamix - Moderate Growth Class P (5)
10/23/2025 - 12/31/2025	$13.11	$13.11	15,724	$206,116	0.00%	0.45%	0.45%	1.10%	1.10%
01/16/2024 - 02/06/2024	10.40	10.40	-	-	0.00%	0.45%	0.45%	1.89%	1.89%
Pacific Dynamix - Growth Class I
2025	$11.42	$46.48	13,233,062	$276,575,598	0.00%	0.30%	1.85%	14.36%	16.14%
2024	9.95	40.06	10,247,318	220,080,196	0.00%	0.30%	1.85%	11.80%	13.55%
2023	17.28	35.31	9,038,013	177,087,605	0.00%	0.30%	2.00%	14.67%	16.63%
2022	14.81	30.30	7,703,984	131,379,169	0.00%	0.30%	2.00%	(18.34)%	(16.94)%
2021	17.83	36.52	5,161,096	108,023,040	0.00%	0.30%	2.00%	12.07%	13.99%
Pacific Dynamix - Growth Class P
2025	$14.00	$14.00	2,858	$40,007	0.00%	0.45%	0.45%	16.20%	16.20%
2024	12.05	12.05	2,901	34,946	0.00%	0.45%	0.45%	13.61%	13.61%
2023	10.60	10.60	2,944	31,224	0.00%	0.45%	0.45%	16.69%	16.69%
07/01/2022 - 12/31/2022	9.09	9.09	2,989	27,160	0.00%	0.45%	0.45%	1.31%	1.31%
Pacific Dynamix - Aggressive Growth Class I
2025	$11.66	$13.24	66,212	$799,559	0.00%	0.30%	1.50%	17.53%	18.59%
07/01/2024 - 12/31/2024	11.10	11.16	8,329	92,508	0.00%	0.30%	1.20%	5.20%	5.20%
Portfolio Optimization Conservative Class I
2025	$10.57	$16.48	4,817,854	$64,930,378	0.00%	0.30%	2.00%	7.78%	9.62%
2024	9.74	15.05	4,834,528	60,907,160	0.00%	0.30%	2.00%	4.26%	6.06%
2023	9.28	14.20	5,342,001	64,237,318	0.00%	0.30%	2.00%	7.07%	8.90%
2022	8.61	13.06	6,555,593	73,297,660	0.00%	0.30%	2.00%	(15.37)%	(14.01)%
2021	10.11	15.18	6,673,193	88,029,123	0.00%	0.30%	2.00%	0.18%	1.80%
Portfolio Optimization Moderate-Conservative Class I
2025	$10.86	$19.85	5,248,207	$85,721,220	0.00%	0.40%	2.00%	9.84%	11.61%
2024	9.81	17.78	5,980,455	89,278,922	0.00%	0.40%	2.00%	6.25%	7.98%
2023	9.42	16.47	7,024,173	98,460,430	0.00%	0.40%	2.00%	8.87%	10.62%
2022	8.62	14.89	7,909,557	101,571,276	0.00%	0.30%	2.00%	(16.59)%	(15.16)%
2021	10.24	17.57	8,584,296	131,746,697	0.00%	0.30%	2.00%	4.18%	5.86%
Portfolio Optimization Moderate Class I
2025	$11.05	$23.62	18,744,524	$365,361,434	0.00%	0.30%	2.00%	11.03%	12.93%
2024	10.61	21.01	21,342,534	373,347,479	0.00%	0.30%	2.00%	9.00%	10.88%
2023	9.66	19.03	24,036,833	384,819,138	0.00%	0.30%	2.00%	11.63%	13.54%
2022	8.60	16.84	26,538,175	379,611,536	0.00%	0.30%	2.00%	(17.38)%	(15.97)%
2021	10.33	20.13	28,880,546	498,374,746	0.00%	0.30%	2.00%	7.02%	8.85%
Portfolio Optimization Growth Class I
2025	$11.24	$26.64	13,484,228	$296,105,108	0.00%	0.30%	2.00%	13.03%	14.96%
2024	9.86	23.19	15,517,073	302,534,911	0.00%	0.30%	2.00%	9.14%	11.03%
2023	13.81	20.91	17,452,635	310,581,034	0.00%	0.30%	2.00%	12.19%	14.11%
2022	12.22	18.34	19,477,020	307,764,715	0.00%	0.30%	2.00%	(18.52)%	(17.13)%
2021	14.90	22.32	20,865,222	403,162,654	0.00%	0.30%	2.00%	10.88%	12.78%
Portfolio Optimization Aggressive-Growth Class I
2025	$11.42	$28.89	3,312,295	$79,526,201	0.00%	0.40%	2.00%	14.76%	16.61%
2024	19.63	24.99	3,790,007	79,003,114	0.00%	0.40%	2.00%	10.13%	11.92%
2023	17.77	22.60	4,299,099	81,092,288	0.00%	0.40%	2.00%	13.67%	15.50%
2022	15.59	19.80	4,609,550	76,219,091	0.00%	0.40%	2.00%	(19.14)%	(17.83)%
2021	19.22	24.39	4,860,170	99,029,212	0.00%	0.40%	2.00%	13.39%	15.22%

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
American Funds IS American High-Income Trust Class 4
2025	$10.65	$16.79	312,570	$4,722,938	5.66%	0.30%	1.80%	6.01%	7.61%
2024	9.99	15.67	296,026	4,414,625	6.03%	0.30%	1.80%	7.43%	9.06%
2023	13.25	14.43	270,919	3,755,826	6.93%	0.30%	1.80%	10.35%	11.85%
2022	12.15	12.96	189,561	2,370,345	5.82%	0.30%	1.80%	(11.14)%	(9.80)%
2021	13.53	14.44	266,458	3,724,858	4.60%	0.30%	1.80%	6.41%	7.86%
American Funds IS Asset Allocation Class 1
2025	$14.81	$14.81	39,528	$585,522	3.03%	0.45%	0.45%	15.64%	15.64%
2024	12.81	12.81	22,846	292,654	3.37%	0.45%	0.45%	16.21%	16.21%
2023	11.02	11.02	12,623	139,147	2.49%	0.45%	0.45%	14.03%	14.03%
12/06/2022 - 12/31/2022	9.67	9.67	12,904	124,737	See Note (6)	0.45%	0.45%	(1.37)%	(1.37)%
American Funds IS Asset Allocation Class 4
2025	$11.47	$23.92	13,409,037	$256,699,561	1.82%	0.30%	1.85%	13.47%	15.24%
2024	10.07	20.85	13,751,785	242,190,526	2.00%	0.30%	1.85%	13.97%	15.76%
2023	10.10	18.10	13,774,133	215,400,282	1.99%	0.30%	2.00%	11.77%	13.68%
2022	8.97	15.99	14,627,779	208,030,483	1.66%	0.30%	2.00%	(15.37)%	(13.92)%
2021	10.53	18.66	15,374,587	259,202,114	1.35%	0.30%	2.00%	12.57%	14.50%
American Funds IS Capital Income Builder Class 1 (7)
2025
2024
04/25/2023 - 12/01/2023	$10.89	$10.89	-	$-	2.04%	0.45%	0.45%	1.44%	1.44%
American Funds IS Capital Income Builder Class 4
2025	$11.51	$19.39	449,944	$7,333,332	2.75%	0.30%	1.70%	18.13%	19.80%
2024	9.70	16.19	408,446	5,906,150	3.20%	0.30%	1.70%	8.07%	9.60%
2023	12.76	14.77	384,367	5,138,448	2.66%	0.30%	1.85%	6.77%	8.43%
2022	11.78	13.62	414,907	5,161,852	2.57%	0.30%	1.85%	(8.93)%	(7.65)%
2021	13.10	14.75	328,719	4,468,501	2.55%	0.30%	1.85%	12.75%	14.34%
American Funds IS Capital World Bond Class 4
2025	$9.10	$10.38	83,065	$812,442	2.81%	0.30%	1.70%	7.20%	8.71%
2024	8.49	9.65	87,396	792,019	1.81%	0.30%	1.70%	(4.96)%	(3.61)%
2023	8.93	10.01	100,213	945,266	0.00%	0.30%	1.85%	3.96%	5.58%
2022	8.49	9.48	108,933	975,943	0.21%	0.30%	1.85%	(19.35)%	(18.09)%
2021	10.52	11.57	121,629	1,344,382	1.57%	0.30%	1.85%	(6.92)%	(5.46)%
American Funds IS Capital World Growth and Income Class 1
2025	$15.48	$15.59	4,697	$72,824	1.73%	0.45%	0.60%	24.42%	24.60%
04/16/2024 - 12/31/2024	12.44	12.51	4,167	51,874	2.09%	0.45%	0.60%	8.51%	8.51%
American Funds IS Capital World Growth and Income Class 4
2025	$12.05	$25.74	213,034	$4,827,455	1.31%	0.30%	1.80%	22.24%	24.09%
2024	9.83	20.75	188,375	3,644,771	1.57%	0.30%	1.80%	11.66%	13.36%
2023	16.59	18.30	175,150	3,036,171	1.76%	0.30%	1.80%	18.51%	20.29%
2022	14.00	15.21	177,560	2,584,275	2.26%	0.30%	1.80%	(19.04)%	(17.82)%
2021	17.29	18.51	161,402	2,886,057	1.66%	0.30%	1.80%	12.42%	14.12%
American Funds IS Global Balanced Class 4
2025	$11.06	$18.66	155,072	$2,752,417	1.09%	0.30%	1.65%	15.04%	16.61%
2024	14.80	16.53	229,372	3,540,777	1.58%	0.30%	1.65%	4.57%	6.00%
2023	14.15	15.60	275,455	4,045,794	1.48%	0.30%	1.85%	11.60%	12.60%
2022	12.68	13.53	274,300	3,593,814	0.00%	0.75%	1.70%	(16.17)%	(15.37)%
2021	15.07	15.98	256,329	3,984,964	0.83%	0.30%	1.85%	8.60%	9.64%
American Funds IS Global Growth Class 1 (7)
2025
06/24/2024 - 11/06/2024	$11.54	$11.54	-	$-	0.00%	0.45%	0.45%	1.89%	1.89%
American Funds IS Global Growth Class 4
2025	$11.70	$31.25	228,078	$6,590,054	1.15%	0.30%	1.85%	19.12%	20.98%
2024	23.82	25.95	252,345	6,376,482	1.36%	0.30%	1.85%	11.30%	13.05%
2023	21.40	23.10	278,196	6,273,912	0.74%	0.30%	1.85%	20.06%	21.93%
2022	17.83	19.09	238,643	4,460,681	0.44%	0.30%	1.85%	(26.29)%	(25.14)%
2021	23.95	25.71	235,674	5,939,813	0.20%	0.30%	1.85%	14.01%	15.79%
American Funds IS Global Small Capitalization Class 4
2025	$10.99	$18.81	77,326	$1,307,792	0.21%	0.30%	1.65%	12.46%	13.99%
2024	14.56	16.51	72,377	1,104,172	0.82%	0.30%	1.65%	0.44%	1.81%
2023	14.50	16.21	88,945	1,341,436	0.03%	0.30%	1.85%	13.67%	15.44%
2022	12.55	14.04	121,298	1,592,265	0.00%	0.30%	1.85%	(30.98)%	(29.90)%
2021	18.18	20.03	135,846	2,559,606	0.00%	0.30%	1.85%	4.48%	6.11%

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
American Funds IS Growth Class 1
2025	$17.20	$17.33	48,934	$847,082	0.28%	0.45%	0.60%	19.81%	19.99%
2024	14.36	14.44	26,601	383,580	0.65%	0.45%	0.60%	31.37%	31.37%
2023	10.99	10.99	16,485	181,193	0.86%	0.45%	0.45%	38.19%	38.19%
12/06/2022 - 12/31/2022	7.95	7.95	7,907	62,892	5.32%	0.45%	0.45%	(3.34)%	(3.34)%
American Funds IS Growth Class 4
2025	$12.67	$54.00	2,305,080	$67,950,386	0.13%	0.30%	1.85%	17.73%	19.57%
2024	10.72	45.37	1,477,931	51,158,846	0.17%	0.30%	1.85%	28.88%	30.90%
2023	13.68	34.82	1,401,646	40,357,104	0.17%	0.30%	1.85%	35.62%	37.72%
2022	20.37	25.39	1,306,432	27,653,628	0.11%	0.30%	1.85%	(31.39)%	(30.32)%
2021	29.70	36.61	1,215,693	37,277,031	0.05%	0.30%	1.85%	19.45%	21.32%
American Funds IS Growth-Income Class 1
2025	$18.28	$18.28	7,768	$141,982	1.29%	0.45%	0.45%	17.84%	17.84%
2024	15.51	15.51	6,306	97,819	1.35%	0.45%	0.45%	23.98%	23.98%
2023	12.51	12.51	6,514	81,495	2.39%	0.45%	0.45%	25.90%	25.90%
08/25/2022 - 12/31/2022	9.94	9.94	1,895	18,834	3.73%	0.45%	0.45%	(4.24)%	(4.24)%
American Funds IS Growth-Income Class 4
2025	$11.90	$36.15	1,172,183	$27,365,293	0.76%	0.30%	1.85%	15.61%	17.42%
2024	10.26	30.92	815,170	21,241,207	0.95%	0.30%	1.85%	21.64%	23.55%
2023	20.78	25.14	787,489	17,082,465	1.16%	0.30%	1.85%	23.53%	25.45%
2022	16.82	20.13	870,853	15,202,170	1.09%	0.30%	1.85%	(18.23)%	(16.96)%
2021	20.57	24.35	842,439	17,877,271	0.94%	0.30%	1.85%	21.53%	23.31%
American Funds IS International Class 1
2025	$11.20	$11.20	3,777	$42,318	2.95%	0.45%	0.45%	26.47%	26.47%
08/21/2024 - 12/31/2024	8.86	8.86	1,129	10,002	3.74%	0.45%	0.45%	(7.16)%	(7.16)%
American Funds IS International Class 4
2025	$11.47	$18.13	223,812	$3,435,059	1.18%	0.30%	1.85%	24.09%	26.03%
2024	11.44	14.39	223,257	2,802,684	0.95%	0.30%	1.85%	1.03%	2.62%
2023	11.33	14.02	258,833	3,184,771	1.09%	0.30%	1.85%	13.45%	15.21%
2022	9.98	12.17	274,173	2,949,941	1.56%	0.30%	1.85%	(22.47)%	(21.26)%
2021	12.88	15.45	262,936	3,615,169	2.20%	0.30%	1.85%	(3.51)%	(2.01)%
American Funds IS International Growth and Income Class 1
2025	$13.78	$13.89	4,427	$61,340	2.99%	0.45%	0.60%	35.22%	35.22%
2024	10.21	10.27	2,300	23,585	2.70%	0.45%	0.60%	3.18%	3.18%
06/16/2023 - 12/31/2023	9.95	9.95	1,805	17,962	4.27%	0.45%	0.45%	3.92%	3.92%
American Funds IS International Growth and Income Class 4
2025	$12.36	$20.36	111,332	$1,810,668	2.45%	0.30%	1.70%	32.82%	34.69%
2024	9.29	15.11	112,985	1,406,949	2.30%	0.30%	1.70%	1.36%	2.80%
2023	11.69	14.70	129,803	1,586,684	2.21%	0.30%	1.85%	13.54%	15.31%
2022	10.14	12.75	163,003	1,740,263	2.77%	0.30%	1.85%	(17.07)%	(15.78)%
2021	12.23	15.14	163,875	2,095,505	2.71%	0.30%	1.85%	3.17%	4.78%
American Funds IS Managed Risk Asset Allocation Class P1 (7)
2025
2024
05/15/2023 - 12/08/2023	$9.96	$9.96	-	$-	3.64%	0.45%	0.45%	5.03%	5.03%
American Funds IS Managed Risk Asset Allocation Class P2
2025	$11.12	$18.35	962,919	$15,002,863	2.54%	0.30%	1.85%	9.63%	11.34%
2024	10.07	16.62	1,277,017	19,426,777	1.89%	0.30%	1.85%	12.51%	14.28%
2023	9.65	14.66	1,106,627	14,987,353	1.85%	0.30%	1.85%	8.22%	9.90%
2022	8.87	13.44	1,081,671	13,929,930	2.17%	0.30%	1.85%	(15.54)%	(14.23)%
2021	10.45	15.80	1,150,358	17,734,168	1.33%	0.30%	1.85%	10.44%	12.17%
American Funds IS New World Fund Class 1
2025	$11.84	$11.93	36,345	$433,411	1.63%	0.45%	0.60%	27.83%	28.03%
2024	9.27	9.32	28,532	265,761	1.89%	0.45%	0.60%	6.37%	6.37%
05/23/2023 - 12/31/2023	8.76	8.76	16,519	144,721	4.08%	0.45%	0.45%	7.96%	7.96%
American Funds IS New World Fund Class 4
2025	$11.78	$22.18	201,673	$3,735,564	0.91%	0.30%	1.85%	25.58%	27.54%
2024	13.59	17.39	217,436	3,220,933	1.17%	0.30%	1.85%	4.37%	6.01%
2023	13.02	16.40	224,849	3,142,973	1.21%	0.30%	1.85%	13.56%	15.32%
2022	11.46	14.23	243,539	2,970,798	1.12%	0.30%	1.85%	(23.68)%	(22.49)%
2021	15.02	18.35	244,309	3,871,527	0.68%	0.30%	1.85%	2.71%	4.32%

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
American Funds IS The Bond Fund of America Class 1
2025	$9.80	$9.87	22,303	$219,942	4.62%	0.45%	0.60%	6.92%	6.92%
2024	9.18	9.23	20,201	186,429	5.13%	0.45%	0.60%	1.04%	1.04%
2023	9.14	9.14	12,318	112,551	4.46%	0.45%	0.45%	4.73%	4.73%
08/25/2022 - 12/31/2022	8.72	8.72	9,138	79,724	See Note (6)	0.45%	0.45%	(3.58)%	(3.58)%
American Funds IS The Bond Fund of America Class 4
2025	$10.13	$11.73	665,302	$7,243,811	4.11%	0.30%	1.70%	5.18%	6.66%
2024	9.62	10.99	975,804	10,056,718	4.96%	0.30%	1.70%	(0.73)%	0.67%
2023	9.85	10.92	672,343	6,952,200	3.39%	0.30%	1.85%	2.81%	4.41%
2022	9.46	10.45	590,910	5,895,243	2.87%	0.30%	1.85%	(14.35)%	(13.01)%
2021	11.05	12.02	496,026	5,730,081	1.21%	0.30%	1.85%	(2.41)%	(0.88)%
American Funds IS U.S. Government Securities Class 1
2025	$9.79	$9.86	8,660	$85,185	4.71%	0.45%	0.60%	7.53%	7.53%
2024	9.12	9.17	6,833	62,600	5.27%	0.45%	0.60%	0.53%	0.53%
05/23/2023 - 12/31/2023	9.12	9.12	3,380	30,831	7.31%	0.45%	0.45%	1.41%	1.41%
American Funds IS U.S. Government Securities Class 4
2025	$9.84	$11.14	196,774	$2,066,744	3.90%	0.30%	1.70%	5.73%	7.22%
2024	9.31	10.39	205,175	2,032,704	3.73%	0.30%	1.70%	(1.26)%	0.14%
2023	9.43	10.38	237,910	2,360,782	3.66%	0.30%	1.70%	0.90%	2.31%
2022	9.34	10.15	274,241	2,664,028	3.20%	0.30%	1.80%	(12.69)%	(11.46)%
2021	10.70	11.46	355,799	3,932,121	0.93%	0.30%	1.85%	(2.55)%	(1.17)%
American Funds IS Washington Mutual Investors Class 1
2025	$17.89	$18.02	9,622	$172,594	1.75%	0.45%	0.60%	16.80%	16.97%
04/16/2024 - 12/31/2024	15.32	15.41	7,978	122,345	2.32%	0.45%	0.60%	13.42%	13.42%
American Funds IS Washington Mutual Investors Class 4
2025	$11.52	$28.37	706,301	$16,048,653	1.27%	0.30%	1.85%	14.76%	16.55%
2024	10.01	24.45	592,886	13,643,535	1.45%	0.30%	1.85%	16.66%	18.49%
2023	18.76	20.73	600,825	11,886,555	1.68%	0.30%	1.85%	14.84%	16.62%
2022	16.12	17.85	679,825	11,642,291	1.79%	0.30%	1.85%	(10.36)%	(8.96)%
2021	17.74	19.70	579,425	10,990,621	1.38%	0.30%	1.85%	25.18%	27.13%
BlackRock 60/40 Target Allocation ETF V.I. Class I
2025	$11.21	$21.51	1,716,929	$30,115,188	2.46%	0.30%	1.85%	13.57%	15.34%
2024	9.85	18.65	1,594,697	26,703,040	2.47%	0.30%	1.85%	9.58%	11.30%
2023	10.54	16.75	1,458,457	22,216,717	2.26%	0.30%	1.85%	13.50%	15.27%
2022	9.16	14.53	1,274,585	16,967,744	2.42%	0.30%	1.85%	(16.38)%	(15.08)%
2021	15.33	17.11	900,508	14,444,158	2.16%	0.30%	1.85%	10.16%	11.66%
BlackRock Capital Appreciation V.I. Class III
2025	$53.39	$73.21	10,864	$694,458	0.00%	0.75%	1.30%	10.33%	10.94%
2024	48.39	65.99	12,153	701,120	0.00%	0.75%	1.30%	30.22%	30.94%
2023	37.16	50.39	13,977	616,621	0.00%	0.75%	1.30%	46.68%	47.49%
2022	25.33	34.17	15,645	468,595	0.00%	0.75%	1.30%	(38.61)%	(38.28)%
2021	41.27	55.36	10,763	522,573	0.00%	0.75%	1.30%	19.33%	19.99%
BlackRock Global Allocation V.I. Class I (5)
12/12/2025 - 12/31/2025	$12.52	$12.52	3,426	$42,893	See Note (6)	0.45%	0.45%	1.06%	1.06%
BlackRock Global Allocation V.I. Class III
2025	$11.52	$24.48	5,298,671	$95,302,815	4.33%	0.30%	2.00%	17.15%	19.15%
2024	9.79	20.56	5,404,811	85,659,254	1.40%	0.30%	2.00%	6.76%	8.60%
2023	9.21	18.95	6,104,700	91,052,778	2.44%	0.30%	2.00%	10.27%	12.15%
2022	8.29	16.92	6,676,716	91,119,820	0.00%	0.30%	2.00%	(17.73)%	(16.32)%
2021	10.01	20.24	7,241,395	120,483,066	0.81%	0.30%	2.00%	4.31%	6.10%
BlackRock High Yield V.I. Class I
2025	$12.23	$12.23	6,517	$79,707	6.71%	0.45%	0.45%	8.73%	8.73%
08/16/2024 - 12/31/2024	11.25	11.25	2,449	27,550	6.87%	0.45%	0.45%	2.25%	2.25%
BlackRock S&P 500 Index V.I. Class I
2025	$18.16	$18.29	10,813	$197,106	1.49%	0.45%	0.60%	17.02%	17.02%
2024	15.52	15.52	5,248	81,436	1.29%	0.60%	0.60%	24.08%	24.08%
2023	12.51	12.51	5,464	68,334	1.37%	0.60%	0.60%	25.47%	25.47%
10/24/2022 - 12/31/2022	9.97	9.97	5,674	56,561	8.38%	0.60%	0.60%	1.34%	1.34%
BlackRock Small Cap Index V.I. Class I
2025	$11.12	$11.20	28,321	$316,829	1.01%	0.45%	0.60%	11.97%	12.14%
2024	9.93	9.99	27,333	272,752	2.01%	0.45%	0.60%	10.65%	10.81%
2023	8.98	9.02	24,187	217,906	2.86%	0.45%	0.60%	16.00%	16.00%
10/24/2022 - 12/31/2022	7.74	7.74	3,643	28,190	6.67%	0.60%	0.60%	1.01%	1.01%

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
BlackRock Total Return V.I. Class I
2025	$9.61	$9.61	6,407	$61,585	4.45%	0.60%	0.60%	7.38%	7.38%
04/16/2024 - 12/31/2024	8.95	8.95	6,516	58,327	4.51%	0.60%	0.60%	4.06%	4.06%
DFA VA Equity Allocation Institutional Class
2025	$16.34	$16.34	1,204	$19,675	2.03%	0.45%	0.45%	19.41%	19.41%
11/06/2024 - 12/31/2024	13.69	13.69	1,291	17,674	11.86%	0.45%	0.45%	(3.08)%	(3.08)%
DFA VA Global Bond Institutional Class
2025	$10.48	$10.48	3,697	$38,730	4.81%	0.45%	0.45%	3.88%	3.88%
2024	10.08	10.08	3,139	31,652	4.04%	0.45%	0.45%	4.91%	4.91%
08/22/2023 - 12/31/2023	9.61	9.61	3,951	37,977	19.01%	0.45%	0.45%	1.92%	1.92%
DFA VA Global Moderate Allocation Institutional Class (5)
01/30/2025 - 12/31/2025	$14.08	$14.08	5,986	$84,309	2.86%	0.45%	0.45%	11.42%	11.42%
DFA VA International Small Institutional Class (5)
06/09/2025 - 12/31/2025	$14.26	$14.26	4,042	$57,616	7.48%	0.45%	0.45%	13.61%	13.61%
DFA VA International Value Institutional Class
2025	$19.30	$19.44	19,924	$386,254	4.53%	0.45%	0.60%	44.77%	44.99%
2024	13.33	13.41	15,985	213,727	6.28%	0.45%	0.60%	6.14%	6.14%
08/30/2023 - 12/31/2023	12.63	12.63	2,821	35,642	18.50%	0.45%	0.45%	4.84%	4.84%
DFA VA Short-Term Fixed Institutional Class
2025	$11.15	$11.15	49,676	$553,906	6.97%	0.45%	0.45%	3.86%	3.86%
2024	10.74	10.74	12,561	134,849	4.65%	0.45%	0.45%	5.01%	5.01%
04/13/2023 - 12/31/2023	10.22	10.22	11,264	115,162	8.33%	0.45%	0.45%	3.29%	3.29%
DFA VA US Large Value Institutional Class
2025	$16.09	$16.21	65,709	$1,064,827	2.57%	0.45%	0.60%	15.13%	15.31%
2024	13.98	14.06	33,669	473,102	2.43%	0.45%	0.60%	12.87%	12.87%
2023	12.46	12.46	25,057	312,106	5.05%	0.45%	0.45%	10.43%	10.43%
12/06/2022 - 12/31/2022	11.28	11.28	5,743	64,779	See Note (6)	0.45%	0.45%	(0.83)%	(0.83)%
DFA VA US Targeted Value Institutional Class
2025	$16.11	$16.11	7,992	$128,756	2.46%	0.45%	0.45%	8.46%	8.46%
11/18/2024 - 12/31/2024	14.85	14.85	257	3,816	11.24%	0.45%	0.45%	(3.80)%	(3.80)%
Fidelity VIP Consumer Discretionary Initial Class
2025	$13.55	$13.55	5,566	$75,413	0.07%	0.45%	0.45%	6.32%	6.32%
2024	12.74	12.74	5,640	71,868	0.05%	0.45%	0.45%	24.15%	24.15%
08/22/2023 - 12/31/2023	10.26	10.26	5,506	56,517	0.30%	0.45%	0.45%	11.69%	11.69%
Fidelity VIP Contrafund Initial Class
2025	$19.01	$19.15	48,745	$931,046	0.18%	0.45%	0.60%	20.75%	20.94%
2024	15.74	15.83	34,213	540,210	0.24%	0.45%	0.60%	33.19%	33.19%
05/15/2023 - 12/31/2023	11.89	11.89	4,280	50,878	0.88%	0.45%	0.45%	18.73%	18.73%
Fidelity VIP Contrafund Service Class 2
2025	$12.37	$53.22	2,457,533	$75,208,057	0.00%	0.30%	1.85%	18.98%	20.83%
2024	10.36	44.24	1,565,646	58,787,001	0.03%	0.30%	1.85%	30.99%	33.05%
2023	13.38	33.40	1,392,098	42,637,463	0.26%	0.30%	1.85%	30.69%	32.72%
2022	18.02	25.28	1,445,878	33,794,093	0.27%	0.30%	1.85%	(27.83)%	(26.71)%
2021	24.64	34.65	1,366,969	44,036,527	0.03%	0.30%	1.85%	25.17%	27.13%
Fidelity VIP Emerging Markets Initial Class
2025	$11.73	$11.73	4,277	$50,189	1.91%	0.45%	0.45%	40.57%	40.57%
02/21/2024 - 12/31/2024	8.35	8.35	2,059	17,193	3.01%	0.45%	0.45%	10.67%	10.67%
Fidelity VIP Energy Initial Class
2025	$25.04	$25.23	5,770	$144,903	2.22%	0.45%	0.60%	9.92%	10.09%
01/03/2024 - 12/31/2024	22.78	22.92	5,744	131,149	2.88%	0.45%	0.60%	1.38%	1.38%
Fidelity VIP Extended Market Index Initial Class
2025	$12.75	$12.75	12,875	$164,098	1.74%	0.45%	0.45%	11.82%	11.82%
02/21/2024 - 12/31/2024	11.40	11.40	1,574	17,944	1.26%	0.45%	0.45%	12.01%	12.01%
Fidelity VIP FundsManager 60% Investor Class
2025	$12.84	$12.84	1,172,589	$15,050,806	2.39%	1.00%	1.00%	14.56%	14.56%
2024	11.20	11.20	1,068,507	11,971,967	2.43%	1.00%	1.00%	8.48%	8.48%
07/25/2023 - 12/31/2023	10.33	10.33	659,492	6,811,645	7.44%	1.00%	1.00%	3.63%	3.63%
Fidelity VIP FundsManager 60% Service Class 2
2025	$11.14	$26.41	2,687,064	$47,262,987	2.10%	0.30%	1.85%	13.39%	15.16%
2024	9.79	22.96	2,576,899	42,878,154	1.96%	0.30%	1.85%	7.43%	9.12%
2023	9.88	21.06	2,597,790	42,017,796	2.21%	0.30%	1.85%	11.99%	13.73%
2022	8.77	18.53	2,574,726	38,488,862	1.72%	0.30%	1.85%	(16.80)%	(15.50)%
2021	10.48	21.96	2,291,982	42,854,738	0.97%	0.30%	1.85%	10.15%	11.76%

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Fidelity VIP Government Money Market Initial Class
2025	$11.31	$11.40	80,579	$918,077	4.04%	0.45%	0.60%	3.67%	3.67%
2024	10.93	10.99	82,564	907,500	4.97%	0.45%	0.60%	4.48%	4.64%
04/24/2023 - 12/31/2023	10.46	10.50	80,627	843,618	4.97%	0.45%	0.60%	3.16%	3.16%
Fidelity VIP Government Money Market Service Class
2025	$9.66	$11.79	4,328,912	$45,534,901	3.96%	0.30%	1.95%	2.03%	3.73%
2024	9.47	11.37	3,300,580	33,559,982	4.88%	0.30%	1.95%	2.97%	4.69%
2023	9.20	10.86	3,392,793	33,060,258	4.71%	0.30%	1.95%	2.78%	4.49%
2022	8.95	10.39	2,789,343	26,209,928	1.42%	0.30%	1.95%	(0.59)%	1.06%
2021	9.00	10.28	1,980,259	18,771,461	0.01%	0.30%	1.95%	(1.92)%	(0.29)%
Fidelity VIP Growth Opportunities Initial Class (5)
09/18/2025 - 12/31/2025	$14.98	$14.98	3,765	$56,405	0.00%	0.45%	0.45%	1.44%	1.44%
Fidelity VIP Index 500 Initial Class
2025	$18.18	$18.31	15,288	$279,643	1.16%	0.45%	0.60%	17.07%	17.25%
2024	15.53	15.62	15,976	249,290	1.87%	0.45%	0.60%	24.33%	24.33%
06/16/2023 - 12/31/2023	12.56	12.56	4,005	50,310	3.14%	0.45%	0.45%	8.76%	8.76%
Fidelity VIP Investment Grade Bond Initial Class
2025	$9.79	$9.87	106,096	$1,045,557	4.04%	0.45%	0.60%	6.58%	6.74%
2024	9.19	9.24	85,606	790,350	4.39%	0.45%	0.60%	1.33%	1.33%
06/16/2023 - 12/31/2023	9.12	9.12	26,617	242,804	6.55%	0.45%	0.45%	3.08%	3.08%
Fidelity VIP Strategic Income Service Class 2
2025	$10.57	$14.83	718,532	$9,235,266	3.80%	0.30%	1.80%	6.64%	8.25%
2024	9.86	13.71	624,397	7,725,822	3.68%	0.30%	1.80%	3.88%	5.46%
2023	11.29	13.01	570,883	6,768,246	4.54%	0.30%	1.80%	7.24%	8.85%
2022	10.53	11.97	523,668	5,760,791	3.29%	0.30%	1.80%	(13.09)%	(11.78)%
2021	12.11	13.58	614,445	7,729,030	2.60%	0.30%	1.85%	1.69%	3.22%
Fidelity VIP Value Strategies Initial Class
2025	$15.83	$15.83	5,191	$82,152	1.22%	0.45%	0.45%	7.50%	7.50%
11/06/2024 - 12/31/2024	14.72	14.72	1,763	25,954	6.57%	0.45%	0.45%	(5.12)%	(5.12)%
First Trust Dorsey Wright Tactical Core Class I
2025	$10.89	$18.67	133,965	$2,116,122	0.87%	0.30%	1.85%	7.68%	9.36%
2024	10.08	17.08	147,382	2,252,675	0.91%	0.30%	1.85%	10.46%	12.19%
2023	13.16	15.22	151,162	2,085,898	2.01%	0.30%	1.85%	9.25%	10.07%
2022	12.05	12.71	146,775	1,846,824	1.51%	0.30%	1.85%	(18.57)%	(17.96)%
2021	14.80	15.50	182,763	2,800,341	0.39%	1.10%	1.85%	11.95%	12.63%
First Trust/Dow Jones Dividend & Income Allocation Class I
2025	$10.06	$22.79	2,400,374	$40,397,633	2.37%	0.30%	1.85%	3.37%	4.99%
2024	9.70	21.77	2,589,924	44,044,272	2.33%	0.30%	1.85%	4.06%	5.69%
2023	9.88	20.66	2,970,840	49,495,656	2.24%	0.30%	1.85%	8.49%	10.18%
2022	9.06	18.81	3,096,757	48,883,336	1.42%	0.30%	1.85%	(13.81)%	(12.46)%
2021	10.45	21.55	3,026,924	56,180,043	0.95%	0.30%	1.85%	10.19%	11.91%
Franklin Allocation VIP Class 2
2025	$22.38	$24.96	6,335	$153,319	1.93%	0.75%	1.30%	11.14%	11.76%
2024	20.14	22.34	6,335	137,356	1.93%	0.75%	1.30%	7.73%	8.33%
2023	18.69	20.62	8,853	177,644	1.45%	0.75%	1.30%	13.14%	13.76%
2022	16.52	18.13	8,823	155,832	1.54%	0.75%	1.30%	(17.08)%	(16.63)%
2021	19.93	21.74	8,193	173,825	1.73%	0.75%	1.30%	10.24%	10.85%
Franklin Allocation VIP Class 4
2025	$10.81	$23.10	869,790	$13,665,374	1.70%	0.30%	1.85%	10.47%	12.19%
2024	9.76	20.86	828,635	12,571,307	1.86%	0.30%	1.85%	6.88%	8.56%
2023	9.84	19.47	873,069	12,841,454	1.28%	0.30%	1.85%	12.53%	14.28%
2022	8.70	17.26	834,517	11,519,231	1.49%	0.30%	1.85%	(17.73)%	(16.44)%
2021	10.52	20.92	825,709	14,177,915	1.57%	0.30%	1.85%	9.49%	11.20%
Franklin Income VIP Class 2
2025	$10.75	$17.74	881,256	$14,015,507	4.96%	0.30%	1.85%	10.50%	12.22%
2024	9.70	15.81	908,491	13,091,897	5.31%	0.30%	1.85%	5.23%	6.88%
2023	12.91	14.79	859,181	11,703,084	5.24%	0.30%	1.85%	6.64%	8.30%
2022	12.11	13.66	895,553	11,369,908	4.77%	0.30%	1.85%	(7.20)%	(5.76)%
2021	13.05	14.49	830,074	11,293,268	4.66%	0.30%	1.85%	14.62%	16.40%

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Franklin Mutual Global Discovery VIP Class 2
2025	$11.63	$32.76	144,963	$3,650,720	1.82%	0.75%	1.85%	21.08%	22.42%
2024	17.68	26.76	177,057	3,645,601	1.64%	0.75%	1.85%	2.73%	3.87%
2023	17.18	25.76	199,790	3,984,403	2.37%	0.30%	1.85%	18.11%	19.41%
2022	14.53	21.57	255,792	4,246,970	1.31%	0.30%	1.85%	(6.49)%	(5.46)%
2021	15.51	22.82	279,626	4,924,319	2.56%	0.30%	1.85%	16.95%	18.24%
Franklin Rising Dividends VIP Class 1
2025	$15.25	$15.36	16,077	$245,988	1.01%	0.45%	0.60%	11.38%	11.55%
2024	13.69	13.77	16,160	221,850	0.96%	0.45%	0.60%	10.54%	10.54%
2023	12.46	12.46	1,292	16,104	1.12%	0.45%	0.45%	11.89%	11.89%
08/25/2022 - 12/31/2022	11.14	11.14	1,270	14,146	0.00%	0.45%	0.45%	(1.31)%	(1.31)%
Franklin Rising Dividends VIP Class 2
2025	$10.77	$36.35	412,447	$12,213,482	0.81%	0.30%	1.85%	9.76%	11.47%
2024	9.79	32.76	416,400	12,186,721	1.05%	0.30%	1.85%	8.74%	10.45%
2023	21.23	29.80	461,507	12,477,633	0.94%	0.30%	1.85%	10.03%	11.74%
2022	19.04	26.88	513,673	12,527,581	0.80%	0.30%	1.85%	(12.21)%	(10.84)%
2021	21.40	30.39	522,340	14,450,250	0.84%	0.30%	1.85%	24.47%	26.41%
Franklin Small Cap Value VIP Class 1
2025	$13.62	$13.72	15,001	$204,775	1.25%	0.45%	0.60%	7.26%	7.42%
01/03/2024 - 12/31/2024	12.70	12.77	15,096	192,031	0.97%	0.45%	0.60%	14.83%	14.83%
Franklin Small-Mid Cap Growth VIP Class 1
2025	$9.51	$9.51	3,100	$29,480	0.00%	0.60%	0.60%	2.09%	2.09%
04/16/2024 - 12/31/2024	9.31	9.31	2,210	20,587	0.00%	0.60%	0.60%	9.75%	9.75%
Templeton Global Bond VIP Class 2
2025	$7.61	$10.94	377,538	$3,080,868	0.00%	0.30%	1.85%	13.61%	15.38%
2024	6.69	9.52	406,503	2,908,195	0.00%	0.30%	1.85%	(13.01)%	(11.64)%
2023	7.68	10.82	437,493	3,567,811	0.00%	0.30%	1.85%	1.00%	2.58%
2022	7.59	10.60	521,452	4,175,712	0.00%	0.30%	1.85%	(6.69)%	(5.23)%
2021	8.12	11.24	643,218	5,510,416	0.00%	0.30%	1.85%	(6.73)%	(5.28)%
Goldman Sachs VIT Large Cap Value Institutional Shares
2025	$16.09	$16.09	1,679	$27,013	1.09%	0.45%	0.45%	10.39%	10.39%
11/06/2024 - 12/31/2024	14.58	14.58	1,800	26,248	8.90%	0.45%	0.45%	(4.04)%	(4.04)%
Invesco V.I. International Growth Series II
2025	$10.27	$17.31	107,240	$1,350,768	0.07%	0.30%	1.60%	13.70%	15.18%
2024	9.03	15.03	61,980	793,431	0.35%	0.30%	1.60%	(3.38)%	(2.11)%
2023	12.85	15.35	60,384	810,840	0.30%	0.30%	1.65%	18.73%	20.28%
2022	10.82	12.76	63,695	717,693	0.00%	0.30%	1.70%	(28.39)%	(27.38)%
2021	15.00	17.57	79,709	1,244,113	0.00%	0.30%	1.85%	8.37%	9.79%
Invesco V.I. American Value Series I
2025	$20.65	$20.80	13,732	$284,329	0.47%	0.45%	0.60%	20.28%	20.46%
01/03/2024 - 12/31/2024	17.17	17.27	13,910	239,335	1.27%	0.45%	0.60%	32.00%	32.00%
Invesco V.I. Balanced-Risk Allocation Series II
2025	$10.07	$25.56	1,537,912	$20,121,007	8.36%	0.30%	2.00%	6.54%	8.36%
2024	9.38	23.66	1,509,524	19,333,911	6.30%	0.30%	2.00%	1.50%	3.25%
2023	9.18	22.98	1,356,304	17,791,548	0.00%	0.30%	2.00%	4.30%	6.08%
2022	8.74	21.73	1,441,727	18,801,850	7.56%	0.30%	2.00%	(16.21)%	(14.77)%
2021	10.36	25.57	1,313,865	20,963,754	3.02%	0.30%	2.00%	7.10%	8.61%
Invesco V.I. Discovery Mid Cap Growth Series I
2025	$10.89	$10.89	7,058	$76,891	0.00%	0.45%	0.45%	4.32%	4.32%
08/21/2024 - 12/31/2024	10.44	10.44	1,088	11,366	0.00%	0.45%	0.45%	8.64%	8.64%
Invesco V.I. Equity and Income Series II
2025	$11.09	$20.91	190,840	$3,343,076	1.97%	0.75%	1.70%	10.62%	11.68%
2024	10.01	18.73	165,364	2,912,571	1.75%	0.75%	1.70%	10.01%	11.07%
2023	15.99	16.86	136,473	2,272,734	1.79%	0.75%	1.70%	8.39%	9.42%
2022	14.75	15.47	132,691	2,027,098	1.65%	0.75%	1.80%	(9.36)%	(8.40)%
2021	16.13	16.96	129,021	2,152,374	1.71%	0.75%	1.85%	16.36%	17.47%
Invesco V.I. Global Real Estate Series II
2025	$9.51	$12.29	97,941	$1,037,085	1.69%	0.30%	1.85%	5.64%	7.29%
2024	8.97	11.46	112,093	1,123,711	2.25%	0.30%	1.85%	(3.91)%	(2.40)%
2023	9.48	11.74	133,623	1,371,595	1.29%	0.30%	1.85%	6.84%	8.50%
2022	8.88	10.82	118,114	1,126,345	2.45%	0.30%	1.85%	(26.51)%	(25.44)%
2021	12.08	13.31	192,014	2,453,296	2.75%	0.40%	1.85%	23.15%	24.94%

 SEPARATE ACCOUNT A

 NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Invesco V.I. Global Series II
2025	$11.23	$27.26	91,675	$2,072,084	0.00%	0.30%	1.80%	12.96%	14.67%
2024	9.91	23.77	104,630	2,176,236	0.00%	0.30%	1.80%	13.71%	15.43%
2023	14.22	20.59	105,262	1,915,748	0.00%	0.30%	1.80%	32.06%	34.04%
2022	13.27	15.36	104,197	1,432,726	0.00%	0.30%	1.80%	(33.15)%	(32.14)%
2021	19.85	22.64	104,537	2,139,474	0.00%	0.30%	1.85%	13.12%	14.83%
Invesco V.I. Main Street Small Cap Fund Series I
2025	$12.98	$12.98	4,434	$57,559	0.59%	0.45%	0.45%	8.21%	8.21%
08/16/2024 - 12/31/2024	12.00	12.00	1,350	16,195	0.00%	0.45%	0.45%	4.57%	4.57%
Invesco V.I. Technology Series I
2025	$14.66	$14.77	34,201	$502,724	0.00%	0.45%	0.60%	19.75%	19.93%
2024	12.24	12.31	33,914	416,089	0.00%	0.45%	0.60%	33.66%	33.66%
2023	9.21	9.21	1,890	17,408	0.00%	0.45%	0.45%	46.29%	46.29%
07/01/2022 - 12/31/2022	6.30	6.30	1,918	12,079	0.00%	0.45%	0.45%	(9.89)%	(9.89)%
Janus Henderson Balanced Service Shares
2025	$11.33	$31.25	27,717,210	$559,001,146	1.72%	0.30%	1.85%	12.72%	14.48%
2024	10.01	27.32	26,004,395	509,979,220	1.75%	0.30%	1.85%	13.02%	14.80%
2023	10.24	23.82	25,946,171	470,993,618	1.81%	0.30%	1.85%	13.03%	14.79%
2022	9.01	20.78	24,154,199	409,347,459	1.11%	0.30%	1.85%	(18.14)%	(16.87)%
2021	10.95	25.02	21,201,007	458,561,186	0.69%	0.30%	1.85%	14.77%	16.56%
Janus Henderson Enterprise Institutional Shares
2025	$13.60	$13.60	147	$2,003	0.20%	0.45%	0.45%	7.19%	7.19%
11/18/2024 - 12/31/2024	12.69	12.69	154	1,960	1.07%	0.45%	0.45%	(1.20)%	(1.20)%
Janus Henderson Flexible Bond Service Shares
2025	$10.06	$11.71	212,782	$2,293,449	4.41%	0.30%	1.85%	5.26%	6.90%
2024	9.55	10.95	228,381	2,325,850	4.06%	0.30%	1.85%	(0.25)%	1.32%
2023	9.58	10.81	259,548	2,634,524	3.63%	0.30%	1.85%	3.37%	4.98%
2022	9.27	10.30	242,745	2,370,696	1.93%	0.30%	1.85%	(15.48)%	(14.16)%
2021	10.96	11.99	282,188	3,244,916	1.85%	0.30%	1.85%	(2.93)%	(1.41)%
LVIP American Century Inflation Protection Standard Class II
2025	$10.77	$10.81	4,736	$51,150	7.94%	0.45%	0.60%	6.12%	6.12%
2024	10.16	10.19	4,192	42,703	5.65%	0.45%	0.60%	1.36%	1.36%
06/16/2023 - 12/31/2023	10.05	10.05	5,486	55,155	5.24%	0.45%	0.45%	1.22%	1.22%
LVIP American Century Mid Cap Value Standard Class II
2025	$14.36	$14.36	1,814	$26,035	2.13%	0.45%	0.45%	8.51%	8.51%
08/08/2024 - 12/31/2024	13.23	13.23	664	8,789	5.15%	0.45%	0.45%	2.94%	2.94%
LVIP American Century Mid Cap Value Service Class
2025	$10.48	$29.80	193,326	$5,138,186	1.57%	0.30%	1.85%	6.84%	8.50%
2024	9.75	27.66	218,926	5,459,529	2.43%	0.30%	1.85%	6.52%	8.20%
2023	15.92	25.77	223,566	5,219,531	2.16%	0.30%	1.85%	4.09%	5.71%
2022	15.09	24.58	239,915	5,358,088	2.12%	0.30%	1.85%	(3.19)%	(1.68)%
2021	15.38	25.20	218,165	5,029,076	1.04%	0.30%	1.85%	20.76%	22.40%
LVIP JPMorgan Core Bond Standard Class
2025	$9.84	$9.84	13,128	$129,125	3.94%	0.45%	0.45%	6.92%	6.92%
11/06/2024 - 12/31/2024	9.20	9.20	1,981	18,220	28.10%	0.45%	0.45%	(0.09)%	(0.09)%
LVIP JPMorgan Mid Cap Value Standard Class (5)
02/7/2025 - 12/31/2025	$14.57	$14.57	2,596	$37,816	1.26%	0.45%	0.45%	1.72%	1.72%
Western Asset Core Plus VIT Class I
2025	$9.20	$9.20	3,503	$32,228	4.57%	0.45%	0.45%	7.26%	7.26%
08/16/2024 - 12/31/2024	8.58	8.58	3,662	31,408	26.50%	0.45%	0.45%	(2.71)%	(2.71)%
Lord Abbett Bond Debenture Class VC
2025	$10.54	$16.67	409,363	$5,781,489	5.84%	0.30%	1.85%	6.34%	8.00%
2024	9.88	15.45	417,810	5,639,474	5.75%	0.30%	1.85%	4.75%	6.40%
2023	12.00	14.53	389,007	4,991,876	5.24%	0.30%	1.85%	4.60%	6.23%
2022	11.42	13.69	359,104	4,381,921	3.89%	0.30%	1.85%	(14.40)%	(13.06)%
2021	13.00	15.77	448,435	6,380,824	3.17%	0.30%	1.85%	1.38%	2.97%
Lord Abbett Total Return Class VC
2025	$10.25	$14.02	485,524	$5,560,586	4.77%	0.30%	1.85%	5.22%	6.86%
2024	9.68	13.18	495,569	5,390,991	4.77%	0.30%	1.85%	0.77%	2.35%
2023	9.70	12.94	484,104	5,183,695	4.08%	0.30%	1.85%	4.39%	6.02%
2022	9.29	12.26	539,214	5,483,421	3.24%	0.30%	1.85%	(15.62)%	(14.30)%
2021	11.01	14.37	586,358	7,001,997	1.89%	0.30%	1.85%	(2.07)%	(0.54)%

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
MFS International Growth - Initial Class
2025	$13.33	$13.33	6,321	$84,249	1.04%	0.45%	0.45%	20.57%	20.57%
11/06/2024 - 12/31/2024	11.05	11.05	2,349	25,961	0.00%	0.45%	0.45%	(3.19)%	(3.19)%
MFS Massachusetts Investors Growth Stock - Service Class
2025	$32.88	$33.60	19,277	$644,375	0.02%	0.75%	0.95%	8.57%	8.79%
2024	30.29	30.88	20,199	620,913	0.13%	0.75%	0.95%	14.88%	15.11%
2023	26.36	26.83	23,493	627,855	0.05%	0.75%	0.95%	22.54%	22.78%
2022	21.51	21.85	25,445	553,556	0.00%	0.75%	0.95%	(20.21)%	(20.05)%
2021	26.96	27.33	27,000	735,319	0.03%	0.75%	0.95%	24.47%	24.72%
MFS Total Return Series - Service Class
2025	$10.65	$26.10	2,524,900	$45,401,699	2.54%	0.30%	1.85%	8.88%	10.58%
2024	9.74	23.62	2,371,929	41,582,844	2.31%	0.30%	1.85%	5.48%	7.14%
2023	10.09	22.07	2,344,825	39,616,744	1.83%	0.30%	1.85%	8.20%	9.89%
2022	9.28	20.10	2,329,635	37,294,735	1.50%	0.30%	1.85%	(11.49)%	(10.11)%
2021	10.42	22.39	2,115,821	39,058,927	1.64%	0.30%	1.85%	11.75%	13.38%
MFS Utilities Series - Initial Class
2025	$13.99	$14.10	8,317	$117,126	2.96%	0.45%	0.60%	14.49%	14.49%
2024	12.24	12.31	7,698	94,749	2.75%	0.45%	0.60%	11.16%	11.16%
06/16/2023 - 12/31/2023	11.08	11.08	2,128	23,566	6.12%	0.45%	0.45%	(2.83)%	(2.83)%
MFS Utilities Series - Service Class
2025	$10.34	$24.17	253,375	$4,896,853	2.80%	0.30%	1.85%	12.66%	14.41%
2024	9.15	21.22	251,846	4,677,366	2.09%	0.30%	1.85%	9.29%	11.01%
2023	15.82	19.20	275,780	4,665,504	3.39%	0.30%	1.85%	(4.12)%	(2.62)%
2022	16.49	19.81	280,946	4,927,409	2.25%	0.30%	1.85%	(1.36)%	0.18%
2021	16.86	19.86	267,962	4,742,961	1.52%	0.30%	1.85%	11.74%	13.48%
MFS Value Series - Initial Class (5)
03/11/2025 - 12/31/2025	$15.31	$15.31	4,383	$67,096	1.99%	0.45%	0.45%	10.56%	10.56%
MFS Value Series - Service Class
2025	$35.34	$44.88	20,976	$805,649	1.36%	0.75%	1.30%	11.31%	11.92%
2024	31.75	40.10	23,532	808,825	1.38%	0.75%	1.30%	9.91%	10.52%
2023	28.89	36.29	26,582	828,521	1.41%	0.75%	1.30%	6.25%	6.83%
2022	27.19	33.97	28,793	840,262	1.14%	0.75%	1.30%	(7.35)%	(6.84)%
2021	29.35	36.46	32,921	1,032,660	1.15%	0.75%	1.30%	23.54%	24.22%
Nomura VIP Asset Strategy Series Service Class
2025	$11.31	$21.50	300,989	$4,087,359	1.36%	0.30%	1.85%	14.53%	16.31%
2024	11.09	18.48	250,079	3,106,829	1.77%	0.30%	1.85%	10.53%	11.15%
2023	9.99	13.02	293,004	3,377,498	2.97%	1.15%	1.70%	12.02%	12.64%
2022	8.88	11.51	138,767	1,510,607	2.01%	1.15%	1.70%	(16.18)%	(15.71)%
2021	10.55	13.66	87,953	1,153,117	2.17%	1.15%	1.70%	8.58%	9.12%
Nomura VIP Energy Series Service Class
2025	$6.90	$10.78	560,772	$4,275,289	1.03%	0.30%	1.80%	9.89%	11.55%
2024	6.28	9.74	578,683	3,864,184	2.89%	0.30%	1.80%	(7.29)%	(5.88)%
2023	6.77	8.02	548,077	3,883,128	3.74%	0.30%	1.80%	2.16%	3.70%
2022	6.63	7.74	528,923	3,654,618	3.12%	0.30%	1.80%	47.80%	49.72%
2021	4.48	5.10	416,003	1,926,730	1.59%	0.50%	1.80%	39.61%	41.29%
TOPS Conservative ETF Class 1
2025	$11.96	$11.96	4,928	$58,930	2.96%	0.60%	0.60%	9.73%	9.73%
12/31/2024 - 12/31/2024	10.90	10.90	1,912	20,836	0.00%	0.60%	0.60%	0.00%	0.00%
TOPS Moderate Growth ETF Class 1
2025	$13.28	$13.28	7,896	$104,872	2.03%	0.45%	0.45%	14.98%	14.98%
06/11/2024 - 12/31/2024	11.55	11.55	7,896	91,211	3.46%	0.45%	0.45%	4.40%	4.40%
PIMCO CommodityRealReturn Strategy - Advisor Class
2025	$7.53	$15.89	116,822	$1,062,917	2.67%	0.30%	1.85%	16.49%	18.31%
2024	6.47	13.44	129,688	988,407	2.05%	0.30%	1.85%	2.05%	3.65%
2023	6.34	12.96	235,275	1,684,945	14.73%	0.30%	1.85%	(9.62)%	(8.21)%
2022	7.01	14.12	196,177	1,544,000	21.57%	0.30%	1.85%	6.68%	8.34%
2021	6.57	13.03	121,791	912,209	4.35%	0.30%	1.85%	30.67%	32.71%
PIMCO Emerging Markets Bond - Institutional Class
2025	$11.23	$11.23	1,045	$11,741	7.04%	0.45%	0.45%	14.67%	14.67%
2024	9.79	9.79	1,058	10,358	6.59%	0.45%	0.45%	7.23%	7.23%
06/20/2023 - 12/31/2023	9.13	9.13	1,070	9,772	6.13%	0.45%	0.45%	7.56%	7.56%

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
PIMCO Income - Advisor Class
2025	$10.69	$13.01	378,777	$4,602,277	5.07%	0.30%	1.65%	8.30%	9.77%
2024	9.87	11.85	354,805	4,024,878	5.78%	0.30%	1.65%	3.58%	5.00%
2023	10.74	11.28	236,216	2,593,295	5.23%	0.30%	1.65%	6.39%	7.84%
2022	10.09	10.46	179,837	1,841,783	3.75%	0.30%	1.80%	(9.07)%	(8.07)%
2021	11.18	11.38	122,952	1,381,349	2.83%	0.30%	1.65%	0.48%	1.49%
PIMCO Low Duration - Institutional Class
2025	$10.65	$10.65	1,716	$18,275	4.09%	0.45%	0.45%	5.21%	5.21%
08/21/2024 - 12/31/2024	10.12	10.12	1,733	17,542	4.15%	0.45%	0.45%	0.92%	0.92%
04/25/2023 - 12/01/2023	9.63	9.63	-	-	3.88%	0.45%	0.45%	1.69%	1.69%
PIMCO Total Return - Institutional Class
2025	$9.93	$9.93	34,519	$342,794	4.26%	0.45%	0.45%	8.58%	8.58%
2024	9.15	9.15	22,684	207,467	4.21%	0.45%	0.45%	2.23%	2.23%
2023	8.95	8.95	12,798	114,496	3.73%	0.45%	0.45%	5.62%	5.62%
12/06/2022 - 12/31/2022	8.47	8.47	7,740	65,565	4.68%	0.45%	0.45%	(1.04)%	(1.04)%
Schwab S&P 500 Index
2025	$18.23	$18.37	118,711	$2,179,458	0.88%	0.45%	0.60%	17.12%	17.30%
2024	15.57	15.66	31,257	488,734	1.01%	0.45%	0.60%	24.39%	24.39%
05/23/2023 - 12/31/2023	12.59	12.59	12,237	154,052	1.17%	0.45%	0.45%	15.82%	15.82%
Schwab VIT Balanced
2025	$17.81	$17.81	239,146	$4,260,170	2.45%	0.60%	0.60%	12.18%	12.18%
2024	15.88	15.88	272,361	4,325,172	2.09%	0.60%	0.60%	7.21%	7.21%
2023	14.81	14.81	295,498	4,377,082	1.86%	0.60%	0.60%	11.29%	11.29%
2022	13.31	13.31	305,434	4,065,192	1.43%	0.60%	0.60%	(15.22)%	(15.22)%
2021	15.70	15.70	320,556	5,032,331	1.32%	0.60%	0.60%	7.54%	7.54%
Schwab VIT Balanced with Growth
2025	$21.85	$21.85	389,672	$8,513,423	2.21%	0.60%	0.60%	14.91%	14.91%
2024	19.01	19.01	415,081	7,892,208	2.06%	0.60%	0.60%	9.32%	9.32%
2023	17.39	17.39	440,840	7,667,512	1.66%	0.60%	0.60%	14.17%	14.17%
2022	15.23	15.23	476,004	7,251,571	1.62%	0.60%	0.60%	(16.51)%	(16.51)%
2021	18.25	18.25	477,854	8,718,882	1.34%	0.60%	0.60%	10.76%	10.76%
Schwab VIT Growth
2025	$26.37	$26.37	192,060	$5,064,996	1.88%	0.60%	0.60%	17.53%	17.53%
2024	22.44	22.44	196,141	4,401,039	1.95%	0.60%	0.60%	11.10%	11.10%
2023	20.20	20.20	198,966	4,018,254	1.57%	0.60%	0.60%	16.82%	16.82%
2022	17.29	17.29	210,378	3,636,909	1.73%	0.60%	0.60%	(17.74)%	(17.74)%
2021	21.01	21.01	223,031	4,686,910	1.32%	0.60%	0.60%	13.98%	13.98%
State Street Total Return V.I.S. Class 3
2025	$20.66	$23.19	4,947	$110,940	1.80%	0.75%	1.30%	13.99%	14.62%
2024	18.12	20.23	11,998	237,622	0.20%	0.30%	1.85%	9.01%	10.72%
2023	9.74	25.67	942,890	15,752,368	2.07%	0.30%	2.00%	12.93%	14.86%
2022	8.59	22.37	927,873	14,276,548	0.40%	0.30%	2.00%	(18.37)%	(16.97)%
2021	10.43	26.97	955,868	18,323,032	1.85%	0.30%	2.00%	10.96%	12.86%
T. Rowe Price Blue Chip Growth - I
2025	$16.13	$16.13	53,110	$856,438	0.00%	0.45%	0.45%	18.20%	18.20%
2024	13.64	13.64	47,674	650,392	0.00%	0.45%	0.45%	34.90%	34.90%
04/13/2023 - 12/31/2023	10.11	10.11	36,285	366,946	0.00%	0.45%	0.45%	26.70%	26.70%
T. Rowe Price Equity Income - I
2025	$15.77	$15.77	1,047	$16,516	1.57%	0.45%	0.45%	13.85%	13.85%
07/11/2024 - 12/31/2024	13.85	13.85	1,723	23,862	1.96%	0.45%	0.45%	1.89%	1.89%
T. Rowe Price Health Sciences - I
2025	$11.10	$11.18	20,412	$227,420	0.00%	0.45%	0.60%	17.40%	17.57%
2024	9.45	9.51	19,747	187,246	0.00%	0.45%	0.60%	1.20%	1.20%
2023	9.40	9.40	4,859	45,652	0.00%	0.45%	0.45%	2.50%	2.50%
07/01/2022 - 12/31/2022	9.17	9.17	1,529	14,012	0.00%	0.45%	0.45%	4.53%	4.53%
VanEck VIP Global Resources Class S
2025	$9.91	$14.33	105,564	$1,204,599	2.44%	0.30%	1.80%	33.74%	34.88%
2024	7.41	9.08	115,752	967,018	2.35%	0.95%	1.80%	(4.83)%	(4.01)%
2023	7.79	8.86	116,942	1,016,714	2.27%	0.30%	1.80%	(5.55)%	(4.12)%
2022	8.24	11.39	204,817	1,875,835	1.39%	0.30%	1.85%	6.20%	7.80%
2021	7.76	10.57	193,779	1,643,060	0.33%	0.30%	1.80%	16.68%	18.32%

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Vanguard VIF Balanced
2025	$14.84	$14.95	205,065	$3,066,356	1.92%	0.45%	0.60%	15.94%	15.94%
2024	12.82	12.90	167,003	2,153,971	2.18%	0.45%	0.60%	14.11%	14.28%
2023	11.24	11.29	164,541	1,855,948	1.85%	0.45%	0.60%	13.81%	13.81%
05/31/2022 - 12/31/2022	9.92	9.92	145,591	1,443,709	0.00%	0.45%	0.60%	(3.89)%	(3.89)%
Vanguard VIF Capital Growth
2025	$17.40	$17.40	14,272	$248,316	0.99%	0.45%	0.45%	28.40%	28.40%
2024	13.55	13.55	13,971	189,317	1.04%	0.45%	0.45%	12.90%	12.90%
08/22/2023 - 12/31/2023	12.00	12.00	13,133	157,632	0.00%	0.45%	0.45%	8.34%	8.34%
Vanguard VIF Conservative Allocation
2025	$11.75	$11.83	36,619	$432,117	2.05%	0.45%	0.60%	12.06%	12.22%
2024	10.48	10.54	27,411	288,159	2.74%	0.45%	0.60%	6.84%	7.01%
2023	9.81	9.85	28,494	280,165	0.95%	0.45%	0.60%	11.84%	12.01%
10/13/2022 - 12/31/2022	8.77	8.80	99,839	876,253	0.00%	0.45%	0.60%	4.51%	4.51%
Vanguard VIF Diversified Value
2025	$17.06	$17.19	22,798	$391,178	1.52%	0.45%	0.60%	16.13%	16.30%
2024	14.69	14.78	22,907	338,081	0.00%	0.45%	0.60%	14.20%	14.20%
05/02/2023 - 12/31/2023	12.87	12.87	46,974	604,356	0.00%	0.60%	0.60%	14.89%	14.89%
Vanguard VIF Equity Income
2025	$17.13	$17.13	31,738	$543,659	2.46%	0.45%	0.45%	16.27%	16.27%
2024	14.73	14.73	30,602	450,846	2.26%	0.45%	0.45%	14.60%	14.60%
06/16/2023 - 12/31/2023	12.86	12.86	19,478	250,401	0.00%	0.45%	0.45%	6.72%	6.72%
Vanguard VIF Equity Index
2025	$18.27	$18.27	5,822	$106,393	1.06%	0.45%	0.45%	17.17%	17.17%
2024	15.60	15.60	5,934	92,550	1.31%	0.45%	0.45%	24.28%	24.28%
08/30/2023 - 12/31/2023	12.55	12.55	6,173	77,465	0.00%	0.45%	0.45%	6.01%	6.01%
Vanguard VIF Growth
2025	$15.79	$15.90	12,980	$205,802	0.22%	0.45%	0.60%	16.19%	16.19%
11/25/2024 - 12/31/2024	13.59	13.59	5,984	81,308	0.00%	0.60%	0.60%	1.91%	1.91%
Vanguard VIF High Yield Bond
2025	$11.76	$11.84	30,343	$357,910	6.47%	0.45%	0.60%	8.53%	8.69%
2024	10.83	10.90	28,265	306,912	5.05%	0.45%	0.60%	5.97%	5.97%
05/23/2023 - 12/31/2023	10.28	10.28	3,583	36,845	0.00%	0.45%	0.45%	7.93%	7.93%
Vanguard VIF International
2025	$9.04	$9.11	56,804	$516,856	0.61%	0.45%	0.60%	19.25%	19.43%
2024	7.58	7.63	19,447	147,954	0.87%	0.45%	0.60%	8.52%	8.52%
08/30/2023 - 12/31/2023	7.03	7.03	9,831	69,093	0.00%	0.45%	0.45%	3.74%	3.74%
Vanguard VIF Mid-Cap Index
2025	$13.70	$13.80	51,981	$716,934	1.14%	0.45%	0.60%	10.87%	11.04%
2024	12.36	12.43	38,341	476,220	1.05%	0.45%	0.60%	14.56%	14.56%
05/23/2023 - 12/31/2023	10.85	10.85	21,132	229,320	0.00%	0.45%	0.45%	14.13%	14.13%
Vanguard VIF Moderate Allocation
2025	$12.93	$13.02	122,059	$1,585,799	1.80%	0.45%	0.60%	15.49%	15.66%
2024	11.19	11.26	133,309	1,495,551	2.16%	0.45%	0.60%	9.66%	9.66%
02/13/2023 - 12/31/2023	10.21	10.21	82,923	846,435	2.32%	0.60%	0.60%	8.78%	8.78%
Vanguard VIF Real Estate Index
2025	$11.57	$11.65	37,144	$431,486	2.67%	0.45%	0.60%	2.49%	2.65%
2024	11.28	11.35	35,929	406,820	2.74%	0.45%	0.60%	4.27%	4.27%
2023	10.89	10.89	10,608	115,479	0.67%	0.45%	0.45%	11.20%	11.20%
07/01/2022 - 12/31/2022	9.79	9.79	1,243	12,171	0.00%	0.45%	0.45%	(9.20)%	(9.20)%
Vanguard VIF Short-Term Investment-Grade
2025	$10.91	$10.91	35,788	$390,578	3.48%	0.45%	0.45%	6.37%	6.37%
2024	10.26	10.26	26,512	272,014	2.01%	0.45%	0.45%	4.42%	4.42%
05/23/2023 - 12/31/2023	9.83	9.83	9,885	97,128	0.00%	0.45%	0.45%	3.75%	3.75%
Vanguard VIF Total Bond Market Index
2025	$9.56	$9.64	84,983	$817,448	3.51%	0.45%	0.60%	6.30%	6.46%
2024	9.00	9.05	58,081	524,683	2.47%	0.45%	0.60%	0.79%	0.79%
05/15/2023 - 12/31/2023	8.98	8.98	29,851	268,074	0.00%	0.45%	0.45%	2.02%	2.02%
Vanguard VIF Total International Stock Market Index
2025	$13.48	$13.58	54,557	$740,606	2.83%	0.45%	0.60%	31.25%	31.45%
2024	10.27	10.33	60,267	622,451	2.99%	0.45%	0.60%	4.42%	4.58%
2023	9.84	9.88	57,240	565,367	0.61%	0.45%	0.60%	14.85%	14.85%
10/24/2022 - 12/31/2022	8.56	8.56	3,677	31,497	0.00%	0.60%	0.60%	12.87%	12.87%

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Vanguard VIF Total Stock Market Index
2025	$16.88	$17.01	90,133	$1,530,069	1.07%	0.45%	0.60%	16.23%	16.41%
2024	14.53	14.61	69,534	1,013,921	1.18%	0.45%	0.60%	23.16%	23.16%
04/25/2023 - 12/31/2023	11.86	11.86	38,422	455,824	0.00%	0.45%	0.45%	18.65%	18.65%

(1)	The AUV is presented as a range from lowest to highest based on the ending AUV for all product groupings as of December 31 of each year or period ended. The lowest and highest AUV may be the same for a variable account if there is only one product which had investments at the end of the year or period.
(2)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets (See Note 3 in Notes to Financial Statements). These ratios exclude those expenses, such as mortality and expense risk ("M&E") fees, administrative fees, and additional death benefit rider charges, if any, that are assessed against contract owner accounts, either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.
(3)	The expense ratios represent annualized contract fees and expenses of the Separate Account divided by the average daily net assets for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 4 in Notes to Financial Statements). The expense ratios are presented as a range of lowest to highest based on the product groupings. The expense ratios for periods of less than one full year are annualized.
(4)	Total returns reflect changes in unit values of the underlying portfolios and deductions for M&E fees, administrative fees, and additional death benefit rider charges, if any, assessed through the daily AUV calculation. These fees and charges are assessed at annual rates ranging from 0.30% to 2.00% based on the average daily net assets of each variable account as discussed in Note 4 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, charges for other optional benefit riders, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are presented as a range from lowest to highest values based on the product grouping representing the minimum to maximum expense ratio amounts. Total returns for those contracts which commenced operations subsequent to the beginning of the year or period indicated for each variable account may not be within the ranges presented, and these contracts are excluded when calculating the total returns from lowest to highest as presented in the table. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(5)	Operations commenced or resumed during 2025 (See Note 1 in Notes to Financial Statements).
(6)	The annualized investment income ratios for the American Funds IS Asset Allocation Class 1, American Funds IS The Bond Fund of America Class 1, BlackRock Global Allocation V.I. Class I and DFA VA US Large Value Institutional Class Variable Accounts were 25.66%, 17.51%, 70.07%, and 24.34%, respectively. The high investment income ratios were due to large purchases received shortly before the annual investment income distributions during the year.
(7)	There has been no activity in the American Funds IS Capital Income Builder Class 1, American Funds IS Global Growth Class 1, and American Funds IS Managed Risk Asset Allocation Class P1 Variable Accounts since 12/01/2023, 11/06/2024, and 12/08/2023, respectively.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life & Annuity Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Separate Account A of Pacific Life & Annuity Company (the "Separate Account") comprising the variable accounts listed in Appendix A, including the schedules of investments as of December 31, 2025, the related statements of operations and statements of changes in net assets for the periods indicated in Appendix A, and the related notes which include financial highlights (collectively referred to as the ”financial statements and financial highlights”). In our opinion, financial statements present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Separate Account A of Pacific Life & Annuity Company as of December 31, 2025, and the results of their operations and changes in their net assets for the periods indicated in Appendix A in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Accounts’ management. Our responsibility is to express an opinion on the Separate Accounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Accounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2025, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

March 13, 2026

We have served as the auditor of Separate Account A of Pacific Life & Annuity Company since 2002.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
Bond Plus Class I	For the period March 6, 2025 (commencement of operations) through December 31, 2025
Core Income Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Diversified Bond Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Floating Rate Income Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Floating Rate Income Class P	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period December 31, 2024 (commencement of operations) through December 31, 2024
High Yield Bond Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Inflation Managed Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Intermediate Bond Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Short Duration Bond Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Total Return Class I (formerly Managed Bond Class I)	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Emerging Markets Debt Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Dividend Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Equity Index Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Focused Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hedged Equity Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hedged Equity Class P	For the period May 22, 2025 (commencement of operations) through December 31, 2025
Large-Cap Core Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Large-Cap Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Large-Cap Plus Bond Alpha Class I	For the period September 19, 2025 (commencement of operations) through December 31, 2025
Large-Cap Value Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Mid-Cap Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Mid-Cap Plus Bond Alpha Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Mid-Cap Value Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
QQQ® Plus Bond Alpha Class I	For the period March 27, 2025 (commencement of operations) through December 31, 2025
Small-Cap Equity Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Small-Cap Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Small-Cap Index Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Small-Cap Plus Bond Alpha Class I	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period November 14, 2024 (commencement of operations) through December 31, 2024
Small-Cap Value Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
Value Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Value Advantage Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Emerging Markets Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
International Equity Plus Bond Alpha Class I	For the period February 18, 2025 (commencement of operations) through December 31, 2025
International Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
International Large-Cap Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
International Small-Cap Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
International Value Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Health Sciences Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Real Estate Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Technology Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
ESG Diversified Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
ESG Diversified Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Capital Appreciation Class I	For the period November 19, 2025 (commencement of operations) through December 31, 2025
PSF Avantis Balanced Allocation Class I (formerly PSF Avantis Balanced Allocation Class D)	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
PSF Avantis Balanced Allocation Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Pacific Dynamix - Conservative Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Pacific Dynamix - Moderate Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Pacific Dynamix - Moderate Growth Class P	For the period from October 23, 2025 (commencement of Operations) through December 31, 2025	For the period from October 23, 2025 (commencement of Operations) through December 31, 2025 and for the period from January 16, 2024 (commencement of Operations) through February 6, 2024
Pacific Dynamix - Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Pacific Dynamix - Growth Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Pacific Dynamix - Aggressive Growth Class I	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period July 1, 2024 (commencement of operations) through December 31, 2024
Portfolio Optimization Conservative Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Portfolio Optimization Moderate-Conservative Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Portfolio Optimization Moderate Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Portfolio Optimization Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Portfolio Optimization Aggressive-Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS American High-Income Trust Class 4	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Asset Allocation Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Asset Allocation Class 4	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
American Funds IS Capital Income Builder® Class 4	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Capital World Bond Class 4	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Capital World Growth and Income Class 1	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period April 16, 2024 (commencement of operations) through December 31, 2024
American Funds IS Capital World Growth and Income Class 4	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Global Balanced Class 4	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Global Growth Class 1	Not Applicable	For the period June 24, 2024 (commencement of operations) to November 6, 2024
American Funds IS Global Growth Class 4	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Global Small Capitalization Class 4	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Growth Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Growth Class 4	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Growth-Income Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Growth-Income Class 4	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS International Class 1	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period August 21, 2024 (commencement of operations) through December 31, 2024
American Funds IS International Class 4	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS International Growth and Income Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS International Growth and Income Class 4	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Managed Risk Asset Allocation Class P2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS New World Fund® Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS New World Fund® Class 4	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS The Bond Fund of America Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS The Bond Fund of America Class 4	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS U.S. Government Securities Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS U.S. Government Securities Class 4	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Washington Mutual Investors Class 1	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period April 16, 2024 (commencement of operations) through December 31, 2024
American Funds IS Washington Mutual Investors Class 4	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock® 60/40 Target Allocation ETF V.I. Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock® Capital Appreciation V.I. Class III	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock® Global Allocation V.I. Class I	For the period December 12, 2025 (commencement of operations) through December 31, 2025
BlackRock® Global Allocation V.I. Class III	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
BlackRock® High Yield V.I. Class I	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period August 16, 2024 (commencement of operations) through December 31, 2024
BlackRock® S&P 500 Index V.I. Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock® Small Cap Index V.I. Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock® Total Return V.I. Class I	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period April 16, 2024 (commencement of operations) through December 31, 2024
DFA VA Equity Allocation Institutional Class	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period November 6, 2024 (commencement of operations) through December 31, 2024
DFA VA Global Bond Institutional Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
DFA VA Global Moderate Allocation Institutional Class	For the period January 30, 2025 (commencement of operations) through December 31, 2025
DFA VA International Small Institutional Class	For the period June 9, 2025 (commencement of operations) through December 31, 2025
DFA VA International Value Institutional Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
DFA VA Short-Term Fixed Institutional Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
DFA VA US Large Value Institutional Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
DFA VA US Targeted Value Institutional Class	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period November 18, 2024 (commencement of operations) through December 31, 2024
Fidelity® VIP Consumer Discretionary Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Contrafund® Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Contrafund® Service Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Emerging Markets Initial Class	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period February 21, 2024 (commencement of operations) through December 31, 2024
Fidelity® VIP Energy Initial Class	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period January 3, 2024 (commencement of operations) through December 31, 2024
Fidelity® VIP Extended Market Index Initial Class	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period February 21, 2024 (commencement of operations) through December 31, 2024
Fidelity® VIP FundsManager® 60% Investor Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP FundsManager® 60% Service Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Government Money Market Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Government Money Market Service Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Growth Opportunities Initial Class	For the period September 18, 2025 (commencement of operations) through December 31, 2025
Fidelity® VIP Index 500 Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Investment Grade Bond Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Strategic Income Service Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Value Strategies Initial Class	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period November 6, 2024 (commencement of operations) through December 31, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
First Trust Dorsey Wright Tactical Core Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
First Trust/Dow Jones Dividend & Income Allocation Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Franklin Allocation VIP Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Franklin Allocation VIP Class 4	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Franklin Income VIP Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Franklin Mutual Global Discovery VIP Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Franklin Rising Dividends VIP Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Franklin Rising Dividends VIP Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Franklin Small Cap Value VIP Class 1	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period January 3, 2024 (commencement of operations) through December 31, 2024
Franklin Small-Mid Cap Growth VIP Class 1	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period April 16, 2024 (commencement of operations) through December 31, 2024
Templeton Global Bond VIP Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Goldman Sachs VIT Large Cap Value Institutional Shares	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period November 6, 2024 (commencement of operations) through December 31, 2024
Invesco® V.I. International Growth Series II (formerly Invesco Oppenheimer V.I International Growth Series II)	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco® V.I. American Value Series I	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period January 3, 2024 (commencement of operations) through December 31, 2024
Invesco® V.I. Balanced-Risk Allocation Series II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco® V.I. Discovery Mid Cap Growth Series I	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period August 21, 2024 (commencement of operations) through December 31, 2024
Invesco® V.I. Equity and Income Series II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco® V.I. Global Real Estate Series II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco® V.I. Global Series II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco® V.I. Main Street Small Cap Fund® Series I	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period August 16, 2024 (commencement of operations) through December 31, 2024
Invesco® V.I. Technology Series I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson Balanced Service Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson Enterprise Institutional Shares	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period November 18, 2024 (commencement of operations) through December 31, 2024
Janus Henderson Flexible Bond Service Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
LVIP American Century Inflation Protection Standard Class II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
LVIP American Century Mid Cap Value Standard Class II	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period August 8, 2024 (commencement of operations) through December 31, 2024
LVIP American Century Mid Cap Value Service Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
LVIP JPMorgan Core Bond Standard Class	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period November 6, 2024 (commencement of operations) through December 31, 2024
LVIP JPMorgan Mid Cap Value Standard Class	For the period February 7, 2025 (commencement of operations) through December 31, 2025
Western Asset Core Plus VIT Class I	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period August 16, 2024 (commencement of operations) through December 31, 2024
Lord Abbett Bond Debenture Class VC	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Lord Abbett Total Return Class VC	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® International Growth - Initial Class	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period November 6, 2024 (commencement of operations) through December 31, 2024
MFS® Massachusetts Investors Growth Stock - Service Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® Total Return Series - Service Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® Utilities Series - Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® Utilities Series - Service Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® Value Series - Initial Class	For the period March 11, 2025 (commencement of operations) through December 31, 2025
MFS® Value Series - Service Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Nomura VIP Asset Strategy Series Service Class (formerly Macquarie VIP Asset Strategy Series Service Class)	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Nomura VIP Energy Series Service Class (formerly Macquarie VIP Energy Series Service Class)	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
TOPS® Conservative ETF Class 1	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period December 31, 2024 (commencement of operations) through December 31, 2024
TOPS® Moderate Growth ETF Class 1	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period June 11, 2024 (commencement of operations) through December 31, 2024
PIMCO CommodityRealReturn® Strategy - Advisor Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
PIMCO Emerging Markets Bond - Institutional Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
PIMCO Income - Advisor Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
PIMCO Low Duration - Institutional Class	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period August 21, 2024 (commencement of operations) through December 31, 2024
PIMCO Total Return - Institutional Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Schwab S&P 500 Index	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Schwab VIT Balanced	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Schwab VIT Balanced with Growth	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Schwab VIT Growth	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
State Street Total Return V.I.S. Class 3	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
T. Rowe Price Blue Chip Growth - I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
T. Rowe Price Equity Income - I	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period July 11, 2024 (commencement of operations) through December 31, 2024
T. Rowe Price Health Sciences - I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
VanEck VIP Global Resources Class S	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Vanguard® VIF Balanced	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Vanguard® VIF Capital Growth	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Vanguard® VIF Conservative Allocation	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Vanguard® VIF Diversified Value	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Vanguard® VIF Equity Income	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Vanguard® VIF Equity Index	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Vanguard® VIF Growth	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period November 25, 2024 (commencement of operations) through December 31, 2024
Vanguard® VIF High Yield Bond	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Vanguard® VIF International	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Vanguard® VIF Mid-Cap Index	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Vanguard® VIF Moderate Allocation	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Vanguard® VIF Real Estate Index	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Vanguard® VIF Short-Term Investment-Grade	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Vanguard® VIF Total Bond Market Index	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Vanguard® VIF Total International Stock Market Index	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Vanguard® VIF Total Stock Market Index	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

PACIFIC LIFE & ANNUITY COMPANY

Financial Statements - Statutory Basis

as of December 31, 2025 and 2024 and

for the years ended December 31, 2025, 2024 and 2023,

Supplemental Schedule of Selected Financial Data

as of and for the year ended December 31, 2025,

Supplemental Summary Investment Schedule,

Supplemental Schedule of Investment Risk Interrogatories,

and Supplemental Schedule of Reinsurance Disclosures

as of December 31, 2025

and Independent Auditor's Report

INDEPENDENT AUDITOR'S REPORT

Pacific Life & Annuity Company:

Opinions

We have audited the statutory-basis financial statements of Pacific Life & Annuity Company (the "Company"), which comprise the statements of admitted assets, liabilities, and capital and surplus - statutory basis as of December 31, 2025 and 2024, and the related statements of operations - statutory basis, capital and surplus - statutory basis, and cash flows - statutory basis for each of the three years in the period ended December 31, 2025, and the related notes to the statutory-basis financial statements (collectively referred to as the “statutory-basis financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in accordance with the accounting practices prescribed or permitted by the Arizona Department of Insurance and Financial Institutions as described in Note 1.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2025.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Arizona Department of Insurance and Financial Institutions, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Arizona Department of Insurance and Financial Institutions. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Arizona Department of Insurance and Financial Institutions. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●	Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.

●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.

●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control–related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2025 audit was conducted for the purpose of forming an opinion on the 2025 statutory-basis financial statements as a whole. The supplemental schedule of selected financial data, the supplemental summary investment schedule, the supplemental schedule of investment risk interrogatories, and the supplemental schedule of reinsurance disclosures as of and for the year ended December 31, 2025 are presented for purposes of additional analysis and are not a required part of the 2025 statutory-basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2025 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2025 statutory-basis financial statements as a whole.

/s/ Deloitte & Touche LLP

Costa Mesa, California

March 30, 2026

Pacific Life & Annuity Company

S T A T E M E N T S   O F   A D M I T T E D   A S S E T S,

L I A B I L I T I E S   A N D   C A P I T A L   A N D   S U R P L U S - S T A T U T O R Y   B A S I S

	December 31,
(In Millions, except share data)	2025	2024
ADMITTED ASSETS
Bonds	$8,022	$6,965
Common stocks	8	6
Mortgage loans	758	583
Cash, cash equivalents and short-term investments	74	219
Contract loans	21	20
Derivatives	13	9
Other invested assets	61	59
Investment income due and accrued	92	77
Net deferred tax asset	47	36
Other assets	13	7
Separate account assets	3,650	3,364

TOTAL ADMITTED ASSETS	$12,759	$11,345

LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
Aggregate reserves	$7,228	$6,193
Liability for deposit-type contracts	1,219	1,157
Transfers to separate accounts due or accrued, net	(71)	(62)
Other liabilities	109	93
Asset valuation reserve	2
Separate account liabilities	3,650	3,364
TOTAL LIABILITIES	12,137	10,745
Capital and Surplus:
Common stock - $1 par value; 5 million shares authorized; 2.9 million shares issued and outstanding	3	3
Paid-in surplus	184	184
Unassigned surplus	435	413
TOTAL CAPITAL AND SURPLUS	622	600

TOTAL LIABILITIES AND CAPITAL AND SURPLUS	$12,759	$11,345

See Notes to Financial Statements - Statutory Basis

Pacific Life & Annuity Company

S T A T E M E N T S   O F   O P E R A T I O N S - S T A T U T O R Y   B A S I S

	Years Ended December 31,
(In Millions)	2025	2024	2023
REVENUES
Premiums and annuity considerations	$1,820	$1,113	$1,787
Net investment income	439	396	315
Separate account fees	67	66	62
Other income	10	14	12
TOTAL REVENUES	2,336	1,589	2,176

BENEFITS AND EXPENSES
Current and future policy benefits	2,173	1,398	2,024
Commission expense	62	50	59
Operating expenses	35	26	32
TOTAL BENEFITS AND EXPENSES	2,270	1,474	2,115

NET GAIN BEFORE FEDERAL INCOME TAXES	66	115	61
Federal income tax expense	12	32	16

NET GAIN FROM OPERATIONS	54	83	45
Net realized capital losses less tax	(42)	(49)	(50)

NET INCOME (LOSS)	$12	$34	$(5)

See Notes to Financial Statements - Statutory Basis

Pacific Life & Annuity Company

S T A T E M E N T S   O F   C A P I T A L   A N D   S U R P L U S - S T A T U T O R Y   B A S I S

(In Millions)	Common Stock	Paid-in Surplus	Unassigned Surplus	Total
BALANCES, JANUARY 1, 2023	$3	$135	$336	$474
Net loss			(5)	(5)
Change in net unrealized capital gains less tax			22	22
Change in net deferred income tax			13	13
Change in nonadmitted assets			(8)	(8)
Capital contribution from parent		49		49
BALANCES, DECEMBER 31, 2023	3	184	358	545
Net income			34	34
Change in net unrealized capital gains less tax			7	7
Change in net deferred income tax			18	18
Change in nonadmitted assets			(4)	(4)
Change in asset valuation reserve			2	2
Other surplus adjustments			(2)	(2)
BALANCES, DECEMBER 31, 2024	3	184	413	600
Net income			12	12
Change in net unrealized capital gains less tax			7	7
Change in net deferred income tax			9	9
Change in nonadmitted assets			3	3
Change in asset valuation reserve			(2)	(2)
Other surplus adjustments			(7)	(7)
BALANCES, DECEMBER 31, 2025	$3	$184	$435	$622

See Notes to Financial Statements - Statutory Basis

Pacific Life & Annuity Company

S T A T E M E N T S   O F   C A S H F L O W S - S T A T U T O R Y   B A S I S

	Years Ended December 31,
(In Millions)	2025	2024	2023
CASH FLOWS FROM OPERATING ACTIVITIES
Premiums collected, net of reinsurance	$1,816	$1,101	$1,787
Net investment income	417	387	295
Other income	77	80	74
Benefits and loss related payments	(1,207)	(1,009)	(891)
Net transfers from separate accounts	118	146	104
Commissions, expenses paid and other deductions	(92)	(76)	(91)
Federal income taxes paid, net	(16)	(36)	(4)
NET CASH PROVIDED BY OPERATING ACTIVITIES	1,113	593	1,274

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid:
Bonds	1,554	562	252
Mortgage loans	101	62	28
Other invested assets		10
Miscellaneous proceeds	15	10	45
Cost of investments acquired:
Bonds	(2,611)	(1,112)	(1,564)
Stocks	(2)	(1)
Mortgage loans	(275)	(159)	(122)
Other invested assets	(5)	(6)
Miscellaneous applications	(57)	(47)	(64)
Net increase in contract loans	(1)	(1)	(9)
NET CASH USED IN INVESTING ACTIVITIES	(1,281)	(682)	(1,434)

CASH FLOWS FROM FINANCING AND MISCELLANEOUS ACTIVITIES
Net deposits on deposit-type contracts	10	68	57
Other cash provided	13	9	1
NET CASH PROVIDED BY FINANCING AND MISCELLANEOUS ACTIVITIES	23	77	58

Net change in cash, cash equivalents and short-term investments	(145)	(12)	(102)
Cash, cash equivalents and short-term investments, beginning of year	219	231	333

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, END OF YEAR	$74	$219	$231

SUPPLEMENTAL DISCLOSURES OF NON-CASH TRANSACTIONS
Bond exchanges	$88	$50	$44
Assets in-kind received as premiums		12
Additional paid in capital			49

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S - S T A T U T O R Y   B A S I S

1.        NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

Pacific Life & Annuity Company (the Company) is a stock life insurance company domiciled in the State of Arizona and a wholly owned subsidiary of Pacific Life Insurance Company (Pacific Life), a stock life insurance company domiciled in the State of Nebraska. Pacific Life is a wholly-owned subsidiary of Pacific LifeCorp, an intermediate Delaware stock holding company. Pacific LifeCorp is a wholly owned subsidiary of Pacific Mutual Holding Company (PMHC), a Nebraska mutual holding company.

The Company provides life insurance products, individual annuities and mutual funds, group accident and health insurance products, and investment products in the United States. The Company is licensed to sell in all 50 states, including the State of New York.

BASIS OF PRESENTATION

The Company prepares its financial statements - statutory basis in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance and Financial Institutions (AZ DIFI). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the AZ DIFI. Prescribed statutory accounting practices include state laws and regulations. Additionally, the Director of the AZ DIFI has the right to permit other specific practices, which deviate from prescribed practices, of which there were none.

NAIC SAP differs in certain respects from accounting principles generally accepted in the United States of America (U.S. GAAP), which in some cases may be material. See Note 2.

The Company determined operating expenses were incorrectly allocated to its parent company, Pacific Life, during the year ended December 31, 2023 and 2022, which were not restated. During 2025, the cumulative adjustment of $7 million was recorded as an increase to other liabilities and a decrease to unassigned surplus. There was no impact to assets or net income (loss).

In August 2025, the Company and Pacific Life entered into an Assumption Reinsurance Agreement (the ARA) with Guaranty Association Benefits Company (GABC) pursuant to which the Company and Pacific Life will assume all of the remaining GABC liabilities previously assumed by GABC under the Restructuring Agreement (as defined below, and such liabilities, the GABC Liabilities) which was approved by the Liquidation Order (as defined below). The GABC Liabilities consist of certain remaining annuity obligations of the insolvent Executive Life Insurance Company of New York (ELNY), as restructured and enhanced under that certain Agreement of Restructuring in Connection with the Liquidation of Executive Life Insurance Company of New York, dated April 2012 (the Restructuring Agreement). In April 2012, the Supreme Court of the State of New York, County of Nassau (the Liquidation Court) entered an Order of Liquidation and Approval of the ELNY Restructuring Agreement (the Liquidation Order), which approved the Restructuring Agreement. The Restructuring Agreement provides that GABC should seek to transfer all of its assumed liabilities to a commercial insurer; hence, GABC entered the ARA with the Company and Pacific Life.

In December 2025, GABC gave public notice that it has petitioned the Liquidation Court for an order, in furtherance of the Liquidation Order to, inter alia, approve the ARA and the transactions it contemplates. The Company is expecting to receive a response from the Liquidation Court in the first half of 2026. The assumption will have no significant impact to the Company's operations or surplus position.

The Company has evaluated events subsequent to December 31, 2025 through the date the financial statements - statutory basis were available to be issued and has concluded that no events have occurred that require adjustments to these financial statements - statutory basis.

USE OF ESTIMATES

The preparation of financial statements - statutory basis in conformity with accounting practices prescribed or permitted by regulatory authorities requires management to make estimates and assumptions that affect the reported amounts of admitted assets and liabilities. It also requires disclosure of contingent assets and liabilities at the date of the financial statements - statutory basis and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS

Effective January 1, 2025, the Company adopted revisions to NAIC Statement of Statutory Accounting Principles (SSAP) No. 21, Other Admitted Assets, SSAP No. 26, Bonds, SSAP No. 41, Surplus Notes, and SSAP No. 43, Asset-Backed Securities, as part of the Principles-Based Bond Definition Project. These revisions define bonds as any security representing a creditor relationship, whereby there is a fixed schedule for one or more future payments, which qualifies as either an issuer credit obligation or an asset-backed security, previously referred to collectively as loan-backed and structured securities (LBASS). The Company adopted the new guidance on a prospective basis, along with the corresponding changes to disclosures in Notes 3 and 4. There was no impact to surplus or net income (loss) due to the adoption.

Effective August 2023, the Company adopted revisions in Interpretation 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (INT 23-01), that amends SSAP No. 7, Asset Valuation Reserve and Interest Maintenance Reserve, and the annual statement instructions for the reporting of net negative (disallowed) interest maintenance reserve (IMR) which provides optional, limited-time guidance allowing the admittance of net negative (disallowed) IMR up to 10% of adjusted capital and surplus. As detailed within the additional revisions adopted in August 2025, this change will be effective until December 31, 2026, and automatically nullified on January 1, 2027, but the effective date can be adjusted. The Company does not have negative IMR as of December 31, 2025 and 2024.

INVESTMENTS

Bonds not backed by other loans are generally stated at amortized cost using the effective interest method. Bonds, including asset-backed securities, with a NAIC designation of 6 are stated at the lower of amortized cost or fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. Perpetual bonds that do not possess or no longer possess an effective call option shall be reported at fair value regardless of NAIC designation, otherwise reported at amortized cost. Securities that do not meet the definition of a bond are carried at the lower of cost or market and reported as other invested assets.

Asset-backed securities are generally stated at amortized cost using the effective interest method. Income is determined considering anticipated cash flows based on industry prepayment models and internal estimates. These assumptions are consistent with the current interest rate and economic conditions at the time of valuation. For asset-backed securities purchased with high credit quality and fixed interest rates, the effective yield is recalculated on a retrospective basis. For all other asset-backed securities, including those where cash flows are deemed other than temporarily impaired, effective yield is recalculated on a prospective basis.

Investments in unaffiliated common stocks are valued at fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.

Investments in common stock of subsidiary, controlled and affiliated (SCA) insurance companies are carried at the statutory capital and surplus of the entity. Investments in non-insurance SCA entities are carried at the audited U.S. GAAP equity of the investee, with adjustments taken based on statutory principles of accounting when required.

Distributions to the Company from subsidiaries, reflecting net revenues and expenses, net of taxes, are recorded by the Company as net investment income when declared, with a corresponding reduction to unassigned surplus, to the extent they are not in excess of undistributed accumulated earnings. Any dividends declared in excess of the undistributed accumulated earnings are recorded as a return of capital which is a reduction of the investment. Any undistributed net revenue and expense, net of tax, is recorded to unassigned surplus as a change in net unrealized capital gains (losses) less tax.

Other than temporary impairment (OTTI) evaluation is a quantitative and qualitative process subject to significant estimates and management judgment. The Company has controls and procedures in place to monitor securities and identify those that are subject to greater analysis for OTTI. The Company has an investment impairment committee that reviews and evaluates investments for potential OTTI at least on a quarterly basis.

The Company writes down all investments that are deemed to be other than temporarily impaired in the period the securities are deemed to be impaired. Investments in common stock and bonds, except for asset-backed securities, are written down to fair value. Investments in asset-backed securities are written down to the present value of cash flows expected to be collected, discounted at the security's effective interest rate. Any investment that the Company intends to sell at a realized loss or would be required to sell at a realized loss prior to recovery is written down to fair value. The Company records OTTI in net realized capital gains (losses) less tax.

In determining whether a decline in value is other than temporary, the Company considers several factors including, but not limited to the following: the extent and duration of the decline in value, the reasons for the decline (credit event, currency or interest rate related, including spread widening), the Company’s inability or lack of intent to retain the investment for a period of time sufficient to recover the amortized cost basis, and the performance of the security’s underlying collateral and projected future cash flows. In projecting future cash flows, the Company incorporates inputs from third-party sources and applies reasonable judgment in developing assumptions used to estimate the probability and timing of collecting all contractual cash flows.

Mortgage loans on real estate are carried at their unpaid principal balance, net of deferred origination fees, unamortized premiums and discounts, and impairment losses. Mortgage loans on real estate do not include accrued interest, which is included in investment income due and accrued.

The Company accrues interest income on impaired loans and bonds to the extent it is deemed collectible, and the loans and bonds continue to perform under their original or restructured contractual terms. If any interest income due and accrued is deemed uncollectible, interest accrual ceases and previously accrued amounts are written off. Accrued interest income more than 180 days past due deemed collectible on mortgage loans in default is nonadmitted. All other investment income due and accrued over 90 days past due is nonadmitted. The Company generally recognizes interest income on its impaired loans upon receipt. Gross and admitted amounts for interest income due and accrued were $92 million and $77 million as of December 31, 2025 and 2024, respectively. The cumulative amount of paid-in-kind interest included in the principal balance was $5 million as of December 31, 2025 and 2024.

Short-term investments are stated at amortized cost and approximate fair value. Short-term investments include, but are not limited to, bonds and commercial paper whose maturities at the time of purchase were greater than three months and less than or equal to one year. Cash and cash equivalents are stated at amortized cost and approximate fair value. Cash and cash equivalents include money market instruments, cash on deposit and highly liquid debt instruments with maturities of three months or less from purchase date.

Contract loans are carried at their unpaid principal balance.

The Company generally carries its investments in joint ventures, partnerships and limited liability companies based on the underlying audited U.S. GAAP equity of the investee. These investments include affiliated companies as well as those where the Company has minor ownership interests. These assets are reported in other invested assets with changes in value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. An impairment occurs if it is probable that the Company will be unable to recover the carrying amount of the investment. The investment is written down to fair value as the new cost basis, and OTTI is recorded in net realized capital gains (losses) less tax.

DERIVATIVE INSTRUMENTS

The Company applies hedge accounting as prescribed by SSAP No. 86, Derivatives, by designating derivative instruments as either fair value or cash flow hedges. To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction. In this documentation, the Company specifically identifies the asset, liability, firm commitment, or forecasted transaction that has been designated as the hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and throughout the life of the hedging relationship.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are considered effective hedges and are reported in the financial statements - statutory basis in a manner consistent with the hedged asset or liability (amortized cost or fair value). Changes in the carrying value of derivatives that qualify for hedge accounting are recorded consistently with how the changes in the carrying value of the hedged asset or liability are recorded.

To the extent the Company chooses not to designate a derivative as a hedge or the designated derivative no longer meets the criteria of an effective hedge, the derivative is accounted for at fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax and any change in fair value attributable to changes in foreign exchange rates are reflected as adjustments to unassigned surplus as a change in net unrealized foreign exchange capital gain (loss) consistent with the hedged items. When these derivative instruments are terminated, the gains and losses are reported as net realized capital gains (losses) less tax.

The carrying value of derivatives is calculated based on the gross derivative asset or liability position. If the carrying value of the derivative is positive, the amount is recorded in derivatives. If the carrying value of the derivative is negative, the amount is recorded in other liabilities. The Company’s receivable for the return of cash collateral pledged is recorded in other invested assets. The Company’s obligation to return cash collateral received is recorded in other liabilities.

Gains and losses on terminated derivative instruments that are hedging bonds are subject to the IMR. Gains and losses on terminated forward starting swap positions that are hedging anticipatory purchases of bonds are deferred to unearned investment income, included in other liabilities, if the effective date of the forward starting swap is beyond the current fiscal year. Once the effective date is within the current fiscal year, the gains and losses are transferred from unearned investment income to the IMR and amortized to net investment income over the life of the bond.

Periodic net settlements on derivatives designated as hedges are recorded on an accrual basis consistent with the hedged items. Periodic net settlements on derivatives not designated as hedging are recorded on an accrual basis in net investment income.

The periodic cash flows resulting from the termination of derivative contracts are reflected on a gross basis within the statements of cash flows - statutory basis. Cash received on termination, resulting in a realized gain, is reported in miscellaneous proceeds with cash paid upon termination, resulting in a realized loss, reported in miscellaneous applications.

ASSET VALUATION RESERVE AND INTEREST MAINTENANCE RESERVE

The asset valuation reserve (AVR) is computed in accordance with a prescribed formula and is designed to stabilize surplus against valuation and credit-related losses for certain investments. Changes to the AVR are reported as direct additions to, or deductions from, unassigned surplus. The IMR results in the deferral of after tax realized capital gains and losses attributable to interest rate fluctuations on bonds and other investments. These capital gains and losses are amortized into net investment income over the remaining life of the investment sold. Net negative (disallowed) IMR is admitted up to 10% of adjusted capital and surplus under INT 23-01 and reported in other assets.

NET INVESTMENT INCOME

Net investment income consists of interest, dividend, and accretion income, net of amortization and investment expenses, partnership realized income, and periodic net settlements on derivatives. Interest income for bonds is recognized on an accrual basis. Dividend income for common stock is recognized as earned on the ex-dividend date. Amortization and accretion are determined by the effective interest method based on estimated principal repayments. Accrual of interest income is suspended, and any existing accrual balances are written off, for bonds that are in default or when it is probable the interest due and accrued is uncollectible. Prepayment penalties for bonds and prepayment premiums for mortgage loans are recorded as net investment income. Investment income from SCA entities is described above.

NET REALIZED CAPITAL GAINS (LOSSES)

Net realized capital gains (losses) are determined on the specific identification method and are presented net of Federal income taxes and transfers to the IMR.

AGGREGATE RESERVES AND LIABILITY FOR DEPOSIT-TYPE CONTRACTS

Life insurance reserves are valued using the net level premium method, the Commissioners' Reserve Valuation Method (CRVM), or other modified reserve methods. Reserves for individual variable annuities are held in accordance with the NAIC Valuation Manual, Section 21. Reserves for individual fixed annuities are maintained using the Commissioners' Annuity Reserve Valuation Method. Group annuity reserves are valued using the CRVM.

The Company establishes loss liabilities for claims that have been incurred before the valuation date, but have not yet been paid. An expense liability is established associated with paying those claims.

The Company waives deduction of deferred fractional premium upon death of insured. The Company does not return any portion of the final premium for periods beyond the date of death. Continuous or modal premium assumptions are used for all reserves. All reserves are equal to the greater of the computed reserve and surrender value or, on certain products, a higher alternative comparison value.

Payments received on deposit-type contracts, which do not incorporate any mortality or morbidity risk, are recorded directly to the liability for deposit-type contracts. Interest credited to deposit-type contracts is recorded as an expense in the statements of operations - statutory basis when earned under the terms of the contract. Payments to contract holders are recorded as current and future policy benefits expense to the extent that such payments differ from the recorded liability.

SEPARATE ACCOUNTS

Separate account assets represent legally segregated funds and are recorded at fair value. Separate account liabilities represent the Company's contractual obligations based on the provisions of the contracts. All contractual guarantees are recorded in general account aggregate reserves.

TRANSFERS TO SEPARATE ACCOUNTS DUE OR ACCRUED, NET

Transfers to separate accounts due or accrued consist primarily of amounts accrued from the separate account for expense allowances recognized in reserves. These amounts represent the excess of separate account contract values over statutory reserves held in the separate account.

REINSURANCE

The Company has reinsurance contracts with other insurance companies and affiliates to limit potential losses, reduce exposure from larger risks, and provide additional capacity for growth. As part of its risk management process, the Company routinely evaluates its reinsurance programs and may change retention limits, reinsurers, or other features at any time.

The ceding of risk does not discharge the Company from its primary obligations to contract owners. To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains liable. The Company evaluates the financial strength and stability of each reinsurer prior to entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

Reserve adjustments on reinsurance ceded, included in other income, relate to amounts ceded by the Company in connection with modified coinsurance reinsurance agreements. These amounts primarily represent ceded current and future policy benefits, net investment income, and net realized capital gains (losses) less tax related to these agreements.

All assets associated with business reinsured on a modified coinsurance basis remain with, and under the control of, the Company.

For the years ended December 31, 2025, 2024 and 2023, premiums assumed were an immaterial amount and premiums ceded were $4 million. As of December 31, 2025 and 2024, reserve credits recorded on ceded reinsurance were $6 million.

The estimated amount of the aggregate reduction in surplus of termination of all reinsurance agreements, by either party, was $1 million as of December 31, 2025 and 2024.

REVENUES, BENEFITS AND EXPENSES

Life insurance and accident and health premiums are recognized as income when due from the policyholder under the terms of the insurance contract. Premiums for flexible premium products are recognized when received from the policyholder. Annuity considerations are recognized as premiums when received.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

FOREIGN CURRENCY

The Company has financial instruments denominated in currencies other than the U.S. dollar. All assets and liabilities denominated in foreign currencies are remeasured at year end exchange rates, while revenue and expenses are measured at the transaction date and recorded in net unrealized capital gains (losses) less tax. The Company primarily uses foreign currency interest rate swaps to manage its foreign exchange risk.

FEDERAL INCOME TAXES

The Company is taxed as a life insurance company for income tax purposes, and its operations are included in the consolidated Federal income tax return of PMHC, the Company's ultimate parent. The method of tax allocation between companies is subject to written tax sharing agreements, approved by the Company’s Board of Directors. Allocation is based upon separate return calculations with current credit for net losses to the extent utilized in the consolidated return. If the consolidated return has tax losses, intercompany balances are generally settled as refunds are received. If the consolidated return has a tax payable, the intercompany balances are generally settled as paid.

RISK-BASED CAPITAL

Risk-based capital is a method developed by the NAIC to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Additionally, certain risks are required to be measured using actuarial cash flow modeling techniques, subject to formulaic minimums. The adequacy of a company's actual capital is measured by a comparison to the risk-based capital results. Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action. As of December 31, 2025 and 2024, the Company exceeded the minimum risk-based capital requirements.

2.	COMPARISON OF NAIC SAP TO U.S. GAAP

The objectives of U.S. GAAP reporting differ from the objectives of NAIC SAP reporting. U.S. GAAP stresses measurement of earnings of a business from period to period, while NAIC SAP stresses measurement of ability to pay claims in the future.

The Company prepares its financial statements - statutory basis in accordance with statutory accounting practices prescribed or permitted by the AZ DIFI, which is a comprehensive basis of accounting other than U.S. GAAP. NAIC SAP primarily differs from U.S. GAAP by charging policy acquisition costs to expense as incurred, recognizing certain policy fees as revenue when billed, establishing future policy benefit liabilities using different actuarial assumptions and methods, as well as reporting investments and certain assets and accounting for deferred income taxes on a different basis.

3.	INVESTMENTS

BONDS, SHORT-TERM INVESTMENTS, AND CASH EQUIVALENTS

The following table presents bonds by asset type in accordance with new guidance adopted January 1, 2025. See Note 4 for information on the Company's fair value measurements.

	Carrying Value	Fair Value	Net Unrealized Gains (Losses)
	(In Millions)
December 31, 2025:
Issuer credit obligations:
U.S. Government obligations	$6	$6
Non-U.S sovereign jurisdiction securities	106	105	$(1)
Municipal bonds - general obligation	43	43
Municipal bonds - special revenue	299	301	2
Project finance bonds issued by operating entities	253	261	8
Corporate bonds	5,303	5,154	(149)
Single entity backed obligations	50	51	1
Bonds issued by funds representing operating entities	293	286	(7)
Bank loans - acquired	10	11	1
Other issuer credit obligations	10	10
Asset-backed securities:
Agency residential mortgage-backed securities (RMBS) - not guaranteed	115	117	2
Non-agency RMBS	182	181	(1)
Non-agency commercial mortgage-backed securities (CMBS)	183	183
Non-agency collateralized obligations	265	266	1
Other financial asset-backed securities	133	134	1
Equity-backed securities	126	126
Other financial asset-backed securities - not self-liquidating	55	58	3
Lease-backed securities - practical expedient	69	69
Other non-financial asset-backed securities - practical expedient	69	71	2
Lease-backed securities - full analysis	199	202	3
Other non-financial asset-backed securities - full analysis	253	257	4
Total bonds	8,022	$7,892	$(130)
Short-term investments	4
Cash equivalents	52
Total	$8,078

The following table presents bonds, short-term investments and cash equivalents by asset type in accordance with previous guidance. Short-term investments and cash equivalents were $195 million as of December 31, 2024.

	Carrying Value	Fair Value	Net Unrealized Gains (Losses)
	(In Millions)
December 31, 2024:
U.S. Government	$6	$6
All other governments	56	52	$(4)
U.S. states, territories, and possessions	9	8	(1)
U.S. political subdivisions of states, territories, and possessions	49	50	1
U.S. special revenue and special assessment obligations	314	309	(5)
Industrial and miscellaneous	5,311	5,006	(305)
Bank loans	30	31	1
LBASS:
RMBS	223	221	(2)
CMBS	215	211	(4)
Other	947	960	13
Total	$7,160	$6,854	$(306)

The carrying value and fair value of bonds, including those classified as short-term investments and cash equivalents, as of December 31, 2025, by contractual maturity date, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Value	Fair Value
	(In Millions)
Due in one year or less	$294	$295
Due after one year through five years	1,284	1,296
Due after five years through ten years	1,606	1,615
Due after ten years	3,193	3,026
	6,377	6,232
Asset-backed securities	1,649	1,664
Total	$8,026	$7,896

The following table presents the fair value and gross unrealized losses for bonds where the fair value had declined and remained continuously below the amortized cost adjusted for OTTI:

	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
			(In Millions)
December 31, 2025:
Issuer credit obligations	$361	$5	$2,100	$302	$2,461	$307
Asset-backed securities	123	1	86	10	209	11
Total	$484	$6	$2,186	$312	$2,670	$318

December 31, 2024:
U.S. Government	$6				$6
All other governments	29	$1	$11	$3	40	$4
U.S. states, territories, and possessions			8	1	8	1
U.S. political subdivisions of states, territories, and possessions	5		15		20
U.S. special revenue and special assessment obligations	51	2	57	16	108	18
Industrial and miscellaneous	896	23	2,321	357	3,217	380
Bank loans	9	1			9	1
LBASS:
RMBS	11		27	5	38	5
CMBS	22		36	6	58	6
Other	147	2	54	3	201	5
Total	$1,176	$29	$2,529	$391	$3,705	$420

The Company has evaluated investments with gross unrealized losses and has determined that the unrealized losses were primarily attributable to interest rate movements and credit spreads. The Company does not intend to sell these securities and has the intent and ability to retain these investments for a period of time sufficient to recover their amortized cost basis.

The table below summarizes the OTTI by investment type:

	Years Ended December 31,
	2025	2024	2023
	(In Millions)
Bonds	$5	$4	$1
Mortgage loans			1
Total	$5	$4	$2

The following table presents all asset-backed securities with an OTTI recognized during the year ended December 31, 2025, whereby the present value of cash flows expected to be collected is less than the amortized cost basis of the securities:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement When Reported
			(In Millions)
872660A*6	$20	$15	$5	$15	$15	12/31/2025

The following table presents proceeds from sales of bonds and the resulting gross realized gains and losses:

	Years Ended December 31,
	2025	2024	2023
	(In Millions)
Proceeds	$690	$12	$6
Gross realized gains	3
Gross realized losses	5

Bonds with a carrying value of $6 million as of December 31, 2025 and 2024, were held as restricted assets on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

MORTGAGE LOANS

The maximum and minimum lending rates for newly issued mortgage loans, by category, are as follows:

	Maximum	Minimum
Year Ended December 31, 2025:
Construction and land development	7.64%	6.94%
Commercial	6.34%	5.40%

Year Ended December 31, 2024:
Construction and land development	8.88%	8.88%
Commercial	7.49%	6.33%

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 99% and 69% as of December 31, 2025 and 2024, respectively.

The age analysis of mortgage loans by type and identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement is as follows:

Commercial
(In Millions)
December 31, 2025:
Current	$758

Participant or co-lender in a mortgage loan agreement:
Recorded investment (1)	$88

	Commercial	Mezzanine	Total
	(In Millions)
December 31, 2024:
Current	$556	$27	$583

Participant or co-lender in a mortgage loan agreement:
Recorded investment (1)	$46	$27	$73

(1)	Excluded from the commercial amounts are mortgage loan participations where the sole participants are the Company and Pacific Life. The total amounts were $670 million and $510 million as of December 31, 2025 and 2024, respectively.

The Company's mortgage loans finance various types of properties primarily throughout the U.S. and Canada. The geographic distributions of the mortgage loans were as follows:

	December 31, 2025		December 31, 2024
	($ In Millions)
Atlantic	$227	30%	$146	25%
Pacific	192	25%	224	38%
North Central	166	22%	85	15%
South Central	91	12%	66	11%
New England	51	7%	33	6%
Mountain	30	4%	28	5%
Canada	1	0%	1	0%
Total	$758	100%	$583	100%

As of December 31, 2025 and 2024, the carrying value of the largest single commercial loan was $33 million. As of December 31, 2025, the total carrying value of multiple commercial loans with a single sponsor was $33 million. As of December 31, 2024, the total carrying value of multiple commercial loans with a single sponsor, a related party to the Company, was $40 million.

For commercial mortgage loans, the Company reviews performance and credit quality on an on-going basis, including loan payment delinquencies and collateral performance. Collateral performance includes a review of the most recent collateral inspection reports and financial statements. Analysts track each loan's debt service coverage ratio (DSCR) and loan-to-value (LTV) ratio. The DSCR compares the collateral’s net operating income to its debt service payments. DSCRs less than 1.0 times indicate that the collateral operations do not generate enough income to cover the loan’s current debt payments. A larger DSCR indicates a greater excess of net operating income over the debt service cost. The LTV ratio compares the amount of the loan to the fair value of the collateral and is commonly expressed as a percentage. LTV ratios greater than 100% indicate that the loan amount exceeds the collateral value. A smaller LTV ratio indicates a greater excess of collateral value over the loan amount. The monitoring process focuses on higher risk loans, which includes those that are classified as restructured, delinquent, or in foreclosure, as well as loans with higher LTV ratios and lower DSCRs. The DSCRs and LTV ratios are updated routinely.

The following table presents the recorded investment in mortgage loans by credit quality indicator:

	December 31,
	2025	2024
	(In Millions)
LTV ratio:
Less than or equal to 65%	$524	$524
Greater than 65% to 75%	156	30
Greater than 75% to 100%	78	29
Total	$758	$583

DSCR:
Greater than 1.2x	$521	$366
Greater than 1.0x to 1.2x	109	55
Less than or equal to 1.0x	32	126
Construction (1)	96	36
Total	$758	$583

(1)	Credit quality for construction loans is based on LTV ratio, loan payment performance, and the construction progress and related costs for the underlying collateral project.

DEBT RESTRUCTURING

The Company did not have any modifications classified as troubled debt restructurings during the years ended December 31, 2025 and 2024. During the year ended December 31, 2023, the Company modified one mortgage loan with a carrying value of $14 million. The Company granted two term extensions on the loan during the year ended December 31, 2023. The first modification extended the maturity date by five months, and the second modification further extended the maturity date by two months. The modification qualified as a troubled debt restructuring and an impairment loss of $1 million was recorded. The loan matured in 2024.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company's financial assets and liabilities that are carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, Fair Value. The determination of fair value requires the use of observable market data when available. The hierarchy consists of the following three levels that are prioritized based on observable and unobservable inputs.

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 financial instruments include securities that are traded in an active exchange market.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in inactive markets, and model-derived valuations for which all significant inputs are observable market data.

Level 3	Valuations derived from valuation techniques in which one or more significant inputs are not market observable.

The following tables present, by fair value hierarchy level, the Company's financial instruments that are carried at fair value or net asset value (NAV):

	December 31, 2025
	Level 1	Level 2	Level 3	NAV	Total
	(In Millions)
Assets:
Common stocks:
Industrial and miscellaneous			$8		$8
Derivatives:
Foreign currency and interest rate swaps		$1			1
Equity derivatives	$9		3		12
Total derivatives	9	1	3	—	13
Separate account assets (1)	3,629			$21	3,650
Total	$3,638	$1	$11	$21	$3,671

Liabilities:
Derivatives:
Foreign currency and interest rate swaps		$15			$15
Total	$—	$15	$—	$—	$15

	December 31, 2024
	Level 1	Level 2	Level 3	NAV	Total
	(In Millions)
Assets:
Common stocks:
Industrial and miscellaneous			$6		$6
Derivatives:
Equity derivatives	$6		2		8
Separate account assets (1)	3,345			$19	3,364
Total	$3,351	$—	$8	$19	$3,378

Liabilities:
Derivatives:
Foreign currency and interest rate swaps		$22			$22
Total	$—	$22	$—	$—	$22

(1) Consists of separate account assets that are primarily invested in mutual funds and hedge funds. Investment performance related to separate account assets is offset by corresponding amounts credited to contract holders whose liability is recorded in the separate account liabilities. Separate account liabilities are measured to equal the fair value of separate account assets.

FAIR VALUE MEASUREMENT

The following describes the valuation methodologies used by the Company to measure various types of financial instruments at fair value.

BONDS AND COMMON STOCKS

The fair values of bonds and common stocks are determined by management after considering external pricing sources and internal valuation techniques. For securities with sufficient trading volume, prices are obtained from third-party pricing services. For securities that are traded infrequently, fair values are determined after evaluating prices obtained from third-party pricing services and independent brokers or are valued internally using various valuation techniques.

The Company's management analyzes and evaluates prices received from independent third parties and determines whether they are reasonable estimates of fair value. Management's analysis may include, but is not limited to, review of third-party pricing methodologies and inputs, analysis of recent trades, comparison to prices received from other third parties and development of internal models utilizing observable market data of comparable securities. The Company assesses the reasonableness of valuations received from independent brokers by considering current market dynamics and current pricing for similar securities.

For prices received from independent pricing services, the Company applies a formal process to challenge any prices received that are not considered representative of fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of fair value, independent non-binding broker quotations are obtained or an internally developed valuation is prepared. Upon evaluation, the Company determines which source represents the best estimate of fair value. Overrides of third-party prices to internally developed valuations of fair value did not produce material differences in the fair value of the portfolio. In the absence of such market observable activity, management’s best estimate is used.

Fair values determined by internally derived valuation tools use market-observable data if available. Generally, this includes using an actively traded comparable security as a benchmark for pricing. These internal valuation methods primarily represent discounted cash flow models that incorporate significant assumptive inputs such as spreads, discount rates, default rates, severity and prepayment speeds. Internally developed estimates may also use unobservable data, which reflect the Company’s own assumptions about the inputs market participants would use.

Most securities priced by a major independent third-party service have been classified as Level 2, as management has verified that the significant inputs used in determining their fair values are market observable and appropriate. Externally priced securities for which fair value measurement inputs are not sufficiently transparent, such as securities valued based on independent broker quotations, have been classified as Level 3. Internally valued securities, including adjusted prices received from independent third parties, where significant management assumptions have been utilized in determining fair value, have been classified as Level 3. Securities categorized as Level 1 consist primarily of investments in mutual funds.

DERIVATIVE INSTRUMENTS

Derivative instruments are reported at fair value using pricing valuation models which utilize market data inputs or independent broker quotations or exchange prices for exchange-traded futures. The Company calculates the fair value of derivatives using market standard valuation methodologies for foreign currency swaps, interest rate swaps, equity options and equity total return swaps. The derivatives are valued using mid-market inputs that are predominantly observable in the market. Inputs include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads and correlations, interest volatility, equity volatility and equity index levels. On a monthly basis, the Company performs an analysis of derivative valuations, which includes both quantitative and qualitative analyses. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, analysis of the impacts of changes in the market environment and review of changes in the market value for each derivative by both risk managers and investment accountants. Internally calculated fair values are reviewed and compared to external broker fair values for reasonableness.

Derivative instruments classified as Level 1 are exchange-traded. Derivative instruments classified as Level 2 primarily include foreign currency swaps, interest rate swaps and total return swaps. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data, primarily interest swap rates, interest rate volatility and foreign currency forward and spot rates.

Derivative instruments classified as Level 3 include complex derivatives, such as equity options. These derivatives are valued using pricing models which utilize both observable and unobservable inputs, primarily interest rate volatility, equity volatility, equity index levels and, to a lesser extent, broker quotations. A derivative instrument containing Level 2 inputs would be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

SEPARATE ACCOUNT ASSETS

The fair value of separate account assets is based on the fair value or NAV of the underlying assets. Separate account assets held at fair value primarily consist of mutual funds and hedge funds.

Level 1 separate account assets include mutual funds that are valued based on reported net asset values provided by fund managers daily and can be redeemed without restriction.

Investments Measured Using the NAV Practical Expedient

Separate account assets include hedge funds where the fair value is based on the NAV obtained from the fund managers. Investment strategies related to separate account hedge funds include multi-strategy primarily invested in U.S. and international equity, fixed income, long/short equity, loans, derivatives, privately held companies and private partnerships. The redemption frequency is quarterly. There are no remaining lockup periods or unfunded commitments of investments measured using the NAV practical expedient as of December 31, 2025.

LEVEL 3 RECONCILIATION

The tables below present a reconciliation of the beginning and ending balances of the Level 3 financial instruments that are carried at fair value using significant unobservable inputs:

		Total Gains
	January 1, 2025	Included in Net Income	Included in Surplus	Purchases	Settlements	December 31, 2025
	(In Millions)
Bonds
Common stocks	$6			$2		$8
Derivatives, net	2	$1		2	$(2)	3
Total	$8	$1	$—	$4	$(2)	$11

		Total Gains (Losses)
	January 1, 2024	Included in Net Income	Included in Surplus	Purchases	Settlements	December 31, 2024
	(In Millions)
Bonds			$(2)		$2	$—
Common stocks	$5			$1		6
Derivatives, net	2	$1		2	(3)	2
Total	$7	$1	$(2)	$3	$(1)	$8

The admitted values and fair values of the Company's financial instruments are presented in the following table:

	December 31, 2025
	Fair Value	Admitted Value	Level 1	Level 2	Level 3	NAV
	(In Millions)
Assets:
Bonds:
Issuer credit obligations	$6,228	$6,373		$6,029	$199
Asset-backed securities	1,664	1,649		1,455	209
Common stocks	8	8			8
Mortgage loans	770	758		770
Cash, cash equivalents and short-term investments	74	74	$70	4
Contract loans	21	21			21
Derivatives, net	(2)	(2)	9	(14)	3
Other invested assets (1)	23	26		23
Separate account assets	3,650	3,650	3,629			$21
Liabilities:
Liability for deposit-type contracts	1,258	1,219			1,258
Separate account liability for deposit type contracts	1	1			1

	December 31, 2024
	Fair Value	Admitted Value	Level 1	Level 2	Level 3	NAV
	(In Millions)
Assets:
Bonds	$6,659	$6,965		$6,438	$221
Common stocks	6	6			6
Mortgage loans	559	583		559
Cash and cash equivalents	219	219	$219
Contract loans	20	20			20
Derivatives, net	(14)	(14)	6	(22)	2
Other invested assets (1)	17	20		17
Separate account assets	3,364	3,364	3,345			$19
Liabilities:
Liability for deposit-type contracts	1,162	1,157			1,162
Separate account liability for deposit type contracts	1	1			1

(1) Excludes investments accounted for under the equity method.

The tables above exclude the following financial instruments: investment income due and accrued and derivatives collateral receivable and payable. The fair value of these financial instruments, which are primarily classified as Level 2, approximates carrying value as they are short-term in nature such that there is minimal risk of material changes in fair value due to changes in interest rates or counterparty credit.

The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 2025 and 2024:

MORTGAGE LOANS

The fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using current rates that are applicable to similar credit quality, property type and average maturity of the composite portfolio.

CASH, CASH EQUIVALENTS, AND SHORT-TERM INVESTMENTS

Cash equivalents are money market mutual funds that have fair values that approximate their carrying values due to the short maturities of the underlying investments of the funds. The carrying value of cash approximates the fair value. For short-term investments with maturities of one year or less from date of purchase, excluding cash equivalents and money market mutual funds, their fair values are determined using similar valuation techniques as described above for bonds.

CONTRACT LOANS

Contract loans are not separable from their associated insurance contract and bear no credit risk since they do not exceed the contract's cash surrender value, making these assets fully secured by the cash surrender value of the contracts. Therefore, the carrying amount of the contract loans is a reasonable approximation of fair value.

OTHER INVESTED ASSETS

Other invested assets consist of surplus note investments held from other insurance providers. The fair value of the surplus note investments are priced by an independent pricing service as described for bonds above.

LIABILITY FOR DEPOSIT-TYPE CONTRACTS

The primary methods used to determine the estimated fair value of liability for deposit-type contracts are based on discounted cash flow methodologies using significant unobservable inputs.

SEPARATE ACCOUNT LIABILITY FOR DEPOSIT-TYPE CONTRACTS

The statement value of separate account liability for deposit-type contracts is reported under separate account liabilities and is a reasonable estimate of their fair value because the contractual interest rates are variable and based on current market rates.

5.       DERIVATIVE INSTRUMENTS

The Company primarily utilizes derivative instruments to manage its exposure to interest rates, foreign currency, and equity risk, (collectively “market risk”) and credit risk. Derivative instruments are also used to manage the duration mismatch of general account assets and liabilities. Derivatives may be exchange-traded or contracted in the over-the-counter (OTC) market. The Company’s OTC derivatives are primarily bilateral contracts between two counterparties. Certain of the Company’s OTC derivatives are cleared and settled through central clearing counterparties. The Company utilizes a variety of derivative instruments including swaps, exchange-traded futures and options.

The following table summarizes the notional amount, net carrying value, and net fair value of the Company's derivative instruments by type. Cash collateral received from or pledged to counterparties is not included in the amounts below. Notional amount represents a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market risk or credit risk and is not recorded in the statements of admitted assets, liabilities and capital and surplus - statutory basis. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as foreign currency swaps.

	Notional Amount	Net Carrying Value	Net Fair Value
	(In Millions)
December 31, 2025:
Equity options	$57	$3	$3
Equity futures	166	9	9
Foreign currency swaps	1
Interest rate swaps	338	(14)	(14)
Total	$562	$(2)	$(2)

December 31, 2024:
Equity options	$45	$2	$2
Equity futures	130	6	6
Foreign currency swaps	1
Interest rate swaps	205	(22)	(22)
Total	$381	$(14)	$(14)

COLLATERAL

For OTC and OTC-cleared derivatives, the Company pledges and receives cash and asset collateral. Cash collateral received from counterparties was $1 million and $2 million as of December 31, 2025 and 2024, respectively. Cash collateral pledged to counterparties was $13 million and $24 million as of December 31, 2025 and 2024, respectively.

The Company is required to pledge initial margin for all futures contracts. The amount of required margin is determined by the exchange on which it is traded. Cash pledged for initial margin was $9 million and $6 million as of December 31, 2025 and 2024, respectively.

DERIVATIVES DESIGNATED AS FAIR VALUE HEDGES

The Company offers life insurance products with indexed account options. The interest credited on the indexed accounts is a function of the underlying domestic and/or international equity index, subject to various caps, thresholds and participation rates.

The Company utilizes equity options to hedge the credit paid to the policyholder on the underlying index for its life insurance products with indexed account options. These equity options are contracts to buy the index at a predetermined time at a contracted price. The contracts will be net settled in cash based on differentials in the index at the time of exercise and the strike price subject to a cap, net of option premiums. These equity options are designated as a fair value hedge under statutory accounting principles with changes in fair value recorded in net realized capital gains (losses) less tax.

For the years ended December 31, 2025, 2024 and 2023, $2 million of option premium expense recorded in net investment income for equity options hedging indexed life insurance products was excluded from the assessment of hedge effectiveness. For all other hedging relationships, no component of the hedging instrument’s fair value was excluded from the assessment of hedge effectiveness.

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS

The Company offers a rider on certain variable annuity contracts that guarantees net principal over specified periods, as well as riders on certain variable annuity contracts that guarantee a minimum withdrawal benefit over specified periods, subject to certain restrictions.

The Company may utilize total return swaps and exchange-traded futures based upon domestic and international equity market indices to economically hedge the equity risk of the guarantees in its variable annuity products. Total return swaps are swaps whereby the Company agrees to exchange the difference between the economic risk and reward of an equity index and a floating rate of interest, calculated by reference to an agreed upon notional amount. Cash is paid and received over the life of the contract based on the terms of the swap. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the values of which are determined by the underlying equity indices, and to post variation margin on a daily basis in an amount equal to the change in the daily fair value of those contracts. The Company also utilizes interest rate swaps to manage interest rate risk in the variable annuity products.

Foreign currency interest rate swap agreements are used to convert fixed or floating rate foreign-denominated assets to U.S. dollar fixed or floating rate assets. A foreign currency interest rate swap involves the exchange of an initial principal amount in two currencies, and the agreement to re-exchange the currencies at a future date, at an agreed-upon exchange rate. There are also periodic exchanges of interest payments in the two currencies at specified intervals, calculated using agreed-upon interest rates, exchange rates, and the exchanged principal amounts. The Company enters into these agreements primarily to manage the currency risk associated with investments that are denominated in foreign currencies.

Interest rate swaps are used by the Company to reduce market risk from changes in interest rates and other interest rate exposure arising from duration mismatches between assets and liabilities. An interest rate swap agreement involves the exchange, at specified intervals, of interest payments resulting from the difference between fixed rate and floating rate interest amounts calculated by reference to an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party.

The average and ending fair value of derivatives not designated as hedging instruments during and as of the periods presented are as follows:

	December 31, 2025			December 31, 2024
	Asset	Liability	Average Asset (Liability)	Asset	Liability	Average Asset (Liability)
	(In Millions)
Equity options	$1
Equity futures	9		$8	$6		$6
Interest rate swaps	1	$15	(13)		$22	(20)
Total	$11	$15	$(5)	$6	$22	$(14)

The following table summarizes the impact from derivative instruments not designated as hedging instruments on surplus and results of operations:

	Year Ended December 31, 2025
	Surplus	Net Realized Capital Losses	Net Investment Income
	(In Millions)
Equity futures	$(3)	$(32)
Interest rate swaps	8	(8)	$(2)
Total	$5	$(40)	$(2)

	Year Ended December 31, 2024
	Surplus	Net Realized Capital Losses	Net Investment Income
	(In Millions)
Equity futures	$11	$(27)
Equity total return swaps			$(4)
Interest rate swaps	(4)	(11)	(3)
Total	$7	$(38)	$(7)

	Year Ended December 31, 2023
	Surplus	Net Realized Capital Losses	Net Investment Income
	(In Millions)
Equity futures	$(12)	$(18)
Equity total return swaps			$(4)
Interest rate swaps	34	(34)	(6)
Total	$22	$(52)	$(10)

DERIVATIVE CREDIT EXPOSURE

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. The Company manages its credit risk by dealing with creditworthy counterparties, establishing risk-control limits, executing legally enforceable master netting agreements, and obtaining collateral where appropriate. In addition, the Company evaluates the financial stability of each counterparty before entering into each agreement and throughout the period that the financial instrument is owned. The Company’s credit exposure is measured on a counterparty basis as the net positive fair value of all derivative positions with the counterparty, net of income or expense accruals and collateral received.

The Company’s OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

For OTC derivative transactions, the Company enters into legally enforceable master netting agreements which provide for the netting of payments and receipts with a single counterparty. The net position with each counterparty is calculated as the aggregate fair value of all derivative instruments with each counterparty, net of income or expense accruals and collateral paid or received. These master netting agreements include collateral arrangements with derivative counterparties, which require positions be marked to market and margined on a daily basis by the daily settlement of variation margin. The Company has minimal counterparty exposure to credit-related losses in the event of nonperformance by these counterparties.

The OTC agreements may include a termination event clause associated with financial strength ratings assigned by certain independent rating agencies. If these financial strength ratings were to fall below a specified level, as defined within each counterparty master netting agreement, or if one of the rating agencies were to cease to provide a financial strength rating, the counterparty could terminate the master netting agreement with payment due based on the net fair value of the underlying derivatives. As of December 31, 2025 and 2024, the Company’s financial strength ratings were above the specified level.

The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance for the years ended December 31, 2025, 2024 and 2023. The Company does not expect any counterparties to fail to meet their obligations given their investment-grade ratings.

6.       INCOME TAXES

The components of net deferred tax assets (DTAs) and deferred tax liabilities (DTLs) are as follows:

	December 31, 2025			December 31, 2024
	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$106	$5	$111	$96	$5	$101
Nonadmitted DTAs	48	2	50	51	2	53
Net admitted DTAs	58	3	61	45	3	48
DTLs	11	3	14	9	3	12
Net admitted DTAs	$47	$—	$47	$36	$—	$36

	Change during 2025
	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$10		$10
Nonadmitted DTAs	(3)		(3)
Net admitted DTAs	13	—	13
DTLs	2		2
Net admitted DTAs	$11	$—	$11

The admission calculation components of SSAP No. 101, Income Taxes, are as follows:

	December 31, 2025			December 31, 2024
	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Millions)
Adjusted gross DTAs expected to be realized after application of the threshold limitation	$47		$47	$36		$36
Adjusted gross DTAs expected to be realized following the balance sheet date	47		47	36		36
Adjusted gross DTAs allowed per limitation threshold			86			85
Adjusted gross DTAs offset by gross DTLs	11	$3	14	9	$3	12
DTAs admitted as the result of application of SSAP No. 101	$58	$3	$61	$45	$3	$48

	Change during 2025
	Ordinary	Capital	Total
	(In Millions)
Adjusted gross DTAs expected to be realized after application of the threshold limitation	$11		$11
Adjusted gross DTAs expected to be realized following the balance sheet date	11		11
Adjusted gross DTAs allowed per limitation threshold			1
Adjusted gross DTAs offset by gross DTLs	2		2
DTAs admitted as the result of application of SSAP No. 101	$13	$—	$13

The ratio percentage and adjusted capital and surplus used to determine recovery period and threshold limitation are as follows:

	December 31,
	2025	2024
	($ In Millions)
Ratio percentage	736%	867%
Amount of adjusted capital and surplus	$575	$565

As of December 31, 2025 and 2024, there was no impact on adjusted gross and net admitted DTAs due to tax planning strategies. The Company's tax planning strategies did not include the use of reinsurance.

Federal income taxes are as follows:

	Years Ended December 31,			Change	Change
	2025	2024	2023	2025-2024	2024-2023
	(In Millions)
Federal income taxes	$12	$32	$16	$(20)	$16
Federal income taxes on net capital gains (losses)	(1)	(3)		2	(3)
Total	$11	$29	$16	$(18)	$13

The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs are as follows:

	December 31,
DTAs:	2025	2024	Change
Ordinary:	(In Millions)
Policyholder reserves	$80	$73	$7
Deferred acquisition costs	23	20	3
Compensation and benefits accrual	1	1
Other	2	2
Total	106	96	10
Nonadmitted DTAs	48	51	(3)
Admitted ordinary DTAs	58	45	13

Capital:
Investments	5	5
Nonadmitted DTAs	2	2
Admitted capital DTAs	3	3	—
Admitted DTAs	61	48	13

DTLs:
Ordinary:
Investments	10	8	2
Other	1	1
Total	11	9	2

Capital:
Investments	3	3

DTLs	14	12	2

Net admitted DTAs	$47	$36	$11

The change in net deferred income taxes, exclusive of the nonadmitted assets, is as follows:

	December 31,
	2025	2024	Change
	(In Millions)
Total DTAs	$111	$101	$10
Total DTLs	14	12	2
Net DTAs	$97	$89	8
Excluding tax effect of unrealized gains (losses)
Change in net operating deferred income tax			$8

Federal income tax expense is different from that which would be incurred by applying the statutory Federal income tax rate of 21% to income before income taxes. The significant items causing these differences are as follows:

	Years Ended December 31,
	2025	2024	2023
	(In Millions)
Provision computed at statutory rate	$5	$13	$2
Tax impact from derivative gains (losses) from surplus	1	1	5
Other	(3)	(3)	(3)
Total statutory income tax	$3	$11	$4

Federal income taxes incurred	$11	$29	$17
Change in net deferred income taxes	(8)	(18)	(13)
Total statutory income tax	$3	$11	$4

The Company had no adjustments of DTAs and DTLs for enacted changes in tax laws or a change in tax status. The Company had no adjustments to gross DTAs because of a change in circumstances that causes a change in judgment about the realizability of the related DTAs.

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

	Ordinary	Capital
(In Millions)
2025 estimated
2024
2023

The Company had no federal or foreign income tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within 12 months from December 31, 2025.

PMHC and its subsidiaries file income tax returns in the U.S. Federal and various state jurisdictions. PMHC is under continuous audit by the Internal Revenue Service (IRS) and is audited periodically by some state taxing authorities. The IRS is currently examining PMHC’s tax returns for the years ended December 31, 2013 through 2022. The exam of the Federal tax returns through tax years ended December 31, 2012 has been completed and certain issues are under appeals. The State of California is auditing the tax year ended December 31, 2009 and certain issues are under protest. The Company does not expect the current Federal and California audits to result in any material assessments.

The Inflation Reduction Act enacted on August 16, 2022 was effective January 1, 2023 and imposed a 15% Corporate Alternative Minimum Tax (CAMT) on corporations with three-year average adjusted financial statement income over $1.0 billion. The Company is part of the PMHC consolidated group which has determined that it is an applicable reporting entity for purposes of the CAMT beginning in 2024. CAMT has not been recognized in the Company's financial statements - statutory basis for the years ended December 31, 2025 and 2024 because the PMHC consolidated group's regular tax liability exceeded its CAMT liability.

In July 2025, the One Big Beautiful Bill Act (OBBB) was enacted into law. The legislation includes a broad range of tax reform provisions affecting businesses, including extensions and modifications to certain provisions of the Tax Cuts & Jobs Act, as well as expansions and accelerations of provisions under the Inflation Reduction Act. While most provisions are effective January 1, 2026, certain provisions are retroactive to an earlier date in 2025. The Company has evaluated the impact of OBBB and concluded that it does not have a material impact on the financial statements - statutory basis for the year ended December 31, 2025.

7.	BORROWED MONEY

The Company is a member of the Federal Home Loan Bank (FHLB) of San Francisco. Through its membership, the Company is eligible to receive advances from the FHLB based on a percentage of the Company’s net admitted assets provided it has sufficient available eligible collateral and is in compliance with the FHLB requirements and insurance laws and regulations. The Company has determined the estimated maximum borrowing capacity (after taking into account required collateralization levels) was $4 million as of December 31, 2025 and 2024. However, asset eligibility determination is subject to the FHLB's discretion and to the availability of qualifying assets at the Company. The Company had no collateral pledged to the FHLB. The Company had no borrowing from the FHLB as of December 31, 2025 and 2024.

The Company is required to purchase stock in FHLB of San Francisco each time it receives an advance. As of December 31, 2025, and 2024, the Company held $7 million and $5 million, respectively, of restricted membership Class B stock of FHLB of San Francisco, which is recorded in common stock. None of the membership stock is eligible for redemption.

8.	CAPITAL AND SURPLUS

DIVIDEND RESTRICTIONS

The payment of dividends by the Company to its parent is subject to restrictions set forth in the State of Arizona insurance laws. These laws require (i) notification to the AZ DIFI for the declaration and payment of any dividend and (ii) approval by the AZ DIFI for accumulated dividends within the preceding twelve months that exceed the lesser of 10% of statutory surplus as regards to policyholders as of the preceding December 31 or statutory net gain from operations for the preceding twelve months ended December 31. Based on these restrictions and 2025 statutory results, the Company could pay up to $44 million in dividends in 2026 to Pacific Life without prior approval by the AZ DIFI. Within the dividend restrictions, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There are no other restrictions on unassigned surplus.

No dividends were paid during the years ended December 31, 2025, 2024, and 2023.

During the years ended December 31, 2025, 2024, and 2023, the Company received capital contributions in the form of bonds. from Pacific Life of zero, zero, and $49 million, respectively.

UNASSIGNED SURPLUS

The portion of unassigned surplus represented or reduced by cumulative net unrealized losses was $12 million and $18 million as of December 31, 2025 and 2024, respectively.

9.	RELATED PARTY TRANSACTIONS

Pacific Life provides general administrative and investment management services to the Company under an administrative services agreement. Product contract services relating to the Company's variable universal life insurance, other life insurance, variable annuities and investment management services are under a separate services agreement. Amounts charged by Pacific Life to the Company for these services were $40 million, $28 million and $34 million for the years ended December 31, 2025, 2024 and 2023, respectively, and are primarily included in operating expenses. Effective March 2024, the Company provides certain administrative and special services to Pacific Life under an administrative service agreement. Amounts charged by the Company to Pacific Life for these services were $6 million and $4 million for the years ended December 31, 2025 and 2024, respectively. The Company reported $34 million and $14 million due to Pacific Life as of December 31, 2025 and 2024, respectively. It is the Company’s policy to settle these amounts no later than 90 days after the due date. Allocated operating expenses are not necessarily indicative of the total cost that would be incurred if the Company operated on a stand-alone basis.

Pacific Life Fund Advisors LLC (PLFA) is a non-life insurance subsidiary owned 99% by Pacific Life and 1% by the Company. Distributions from PLFA to the Company included in net investment income for the years ended December 31, 2025, 2024 and 2023 were $5 million. In connection with the operations of PLFA, the Company and Pacific Life are obligated to contribute additional capital funding as may be required according to their respective membership percentages. There were no capital contributions to PLFA for the years ended December 31, 2025, 2024 and 2023.

Pacific Select Distributors, LLC (PSD), a wholly-owned broker-dealer subsidiary of Pacific Life, primarily serves as the distributor of registered investment-related products and services, principally variable life and annuity contracts issued by the Company and Pacific Life. In connection with PSD’s distribution of these variable life and annuity contracts to the Company and Pacific Life, the Company incurred commission expense of $34 million, $29 million and $27 million during the years ended December 31, 2025, 2024 and 2023, respectively. A service plan was adopted by the Pacific Select Fund whereby Pacific Select Fund pays PSD, as distributor of the funds, a service fee in connection with services rendered or procured to or for shareholders of the fund or their variable contract owners. These services may include, but are not limited to, payment of compensation to broker-dealers, including PSD itself, and other financial institutions and organizations, which assist in providing any of the services. From these service fees, PSD reimbursed the Company $4 million included in commission expense, for the years ended December 31, 2025, 2024 and 2023. PSD also offers limited retail broker-dealer services that include selling variable annuities issued by the Company to customers advised by third party fiduciaries such as trust companies and registered investment advisers. With respect to these sales, PSD acts as the broker-dealer of record for the initial sale, but does not receive commissions.

The Company’s structured settlement transactions are typically designed such that an affiliated assignment company assumes settlement obligations from external parties in exchange for consideration. The affiliated assignment company then funds the assumed settlement obligations by purchasing annuity contracts from the Company. Consequently, substantially all of the Company’s structured settlement annuities are sold to an affiliated assignment company. Included in the liability for aggregate reserves are insurance contracts with the affiliated assignment company with contract values of $2.0 billion as of December 31, 2025 and 2024. Related to these annuity contracts, the Company received $51 million, $20 million and $56 million of premium and annuity considerations and paid $128 million, $128 million and $124 million of current and future policy benefits for the years ended December 31, 2025, 2024 and 2023, respectively. In addition, included in the liability for deposit-type contracts are insurance contracts with the affiliated assignment company of $1.2 billion and $1.1 billion as of December 31, 2025 and 2024, respectively.

The Company has an agreement with Pacific Life to borrow up to $100 million at variable interest rates. There were no borrowings outstanding as of December 31, 2025 and 2024.

The Company also has an intercompany uncommitted revolving credit facility with affiliates to lend or borrow funds. Under the agreement, the Company can lend or borrow up to 3% of the Company's admitted assets to certain affiliates as of the preceding December 31. The aggregate total borrowing of all outstanding loans is limited to $3.0 billion including any outstanding loans under any other affiliate lending agreements. The Company had no amounts outstanding under the facility as of December 31, 2025 and 2024.

During the years ended December 31, 2025, 2024 and 2023, participants previously covered by a group annuity contract at Pacific Life were transferred to the Company. As a result, the Company recognized premium revenue and increases in reserves of $8 million, $51 million and $8 million, respectively.

10.	RESERVES FOR LIFE CONTRACTS AND ANNUITY CONTRACTS

For policies with a substandard rating or flat extra, mean reserves are based on an appropriate multiple of or addition to the valuation mortality table.

As of December 31, 2025 and 2024, the Company had $99 million and $154 million, respectively, of insurance in force for which gross premiums were less than the net premiums according to the valuation standard set by the AZ DIFI.

For traditional policies, tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as described by the NAIC instructions. For non-traditional universal life type policies, the tabular interest and tabular cost are based on the actual interest credited to and monthly deductions from the policies. For some deferred annuity policies and some immediate payout policies, tabular interest was calculated using basic data.

The tabular interest on deposit funds not involving life contingencies has been determined from actual interest credited to deposits.

11.	ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT-TYPE CONTRACT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

The tables below describe withdrawal characteristics of individual annuities, group annuities and deposit-type contracts:

Individual Annuities:

	December 31, 2025
	General Account	Separate Account Nonguaranteed	Total	% of Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$68		$68	1%
At book value less current surrender charge of 5% or more (1)	2,781		2,781	29%
At fair value		$3,491	3,491	36%
Total with market value adjustment or at fair value	2,849	3,491	6,340	66%
At book value without adjustment	1,096		1,096	11%
Not subject to discretionary withdrawal	2,203		2,203	23%
Total	$6,148	$3,491	$9,639	100%

Amount included at book value less current surrender charge of 5% or more that will move to at book value without adjustment for the first time within the year after the statement date:	$774		$774

(1) Withdrawal characteristic categories were evaluated using effective surrender charge rates, where applicable.

Group Annuities:

	December 31, 2025
	General Account	Separate Account Nonguaranteed	Total	% of Total
	($ In Millions)
Not subject to discretionary withdrawal	$995		$995	100%
Total	$995		$995	100%

Deposit-type Contracts:

	December 31, 2025
	General Account	Separate Account Nonguaranteed	Total	% of Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$8		$8	1%
At fair value		$1	1	0%
Total with market value adjustment or at fair value	8	1	9	1%
Not subject to discretionary withdrawal	1,212		1,212	99%
Total	$1,220	$1	$1,221	100%

Total Individual and Group Annuities and Deposit-type Contracts:

	December 31, 2025
	General Account	Separate Account Nonguaranteed	Total	% of Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$76		$76	1%
At book value less current surrender charge of 5% or more (1)	2,781		2,781	23%
At fair value		$3,492	3,492	30%
Total with market value adjustment or at fair value	2,857	3,492	6,349	54%
At book value without adjustment	1,096		1,096	9%
Not subject to discretionary withdrawal	4,410		4,410	37%
Total	$8,363	$3,492	$11,855	100%

Total Individual and Group Annuities and Deposit-type Contracts:

	December 31, 2024
	General	Separate Account		% of
	Account	Nonguaranteed	Total	Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$82		$82	1%
At book value less current surrender charge of 5% or more (1)	2,147		2,147	20%
At fair value		$3,221	3,221	31%
Total with market value adjustment or at fair value	2,229	3,221	5,450	52%
At book value without adjustment	1,250		1,250	12%
Not subject to discretionary withdrawal	3,789		3,789	36%
Total	$7,268	$3,221	$10,489	100%

(1) Withdrawal characteristic categories were evaluated using effective surrender charge rates, where applicable.

The following information is obtained from the applicable exhibit in the Company's Annual Statement and related Separate Accounts Annual Statement, both of which are filed with the AZ DIFI, and are provided to reconcile annuity reserves and deposit-type contract funds and other liabilities without life or disability contingencies to amounts reported in the Annual Statement:

	December 31,
	2025	2024
	(In Millions)
Annual Statement:
Annuities	$7,143	$6,111
Deposit-type contracts	1,220	1,157
Subtotal	8,363	7,268

Separate Accounts Annual Statement:
Annuities	3,491	3,220
Other contract deposit funds	1	2
Subtotal	3,492	3,222

Total	$11,855	$10,490

12.	ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

The tables below describe withdrawal characteristics of life actuarial reserves:

	December 31, 2025
	General Account			Separate Account - Nonguaranteed
	Account	Cash		Account	Cash
	Value	Value	Reserve	Value	Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or contract loans:
Universal life	$1
Universal life with secondary guarantees	8	$8	$8
Indexed universal life with secondary guarantees	47	45	48
Other permanent cash value life insurance	6	6	6
Variable universal life	18	18	18	$86	$86	$86

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value			5
Disability - disabled lives			4
Miscellaneous reserves
Total (direct + assumed)	80	77	89	86	86	86
Reinsurance ceded			5
Total (net)	$80	$77	$84	$86	$86	$86

	December 31, 2024
	General Account			Separate Account - Nonguaranteed
	Account	Cash		Account	Cash
	Value	Value	Reserve	Value	Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or contract loans:
Universal life	$1
Universal life with secondary guarantees	8	$7	$8
Indexed universal life with secondary guarantees	45	44	45
Other permanent cash value life insurance	6	7	6
Variable universal life	17	17	17	$79	$79	$79

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value			5
Disability - disabled lives			5
Miscellaneous reserves			1
Total (direct + assumed)	77	75	87	79	79	79
Reinsurance ceded			5
Total (net)	$77	$75	$82	$79	$79	$79

The table below describes the total withdrawal characteristics of life actuarial reserves for life and accident and health in the Company's Annual Statement and related Separate Accounts Annual Statement:

	December 31,
	2025	2024
	(In Millions)
Annual Statement:
Life insurance section	$84	$81

Separate Accounts Annual Statement:
Life insurance section	86	79
Total	$170	$160

13.	PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations are as follows:

	December 31, 2025		December 31, 2024
	Gross	Net of Loading	Gross	Net of Loading
	(In Millions)
Ordinary renewal	$4	$4
Total	$4	$4	$—	$—

14.	SEPARATE ACCOUNTS

The Company utilizes separate accounts to record and account for assets and liabilities related to variable annuities and variable universal life. The liabilities consist of reserves established to meet withdrawal and future benefit payment contractual provisions. Investment risk associated with market value changes are generally borne by the contract holders.

In accordance with the products recorded within the separate account, some assets are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

The assets legally insulated and not legally insulated from the general account are attributed to the following products:

	December 31, 2025		December 31, 2024
	Legally Insulated	Not Legally Insulated	Legally Insulated	Not Legally Insulated
	(In Millions)
Variable annuities	$3,564		$3,285
Variable universal life	86		79
Total	$3,650		$3,364

In accordance with the products recorded within the separate account, some separate account liabilities are guaranteed by the general account. In accordance with guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. Asset adequacy testing includes variable universal life and variable annuities separate account.

The Company has no separate accounts with guarantees. The Company's separate accounts without guarantees consist of the variable annuities and variable universal life businesses where the assets of these accounts are carried at fair value.

To compensate the general account for the risk taken, the separate account paid risk charges for the years ended December 31, 2025, 2024, 2023, 2022, and 2021 of $21 million, $21 million, $21 million, $20 million, and $18 million, respectively.

For the years ended December 31, 2025, 2024, 2023, 2022, and 2021, the general account of the Company paid $0.2 million, $0.3 million, $1 million, $0.9 million, and zero, respectively, toward the separate account guarantees.

Information regarding the separate accounts of the Company is as follows:

	Years Ended December 31,
	2025	2024
	(In Millions)
Premiums, considerations or deposits	$354	$243

	December 31,
	2025	2024
	(In Millions)
Reserves for accounts with assets at fair value	$3,579	$3,301

Reserves by withdrawal characteristics:
Subject to discretionary withdrawal at fair value	$3,578	$3,300
Not subject to discretionary withdrawal	1	1
Total	$3,579	$3,301

	Years Ended December 31,
	2025	2024	2023
	(In Millions)
Transfers as reported in the summary of operations - statutory basis of the Separate Accounts Annual Statement:
Transfers to separate accounts	$354	$243	$230
Transfers from separate accounts	480	386	335
Transfers as reported in current and future policy benefits in the accompanying statements of operations - statutory basis	$(126)	$(143)	$(105)

The Company does not engage in securities lending transactions or enter into repurchase or reverse repurchase agreements within the separate account.

15.	COMMITMENTS AND CONTINGENCIES

COMMITMENTS

As of December 31, 2025, the Company had $82 million of outstanding contractual obligations to acquire private placement securities for the general account. As of December 31, 2025, the Company had $128 million of outstanding mortgage loan commitments for the general account which were primarily advances available for construction loans.

As of December 31, 2025, the Company has no outstanding commitments for investments in SCA entities, joint ventures, partnerships or limited liability companies.

CONTINGENCIES - LITIGATION

In the ordinary course of business, the Company is a respondent in a number of legal proceedings. Although the Company is confident of its position and the likelihood of an unfavorable outcome is low, it remains possible that a judge or jury could rule against the Company. It is the opinion of management, that such an outcome would be unlikely to have a material adverse effect on the Company's financial statements - statutory basis. The Company believes adequate provision has been made in its financial statements - statutory basis for probable and reasonably estimable losses for litigation claims against the Company, if any.

Issues were identified in a market conduct exam that may be indicative of potential losses. The Company has accrued a loss contingency based on management’s best estimate and does not expect these issues to have a materially adverse effect on the Company’s financial statements - statutory basis.

CONTINGENCIES - IRS REVENUE RULING

In 2007, the IRS issued Rev. Rul. 2007-54, interpreting then-current tax law regarding the computation of the dividend received deduction (DRD). Later in 2007, the IRS issued Rev. Rul. 2007-61, suspending Rev. Rul. 2007-54 and indicating that the IRS would re-address this issue in a future regulation project. In 2014, the IRS issued Rev. Rul. 2014-7, stating that it would not address this issue through regulation, but instead would defer to legislative action. Rev. Rul. 2014-7 also expressly superseded Rev. Rul. 2007-54, and declared Rev. Rul. 2007-61 obsolete. With the enactment of tax reform legislation in December 2017, DRD computations have been modified effective January 1, 2018. Therefore, the Company does not expect that any of the rulings described above will affect DRD computations in the future. However, in open tax years before 2018, the Company could still lose a substantial portion of its DRD claims, which could in turn have a material adverse effect on the Company's financial statements - statutory basis.

CONTINGENCIES - OTHER

In the course of its business, the Company provides certain indemnifications related to dispositions, investments, lease agreements or other transactions that are triggered by breaches of representations, warranties or covenants provided by the Company, among other things. These obligations are typically subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. The Company is also subject to state and federal regulatory inquiries and examinations from time to time, which could result in fines or penalties. Because the amounts of these types of indemnifications and regulatory actions are often not explicitly stated, the overall maximum amount of the obligations under such indemnifications and regulatory actions cannot be reasonably stated. The Company has not historically made material payments for these types of indemnification and regulatory actions. However, the Company may record a contingent reserve for such matters. Management believes that Company liabilities related to such matters, if any, are not likely to have a material adverse effect on the Company's financial statements - statutory basis.

The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payments of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies operating in similar lines of business. The Company has not received notification of any insolvency that is expected to result in a material guaranty fund assessment.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. As of December 31, 2025 and 2024, the estimated liability was less than $1 million. As of December 31, 2025 and 2024, the related premium tax receivable was $3 million. These amounts represent management’s best estimate based on information received from the state in which the Company writes business and may change due to many factors including the Company’s share of the ultimate cost of current insolvencies. Future guaranty fund assessments are expected to be paid based on anticipated funding periods for each guaranty association obligation. Premium tax offsets are expected to be realized based on regulations set forth by various state taxing authorities.

See Note 1 for discussion of other contingencies related to reinsurance.

See Note 5 for discussion of other contingencies related to derivative instruments.

See Note 6 for discussion of other contingencies related to income taxes.

See Note 9 for discussion of other contingencies related to subsidiaries and affiliates.

Pacific Life & Annuity Company

S U P P L E M E N T A L   S C H E D U L E   O F   S E L E C T E D   F I N A N C I A L   D A T A

A S   O F   A N D   F O R   T H E   Y E A R   E N D E D   D E C E M B E R 3 1 , 2 0 2 5

(In Millions)

Investment Income Earned
U.S. Government bonds
Bonds exempt from U.S. tax
Other bonds (unaffiliated)	$393
Bonds of affiliates
Preferred stocks (unaffiliated)
Preferred stocks of affiliates
Common stocks (unaffiliated)	1
Common stocks of affiliates
Mortgage loans	42
Real estate
Contract loans	1
Cash, cash equivalents and short-term investments	7
Derivative instruments	(4)
Other invested assets	6
Aggregate write-ins for investment income	1
Gross Investment Income	$447

Real Estate Owned - Book Value less Encumbrances

Mortgage Loans - Book Value:
Farm mortgages
Residential mortgages
Commercial mortgages	$758
Mezzanine
Total Mortgage Loans	$758

Mortgage Loans By Standing - Book Value:
Good standing	$758
Good standing with restructured terms
Interest overdue more than 90 days, not in foreclosure
Foreclosure in process

Other Long-Term Assets - Statement Value	$27

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:
Bonds
Preferred stocks
Common stocks

Bonds and Short-Term Investments by NAIC Designation and Maturity:
Bonds by Maturity - Statement Value:
Due within one year or less	$482
Over 1 year through 5 years	2,118
Over 5 years through 10 years	2,018
Over 10 years through 20 years	1,922
Over 20 years	1,486
Total by Maturity	$8,026

Bonds by NAIC Designation - Statement Value:
NAIC 1	$4,190
NAIC 2	3,772
NAIC 3	60
NAIC 4	1
NAIC 5	3
NAIC 6
Total by NAIC Designation	$8,026

Total Bonds Publicly Traded	$4,393
Total Bonds Privately Placed	$3,633
Preferred Stocks - Book/Adjusted Carrying Value
Common Stocks - Fair Value	$8
Short-term Investments - Book/Adjusted Carrying Value	$4
Options, Caps & Floors Owned - Statement Value	$3
Options, Caps & Floors Written and In Force - Statement Value
Collar, Swap & Forward Agreements Open - Statement Value	$(14)
Futures Contracts Open - Current Value	$9
Cash Equivalents	$52
Cash on Deposit	$18

Life Insurance In Force, Net of Reinsurance:
Industrial
Ordinary	$2,397
Credit Life
Group Life	$5,037

Amount of Accidental Death Insurance In Force Under Ordinary Policies	$1

Life Insurance Policies with Disability Provisions In Force:
Industrial
Ordinary	$5
Credit Life
Group Life	$5,037

Supplementary Contracts In Force:
Ordinary
Not Involving Life Contingencies - Amount on Deposit
Not Involving Life Contingencies - Income Payable
Involving Life Contingencies - Income Payable
Group
Not Involving Life Contingencies - Amount on Deposit
Not Involving Life Contingencies - Income Payable
Involving Life Contingencies - Income Payable

Annuities:
Ordinary
Immediate - Amount of Income Payable	$149
Deferred - Fully Paid Account Balance	$3,882
Deferred - Not Fully Paid - Account Balance
Group
Amount of Income Payable	$91
Fully Paid Account Balance
Not Fully Paid - Account Balance

Accident and Health Insurance - Premiums In Force:
Other
Group	$34
Credit

Deposit Funds and Dividend Accumulations:
Deposit Funds - Account Balance	$1,219
Dividend Accumulations - Account Balance

Claim Payments 2025:
Group Accident and Health - Year Ended December 31, 2025
2025	$11
2024
2023
2022
2021
Prior

Other Accident and Health
2025
2024
2023
2022
2021
Prior

Other Coverages that Use Developmental Methods to Calculate Claim Reserves:
2025
2024
2023
2022
2021
Prior

Pacific Life & Annuity Company

S U P P L E M E N T A L   S U M M A R Y   I N V E S T M E N T   S C H E D U L E

D E C E M B E R 3 1 , 2 0 2 5

($ In Millions)

	Gross Investment Holdings *		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Issuer credit obligations:
U.S. government obligations	$6	0.07%	$6	0.07%
Non-U.S. sovereign jurisdiction securities	106	1.18%	106	1.18%
Municipal bonds - general obligations (direct & guaranteed)	43	0.48%	43	0.48%
Municipal bonds - special revenue	299	3.34%	299	3.34%
Project finance bonds issued by operating entities	253	2.82%	253	2.82%
Corporate bonds	5,303	59.21%	5,303	59.21%
Single entity backed obligations	50	0.56%	50	0.56%
Bond issued by funds representing operating entities	293	3.27%	293	3.27%
Bank loans - acquired	10	0.11%	10	0.11%
Other issuer credit obligations	10	0.11%	10	0.11%
Total issuer credit obligations	6,373	71.15%	6,373	71.15%

Asset-backed securities:
Financial asset-backed securities – self-liquidating	878	9.80%	878	9.80%
Financial asset-backed securities – not self-liquidating	181	2.02%	181	2.02%
Non-financial asset-backed securities	590	6.59%	590	6.59%
Total asset-backed securities	1,649	18.41%	1,649	18.41%

Common stocks:
Industrial and miscellaneous - other (unaffiliated)	8	0.09%	8	0.09%
Total common stocks	8	0.09%	8	0.09%

Mortgage loans:
Commercial mortgages	758	8.46%	758	8.46%
Total mortgage loans	758	8.46%	758	8.46%

Cash, cash equivalents and short-term investments:
Cash	18	0.20%	18	0.20%
Cash equivalents	52	0.59%	52	0.59%
Short-term investments	4	0.04%	4	0.04%
Total cash, cash equivalents and short-term investments	74	0.83%	74	0.83%

Contract loans	21	0.23%	21	0.23%
Derivatives	13	0.15%	13	0.15%
Receivables for securities **	7	0.08%	7	0.08%
Other invested assets	54	0.60%	54	0.60%
Total invested assets	$8,957	100.00%	$8,957	100.00%

* Gross Investment Holdings as valued in compliance with NAIC Accounting Practices and Procedures Manual.

** Included in Other invested assets in the Annual Statement.

Pacific Life & Annuity Company

S U P P L E M E N T A L   S C H E D U L E   O F   I N V E S T M E N T   R I S K   I N T E R R O G A T O R I E S

D E C E M B E R 3 1 , 2 0 2 5

1.	The Company's total admitted assets, excluding separate accounts, as reported in the statements of admitted assets, liabilities and capital and surplus (Total Admitted Assets) were $9.1 billion as of December 31, 2025.

2.	The 10 largest exposures to a single issuer/borrower/investment are as follows:

	(In Millions)	Percentage of Total Admitted Assets
RTX Corporation (Bonds)	$67	0.7%
Amgen Inc. (Bonds)	53	0.6%
AMAPS 2 LLC (Bonds)	50	0.5%
Oracle Corporation (Bonds)	45	0.5%
B9 Navigation Pool A-1 LLC (Bonds)	45	0.5%
AT&T Inc. (Bonds)	42	0.5%
Petershill Partners, Inc. (Bonds)	40	0.4%
Global Payments Inc. (Bonds)	40	0.4%
Bank of America Corporation (Bonds)	37	0.4%
AES Indiana (Bonds)	37	0.4%

3.	The amounts and percentages of Total Admitted Assets held in bonds and preferred stocks by NAIC designation are as follows:

	(In Millions)	Percentage of Total Admitted Assets		(In Millions)	Percentage of Total Admitted Assets
Bonds:			Preferred Stock:
NAIC 1	$4,190	46.0%	NAIC 1
NAIC 2	3,772	41.4%	NAIC 2
NAIC 3	60	0.7%	NAIC 3
NAIC 4	1	0.0%	NAIC 4
NAIC 5	3	0.0%	NAIC 5
NAIC 6			NAIC 6

4.	Assets held in foreign investments totaled $1.4 billion, which represents 15.1% of Total Admitted Assets.

5.	The aggregate foreign investment exposure categorized by NAIC sovereign designation is as follows:

	(In Millions)	Percentage of Total Admitted Assets
Countries designated NAIC 1	$1,163	12.8%
Countries designated NAIC 2	180	2.0%
Countries designated NAIC 3 or below	33	0.4%

6.	The largest foreign investment exposures by country, categorized by the country's NAIC sovereign designation are as follows:

	(In Millions)	Percentage of Total Admitted Assets
Countries designated NAIC 1
Country: Cayman Islands	$301	3.3%
Country: United Kingdom	263	2.9%
Countries designated NAIC 2
Country: Mexico	74	0.8%
Country: Italy	43	0.5%
Countries designated NAIC 3 or below
Country: Brazil	13	0.1%
Country: Marshall Islands	7	0.1%

7-9.	There is no unhedged foreign currency exposure.

10.	The 10 largest non-sovereign (i.e., non-governmental) foreign issues are as follows:

NAIC Designation	Issuer	(In Millions)	Percentage of Total Admitted Assets
1.E FE/1.G FE/2.A FE	Banco Santander, S.A.	$36	0.4%
1.G FE/2.B FE	Standard Chartered PLC	35	0.4%
1.G FE/2.A FE	Lloyds Banking Group PLC	29	0.3%
2.B PL/2.C PL	Altera Infrastructure Voyageur Holdings Ltd.	26	0.3%
2.A FE	Deutsche Telekom International Finance B.V.	23	0.3%
2.A FE/2.B FE	ABN AMRO Bank N.V.	23	0.3%
2.A FE/2.C FE	Deutsche Bank AG - New York Branch	21	0.2%
1.C FE	CIFC Funding Ltd	21	0.2%
1.E PL	Bridgepoint Us Finance Limited	21	0.2%
2.B FE	Aker BP ASA	21	0.2%

11.	The amount and percentage of Total Admitted Assets held in Canadian investments totaled $241 million, which represent 2.6% of Total Admitted Assets.

12.	The aggregate amount and percentage of Total Admitted Assets held in investments with contractual sales restrictions are less than 2.5% of Total Admitted Assets.

13.	Assets held in equity interest are less than 2.5% of Total Admitted Assets.

14.	Assets held in nonaffiliated, privately placed equities are less than 2.5% of Total Admitted Assets.

a.	The 10 largest fund managers are as follows:

	Total
Fund Manager	Invested	Diversified
	(In Millions)
Walkers Fiduciary Limited	$1	$1

15.	Assets held in general partnership interests are less than 2.5% of Total Admitted Assets.

16.	The amounts and percentages of Total Admitted Assets held in mortgage loans are as follows:

a.	The 10 largest aggregate mortgage interests sharing the same property or group of properties are as follows:

Type (Residential, Commercial, Agricultural)	(In Millions)	Percentage of Total Admitted Assets
Commercial loan	$33	0.4%
Commercial loan	28	0.3%
Commercial loan	25	0.3%
Commercial loan	25	0.3%
Commercial loan	24	0.3%
Commercial loan	21	0.2%
Commercial loan	20	0.2%
Commercial loan	20	0.2%
Commercial loan	20	0.2%
Commercial loan	20	0.2%

b.	The amounts and percentages of Total Admitted Assets held in the following categories of mortgage loans are as follows:

		Percentage
		of Total
	(In Millions)	Admitted Assets
Construction loans	$96	1.1%

17.	The aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisals as of December 31, 2025 are as follows:

	(In Millions)	Percentage of Total Admitted Assets
Commercial:
Above 95%	$38	0.4%
91% to 95%
81% to 90%	19	0.2%
71% to 80%	52	0.6%
Below 70%	649	7.1%

18.	Assets held in real estate are less than 2.5% of Total Admitted Assets.

19.	Assets held in investments held in mezzanine real estate loans are less than 2.5% of Total Admitted Assets.

20.	The Company has no securities lending agreements, repurchase agreements, or reverse repurchase agreements.

21.	The amounts and percentages of Total Admitted Assets for warrants not attached to other financial instruments, options, caps, and floors are as follows:

	(In Millions)	Percentage of Total Admitted Assets
Owned:
Hedging	$3	0.0%

22.	The amounts and percentages of Total Admitted Assets of potential exposure for collars, swaps, and forwards are as follows:

		Percentage
	December 31,	of Total	As of Each Quarter End
	2025	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
	($ In Millions)
Hedging	$6	0.1%	$5	$5	$5

23.	The amounts and percentages of Total Admitted Assets of potential exposure for futures contracts are as follows:

		Percentage
	December 31,	of Total	As of Each Quarter End
	2025	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
	($ In Millions)
Hedging	$9	0.1%	$7	$11	$9

Pacific Life & Annuity Company

S U P P L E M E N T A L   S C H E D U L E   O F   R E I N S U R A N C E   D I S C L O S U R E S

D E C E M B E R 3 1 , 2 0 2 5

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.	The Company has not reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, that includes a provision that limits the reinsurer's assumption of significant risks identified in Appendix A-791.

2.	The Company has not reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer's assumption of risk.

3.	The Company does not have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

a.	Provisions that permit the reporting of losses, or settlements to be made, less frequently than quarterly;

b.	Provisions that permit payments due from the reinsurer to not be made in cash within 90 days of the settlement date (unless there is no activity during the period); or

c.	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

4.	The Company has not reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61.

5.	The Company has not ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the year ended December 31, 2025 and are accounted for the contract as reinsurance under NAIC SAP and as a deposit under U.S. GAAP.

6.	The Company has not ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the year ended December 31, 2025 and accounted for the contract as reinsurance under U.S. GAAP and as a deposit under NAIC SAP.